UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2013

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT     |     SEPTEMBER 30, 2013

Core Plus Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	27
Statement of Operations	28
Statement of Changes in Net Assets	29
Notes to Financial Statements	30
Financial Highlights	37
Approval of Management Agreement	40
Additional Information	45

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

         Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Bond Yields and Stock Indices Soared Together Until September

U.S. government bond yields and stock indices traced roughly parallel upward paths during most of the six months ended September 30, 2013. The 10-year U.S. Treasury yield began the period at 1.85%, compressed in large part by the scale of the Federal Reserve’s (the Fed’s) bond-buying program ($85 billion of quantitative easing, or QE, each month).

Hints from the Fed that it might taper QE by year end sent bond yields soaring from early May to early September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before finishing the reporting period at 2.61%. Bond yields generally declined in September on weaker-than-expected economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the impending partial shutdown of the U.S. government.

Even with the September rally, bonds significantly underperformed stocks for the full reporting period. The 10-year Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market) returned –5.20% and –1.77%, respectively. By contrast, the S&P 500 Index gained 8.31% as the U.S. economy showed signs of attaining sustainable growth, fueled in part by Fed stimulus. Improvements in the housing and job markets helped trigger optimism, though their absolute numbers still fell short of pre-2008 levels.

Full recovery from 2008 remains a distant goal. Economic growth is still subpar compared with past recoveries, hampered further by the fiscal sequester and partial government shutdown. Faced with these challenges, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this uncertain environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of September 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACCNX	-2.59%	-2.21%	6.02%	5.75%	11/30/06
Barclays U.S. Aggregate Bond Index	—	-1.77%	-1.68%	5.41%	4.96%	—
Institutional Class	ACCUX	-2.50%	-2.02%	6.23%	5.96%	11/30/06
A Class No sales charge* With sales charge*	ACCQX	-2.72% -7.12%	-2.46% -6.88%	5.75% 4.79%	5.48% 4.78%	11/30/06
C Class No sales charge* With sales charge*	ACCKX	-3.08% -4.04%	-3.19% -3.19%	4.97% 4.97%	4.70% 4.70%	11/30/06
R Class	ACCPX	-2.84%	-2.70%	5.49%	5.22%	11/30/06

*  Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.65%	0.45%	0.90%	1.65%	1.15%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

September 30, 2013
Portfolio at a Glance
Average Duration (effective)	5.0 years
Weighted Average Life	7.2 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	29.1%
U.S. Government Agency Mortgage-Backed Securities	28.2%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	6.3%
Commercial Mortgage-Backed Securities	6.1%
Sovereign Governments and Agencies	4.3%
Municipal Securities	3.3%
U.S. Government Agency Securities	1.0%
Asset-Backed Securities	0.6%
Temporary Cash Investments	3.8%
Other Assets and Liabilities	(5.6)%*

*Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period(1) 4/1/13 - 9/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$974.10	$3.22	0.65%
Institutional Class	$1,000	$975.00	$2.23	0.45%
A Class	$1,000	$972.80	$4.45	0.90%
C Class	$1,000	$969.20	$8.15	1.65%
R Class	$1,000	$971.60	$5.68	1.15%
Hypothetical
Investor Class	$1,000	$1,021.81	$3.29	0.65%
Institutional Class	$1,000	$1,022.81	$2.28	0.45%
A Class	$1,000	$1,020.56	$4.56	0.90%
C Class	$1,000	$1,016.80	$8.34	1.65%
R Class	$1,000	$1,019.30	$5.82	1.15%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2013 (UNAUDITED)

	Principal Amount	Value
Corporate Bonds — 29.1%
AEROSPACE AND DEFENSE — 0.4%
L-3 Communications Corp., 5.20%, 10/15/19	$50,000	$54,417
L-3 Communications Corp., 4.75%, 7/15/20	100,000	104,916
Lockheed Martin Corp., 7.65%, 5/1/16	50,000	58,523
Lockheed Martin Corp., 4.25%, 11/15/19	210,000	228,608
Triumph Group, Inc., 8.00%, 11/15/17	50,000	52,625
United Technologies Corp., 6.125%, 2/1/19	80,000	95,570
United Technologies Corp., 6.05%, 6/1/36	95,000	112,492
United Technologies Corp., 5.70%, 4/15/40	60,000	68,765
		775,916
AUTO COMPONENTS†
TRW Automotive, Inc., 8.875%, 12/1/17(1)	50,000	52,813
AUTOMOBILES — 0.7%
American Honda Finance Corp., 2.50%, 9/21/15(1)	190,000	196,193
American Honda Finance Corp., 1.50%, 9/11/17(1)	100,000	98,940
Daimler Finance North America LLC, 1.30%, 7/31/15(1)	220,000	221,088
Daimler Finance North America LLC, 2.625%, 9/15/16(1)	80,000	82,538
Ford Motor Co., 4.75%, 1/15/43	50,000	44,784
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	190,000	205,745
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	100,000	124,771
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	270,000	300,720
Volkswagen International Finance NV, 1.625%, 3/22/15(1)	180,000	182,388
		1,457,167
BEVERAGES — 0.8%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14	100,000	105,438
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	481,000	606,051
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	200,000	230,261
PepsiCo, Inc., 3.00%, 8/25/21	120,000	118,527
Pernod-Ricard SA, 2.95%, 1/15/17(1)	190,000	197,304
SABMiller Holdings, Inc., 2.45%, 1/15/17(1)	400,000	411,350
		1,668,931
BIOTECHNOLOGY — 0.3%
Amgen, Inc., 5.85%, 6/1/17	90,000	102,788
Amgen, Inc., 4.10%, 6/15/21	120,000	124,232
Amgen, Inc., 5.375%, 5/15/43	80,000	79,961
Celgene Corp., 3.25%, 8/15/22	100,000	95,043
Gilead Sciences, Inc., 4.40%, 12/1/21	170,000	182,476
		584,500
CAPITAL MARKETS — 0.3%
Ameriprise Financial, Inc., 5.30%, 3/15/20	100,000	113,856
Ameriprise Financial, Inc., 4.00%, 10/15/23	100,000	101,425
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	343,000	400,560
Jefferies Group, Inc., 5.125%, 4/13/18	80,000	86,259
		702,100
CHEMICALS — 0.4%
Dow Chemical Co. (The), 4.25%, 11/15/20	120,000	125,763
Eastman Chemical Co., 2.40%, 6/1/17	190,000	192,939
Eastman Chemical Co., 3.60%, 8/15/22	110,000	107,246
Ecolab, Inc., 3.00%, 12/8/16	90,000	94,490
Ecolab, Inc., 4.35%, 12/8/21	170,000	179,491
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	220,469
		920,398
COMMERCIAL BANKS — 2.1%
Bank of America N.A., 5.30%, 3/15/17	300,000	330,944
Bank of America N.A., 6.00%, 10/15/36	250,000	281,090

7

	Principal Amount	Value
Bank of Montreal, MTN, 1.45%, 4/9/18	$130,000	$127,204
Bank of Nova Scotia, 2.55%, 1/12/17	180,000	186,662
BB&T Corp., MTN, 5.70%, 4/30/14	20,000	20,620
BB&T Corp., MTN, 3.20%, 3/15/16	55,000	57,680
BB&T Corp., MTN, 2.05%, 6/19/18	90,000	89,759
Capital One Financial Corp., 2.15%, 3/23/15	130,000	132,149
Capital One Financial Corp., 1.00%, 11/6/15	100,000	99,556
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22	250,000	240,417
HBOS plc, MTN, 6.75%, 5/21/18(1)	100,000	111,641
HSBC Bank plc, 3.50%, 6/28/15(1)	110,000	115,137
ING Bank NV, 2.00%, 9/25/15(1)	200,000	202,836
Intesa Sanpaolo SpA, 3.875%, 1/16/18	100,000	98,425
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	370,000	412,884
KFW, 4.125%, 10/15/14	140,000	145,602
KFW, 2.00%, 6/1/16	380,000	393,827
PNC Funding Corp., 3.625%, 2/8/15	60,000	62,311
PNC Funding Corp., 4.375%, 8/11/20	50,000	53,791
Regions Bank, 7.50%, 5/15/18	250,000	294,654
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	280,000	299,167
Standard Chartered plc, 5.20%, 1/26/24(1)	200,000	201,429
SunTrust Banks, Inc., 3.60%, 4/15/16	33,000	34,867
Toronto-Dominion Bank (The), 2.375%, 10/19/16	80,000	82,824
Toronto-Dominion Bank (The), MTN, 2.50%, 7/14/16	80,000	83,213
U.S. Bancorp., 3.44%, 2/1/16	90,000	94,128
U.S. Bancorp., MTN, 2.95%, 7/15/22	70,000	66,007
Wachovia Bank N.A., 4.80%, 11/1/14	34,000	35,548
Wells Fargo & Co., 3.68%, 6/15/16	100,000	106,667
Wells Fargo & Co., 5.625%, 12/11/17	100,000	115,016
Wells Fargo & Co., MTN, 4.60%, 4/1/21	130,000	141,439
		4,717,494
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18	40,000	42,650
Republic Services, Inc., 3.55%, 6/1/22	190,000	185,872
Waste Management, Inc., 4.75%, 6/30/20	70,000	76,101
		304,623
COMMUNICATIONS EQUIPMENT — 0.3%
Apple, Inc., 1.00%, 5/3/18	160,000	154,326
CC Holdings GS V LLC/ Crown Castle GS III Corp., 2.38%, 12/15/17	190,000	187,532
CC Holdings GS V LLC/ Crown Castle GS III Corp., 3.85%, 4/15/23	160,000	144,619
Crown Castle International Corp., 5.25%, 1/15/23	200,000	185,000
		671,477
COMPUTERS AND PERIPHERALS — 0.2%
Dell, Inc., 2.30%, 9/10/15	170,000	170,109
Dell, Inc., 3.10%, 4/1/16	30,000	30,029
Hewlett-Packard Co., 4.30%, 6/1/21	100,000	97,341
Hewlett-Packard Co., 4.65%, 12/9/21	120,000	118,094
Seagate HDD Cayman, 4.75%, 6/1/23(1)	130,000	125,775
		541,348
CONSTRUCTION MATERIALS — 0.2%
Covanta Holding Corp., 7.25%, 12/1/20	200,000	215,483
Owens Corning, 4.20%, 12/15/22	140,000	136,890
		352,373
CONSUMER FINANCE — 0.5%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	350,000	406,310
American Express Credit Corp., MTN, 2.375%, 3/24/17	140,000	144,615
Equifax, Inc., 3.30%, 12/15/22	170,000	159,822

8

Principal Amount	Value

PNC Bank N.A., 6.00%, 12/7/17	$200,000	$231,820
SLM Corp., MTN, 5.00%, 10/1/13	120,000	120,000
		1,062,567
CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20	150,000	162,937
DIVERSIFIED CONSUMER SERVICES — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17	50,000	48,979
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	93,107
Johns Hopkins University, 4.08%, 7/1/53	55,000	49,792
		191,878
DIVERSIFIED FINANCIAL SERVICES — 4.6%
Ally Financial, Inc., 8.30%, 2/12/15	240,000	259,200
Bank of America Corp., 3.75%, 7/12/16	310,000	328,789
Bank of America Corp., 6.50%, 8/1/16	60,000	68,058
Bank of America Corp., 5.75%, 12/1/17	230,000	259,749
Bank of America Corp., 5.625%, 7/1/20	350,000	392,825
Citigroup, Inc., 4.75%, 5/19/15	109,000	115,408
Citigroup, Inc., 4.45%, 1/10/17	700,000	758,631
Citigroup, Inc., 5.50%, 2/15/17	170,000	186,308
Citigroup, Inc., 6.125%, 11/21/17	680,000	782,852
Citigroup, Inc., 1.75%, 5/1/18	10,000	9,711
Citigroup, Inc., 4.05%, 7/30/22	80,000	77,871
Deutsche Bank AG, VRN, 4.30%, 5/24/23	200,000	181,055
General Electric Capital Corp., 2.25%, 11/9/15	180,000	184,907
General Electric Capital Corp., MTN, 5.00%, 1/8/16	100,000	108,740
General Electric Capital Corp., MTN, 5.625%, 9/15/17	50,000	57,035
General Electric Capital Corp., MTN, 6.00%, 8/7/19	880,000	1,025,663
General Electric Capital Corp., MTN, 4.65%, 10/17/21	250,000	266,977
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	170,000	178,882
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	600,000	679,020
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	230,000	255,507
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	160,000	167,467
Goldman Sachs Group, Inc. (The), MTN, 3.70%, 8/1/15	110,000	114,822
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	230,000	253,770
HSBC Holdings plc, 5.10%, 4/5/21	250,000	275,911
HSBC Holdings plc, 4.00%, 3/30/22	60,000	61,184
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	50,000	51,687
JPMorgan Chase & Co., 6.00%, 1/15/18	210,000	241,424
JPMorgan Chase & Co., 4.625%, 5/10/21	530,000	565,951
Morgan Stanley, 4.75%, 3/22/17	360,000	389,111
Morgan Stanley, 5.75%, 1/25/21	150,000	166,822
Morgan Stanley, 4.875%, 11/1/22	50,000	50,137
Morgan Stanley, 3.75%, 2/25/23	150,000	144,949
Morgan Stanley, MTN, 6.00%, 4/28/15	300,000	321,998
Morgan Stanley, MTN, 6.625%, 4/1/18	350,000	406,815
Morgan Stanley, MTN, 5.625%, 9/23/19	100,000	111,763
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	100,000	101,132
Syngenta Finance NV, 3.125%, 3/28/22	100,000	97,938
UBS AG, 7.625%, 8/17/22	400,000	443,106
		10,143,175
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc., 3.875%, 8/15/21	480,000	487,088
AT&T, Inc., 2.625%, 12/1/22	170,000	152,739
AT&T, Inc., 6.55%, 2/15/39	100,000	111,494
AT&T, Inc., 4.30%, 12/15/42	240,000	200,552
British Telecommunications plc, 5.95%, 1/15/18	300,000	344,224

9

Principal Amount	Value

CenturyLink, Inc., Series Q, 6.15%, 9/15/19	$100,000	$104,250
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)	110,000	111,711
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	200,000	240,043
Orange SA, 4.375%, 7/8/14	80,000	82,151
Telecom Italia Capital SA, 7.00%, 6/4/18	30,000	33,095
Telefonica Emisiones SAU, 5.88%, 7/15/19	80,000	86,871
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	102,680
Verizon Communications, Inc., 3.65%, 9/14/18	390,000	411,496
Verizon Communications, Inc., 4.50%, 9/15/20	90,000	95,869
Verizon Communications, Inc., 5.15%, 9/15/23	180,000	193,382
Verizon Communications, Inc., 6.40%, 9/15/33	330,000	367,498
Verizon Communications, Inc., 7.35%, 4/1/39	110,000	134,793
Verizon Communications, Inc., 4.75%, 11/1/41	60,000	53,773
Verizon Communications, Inc., 6.55%, 9/15/43	80,000	90,619
Virgin Media Finance plc, 8.375%, 10/15/19	134,000	145,725
Windstream Corp., 7.875%, 11/1/17	40,000	44,800
		3,594,853
ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	12,000	13,860
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Arrow Electronics, Inc., 3.375%, 11/1/15	180,000	186,331
Jabil Circuit, Inc., 7.75%, 7/15/16	170,000	193,375
		379,706
ENERGY EQUIPMENT AND SERVICES — 0.4%
Ensco plc, 3.25%, 3/15/16	70,000	73,124
Ensco plc, 4.70%, 3/15/21	130,000	138,249
Pride International, Inc., 6.875%, 8/15/20	100,000	119,381
Transocean, Inc., 5.05%, 12/15/16	50,000	54,848
Transocean, Inc., 2.50%, 10/15/17	210,000	210,804
Transocean, Inc., 6.50%, 11/15/20	80,000	89,457
Transocean, Inc., 6.375%, 12/15/21	60,000	66,825
Weatherford International Ltd., 9.625%, 3/1/19	60,000	75,639
		828,327
FOOD AND STAPLES RETAILING — 0.5%
Dollar General Corp., 4.125%, 7/15/17	100,000	106,388
Kroger Co. (The), 6.40%, 8/15/17	100,000	115,364
Safeway, Inc., 4.75%, 12/1/21	120,000	120,745
Wal-Mart Stores, Inc., 5.875%, 4/5/27	95,000	115,036
Wal-Mart Stores, Inc., 4.875%, 7/8/40	90,000	91,580
Wal-Mart Stores, Inc., 5.625%, 4/15/41	130,000	146,981
Walgreen Co., 1.00%, 3/13/15	250,000	250,840
Walgreen Co., 1.80%, 9/15/17	100,000	100,457
Walgreen Co., 3.10%, 9/15/22	110,000	103,748
		1,151,139
FOOD PRODUCTS — 0.4%
Kraft Foods Group, Inc., 6.125%, 8/23/18	22,000	25,903
Kraft Foods Group, Inc., 5.375%, 2/10/20	41,000	46,753
Kraft Foods Group, Inc., 5.00%, 6/4/42	110,000	109,364
Kraft Foods, Inc., 5.375%, 2/10/20	138,000	156,084
Mondelez International, Inc., 6.50%, 2/9/40	90,000	105,982
Tyson Foods, Inc., 6.60%, 4/1/16	100,000	112,203
Tyson Foods, Inc., 4.50%, 6/15/22	230,000	239,232
		795,521
GAS UTILITIES — 1.3%
El Paso Corp., 6.875%, 6/15/14	50,000	51,983
El Paso Corp., 7.25%, 6/1/18	120,000	135,212
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	200,000	212,779

10

Principal Amount	Value

El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	$160,000	$184,842
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	69,667
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	75,738
Energy Transfer Partners LP, 5.20%, 2/1/22	80,000	84,273
Energy Transfer Partners LP, 3.60%, 2/1/23	40,000	37,348
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	148,261
Enterprise Products Operating LLC, 6.30%, 9/15/17	230,000	266,339
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	200,000	222,707
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	80,000	94,887
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	66,001
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	100,000	98,543
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	141,600
Magellan Midstream Partners LP, 6.55%, 7/15/19	170,000	203,215
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	30,000	31,773
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	160,000	158,391
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	214,538
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	117,682
Williams Partners LP, 4.125%, 11/15/20	280,000	283,928
		2,899,707
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	80,000	78,252
Biomet, Inc., 6.50%, 8/1/20	100,000	103,750
		182,002
HEALTH CARE PROVIDERS AND SERVICES — 0.5%
Aetna, Inc., 2.75%, 11/15/22	60,000	55,504
Express Scripts Holding Co., 2.65%, 2/15/17	200,000	206,390
Express Scripts Holding Co., 7.25%, 6/15/19	100,000	122,522
HCA, Inc., 7.875%, 2/15/20	140,000	151,287
HCA, Inc., 7.69%, 6/15/25	50,000	51,437
NYU Hospitals Center, 4.43%, 7/1/42	100,000	82,750
UnitedHealth Group, Inc., 4.25%, 3/15/43	140,000	127,967
Universal Health Services, Inc., 7.125%, 6/30/16	200,000	224,250
WellPoint, Inc., 3.125%, 5/15/22	110,000	104,687
WellPoint, Inc., 3.30%, 1/15/23	80,000	75,590
		1,202,384
HOTELS, RESTAURANTS AND LEISURE — 0.1%
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	50,000	55,000
Wyndham Worldwide Corp., 2.95%, 3/1/17	150,000	154,078
Yum! Brands, Inc., 3.75%, 11/1/21	30,000	29,820
		238,898
HOUSEHOLD DURABLES — 0.1%
Lennar Corp., 4.75%, 12/15/17	100,000	103,250
Mohawk Industries, Inc., 3.85%, 2/1/23	100,000	95,722
Toll Brothers Finance Corp., 6.75%, 11/1/19	90,000	99,900
		298,872
HOUSEHOLD PRODUCTS — 0.1%
Jarden Corp., 6.125%, 11/15/22	150,000	156,187
INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 7.50%, 3/15/18(1)	100,000	112,750
General Electric Co., 5.25%, 12/6/17	220,000	250,677
General Electric Co., 4.125%, 10/9/42	100,000	92,164
SPX Corp., 7.625%, 12/15/14	50,000	53,625
		509,216
INSURANCE — 1.5%
American International Group, Inc., 6.40%, 12/15/20	260,000	306,938
American International Group, Inc., MTN, 5.85%, 1/16/18	322,000	366,911

11

Principal Amount	Value

Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	$200,000	$194,695
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	130,000	139,440
Berkshire Hathaway, Inc., 3.75%, 8/15/21	40,000	41,669
Berkshire Hathaway, Inc., 4.50%, 2/11/43	40,000	37,415
Genworth Holdings, Inc., 7.20%, 2/15/21	50,000	57,699
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	110,000	121,924
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	60,000	67,452
ING U.S., Inc., 5.50%, 7/15/22	150,000	161,826
ING U.S., Inc., 5.70%, 7/15/43(1)	90,000	89,637
ING U.S., Inc., VRN, 5.65%, 5/15/23	100,000	91,763
International Lease Finance Corp., 8.75%, 3/15/17	50,000	57,625
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)	110,000	113,987
Liberty Mutual Group, Inc., 6.50%, 5/1/42(1)	100,000	108,264
Lincoln National Corp., 6.25%, 2/15/20	160,000	186,430
Markel Corp., 4.90%, 7/1/22	212,000	222,963
Markel Corp., 3.625%, 3/30/23	50,000	47,630
MetLife, Inc., 6.75%, 6/1/16	100,000	114,687
MetLife, Inc., 1.76%, 12/15/17	110,000	109,319
MetLife, Inc., 4.125%, 8/13/42	110,000	97,086
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	140,000	132,293
Prudential Financial, Inc., MTN, 7.375%, 6/15/19	115,000	142,604
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	110,000	124,304
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	45,000	48,594
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	90,000	96,424
WR Berkley Corp., 4.625%, 3/15/22	100,000	103,594
		3,383,173
IT SERVICES — 0.3%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	140,000	142,205
International Business Machines Corp., 1.95%, 7/22/16	400,000	412,262
		554,467
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	49,301
MEDIA — 1.7%
CBS Corp., 4.85%, 7/1/42	90,000	80,664
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	93,000
Comcast Corp., 5.90%, 3/15/16	200,000	223,706
Comcast Corp., 6.40%, 5/15/38	80,000	95,142
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	120,000	124,752
Discovery Communications LLC, 5.625%, 8/15/19	200,000	228,507
DISH DBS Corp., 7.00%, 10/1/13	100,000	100,000
DISH DBS Corp., 7.125%, 2/1/16	260,000	286,325
DISH DBS Corp., 4.625%, 7/15/17	110,000	113,025
Lamar Media Corp., 9.75%, 4/1/14	90,000	93,825
NBCUniversal Media LLC, 5.15%, 4/30/20	180,000	204,465
NBCUniversal Media LLC, 4.375%, 4/1/21	610,000	657,982
News America, Inc., 6.90%, 8/15/39	220,000	256,537
Omnicom Group, Inc., 3.625%, 5/1/22	40,000	38,449
Qwest Corp., 7.50%, 10/1/14	80,000	84,787
SBA Telecommunications, Inc., 8.25%, 8/15/19	65,000	70,525
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)	50,000	52,730
Time Warner Cable, Inc., 6.75%, 7/1/18	230,000	257,177
Time Warner Cable, Inc., 4.50%, 9/15/42	120,000	88,032
Time Warner, Inc., 7.70%, 5/1/32	100,000	126,239

12

Principal Amount	Value

Time Warner, Inc., 5.375%, 10/15/41	$200,000	$200,200
Viacom, Inc., 4.375%, 9/15/14	110,000	113,580
Viacom, Inc., 4.50%, 3/1/21	140,000	146,212
Viacom, Inc., 3.125%, 6/15/22	50,000	46,681
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	60,000	55,224
		3,837,766
METALS AND MINING — 0.6%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	70,000	62,902
ArcelorMittal, 5.75%, 8/5/20	75,000	77,062
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	74,475
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	100,000	99,454
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(1)	60,000	55,448
Newmont Mining Corp., 3.50%, 3/15/22	30,000	26,291
Newmont Mining Corp., 6.25%, 10/1/39	80,000	74,228
Southern Copper Corp., 5.25%, 11/8/42	70,000	56,797
Steel Dynamics, Inc., 7.625%, 3/15/20	100,000	108,625
Teck Resources Ltd., 5.375%, 10/1/15	50,000	53,900
Teck Resources Ltd., 3.15%, 1/15/17	70,000	71,870
Vale Overseas Ltd., 5.625%, 9/15/19	170,000	185,488
Vale Overseas Ltd., 4.625%, 9/15/20	240,000	244,086
Xstrata Canada Financial Corp., 4.95%, 11/15/21(1)	130,000	130,279
		1,320,905
MULTI-UTILITIES — 1.8%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	120,000	100,866
CMS Energy Corp., 4.25%, 9/30/15	50,000	52,743
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	98,079
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	141,018
Consumers Energy Co., 2.85%, 5/15/22	50,000	48,776
Dominion Resources, Inc., 2.25%, 9/1/15	200,000	205,505
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	142,325
Dominion Resources, Inc., 2.75%, 9/15/22	130,000	121,733
Dominion Resources, Inc., 4.90%, 8/1/41	220,000	218,402
DPL, Inc., 6.50%, 10/15/16	230,000	244,950
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	50,000	61,608
Duke Energy Corp., 3.95%, 9/15/14	150,000	154,769
Duke Energy Corp., 1.625%, 8/15/17	180,000	179,497
Duke Energy Corp., 3.55%, 9/15/21	380,000	381,650
Duke Energy Florida, Inc., 6.35%, 9/15/37	70,000	85,596
Edison International, 3.75%, 9/15/17	100,000	105,989
Exelon Generation Co. LLC, 5.20%, 10/1/19	110,000	120,658
Exelon Generation Co. LLC, 4.00%, 10/1/20	70,000	70,141
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	76,714
FirstEnergy Corp., 4.25%, 3/15/23	100,000	91,664
Georgia Power Co., 4.30%, 3/15/42	70,000	63,312
Ipalco Enterprises, Inc., 5.00%, 5/1/18	40,000	41,700
Niagara Mohawk Power Corp., 4.88%, 8/15/19(1)	40,000	44,796
Nisource Finance Corp., 4.45%, 12/1/21	60,000	62,075
Nisource Finance Corp., 5.25%, 2/15/43	40,000	38,571
Northern States Power Co., 3.40%, 8/15/42	100,000	82,629
Pacific Gas & Electric Co., 3.25%, 9/15/21	150,000	147,551
PacifiCorp, 6.00%, 1/15/39	110,000	131,055
Progress Energy, Inc., 3.15%, 4/1/22	80,000	76,667
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	30,999
San Diego Gas & Electric Co., 3.00%, 8/15/21	70,000	70,307
Sempra Energy, 6.50%, 6/1/16	88,000	100,026

13

Principal Amount	Value

Sempra Energy, 9.80%, 2/15/19	$30,000	$40,200
Sempra Energy, 2.875%, 10/1/22	130,000	121,035
Southern Power Co., 5.15%, 9/15/41	40,000	39,602
Wisconsin Electric Power Co., 2.95%, 9/15/21	150,000	149,822
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	59,109
		4,002,139
MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	38,000	42,940
Macy’s Retail Holdings, Inc., 3.875%, 1/15/22	150,000	149,029
Target Corp., 4.00%, 7/1/42	80,000	71,355
		263,324
OFFICE ELECTRONICS†
Xerox Corp., 2.95%, 3/15/17	90,000	92,394
OIL, GAS AND CONSUMABLE FUELS — 2.1%
Anadarko Petroleum Corp., 5.95%, 9/15/16	180,000	202,301
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	92,154
Apache Corp., 2.625%, 1/15/23	120,000	110,235
Apache Corp., 4.75%, 4/15/43	40,000	38,004
BP Capital Markets plc, 2.25%, 11/1/16	160,000	164,851
BP Capital Markets plc, 1.85%, 5/5/17	100,000	100,960
BP Capital Markets plc, 4.50%, 10/1/20	80,000	86,592
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	250,000	255,625
ConocoPhillips, 5.75%, 2/1/19	160,000	186,827
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	139,203
Denbury Resources, Inc., 8.25%, 2/15/20	100,000	110,250
Devon Energy Corp., 5.60%, 7/15/41	50,000	51,285
EOG Resources, Inc., 5.625%, 6/1/19	60,000	70,012
FMC Technologies, Inc., 2.00%, 10/1/17	120,000	118,816
Hess Corp., 6.00%, 1/15/40	40,000	43,063
Marathon Petroleum Corp., 3.50%, 3/1/16	60,000	63,063
Newfield Exploration Co., 6.875%, 2/1/20	120,000	126,600
Noble Energy, Inc., 4.15%, 12/15/21	220,000	229,521
Peabody Energy Corp., 6.00%, 11/15/18	100,000	100,250
Peabody Energy Corp., 6.50%, 9/15/20	5,000	4,950
Pemex Project Funding Master Trust, 6.625%, 6/15/35	100,000	106,101
Petro-Canada, 6.80%, 5/15/38	110,000	131,202
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	180,000	187,985
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	220,000	222,181
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	117,075
Petroleos Mexicanos, 4.875%, 1/24/22	200,000	204,500
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	72,887
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	73,017
Phillips 66, 4.30%, 4/1/22	260,000	265,631
Pioneer Natural Resources Co., 3.95%, 7/15/22	150,000	151,007
Shell International Finance BV, 2.375%, 8/21/22	160,000	147,551
Statoil ASA, 2.45%, 1/17/23	220,000	201,534
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	150,000	160,875
Talisman Energy, Inc., 7.75%, 6/1/19	180,000	218,556
		4,554,664
PAPER AND FOREST PRODUCTS — 0.3%
Domtar Corp., 4.40%, 4/1/22	190,000	183,760
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	260,000	291,474
International Paper Co., 6.00%, 11/15/41	70,000	75,062
		550,296
PERSONAL PRODUCTS — 0.1%
Procter & Gamble Co. (The), 1.45%, 8/15/16	120,000	122,066

14

Principal Amount	Value

PHARMACEUTICALS — 0.7%
AbbVie, Inc., 1.20%, 11/6/15	$80,000	$80,337
Actavis, Inc., 1.875%, 10/1/17	110,000	109,434
Actavis, Inc., 4.625%, 10/1/42	70,000	62,398
Bristol-Myers Squibb Co., 3.25%, 8/1/42	100,000	80,363
Merck & Co., Inc., 2.40%, 9/15/22	290,000	270,197
Merck & Co., Inc., 3.60%, 9/15/42	30,000	25,448
Mylan, Inc., 3.125%, 1/15/23(1)	140,000	127,645
Roche Holdings, Inc., 6.00%, 3/1/19(1)	337,000	401,042
Roche Holdings, Inc., 7.00%, 3/1/39(1)	10,000	13,249
Sanofi, 4.00%, 3/29/21	100,000	106,271
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	170,000	175,868
		1,452,252
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
American Tower Corp., 4.70%, 3/15/22	200,000	194,735
Boston Properties LP, 5.00%, 6/1/15	150,000	160,049
BRE Properties, Inc., 3.375%, 1/15/23	110,000	102,380
DDR Corp., 4.75%, 4/15/18	240,000	259,370
Digital Realty Trust LP, 4.50%, 7/15/15	70,000	73,384
Essex Portfolio LP, 3.625%, 8/15/22	170,000	163,102
Essex Portfolio LP, 3.25%, 5/1/23	50,000	45,961
HCP, Inc., 3.75%, 2/1/16	250,000	263,401
Health Care REIT, Inc., 2.25%, 3/15/18	70,000	69,355
Health Care REIT, Inc., 3.75%, 3/15/23	60,000	56,891
Host Hotels & Resorts LP, 6.00%, 10/1/21	165,000	180,403
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	92,796
Kilroy Realty LP, 3.80%, 1/15/23	230,000	216,432
ProLogis LP, 4.25%, 8/15/23	110,000	109,672
Reckson Operating Partnership LP, 6.00%, 3/31/16	100,000	108,689
Simon Property Group LP, 5.75%, 12/1/15	240,000	262,733
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership, 7.75%, 3/15/20	115,000	136,095
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	70,000	73,159
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	150,000	157,562
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	80,000	84,409
WEA Finance LLC, 4.625%, 5/10/21(1)	70,000	73,985
		2,884,563
ROAD AND RAIL — 0.7%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	127,000	131,910
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	200,000	195,613
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	109,572
CSX Corp., 4.25%, 6/1/21	150,000	159,500
Norfolk Southern Corp., 5.75%, 4/1/18	110,000	127,135
Norfolk Southern Corp., 3.25%, 12/1/21	130,000	129,288
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 7/11/14(1)	200,000	202,273
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 3/15/16(1)	80,000	81,547
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 7/17/18(1)	50,000	50,033
Union Pacific Corp., 4.875%, 1/15/15	200,000	210,738
Union Pacific Corp., 4.75%, 9/15/41	110,000	110,033
		1,507,642
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Intel Corp., 1.35%, 12/15/17	170,000	168,008
SOFTWARE — 0.2%
Intuit, Inc., 5.75%, 3/15/17	220,000	245,344
Oracle Corp., 5.75%, 4/15/18	200,000	233,201
		478,545

15

Principal Amount	Value

SPECIALTY RETAIL — 0.2%
Home Depot, Inc. (The), 5.95%, 4/1/41	$170,000	$199,736
Staples, Inc., 4.375%, 1/12/23	150,000	144,862
Toys “R” Us Property Co. II LLC, 8.50%, 12/1/17	100,000	105,250
		449,848
TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Gap, Inc. (The), 5.95%, 4/12/21	30,000	33,302
Hanesbrands, Inc., 6.375%, 12/15/20	60,000	64,950
L Brands, Inc., 6.90%, 7/15/17	250,000	283,750
Phillips-Van Heusen Corp., 7.375%, 5/15/20	50,000	54,750
PVH Corp., 4.50%, 12/15/22	140,000	133,000
		569,752
TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19	55,000	72,736
Altria Group, Inc., 2.85%, 8/9/22	190,000	174,422
Philip Morris International, Inc., 4.125%, 5/17/21	120,000	126,564
		373,722
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Alltel Corp., 7.875%, 7/1/32	10,000	13,066
America Movil SAB de CV, 5.00%, 3/30/20	100,000	108,050
America Movil SAB de CV, 3.125%, 7/16/22	110,000	101,567
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	230,000	233,606
Vodafone Group plc, 5.625%, 2/27/17	140,000	157,287
Vodafone Group plc, 2.50%, 9/26/22	70,000	62,306
		675,882
TOTAL CORPORATE BONDS (Cost $62,835,206)		63,851,078
U.S. Government Agency Mortgage-Backed Securities(2) — 28.2%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.3%
FHLMC, VRN, 1.75%, 10/15/13	272,159	273,409
FHLMC, VRN, 1.85%, 10/15/13	487,893	492,734
FHLMC, VRN, 1.97%, 10/15/13	300,749	305,487
FHLMC, VRN, 1.98%, 10/15/13	297,532	302,184
FHLMC, VRN, 2.07%, 10/15/13	840,126	842,345
FHLMC, VRN, 2.36%, 10/15/13	608,268	596,625
FHLMC, VRN, 2.37%, 10/15/13	536,269	525,166
FHLMC, VRN, 2.58%, 10/15/13	199,053	206,849
FHLMC, VRN, 2.89%, 10/15/13	350,863	354,673
FHLMC, VRN, 3.23%, 10/15/13	159,073	167,648
FHLMC, VRN, 3.28%, 10/15/13	522,852	541,583
FHLMC, VRN, 3.80%, 10/15/13	525,123	550,651
FHLMC, VRN, 4.05%, 10/15/13	258,911	273,139
FHLMC, VRN, 5.20%, 10/15/13	366,219	387,674
FHLMC, VRN, 5.40%, 10/15/13	143,871	151,316
FHLMC, VRN, 5.79%, 10/15/13	558,285	581,787
FHLMC, VRN, 5.95%, 10/15/13	646,347	686,590
FHLMC, VRN, 6.13%, 10/15/13	204,843	217,459
FNMA, VRN, 2.70%, 10/25/13	622,575	624,904
FNMA, VRN, 3.36%, 10/25/13	194,076	206,637
FNMA, VRN, 3.81%, 10/25/13	420,602	441,924
FNMA, VRN, 3.93%, 10/25/13	309,013	325,356
FNMA, VRN, 5.39%, 10/25/13	325,130	350,564
		9,406,704
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 23.9%
FHLMC, 4.50%, 6/1/21	56,434	59,886
FHLMC, 5.50%, 1/1/38	40,177	43,528
FHLMC, 5.50%, 4/1/38	199,854	216,526
FHLMC, 4.00%, 4/1/41	1,375,696	1,445,555
FHLMC, 6.50%, 7/1/47	2,231	2,393
FNMA, 3.00%, 11/13/13(3)	3,000,000	2,924,531
FNMA, 3.50%, 11/13/13(3)	2,000,000	2,031,563
FNMA, 4.00%, 11/13/13(3)	3,200,000	3,345,500
FNMA, 5.00%, 11/13/13(3)	2,500,000	2,704,298
FNMA, 5.50%, 11/13/13(3)	2,000,000	2,176,876
FNMA, 5.00%, 7/1/20	116,097	124,387

16

Principal Amount	Value

FNMA, 5.00%, 7/1/31	$1,178,902	$1,304,416
FNMA, 4.50%, 10/1/33	608,653	652,622
FNMA, 5.00%, 11/1/33	1,270,190	1,384,165
FNMA, 6.00%, 12/1/33	859,590	952,845
FNMA, 5.50%, 4/1/34	1,030,140	1,127,312
FNMA, 5.50%, 4/1/34	331,539	362,836
FNMA, 5.00%, 8/1/34	163,972	178,370
FNMA, 5.50%, 8/1/34	359,104	392,947
FNMA, 5.00%, 4/1/35	838,161	911,452
FNMA, 5.00%, 8/1/35	57,962	62,824
FNMA, 4.50%, 9/1/35	72,483	77,578
FNMA, 5.50%, 7/1/36	72,435	78,932
FNMA, 5.50%, 12/1/36	124,375	135,595
FNMA, 6.00%, 7/1/37	299,998	331,251
FNMA, 6.00%, 8/1/37	197,080	216,495
FNMA, 6.50%, 8/1/37	22,020	23,794
FNMA, 6.00%, 9/1/37	272,761	298,180
FNMA, 6.00%, 11/1/37	316,119	345,926
FNMA, 5.00%, 3/1/38	364,526	395,363
FNMA, 6.50%, 9/1/38	375,803	422,528
FNMA, 5.50%, 1/1/39	526,284	573,491
FNMA, 5.00%, 2/1/39	771,727	838,508
FNMA, 4.50%, 4/1/39	213,235	229,881
FNMA, 4.50%, 5/1/39	528,892	573,794
FNMA, 6.50%, 5/1/39	15,253	16,885
FNMA, 4.50%, 6/1/39	1,275,633	1,373,425
FNMA, 4.50%, 10/1/39	813,206	878,260
FNMA, 4.00%, 10/1/40	744,633	782,053
FNMA, 4.50%, 11/1/40	709,837	762,871
FNMA, 4.50%, 4/1/41	1,412,596	1,517,181
FNMA, 4.00%, 5/1/41	1,261,537	1,325,989
FNMA, 4.50%, 7/1/41	1,348,578	1,448,468
FNMA, 4.00%, 8/1/41	1,069,073	1,121,928
FNMA, 4.50%, 9/1/41	765,275	819,969
FNMA, 3.50%, 10/1/41	1,053,334	1,075,844
FNMA, 4.00%, 1/1/42	550,758	578,067
FNMA, 3.50%, 5/1/42	888,902	906,825
FNMA, 3.50%, 6/1/42	940,742	960,017
FNMA, 3.50%, 9/1/42	928,582	947,320
FNMA, 6.50%, 8/1/47	5,286	5,691
FNMA, 6.50%, 8/1/47	4,278	4,611
FNMA, 6.50%, 9/1/47	17,971	19,343
FNMA, 6.50%, 9/1/47	550	592
FNMA, 6.50%, 9/1/47	1,627	1,753
FNMA, 6.50%, 9/1/47	5,012	5,394
FNMA, 6.50%, 9/1/47	1,578	1,698
GNMA, 5.50%, 12/15/32	282,885	312,813
GNMA, 6.00%, 9/20/38	134,173	147,515
GNMA, 5.50%, 12/20/38	329,341	362,210
GNMA, 4.50%, 6/15/39	1,282,176	1,391,295
GNMA, 4.50%, 1/15/40	789,246	852,447
GNMA, 4.50%, 4/15/40	819,876	889,910
GNMA, 4.00%, 11/20/40	1,811,030	1,921,732
GNMA, 3.50%, 6/20/42	3,032,448	3,131,256
GNMA, 3.50%, 7/20/42	1,976,515	2,040,971
		52,550,481
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $61,776,435)		61,957,185
U.S. Treasury Securities — 22.9%
U.S. Treasury Bonds, 5.375%, 2/15/31	3,850,000	4,912,057
U.S. Treasury Bonds, 2.75%, 11/15/42	1,700,000	1,407,015
U.S. Treasury Bonds, 3.125%, 2/15/43	2,000,000	1,791,876
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	254,625
U.S. Treasury Notes, 0.50%, 10/15/13	2,000,000	2,000,390
U.S. Treasury Notes, 1.25%, 2/15/14	700,000	703,158
U.S. Treasury Notes, 1.25%, 3/15/14	800,000	804,390
U.S. Treasury Notes, 1.25%, 4/15/14	1,800,000	1,811,461
U.S. Treasury Notes, 0.50%, 10/15/14	7,700,000	7,729,776
U.S. Treasury Notes, 0.25%, 7/31/15	2,200,000	2,198,669
U.S. Treasury Notes, 0.375%, 11/15/15(4)	600,000	600,187
U.S. Treasury Notes, 0.375%, 1/15/16	1,000,000	999,492
U.S. Treasury Notes, 0.50%, 6/15/16	500,000	499,649
U.S. Treasury Notes, 1.50%, 6/30/16	1,250,000	1,282,226
U.S. Treasury Notes, 1.50%, 7/31/16	2,100,000	2,153,567
U.S. Treasury Notes, 0.875%, 1/31/17	5,500,000	5,515,037
U.S. Treasury Notes, 0.875%, 2/28/17	3,500,000	3,506,017
U.S. Treasury Notes, 0.75%, 6/30/17	1,000,000	992,383

17

Principal Amount	Value

U.S. Treasury Notes, 0.50%, 7/31/17	$3,000,000	$2,944,569
U.S. Treasury Notes, 2.375%, 7/31/17	500,000	526,016
U.S. Treasury Notes, 0.75%, 10/31/17	950,000	937,309
U.S. Treasury Notes, 0.875%, 1/31/18	2,600,000	2,567,094
U.S. Treasury Notes, 1.375%, 6/30/18	280,000	280,842
U.S. Treasury Notes, 1.375%, 7/31/18	4,000,000	4,008,280
TOTAL U.S. TREASURY SECURITIES (Cost $50,839,030)		50,426,085
Collateralized Mortgage Obligations(2) — 6.3%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 5.7%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	165,994	122,761
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	420,498	442,328
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	113,374	116,388
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 2A1, VRN, 2.99%, 10/1/13	461,866	452,534
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	450,000	462,456
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	440,940	400,967
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.85%, 10/1/13	247,762	241,703
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 10/1/13	432,775	420,590
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	64,172	62,825
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.30%, 10/1/13	387,505	378,607
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	356,349	368,229
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	6,270	6,155
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	36,242	36,276
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.72%, 10/1/13	61,242	61,239
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.25%, 10/1/13	315,858	309,448
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	3,453	3,453
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 10/1/13	495,522	493,803
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.78%, 10/1/13	256,479	253,550
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.69%, 10/1/13	840,136	786,235
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.89%, 10/1/13	111,310	112,550
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 10/1/13	302,923	314,091
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/13	211,980	211,308
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	174,447	184,254
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	185,962	196,253

18

Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.73%, 10/1/13	$272,123	$274,318
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	177,792	179,443
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	181,230	172,524
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	63,773	67,066
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	680,740	698,871
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	726,740	715,003
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	722,030	731,741
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	176,488	169,653
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	111,279	111,520
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.21%, 10/1/13	211,567	186,380
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.39%, 10/1/13	132,826	129,361
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.64%, 10/1/13	551,691	547,015
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	210,340	205,309
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	514,561	495,154
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	622,260	623,768
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	238,169	248,456
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	324,620	340,218
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	68,338	70,783
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 10/1/13	206,640	204,640
		12,609,226
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
FHLMC, Series 2684, Class FP, VRN, 0.68%, 10/15/13	318,555	318,919
FHLMC, Series 3397, Class GF, VRN, 0.68%, 10/15/13	313,563	315,580
FNMA, Series 2006-43, Class FM, VRN, 0.48%, 10/25/13	107,833	107,719
FNMA, Series 2007-36, Class FB, VRN, 0.58%, 10/25/13	505,118	507,587
		1,249,805
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,632,459)		13,859,031
Commercial Mortgage-Backed Securities(2) — 6.1%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	12,436	12,482
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/13	250,000	267,540
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/13	200,000	215,566
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	525,000	494,553

19

Principal Amount	Value

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41	$52,340	$52,614
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	230,000	230,557
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.39%, 10/1/13	127,334	128,569
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 10/1/13	780,000	839,354
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	254,918	255,811
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 10/1/13	725,000	728,753
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/13	300,000	310,373
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 10/1/13	664,000	691,396
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/13	696,010	709,896
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	680,700	712,096
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	950,000	992,593
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/13(1)	475,000	451,914
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	318,227	322,109
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	423,332	426,266
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 10/11/13	400,000	406,593
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/13	75,000	77,882
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4, 5.00%, 4/15/30	159,027	161,192
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	200,000	208,670
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM SEQ, VRN, 5.02%, 10/11/13	700,000	747,445
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 10/11/13	576,000	621,243
Morgan Stanley Capital I, Series 2003-IQ6, Class A4 SEQ, 4.97%, 12/15/41	103,618	103,746
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	161,410	161,531
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	63,070	63,197
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	782,486	806,985
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, VRN, 5.48%, 10/1/13	1,020,666	1,033,415
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	79,690	80,319
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,185,000	1,222,025
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,823,515)		13,536,685

20

	Principal Amount	Value
Sovereign Governments and Agencies — 4.3%
BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19	$100,000	$113,650
Brazilian Government International Bond, 4.875%, 1/22/21	290,000	312,837
		426,487
CANADA — 0.1%
Province of Ontario Canada, 5.45%, 4/27/16	100,000	111,840
Province of Ontario Canada, 1.60%, 9/21/16	200,000	203,732
		315,572
CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	120,000	119,400
Chile Government International Bond, 3.625%, 10/30/42	100,000	81,750
		201,150
COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	230,000	238,050
ITALY†
Italy Government International Bond, 6.875%, 9/27/23	80,000	96,834
MEXICO — 0.5%
Mexico Government International Bond, 5.625%, 1/15/17	70,000	78,470
Mexico Government International Bond, MTN, 5.95%, 3/19/19	250,000	290,000
Mexico Government International Bond, 5.125%, 1/15/20	470,000	526,165
Mexico Government International Bond, MTN, 4.75%, 3/8/44	100,000	91,000
		985,635
NORWAY — 1.3%
Norway Government Bond, 3.75%, 5/25/21	NOK 16,000,000	$2,870,195
PERU — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	$150,000	155,625
POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15	40,000	42,052
Poland Government International Bond, 5.125%, 4/21/21	60,000	65,400
Poland Government International Bond, 3.00%, 3/17/23	130,000	119,405
		226,857
PORTUGAL — 0.7%
Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23(1)	EUR 1,210,000	1,431,103
SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	$110,000	116,705
Korea Development Bank (The), 3.25%, 3/9/16	100,000	104,396
Korea Development Bank (The), 4.00%, 9/9/16	70,000	74,846
		295,947
TURKEY — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23	200,000	173,500
UNITED KINGDOM — 0.9%
United Kingdom Gilt, 4.50%, 12/7/42	GBP 985,000	1,896,317
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	$80,000	64,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,351,605)		9,377,272

21

	Principal Amount	Value
Municipal Securities — 3.3%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	$65,000	$66,022
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	150,000	181,620
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	150,000	185,014
California GO, (Building Bonds), 6.65%, 3/1/22	40,000	47,972
California GO, (Building Bonds), 7.55%, 4/1/39	130,000	169,222
California GO, (Building Bonds), 7.30%, 10/1/39	10,000	12,647
California GO, (Building Bonds), 7.60%, 11/1/40	25,000	32,800
Illinois GO, 5.88%, 3/1/19	55,000	59,294
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	220,000	195,138
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	25,000	25,145
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	45,000	45,695
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	150,000	186,496
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	10,000	10,970
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	50,000	55,500
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	80,000	95,198
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	50,000	60,312
Missouri Highway & Transit Commission Rev., (Building Bonds), 5.45%, 5/1/33	50,000	54,537
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	240,000	313,229
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	40,000	50,484
New York City Municipal Water Finance Authority Water & Sewer System Rev., (Building Bonds), 5.95%, 6/15/42	80,000	92,684
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	75,000	87,637
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	80,000	80,989
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	40,000	46,592
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	175,000	185,411
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	71,969
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	1,720,000	1,196,776
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	1,200,000	823,932
Puerto Rico GO, Series 2011 A, (Public Improvement) 5.75%, 7/1/41	1,300,000	907,556
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	1,195,000	809,887
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	475,000	319,865
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	175,000	188,869
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	150,000	163,911

22

	Principal Amount	Value
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	$85,000	$89,424
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	50,000	58,899
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	56,097
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	100,000	109,552
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	90,000	94,752
TOTAL MUNICIPAL SECURITIES (Cost $7,191,976)		7,232,097
U.S. Government Agency Securities — 1.0%
FHLMC, 2.375%, 1/13/22	1,270,000	1,238,895
FNMA, 6.625%, 11/15/30	670,000	897,987
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,153,349)		2,136,882
Asset-Backed Securities(2) — 0.6%
CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16	1,150,000	1,149,056
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 11/15/25	100,000	92,500
TOTAL ASSET-BACKED SECURITIES (Cost $1,251,587)		1,241,556

	Principal Amount/ Shares	Value
Temporary Cash Investments — 3.8%
	Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $1,609,933), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $1,578,970)	$1,578,969
	Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $1,929,227), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $1,894,764)	1,894,763
	Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $1,932,930), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $1,894,764)	1,894,763
SSgA U.S. Government Money Market Fund	2,918,314	2,918,314
	TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,286,809)	8,286,809
	TOTAL INVESTMENT SECURITIES — 105.6% (Cost $231,141,971)	231,904,680
	OTHER ASSETS AND LIABILITIES(5) — (5.6)%	(12,325,106)
	TOTAL NET ASSETS — 100.0%	$219,579,574

23

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
AUD	240,000	USD	222,403	Westpac Group	11/21/13	$763
USD	110,187	AUD	118,905	Westpac Group	11/21/13	(378)
BRL	713,751	USD	313,461	Barclays Bank plc	11/21/13	4,900
USD	314,269	BRL	724,391	Barclays Bank plc	11/21/13	(8,837)
CAD	368,557	USD	360,000	Barclays Bank plc	11/21/13	(2,645)
USD	223,777	CAD	231,978	HSBC Holdings plc	11/21/13	(1,151)
CHF	418,637	USD	460,000	Barclays Bank plc	11/21/13	3,100
USD	1,549	CHF	1,447	UBS AG	11/21/13	(52)
CLP	504,770,000	USD	1,000,000	Barclays Bank plc	11/21/13	(7,003)
USD	283,133	CLP	142,917,201	Barclays Bank plc	11/21/13	1,983
CNY	3,600,000	USD	583,833	HSBC Holdings plc	11/21/13	1,248
COP	644,300,000	USD	340,000	Barclays Bank plc	11/21/13	(3,445)
USD	360,000	COP	695,880,000	Barclays Bank plc	11/21/13	(3,499)
USD	227,464	COP	439,688,028	Barclays Bank plc	11/21/13	(2,211)
CZK	6,947,489	USD	357,775	Deutsche Bank	11/21/13	8,215
EUR	1,068,155	USD	1,441,742	Barclays Bank plc	11/21/13	3,501
EUR	279,974	USD	373,869	Barclays Bank plc	11/21/13	4,944
EUR	180,218	USD	239,072	Barclays Bank plc	11/21/13	4,768
USD	1,423,475	EUR	1,065,547	Barclays Bank plc	11/21/13	(18,239)
USD	676,815	EUR	500,000	Barclays Bank plc	11/21/13	301
USD	238,856	EUR	180,055	Barclays Bank plc	11/21/13	(4,764)
GBP	360,000	USD	577,216	Deutsche Bank	11/21/13	5,367
USD	1,619,636	GBP	1,030,136	HSBC Holdings plc	11/21/13	(47,419)
HUF	112,225,000	USD	500,000	Barclays Bank plc	11/21/13	8,661
USD	414,193	HUF	93,765,018	Deutsche Bank	11/21/13	(10,798)
IDR	1,848,824,963	USD	158,548	Westpac Group	11/21/13	(1,120)
USD	601,558	IDR	7,014,763,990	Westpac Group	11/21/13	4,248
ILS	994,112	USD	280,000	Westpac Group	11/21/13	1,841
USD	81,651	ILS	292,855	UBS AG	11/21/13	(1,376)
INR	71,169,980	USD	1,096,863	UBS AG	11/21/13	21,119
INR	19,122,600	USD	300,000	UBS AG	11/21/13	390
USD	1,017,370	INR	66,012,028	UBS AG	11/21/13	(19,589)
USD	280,000	INR	18,167,800	UBS AG	11/21/13	(5,391)
KRW	695,116,780	USD	639,464	HSBC Holdings plc	11/21/13	4,697
KRW	690,998,245	USD	635,868	Westpac Group	11/21/13	4,476
USD	280,000	KRW	302,372,000	HSBC Holdings plc	11/21/13	(207)
MXN	4,216,387	USD	320,000	Barclays Bank plc	11/21/13	788
USD	486,355	MXN	6,408,313	Barclays Bank plc	11/21/13	(1,197)
MYR	1,379,682	USD	421,097	Westpac Group	11/21/13	974
MYR	775,920	USD	240,000	Westpac Group	11/21/13	(2,631)
USD	422,882	MYR	1,384,134	Westpac Group	11/21/13	(551)
NOK	2,103,415	USD	360,000	Barclays Bank plc	11/21/13	(10,851)
NOK	3,662,867	USD	620,000	HSBC Holdings plc	11/21/13	(11,995)
USD	220,000	NOK	1,319,560	Barclays Bank plc	11/21/13	964
USD	3,193,236	NOK	18,954,728	Deutsche Bank	11/21/13	46,910
NZD	460,000	USD	369,594	Westpac Group	11/21/13	11,162
PEN	1,398,606	USD	501,832	Barclays Bank plc	11/21/13	(2,598)

24

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Gain (Loss)
PEN	995,760	USD	360,000	Barclays Bank plc	11/21/13	$(4,562)
USD	460,000	PEN	1,290,760	Barclays Bank plc	11/21/13	(738)
USD	37,611	PEN	105,537	Barclays Bank plc	11/21/13	(60)
PHP	40,749,000	USD	940,000	Westpac Group	11/21/13	(1,164)
USD	733,545	PHP	32,052,239	Westpac Group	11/21/13	(4,922)
PLN	944,550	USD	300,000	Deutsche Bank	11/21/13	1,568
PLN	850,696	USD	264,775	Deutsche Bank	11/21/13	6,828
USD	265,046	PLN	851,565	Deutsche Bank	11/21/13	(6,835)
RUB	30,470,400	USD	920,000	Westpac Group	11/21/13	12,197
RUB	9,897,300	USD	300,000	Westpac Group	11/21/13	2,793
RUB	6,575,785	USD	198,544	Westpac Group	11/21/13	2,632
RUB	5,243,200	USD	158,309	Westpac Group	11/21/13	2,099
USD	460,000	RUB	14,795,785	UBS AG	11/21/13	7,345
USD	707,186	RUB	23,422,000	Westpac Group	11/21/13	(9,376)
SEK	2,813,237	USD	440,000	Barclays Bank plc	11/21/13	(2,764)
USD	575	SEK	3,777	Deutsche Bank	11/21/13	(12)
SGD	649,943	USD	520,000	Barclays Bank plc	11/21/13	(1,894)
SGD	598,530	USD	480,000	Barclays Bank plc	11/21/13	(2,878)
USD	624,207	SGD	791,364	HSBC Holdings plc	11/21/13	(6,633)
THB	13,678,280	USD	440,000	Westpac Group	11/21/13	(4,039)
THB	10,028,800	USD	320,000	Westpac Group	11/21/13	(357)
USD	410,532	THB	13,173,968	Westpac Group	11/21/13	(9,356)
USD	220,000	THB	7,059,800	Westpac Group	11/21/13	(5,014)
TRY	725,364	USD	360,000	Deutsche Bank	11/21/13	(4,114)
TRY	608,475	USD	300,000	HSBC Holdings plc	11/21/13	(1,464)
USD	757,132	TRY	1,540,764	Deutsche Bank	11/21/13	1,187
TWD	75,909,200	USD	2,563,547	Westpac Group	11/21/13	8,276
TWD	12,436,620	USD	420,000	Westpac Group	11/21/13	1,356
USD	1,305,077	TWD	38,644,630	Westpac Group	11/21/13	(4,213)
USD	420,000	TWD	12,461,400	Westpac Group	11/21/13	(2,195)
USD	400,000	TWD	11,818,000	Westpac Group	11/21/13	(397)
USD	918,109	ZAR	9,255,819	Deutsche Bank	11/21/13	2,830
ZAR	9,302,212	USD	920,000	Deutsche Bank	11/21/13	(133)
						$(46,636)

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
47	U.S. Treasury 10-Year Notes	December 2013	$5,940,359	$(67,036)
13	U.S. Treasury Long Bonds	December 2013	1,733,875	(25,957)
10	U.S. Treasury Ultra Long Bonds	December 2013	1,420,938	(27,470)
			$9,095,172	$(120,463)

25

Credit Default Swap Agreements
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Barclays Bank plc/CDX North America High Yield 11 Index	$581,000	Sell*	5.00%	12/20/13	$(5,865)	$10,572	$4,707

* The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity’s credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Notes to Schedule of Investments

AUD = Australian Dollar

BRL = Brazilian Real

CAD = Canadian Dollar

CDX = Credit Derivatives Indexes

CHF = Swiss Franc

CLP = Chilean Peso

CNY = Chinese Yuan

COP = Colombian Peso

CZK = Czech Koruna

EUR = Euro

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GBP = British Pound

GNMA = Government National Mortgage Association

GO = General Obligation

HUF = Hungarian Forint

IDR = Indonesian Rupiah

ILS = Israeli Shekel

INR = Indian Rupee

KRW = South Korea Won

MTN = Medium Term Note

MXN = Mexican Peso

MYR = Malaysian Ringgit

NOK = Norwegian Krone

NZD = New Zealand Dollar

PEN = Peruvian Nuevo Sol

PHP = Philippine Peso

PLN = Polish Zloty

RUB = Russian Ruble

SEK = Swedish Krona

SEQ = Sequential Payer

SGD = Singapore Dollar

THB = Thai Baht

TRY = Turkish Lira

TWD = Taiwanese Dollar

USD = United States Dollar

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

ZAR = South African Rand

†	Category is less than 0.05% of total net assets.
(1)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $6,770,145, which represented 3.1% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.
(3)	Forward commitment. Settlement date is indicated.
(4)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $165,051.

(5)	Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities

SEPTEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $231,141,971)	$231,904,680
Foreign currency holdings, at value (cost of $96)	100
Receivable for investments sold	13,506,623
Receivable for capital shares sold	50,938
Receivable for variation margin on futures contracts	484
Unrealized gain on forward foreign currency exchange contracts	194,431
Swap agreements, at value (including net premiums paid (received) of ($5,865))	4,707
Interest receivable	1,481,119
247,143,082

Liabilities
Payable for investments purchased	26,621,093
Payable for capital shares redeemed	532,466
Unrealized loss on forward foreign currency exchange contracts	241,067
Accrued management fees	116,412
Distribution and service fees payable	29,798
Dividends payable	22,672
27,563,508

Net Assets	$219,579,574

Net Assets Consist of:
Capital paid in	$220,555,866
Distributions in excess of net investment income	(756,988)
Accumulated net realized loss	(827,019)
Net unrealized appreciation	607,715
$219,579,574

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$132,693,895	12,346,556	$10.75
Institutional Class	$3,282,390	305,479	$10.75
A Class	$63,263,820	5,886,117	$10.75*
C Class	$18,127,027	1,686,985	$10.75
R Class	$2,212,442	205,875	$10.75

*Maximum offering price $11.26 (net asset value divided by 0.955).

See Notes to Financial Statements.

27

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,478,431

Expenses:
Management fees	841,980
Distribution and service fees:
A Class	105,158
C Class	108,245
R Class	5,458
Trustees’ fees and expenses	8,669
Other expenses	6
1,069,516

Net investment income (loss)	2,408,915

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,846,154)
Futures contract transactions	253,956
Swap agreement transactions	28,263
Foreign currency transactions	(239,166)
(1,803,101)

Change in net unrealized appreciation (depreciation) on:
Investments	(7,930,408)
Futures contracts	(141,774)
Swap agreements	(28,740)
Translation of assets and liabilities in foreign currencies	(294,784)
(8,395,706)

Net realized and unrealized gain (loss)	(10,198,807)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,789,892)

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MARCH 31, 2013
Increase (Decrease) in Net Assets	September 30, 2013	March 31, 2013
Operations
Net investment income (loss)	$2,408,915	$5,172,719
Net realized gain (loss)	(1,803,101)	3,597,616
Change in net unrealized appreciation (depreciation)	(8,395,706)	2,313,193
Net increase (decrease) in net assets resulting from operations	(7,789,892)	11,083,528

Distributions to Shareholders
From net investment income:
Investor Class	(1,918,071)	(3,669,567)
Institutional Class	(71,450)	(205,007)
A Class	(972,492)	(2,010,524)
C Class	(169,807)	(297,205)
R Class	(22,642)	(38,084)
From net realized gains:
Investor Class	—	(1,441,546)
Institutional Class	—	(65,510)
A Class	—	(871,642)
C Class	—	(202,152)
R Class	—	(16,549)
Decrease in net assets from distributions	(3,154,462)	(8,817,786)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(74,237,686)	76,562,565

Net increase (decrease) in net assets	(85,182,040)	78,828,307

Net Assets
Beginning of period	304,761,614	225,933,307
End of period	$219,579,574	$304,761,614

Distributions in excess of net investment income	$(756,988)	$(11,441)

See Notes to Financial Statements.

29

Notes to Financial Statements

SEPTEMBER 30, 2013 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Core Plus Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

30

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their

31

technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3425% to 0.4600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2013 was 0.65% for the Investor Class, A Class, C Class and R Class and 0.45% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

32

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2013 totaled $185,214,741, of which $160,894,247 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2013 totaled $269,554,487, of which $224,322,420 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2013		Year ended March 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,085,690	$22,898,029	9,599,763	$107,889,583
Issued in reinvestment of distributions	161,083	1,755,425	412,804	4,648,509
Redeemed	(4,956,293)	(54,103,914)	(5,980,098)	(67,190,333)
	(2,709,520)	(29,450,460)	4,032,469	45,347,759
Institutional Class
Sold	16,770	186,281	82,599	927,394
Issued in reinvestment of distributions	6,537	71,450	23,969	269,856
Redeemed	(428,489)	(4,709,677)	(137,989)	(1,554,880)
	(405,182)	(4,451,946)	(31,421)	(357,630)
A Class
Sold	815,661	9,020,726	5,803,766	65,181,665
Issued in reinvestment of distributions	83,542	911,620	240,202	2,705,154
Redeemed	(4,193,374)	(45,690,725)	(3,705,859)	(41,609,347)
	(3,294,171)	(35,758,379)	2,338,109	26,277,472
C Class
Sold	191,427	2,103,533	872,696	9,817,512
Issued in reinvestment of distributions	11,452	124,661	31,391	353,432
Redeemed	(635,963)	(6,904,428)	(459,616)	(5,155,924)
	(433,084)	(4,676,234)	444,471	5,015,020
R Class
Sold	23,398	256,908	61,564	690,549
Issued in reinvestment of distributions	2,077	22,602	4,813	54,194
Redeemed	(16,199)	(180,177)	(41,115)	(464,799)
	9,276	99,333	25,262	279,944
Net increase (decrease)	(6,832,681)	$(74,237,686)	6,808,890	$76,562,565

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

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•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	—	$63,851,078	—
U.S. Government Agency Mortgage-Backed Securities	—	61,957,185	—
U.S. Treasury Securities	—	50,426,085	—
Collateralized Mortgage Obligations	—	13,859,031	—
Commercial Mortgage-Backed Securities	—	13,536,685	—
Sovereign Governments and Agencies	—	9,377,272	—
Municipal Securities	—	7,232,097	—
U.S. Government Agency Securities	—	2,136,882	—
Asset-Backed Securities	—	1,241,556	—
Temporary Cash Investments	$2,918,314	5,368,495	—
Total Value of Investment Securities	$2,918,314	$228,986,366	—

Other Financial Instruments
Swap Agreements	—	$10,572	—
Forward Foreign Currency Exchange Contracts	—	(46,636)	—
Futures Contracts	$(120,463)	—	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$(120,463)	$(36,064)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund purchased and sold interest rate risk derivative instruments throughout the reporting period and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.

Value of Derivative Instruments as of September 30, 2013
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$4,707	Swap agreements	—
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	194,431	Unrealized loss on forward foreign currency exchange contracts	$241,067
Interest Rate Risk	Receivable for variation margin on futures contracts *	484	Payable for variation margin on futures contracts*	—
		$199,622		$241,067

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2013
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$28,263	Change in net unrealized appreciation (depreciation) on swap agreements	$(28,740)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(246,576)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(296,991)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	253,956	Change in net unrealized appreciation (depreciation) on futures contracts	(141,774)
		$35,643		$(467,505)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$231,164,422
Gross tax appreciation of investments	$4,045,012
Gross tax depreciation of investments	(3,304,754)
Net tax appreciation (depreciation) of investments	$740,258

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$11.18	0.11	(0.40)	(0.29)	(0.14)	—	(0.14)	$10.75	(2.59)%	0.65	%(4)	2.00	%(4)	68%	$132,694
2013	$11.05	0.22	0.28	0.50	(0.27)	(0.10)	(0.37)	$11.18	4.48%	0.65%		1.98%		137%	$168,301
2012	$10.68	0.34	0.51	0.85	(0.41)	(0.07)	(0.48)	$11.05	8.04%	0.66%		3.12%		91%	$121,763
2011	$10.58	0.35	0.22	0.57	(0.38)	(0.09)	(0.47)	$10.68	5.42%	0.66%		3.26%		96%	$70,442
2010	$10.07	0.42	0.59	1.01	(0.43)	(0.07)	(0.50)	$10.58	10.22%	0.66%		3.99%		131%	$34,569
2009	$10.48	0.43	(0.12)	0.31	(0.50)	(0.22)	(0.72)	$10.07	3.28%	0.67%		4.17%		255%	$7,555
Institutional Class
2013(3)	$11.18	0.12	(0.40)	(0.28)	(0.15)	—	(0.15)	$10.75	(2.50)%	0.45	%(4)	2.20	%(4)	68%	$3,282
2013	$11.04	0.25	0.28	0.53	(0.29)	(0.10)	(0.39)	$11.18	4.78%	0.45%		2.18%		137%	$7,942
2012	$10.67	0.36	0.51	0.87	(0.43)	(0.07)	(0.50)	$11.04	8.26%	0.46%		3.32%		91%	$8,195
2011	$10.58	0.37	0.21	0.58	(0.40)	(0.09)	(0.49)	$10.67	5.53%	0.46%		3.46%		96%	$2,642
2010	$10.07	0.43	0.61	1.04	(0.46)	(0.07)	(0.53)	$10.58	10.44%	0.46%		4.19%		131%	$1,669
2009	$10.48	0.45	(0.12)	0.33	(0.52)	(0.22)	(0.74)	$10.07	3.48%	0.47%		4.37%		255%	$4,802

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$11.18	0.10	(0.40)	(0.30)	(0.13)	—	(0.13)	$10.75	(2.72)%	0.90	%(4)	1.75	%(4)	68%	$63,264
2013	$11.05	0.19	0.28	0.47	(0.24)	(0.10)	(0.34)	$11.18	4.22%	0.90%		1.73%		137%	$102,626
2012	$10.67	0.31	0.52	0.83	(0.38)	(0.07)	(0.45)	$11.05	7.87%	0.91%		2.87%		91%	$75,579
2011	$10.58	0.33	0.20	0.53	(0.35)	(0.09)	(0.44)	$10.67	5.06%	0.91%		3.01%		96%	$45,424
2010	$10.07	0.39	0.60	0.99	(0.41)	(0.07)	(0.48)	$10.58	9.95%	0.91%		3.74%		131%	$37,131
2009	$10.48	0.39	(0.10)	0.29	(0.48)	(0.22)	(0.70)	$10.07	3.02%	0.92%		3.92%		255%	$25,863
C Class
2013(3)	$11.18	0.05	(0.39)	(0.34)	(0.09)	—	(0.09)	$10.75	(3.08)%	1.65	%(4)	1.00	%(4)	68%	$18,127
2013	$11.04	0.11	0.28	0.39	(0.15)	(0.10)	(0.25)	$11.18	3.54%	1.65%		0.98%		137%	$23,695
2012	$10.67	0.23	0.51	0.74	(0.30)	(0.07)	(0.37)	$11.04	6.97%	1.66%		2.12%		91%	$18,505
2011	$10.58	0.25	0.20	0.45	(0.27)	(0.09)	(0.36)	$10.67	4.28%	1.66%		2.26%		96%	$15,002
2010	$10.07	0.31	0.60	0.91	(0.33)	(0.07)	(0.40)	$10.58	9.13%	1.66%		2.99%		131%	$10,397
2009	$10.48	0.32	(0.11)	0.21	(0.40)	(0.22)	(0.62)	$10.07	2.25%	1.67%		3.17%		255%	$10,080
R Class
2013(3)	$11.18	0.08	(0.40)	(0.32)	(0.11)	—	(0.11)	$10.75	(2.84)%	1.15	%(4)	1.50	%(4)	68%	$2,212
2013	$11.04	0.17	0.28	0.45	(0.21)	(0.10)	(0.31)	$11.18	4.05%	1.15%		1.48%		137%	$2,197
2012	$10.67	0.29	0.51	0.80	(0.36)	(0.07)	(0.43)	$11.04	7.50%	1.16%		2.62%		91%	$1,892
2011	$10.58	0.30	0.21	0.51	(0.33)	(0.09)	(0.42)	$10.67	4.80%	1.16%		2.76%		96%	$1,359
2010	$10.07	0.36	0.60	0.96	(0.38)	(0.07)	(0.45)	$10.58	9.68%	1.16%		3.49%		131%	$562
2009	$10.48	0.38	(0.12)	0.26	(0.45)	(0.22)	(0.67)	$10.07	2.76%	1.17%		3.67%		255%	$2,699

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

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•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

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The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue

42

to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

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Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

45

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

46

Notes

47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79788 1311

SEMIANNUAL REPORT     |     SEPTEMBER 30, 2013

Diversified Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	27
Statement of Operations	28
Statement of Changes in Net Assets	29
Notes to Financial Statements	30
Financial Highlights	37
Approval of Management Agreement	40
Additional Information	45

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

         Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Bond Yields and Stock Indices Soared Together Until September

U.S. government bond yields and stock indices traced roughly parallel upward paths during most of the six months ended September 30, 2013. The 10-year U.S. Treasury yield began the period at 1.85%, compressed in large part by the scale of the Federal Reserve’s (the Fed’s) bond-buying program ($85 billion of quantitative easing, or QE, each month).

Hints from the Fed that it might taper QE by year end sent bond yields soaring from early May to early September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before finishing the reporting period at 2.61%. Bond yields generally declined in September on weaker-than-expected economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the impending partial shutdown of the U.S. government.

Even with the September rally, bonds significantly underperformed stocks for the full reporting period. The 10-year Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market) returned –5.20% and –1.77%, respectively. By contrast, the S&P 500 Index gained 8.31% as the U.S. economy showed signs of attaining sustainable growth, fueled in part by Fed stimulus. Improvements in the housing and job markets helped trigger optimism, though their absolute numbers still fell short of pre-2008 levels.

Full recovery from 2008 remains a distant goal. Economic growth is still subpar compared with past recoveries, hampered further by the fiscal sequester and partial government shutdown. Faced with these challenges, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this uncertain environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of September 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ADFIX	-2.39%	-2.36%	5.40%	4.62%	4.83%	12/3/01
Barclays U.S. Aggregate Bond Index	—	-1.77%	-1.68%	5.41%	4.59%	5.00%	—
Institutional Class	ACBPX	-2.29%	-2.16%	5.61%	4.83%	5.68%	4/1/93
A Class(2) No sales charge* With sales charge*	ADFAX	-2.60% -6.96%	-2.60% -6.96%	5.14% 4.19%	4.36% 3.89%	4.57% 4.17%	12/3/01
B Class No sales charge* With sales charge*	CDBBX	-2.88% -7.88%	-3.33% -7.33%	4.36% 4.19%	3.58% 3.58%	3.63% 3.63%	1/31/03
C Class No sales charge* With sales charge*	CDBCX	-2.97% -3.93%	-3.33% -3.33%	4.36% 4.36%	3.59% 3.59%	3.65% 3.65%	1/31/03
R Class	ADVRX	-2.72%	-2.84%	4.88%	—	4.49%	7/29/05
R6 Class	ADDVX	—	—	—	—	0.17%(1)	7/26/13

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Diversified Bond acquired all of the net assets of the American Century Intermediate-Term Bond Fund, the American Century Bond Fund, and the American Century Premium Bond Fund on December 3, 2001, pursuant to a plan of reorganization approved by the acquired funds’ shareholders on November 16, 2001. Financial information prior to December 3, 2001 is that of American Century Premium Bond Fund and is used in calculating the performance of Diversified Bond.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class	R6 Class
0.60%	0.40%	0.85%	1.60%	1.60%	1.10%	0.35%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2013
Portfolio at a Glance
Average Duration (effective)	5.1 years
Weighted Average Life	6.9 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	31.1%
U.S. Government Agency Mortgage-Backed Securities	28.3%
Corporate Bonds	26.7%
Commercial Mortgage-Backed Securities	4.9%
Collateralized Mortgage Obligations	4.4%
Sovereign Governments and Agencies	3.8%
Municipal Securities	1.4%
U.S. Government Agency Securities	1.0%
Asset-Backed Securities	0.5%
Temporary Cash Investments	4.5%
Other Assets and Liabilities	(6.6)%*
*Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period(1) 4/1/13 – 9/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$976.10	$2.97	0.60%
Institutional Class	$1,000	$977.10	$1.98	0.40%
A Class	$1,000	$974.00	$4.21	0.85%
B Class	$1,000	$971.20	$7.91	1.60%
C Class	$1,000	$970.30	$7.90	1.60%
R Class	$1,000	$972.80	$5.44	1.10%
R6 Class	$1,000	$1,001.70(2)	$0.64(3)	0.35%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
Institutional Class	$1,000	$1,023.06	$2.03	0.40%
A Class	$1,000	$1,020.81	$4.31	0.85%
B Class	$1,000	$1,017.05	$8.09	1.60%
C Class	$1,000	$1,017.05	$8.09	1.60%
R Class	$1,000	$1,019.55	$5.57	1.10%
R6 Class	$1,000	$1,023.31(4)	$1.78(4)	0.35%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from July 26, 2013 (commencement of sale) through September 30, 2013.

(3)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 67, the number of days in the period from July 26, 2013 (commencement of sale) through September 30, 2013, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)

Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

6

Schedule of Investments

SEPTEMBER 30, 2013 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Securities — 31.1%
U.S. Treasury Bonds, 10.625%, 8/15/15	$ 19,570,000	$ 23,344,877
U.S. Treasury Bonds, 6.75%, 8/15/26	6,000,000	8,462,814
U.S. Treasury Bonds, 6.125%, 11/15/27	13,206,000	17,837,384
U.S. Treasury Bonds, 5.50%, 8/15/28	8,000,000	10,243,128
U.S. Treasury Bonds, 5.25%, 2/15/29	12,500,000	15,632,813
U.S. Treasury Bonds, 5.375%, 2/15/31	49,100,000	62,644,677
U.S. Treasury Bonds, 4.375%, 11/15/39	36,250,000	41,027,641
U.S. Treasury Bonds, 4.625%, 2/15/40	23,250,000	27,336,908
U.S. Treasury Bonds, 4.375%, 5/15/41	20,000,000	22,603,120
U.S. Treasury Bonds, 2.75%, 11/15/42	19,500,000	16,139,292
U.S. Treasury Bonds, 3.125%, 2/15/43	58,000,000	51,964,404
U.S. Treasury Bonds, 2.875%, 5/15/43	6,000,000	5,092,500
U.S. Treasury Notes, 0.50%, 10/15/13	97,000,000	97,018,915
U.S. Treasury Notes, 2.00%, 11/30/13	20,000,000	20,064,840
U.S. Treasury Notes, 1.25%, 2/15/14	12,000,000	12,054,144
U.S. Treasury Notes, 1.25%, 3/15/14	40,000,000	40,219,520
U.S. Treasury Notes, 1.25%, 4/15/14	45,000,000	45,286,515
U.S. Treasury Notes, 2.25%, 1/31/15	60,000,000	61,652,340
U.S. Treasury Notes, 0.25%, 7/31/15	57,800,000	57,765,031
U.S. Treasury Notes, 0.375%, 11/15/15(1)	22,000,000	22,006,864
U.S. Treasury Notes, 1.375%, 11/30/15	26,750,000	27,327,853
U.S. Treasury Notes, 2.125%, 12/31/15	4,000,000	4,155,780
U.S. Treasury Notes, 0.50%, 6/15/16	50,000,000	49,964,850
U.S. Treasury Notes, 1.50%, 6/30/16	67,000,000	68,727,327
U.S. Treasury Notes, 1.50%, 7/31/16	71,000,000	72,811,068
U.S. Treasury Notes, 0.875%, 11/30/16	33,500,000	33,660,967
U.S. Treasury Notes, 0.875%, 1/31/17	41,000,000	41,112,094
U.S. Treasury Notes, 0.875%, 2/28/17	60,000,000	60,103,140
U.S. Treasury Notes, 0.75%, 6/30/17	34,000,000	33,741,022
U.S. Treasury Notes, 0.50%, 7/31/17	93,000,000	91,281,639
U.S. Treasury Notes, 2.375%, 7/31/17	59,000,000	62,069,829
U.S. Treasury Notes, 0.75%, 10/31/17	7,550,000	7,449,140
U.S. Treasury Notes, 1.875%, 10/31/17	53,600,000	55,298,048
U.S. Treasury Notes, 0.875%, 1/31/18	77,000,000	76,025,488
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	8,172,826
U.S. Treasury Notes, 1.00%, 5/31/18	57,640,000	56,917,252
U.S. Treasury Notes, 1.375%, 6/30/18	45,360,000	45,496,443
U.S. Treasury Notes, 1.375%, 9/30/18	20,600,000	20,591,142
U.S. Treasury Notes, 1.375%, 11/30/18	60,000,000	59,835,960
U.S. Treasury Notes, 1.75%, 5/15/23	39,800,000	36,897,386
TOTAL U.S. TREASURY SECURITIES (Cost $1,572,186,276)		1,570,036,981
U.S. Government Agency Mortgage-Backed Securities(2) — 28.3%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.1%
FHLMC, VRN, 1.75%, 10/15/13	5,734,237	5,760,570
FHLMC, VRN, 1.85%, 10/15/13	9,757,862	9,854,686
FHLMC, VRN, 1.97%, 10/15/13	7,303,903	7,418,975
FHLMC, VRN, 1.98%, 10/15/13	8,182,137	8,310,066
FHLMC, VRN, 2.07%, 10/15/13	14,002,099	14,039,076
FHLMC, VRN, 2.36%, 10/15/13	14,036,960	13,768,263
FHLMC, VRN, 2.37%, 10/15/13	18,174,248	17,797,981

7

	Principal Amount	Value
FHLMC, VRN, 2.43%, 10/15/13	$ 2,609,037	$ 2,765,382
FHLMC, VRN, 2.58%, 10/15/13	2,654,036	2,757,985
FHLMC, VRN, 2.89%, 10/15/13	2,368,324	2,394,045
FHLMC, VRN, 3.23%, 10/15/13	3,598,683	3,792,682
FHLMC, VRN, 3.28%, 10/15/13	8,104,209	8,394,534
FHLMC, VRN, 3.56%, 10/15/13	3,362,089	3,558,049
FHLMC, VRN, 3.76%, 10/15/13	3,351,028	3,512,495
FHLMC, VRN, 3.80%, 10/15/13	7,351,723	7,709,107
FHLMC, VRN, 4.05%, 10/15/13	4,660,398	4,916,504
FHLMC, VRN, 4.36%, 10/15/13	5,610,134	5,823,976
FHLMC, VRN, 5.18%, 10/15/13	1,980,311	2,067,978
FHLMC, VRN, 5.20%, 10/15/13	3,357,008	3,553,678
FHLMC, VRN, 5.40%, 10/15/13	4,316,145	4,539,486
FHLMC, VRN, 5.79%, 10/15/13	11,620,477	12,109,662
FHLMC, VRN, 5.95%, 10/15/13	13,487,615	14,327,372
FHLMC, VRN, 6.13%, 10/15/13	4,096,965	4,349,301
FNMA, VRN, 2.66%, 10/25/13	1,113,507	1,189,251
FNMA, VRN, 2.70%, 10/25/13	11,270,917	11,313,092
FNMA, VRN, 3.09%, 10/25/13	3,221,741	3,343,035
FNMA, VRN, 3.31%, 10/25/13	2,296,860	2,364,930
FNMA, VRN, 3.36%, 10/25/13	4,245,421	4,520,176
FNMA, VRN, 3.81%, 10/25/13	5,293,859	5,562,226
FNMA, VRN, 3.93%, 10/25/13	6,864,782	7,227,849
FNMA, VRN, 5.39%, 10/25/13	6,330,017	6,825,193
FNMA, VRN, 6.03%, 10/25/13	1,260,400	1,374,893
		207,242,498
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 24.2%
FHLMC, 7.00%, 11/1/13	103	104
FHLMC, 7.00%, 6/1/14	2,041	2,073
FHLMC, 6.50%, 6/1/16	26,590	27,823
FHLMC, 6.50%, 6/1/16	13,221	13,981
FHLMC, 5.00%, 11/1/17	248,916	264,212
FHLMC, 4.50%, 1/1/19	37,992	40,241
FHLMC, 5.00%, 1/1/21	2,483,006	2,677,737
FHLMC, 5.00%, 4/1/21	572,189	608,801
FHLMC, 7.00%, 9/1/27	5,197	5,911
FHLMC, 6.50%, 1/1/28	7,973	9,012
FHLMC, 7.00%, 2/1/28	1,344	1,509
FHLMC, 6.50%, 3/1/29	46,631	52,065
FHLMC, 6.50%, 6/1/29	41,779	46,926
FHLMC, 7.00%, 8/1/29	4,646	5,268
FHLMC, 5.00%, 4/1/31	9,298,370	10,303,834
FHLMC, 5.00%, 5/1/31	10,367,742	11,490,279
FHLMC, 6.50%, 5/1/31	1,060	1,174
FHLMC, 6.50%, 5/1/31	26,714	30,018
FHLMC, 6.50%, 6/1/31	658	729
FHLMC, 6.50%, 6/1/31	730	808
FHLMC, 6.50%, 6/1/31	110	123
FHLMC, 6.50%, 6/1/31	1,370	1,518
FHLMC, 6.50%, 6/1/31	3,019	3,346
FHLMC, 5.50%, 12/1/33	661,867	728,284
FHLMC, 6.00%, 9/1/35	11,298,615	12,478,316
FHLMC, 5.50%, 12/1/37	741,469	803,322
FHLMC, 5.50%, 1/1/38	2,238,424	2,425,154
FHLMC, 6.00%, 2/1/38	7,749,007	8,442,834
FHLMC, 5.50%, 4/1/38	2,498,178	2,706,576
FHLMC, 6.00%, 8/1/38	289,878	316,962
FHLMC, 4.00%, 4/1/41	39,305,611	41,301,562
FHLMC, 6.50%, 7/1/47	53,195	57,039
FNMA, 3.00%, 11/13/13(3)	40,000,000	38,993,752
FNMA, 3.50%, 11/13/13(3)	55,000,000	55,867,969
FNMA, 4.00%, 11/13/13(3)	80,000,000	83,637,504
FNMA, 4.50%, 11/13/13(3)	5,000,000	5,327,344
FNMA, 5.00%, 11/13/13(3)	121,000,000	130,887,999
FNMA, 5.50%, 11/13/13(3)	37,000,000	40,272,199
FNMA, 6.00%, 12/1/13	921	925
FNMA, 6.00%, 1/1/14	622	626
FNMA, 6.00%, 2/1/14	1,011	1,017
FNMA, 6.00%, 4/1/14	2,498	2,520
FNMA, 5.50%, 12/1/16	122,748	129,506
FNMA, 5.50%, 12/1/16	29,805	31,422

8

	Principal Amount	Value
FNMA, 5.00%, 6/1/18	$ 2,374,723	$ 2,531,897
FNMA, 4.50%, 5/1/19	729,221	775,951
FNMA, 6.50%, 1/1/26	33,322	38,588
FNMA, 7.00%, 12/1/27	5,937	6,695
FNMA, 6.50%, 1/1/28	4,799	5,312
FNMA, 7.50%, 4/1/28	22,774	25,981
FNMA, 7.00%, 5/1/28	21,952	23,577
FNMA, 7.00%, 6/1/28	1,515	1,703
FNMA, 6.50%, 1/1/29	7,523	8,562
FNMA, 6.50%, 4/1/29	21,867	24,433
FNMA, 7.00%, 7/1/29	26,090	29,572
FNMA, 7.50%, 7/1/29	62,219	71,357
FNMA, 7.50%, 9/1/30	16,424	19,524
FNMA, 5.00%, 6/1/31	8,075,333	8,872,394
FNMA, 5.00%, 7/1/31	13,464,043	14,897,520
FNMA, 7.00%, 9/1/31	86,037	97,410
FNMA, 6.50%, 1/1/32	48,717	57,042
FNMA, 6.50%, 8/1/32	6,527	7,307
FNMA, 6.50%, 8/1/32	123,411	138,504
FNMA, 5.50%, 2/1/33	7,127,799	7,790,396
FNMA, 5.00%, 6/1/33	7,430,342	8,096,615
FNMA, 5.50%, 6/1/33	360,135	393,051
FNMA, 5.50%, 7/1/33	2,438,692	2,667,847
FNMA, 5.00%, 8/1/33	1,133,864	1,235,049
FNMA, 5.50%, 8/1/33	880,971	963,389
FNMA, 5.50%, 9/1/33	1,142,549	1,252,881
FNMA, 5.00%, 11/1/33	4,360,897	4,752,204
FNMA, 6.00%, 12/1/33	3,367,667	3,733,017
FNMA, 5.50%, 1/1/34	1,082,248	1,183,570
FNMA, 5.50%, 2/1/34	3,729,659	4,115,682
FNMA, 5.00%, 3/1/34	2,576,067	2,803,027
FNMA, 4.50%, 1/1/35	15,024,662	16,122,746
FNMA, 5.00%, 4/1/35	6,565,597	7,139,708
FNMA, 5.00%, 6/1/35	4,899,602	5,327,215
FNMA, 5.00%, 7/1/35	9,134,234	9,937,345
FNMA, 5.00%, 8/1/35	299,375	324,489
FNMA, 4.50%, 9/1/35	1,226,890	1,313,127
FNMA, 5.00%, 10/1/35	2,792,959	3,031,053
FNMA, 5.50%, 12/1/35	13,894,367	15,194,125
FNMA, 5.00%, 2/1/36	1,760,679	1,912,121
FNMA, 5.50%, 4/1/36	2,037,680	2,223,912
FNMA, 5.50%, 5/1/36	4,108,033	4,484,163
FNMA, 5.50%, 7/1/36	1,128,376	1,229,592
FNMA, 5.50%, 2/1/37	575,411	627,217
FNMA, 5.50%, 5/1/37	1,285,832	1,402,050
FNMA, 6.00%, 8/1/37	1,794,420	1,971,192
FNMA, 6.50%, 8/1/37	524,925	567,221
FNMA, 6.00%, 9/1/37	8,177,373	8,939,419
FNMA, 6.00%, 11/1/37	11,280,997	12,344,703
FNMA, 5.50%, 12/1/37	5,165,736	5,629,105
FNMA, 5.50%, 2/1/38	1,165,496	1,270,041
FNMA, 5.50%, 6/1/38	2,063,682	2,254,696
FNMA, 6.00%, 9/1/38	453,989	487,994
FNMA, 6.00%, 11/1/38	361,297	387,999
FNMA, 5.50%, 12/1/38	3,978,354	4,328,377
FNMA, 5.00%, 1/1/39	2,899,774	3,138,048
FNMA, 5.50%, 1/1/39	24,810,510	27,036,025
FNMA, 4.50%, 2/1/39	3,967,122	4,243,036
FNMA, 5.00%, 2/1/39	9,237,359	10,036,703
FNMA, 4.50%, 4/1/39	6,206,143	6,690,619
FNMA, 4.50%, 5/1/39	15,618,370	16,944,366
FNMA, 6.50%, 5/1/39	5,953,113	6,589,785
FNMA, 4.50%, 6/1/39	30,833,852	33,197,612
FNMA, 5.00%, 8/1/39	8,052,092	8,807,389
FNMA, 4.50%, 10/1/39	24,012,715	25,933,671
FNMA, 4.00%, 10/1/40	21,833,670	22,930,866
FNMA, 4.50%, 11/1/40	20,986,180	22,554,121
FNMA, 4.50%, 4/1/41	15,067,689	16,183,265
FNMA, 4.50%, 7/1/41	33,714,449	36,211,705
FNMA, 4.00%, 8/1/41	20,836,894	21,867,070
FNMA, 4.50%, 9/1/41	14,758,867	15,813,687
FNMA, 3.50%, 10/1/41	25,350,046	25,891,804
FNMA, 4.00%, 1/1/42	18,588,080	19,509,754
FNMA, 3.50%, 6/1/42	44,578,507	45,491,894
FNMA, 6.50%, 8/1/47	101,979	109,921
FNMA, 6.50%, 8/1/47	126,008	135,676
FNMA, 6.50%, 9/1/47	428,412	461,113
FNMA, 6.50%, 9/1/47	13,110	14,115
FNMA, 6.50%, 9/1/47	38,792	41,782
FNMA, 6.50%, 9/1/47	119,470	128,578
FNMA, 6.50%, 9/1/47	37,628	40,486
GNMA, 4.00%, 10/21/13(3)	10,000,000	10,545,313
GNMA, 7.00%, 11/15/22	14,570	16,163
GNMA, 7.00%, 4/20/26	4,980	5,825
GNMA, 7.50%, 8/15/26	10,021	12,008
GNMA, 8.00%, 8/15/26	4,992	5,642
GNMA, 7.50%, 5/15/27	8,776	9,982
GNMA, 8.00%, 6/15/27	12,123	12,789
GNMA, 7.50%, 11/15/27	1,948	2,019
GNMA, 7.00%, 2/15/28	4,246	4,353
GNMA, 7.50%, 2/15/28	3,774	3,895
GNMA, 6.50%, 3/15/28	13,012	14,608
GNMA, 7.00%, 4/15/28	2,205	2,225
GNMA, 6.50%, 5/15/28	1,234	1,386
GNMA, 6.50%, 5/15/28	35,093	39,423
GNMA, 7.00%, 12/15/28	7,031	7,380

9

	Principal Amount	Value
GNMA, 7.00%, 5/15/31	$ 46,815	$ 55,432
GNMA, 4.50%, 8/15/33	3,108,329	3,374,417
GNMA, 6.00%, 9/20/38	2,951,808	3,245,334
GNMA, 5.50%, 11/15/38	4,745,455	5,295,923
GNMA, 5.50%, 11/15/38	2,901,226	3,180,877
GNMA, 6.00%, 1/20/39	818,510	900,036
GNMA, 5.00%, 3/20/39	5,407,718	5,896,585
GNMA, 4.50%, 4/15/39	8,132,204	8,749,112
GNMA, 4.50%, 11/15/39	36,554,755	39,674,678
GNMA, 4.50%, 1/15/40	3,946,231	4,262,233
GNMA, 4.00%, 7/15/40	6,999,284	7,429,700
GNMA, 4.00%, 11/20/40	53,030,239	56,271,809
GNMA, 4.50%, 12/15/40	11,219,419	12,171,773
GNMA, 4.50%, 7/20/41	17,421,204	18,798,110
GNMA, 3.50%, 6/20/42	17,241,633	17,803,428
GNMA, 3.50%, 7/20/42	26,353,532	27,212,946
		1,220,078,486
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,410,969,715)		1,427,320,984
Corporate Bonds — 26.7%
AEROSPACE AND DEFENSE — 0.3%
L-3 Communications Corp., 5.20%, 10/15/19	290,000	315,619
L-3 Communications Corp., 4.75%, 7/15/20	2,490,000	2,612,406
Lockheed Martin Corp., 7.65%, 5/1/16	1,700,000	1,989,780
Lockheed Martin Corp., 4.25%, 11/15/19	2,990,000	3,254,947
United Technologies Corp., 6.125%, 2/1/19	2,660,000	3,177,689
United Technologies Corp., 6.05%, 6/1/36	1,027,000	1,216,103
United Technologies Corp., 4.50%, 6/1/42	2,010,000	1,959,959
		14,526,503
AUTOMOBILES — 0.6%
American Honda Finance Corp., 2.50%, 9/21/15(4)	5,960,000	6,154,260
American Honda Finance Corp., 1.50%, 9/11/17(4)	1,530,000	1,513,784
Daimler Finance North America LLC, 1.30%, 7/31/15(4)	4,520,000	4,542,342
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	3,000,000	3,095,190
Ford Motor Co., 4.75%, 1/15/43	1,060,000	949,422
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	3,040,000	3,291,916
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	3,110,000	3,415,629
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	3,500,000	4,366,981
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	3,310,000	3,686,605
		31,016,129
BEVERAGES — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	7,430,000	9,361,659
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	4,000,000	4,605,228
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	3,340,000	3,097,202
PepsiCo, Inc., 3.00%, 8/25/21	1,000,000	987,722
Pernod-Ricard SA, 2.95%, 1/15/17(4)	3,870,000	4,018,782
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	6,180,000	6,355,358
		28,425,951
BIOTECHNOLOGY — 0.3%
Amgen, Inc., 2.125%, 5/15/17	2,060,000	2,092,766
Amgen, Inc., 5.85%, 6/1/17	2,560,000	2,923,753
Amgen, Inc., 4.10%, 6/15/21	2,310,000	2,391,474
Amgen, Inc., 5.375%, 5/15/43	2,300,000	2,298,873
Celgene Corp., 3.25%, 8/15/22	1,540,000	1,463,657
Gilead Sciences, Inc., 4.40%, 12/1/21	4,100,000	4,400,891
		15,571,414
CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20	1,900,000	2,163,257
Ameriprise Financial, Inc., 4.00%, 10/15/23	2,410,000	2,444,335
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	8,977,000	10,483,475
Jefferies Group LLC, 5.125%, 1/20/23	320,000	323,235
Jefferies Group, Inc., 5.125%, 4/13/18	2,860,000	3,083,772
		18,498,074

10

	Principal Amount	Value
CHEMICALS — 0.4%
Ashland, Inc., 4.75%, 8/15/22	$ 2,270,000	$ 2,139,475
Dow Chemical Co. (The), 2.50%, 2/15/16	2,020,000	2,087,993
Dow Chemical Co. (The), 4.25%, 11/15/20	2,200,000	2,305,653
Eastman Chemical Co., 2.40%, 6/1/17	1,830,000	1,858,307
Eastman Chemical Co., 3.60%, 8/15/22	3,110,000	3,032,138
Ecolab, Inc., 3.00%, 12/8/16	2,340,000	2,456,726
Ecolab, Inc., 4.35%, 12/8/21	3,104,000	3,277,299
LyondellBasell Industries NV, 5.00%, 4/15/19	4,470,000	4,927,491
		22,085,082
COMMERCIAL BANKS — 2.2%
Bank of America N.A., 5.30%, 3/15/17	8,840,000	9,751,828
Bank of America N.A., 6.00%, 10/15/36	2,580,000	2,900,844
Bank of Montreal, MTN, 1.45%, 4/9/18	2,720,000	2,661,501
Bank of Nova Scotia, 2.55%, 1/12/17	3,300,000	3,422,133
Barclays Bank plc, 5.14%, 10/14/20	1,760,000	1,841,597
BB&T Corp., MTN, 5.70%, 4/30/14	1,680,000	1,732,062
BB&T Corp., MTN, 3.20%, 3/15/16	1,040,000	1,090,673
BB&T Corp., MTN, 2.05%, 6/19/18	2,000,000	1,994,642
Capital One Financial Corp., 2.15%, 3/23/15	2,910,000	2,958,108
Capital One Financial Corp., 1.00%, 11/6/15	2,140,000	2,130,490
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	4,280,000	4,294,462
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22	2,270,000	2,182,986
HBOS plc, MTN, 6.75%, 5/21/18(4)	1,530,000	1,708,109
HSBC Bank plc, 3.50%, 6/28/15(4)	4,340,000	4,542,695
ING Bank NV, 2.00%, 9/25/15(4)	2,040,000	2,068,923
Intesa Sanpaolo SpA, 3.875%, 1/16/18	1,340,000	1,318,899
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	11,185,000	12,481,375
KFW, 4.125%, 10/15/14	5,020,000	5,220,870
KFW, 2.00%, 6/1/16	6,840,000	7,088,894
Northern Trust Co. (The), MTN, 6.50%, 8/15/18	2,480,000	2,984,814
PNC Funding Corp., 3.625%, 2/8/15	2,800,000	2,907,850
PNC Funding Corp., 4.375%, 8/11/20	1,720,000	1,850,400
Regions Bank, 7.50%, 5/15/18	2,300,000	2,710,815
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	5,070,000	5,417,062
Standard Chartered plc, 5.20%, 1/26/24(4)	2,370,000	2,386,931
SunTrust Banks, Inc., 3.60%, 4/15/16	1,141,000	1,205,556
Toronto-Dominion Bank (The), 2.375%, 10/19/16	3,900,000	4,037,666
U.S. Bancorp., 3.44%, 2/1/16	2,760,000	2,886,599
U.S. Bancorp., MTN, 3.00%, 3/15/22	1,310,000	1,280,568
U.S. Bancorp., MTN, 2.95%, 7/15/22	1,310,000	1,235,268
Wachovia Bank N.A., 4.80%, 11/1/14	1,008,000	1,053,904
Wachovia Bank N.A., 5.00%, 8/15/15	1,000,000	1,073,669
Wachovia Bank N.A., 5.85%, 2/1/37	2,710,000	3,033,780
Wachovia Bank N.A., MTN, 5.60%, 3/15/16	1,800,000	1,989,677
Wells Fargo & Co., 3.68%, 6/15/16	3,300,000	3,520,021
Wells Fargo & Co., 5.625%, 12/11/17	550,000	632,588
Wells Fargo & Co., MTN, 4.60%, 4/1/21	2,100,000	2,284,783
		113,883,042
COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Republic Services, Inc., 3.80%, 5/15/18	550,000	586,433
Republic Services, Inc., 3.55%, 6/1/22	4,170,000	4,079,415
Waste Management, Inc., 2.60%, 9/1/16	3,400,000	3,516,868
Waste Management, Inc., 4.75%, 6/30/20	1,120,000	1,217,618
		9,400,334

11

	Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 0.2%
Apple, Inc., 2.40%, 5/3/23	$ 1,720,000	$ 1,560,903
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	3,870,000	3,819,740
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	3,010,000	2,720,646
Crown Castle International Corp., 5.25%, 1/15/23	1,050,000	971,250
		9,072,539
COMPUTERS AND PERIPHERALS — 0.2%
Dell, Inc., 2.30%, 9/10/15	2,040,000	2,041,304
Dell, Inc., 3.10%, 4/1/16	820,000	820,805
Hewlett-Packard Co., 4.30%, 6/1/21	2,200,000	2,141,495
Hewlett-Packard Co., 4.65%, 12/9/21	2,510,000	2,470,141
Seagate HDD Cayman, 4.75%, 6/1/23(4)	3,660,000	3,541,050
		11,014,795
CONSTRUCTION MATERIALS — 0.1%
Owens Corning, 4.20%, 12/15/22	2,830,000	2,767,129
CONSUMER FINANCE — 0.7%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	6,240,000	7,243,929
American Express Credit Corp., MTN, 2.75%, 9/15/15	4,800,000	4,983,989
American Express Credit Corp., MTN, 2.375%, 3/24/17	2,180,000	2,251,864
Discover Bank, 2.00%, 2/21/18	5,031,000	4,925,122
Equifax, Inc., 3.30%, 12/15/22	2,420,000	2,275,112
HSBC Bank USA N.A., 5.875%, 11/1/34	1,760,000	1,899,649
PNC Bank N.A., 6.00%, 12/7/17	3,215,000	3,726,500
PNC Bank N.A., 3.80%, 7/25/23	1,100,000	1,079,022
SLM Corp., MTN, 5.00%, 10/1/13	4,050,000	4,050,000
SLM Corp., MTN, 6.25%, 1/25/16	1,290,000	1,378,687
		33,813,874
CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20	1,660,000	1,803,175
Ball Corp., 4.00%, 11/15/23	1,300,000	1,173,250
		2,976,425
DIVERSIFIED CONSUMER SERVICES — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17	1,065,000	1,043,260
Catholic Health Initiatives, 2.95%, 11/1/22	2,420,000	2,253,185
Johns Hopkins University, 4.08%, 7/1/53	1,030,000	932,465
		4,228,910
DIVERSIFIED FINANCIAL SERVICES — 4.1%
Bank of America Corp., 4.50%, 4/1/15	1,840,000	1,933,159
Bank of America Corp., 3.75%, 7/12/16	7,620,000	8,081,848
Bank of America Corp., 6.50%, 8/1/16	6,910,000	7,837,985
Bank of America Corp., 5.75%, 12/1/17	6,390,000	7,216,515
Bank of America Corp., 5.625%, 7/1/20	5,080,000	5,701,569
Bank of America Corp., 5.70%, 1/24/22	1,530,000	1,712,595
Bank of America Corp., 4.10%, 7/24/23	140,000	139,469
BNP Paribas SA, MTN, 2.70%, 8/20/18	2,310,000	2,339,600
Citigroup, Inc., 4.75%, 5/19/15	670,000	709,386
Citigroup, Inc., 4.45%, 1/10/17	4,880,000	5,288,744
Citigroup, Inc., 5.50%, 2/15/17	4,112,000	4,506,452
Citigroup, Inc., 6.125%, 11/21/17	13,360,000	15,380,740
Citigroup, Inc., 1.75%, 5/1/18	2,330,000	2,262,747
Citigroup, Inc., 4.50%, 1/14/22	5,530,000	5,807,827
Citigroup, Inc., 4.05%, 7/30/22	1,660,000	1,615,816
Deutsche Bank AG, VRN, 4.30%, 5/24/23	2,800,000	2,534,765
General Electric Capital Corp., 2.25%, 11/9/15	5,220,000	5,362,318
General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,000,000	1,087,398
General Electric Capital Corp., MTN, 5.625%, 9/15/17	5,480,000	6,251,014
General Electric Capital Corp., MTN, 6.00%, 8/7/19	16,350,000	19,056,350
General Electric Capital Corp., MTN, 4.65%, 10/17/21	4,180,000	4,463,851

12

	Principal Amount	Value
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	$ 3,520,000	$ 3,703,906
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	8,100,000	9,166,770
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	3,280,000	3,260,697
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	2,530,000	2,553,719
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	4,820,000	5,354,533
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	3,170,000	3,317,931
Goldman Sachs Group, Inc. (The), MTN, 3.70%, 8/1/15	3,790,000	3,956,127
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	7,120,000	7,855,838
HSBC Holdings plc, 5.10%, 4/5/21	2,800,000	3,090,203
HSBC Holdings plc, 4.00%, 3/30/22	170,000	173,354
JPMorgan Chase & Co., 6.00%, 1/15/18	1,948,000	2,239,491
JPMorgan Chase & Co., 4.625%, 5/10/21	6,700,000	7,154,481
JPMorgan Chase & Co., 3.25%, 9/23/22	2,520,000	2,382,905
Morgan Stanley, 4.75%, 3/22/17	5,200,000	5,620,498
Morgan Stanley, 5.75%, 1/25/21	840,000	934,204
Morgan Stanley, 4.875%, 11/1/22	1,120,000	1,123,072
Morgan Stanley, 3.75%, 2/25/23	2,530,000	2,444,812
Morgan Stanley, MTN, 6.00%, 4/28/15	6,310,000	6,772,700
Morgan Stanley, MTN, 6.625%, 4/1/18	9,070,000	10,542,315
Morgan Stanley, MTN, 5.625%, 9/23/19	4,780,000	5,342,276
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	2,210,000	2,235,024
Syngenta Finance NV, 3.125%, 3/28/22	2,370,000	2,321,133
UBS AG (Stamford Branch), 5.875%, 12/20/17	4,247,000	4,908,797
		205,744,934
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,206,664
AT&T, Inc., 2.625%, 12/1/22	3,000,000	2,695,389
AT&T, Inc., 6.55%, 2/15/39	5,790,000	6,455,514
AT&T, Inc., 4.30%, 12/15/42	4,420,000	3,693,502
British Telecommunications plc, 5.95%, 1/15/18	6,030,000	6,918,906
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	3,300,000	3,440,250
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	2,220,000	2,254,526
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	3,800,000	4,560,817
Orange SA, 4.375%, 7/8/14	1,140,000	1,170,648
Telecom Italia Capital SA, 7.00%, 6/4/18	2,160,000	2,382,832
Telefonica Emisiones SAU, 5.88%, 7/15/19	2,690,000	2,921,039
Telefonica Emisiones SAU, 5.46%, 2/16/21	3,030,000	3,111,201
Verizon Communications, Inc., 3.65%, 9/14/18	9,750,000	10,287,410
Verizon Communications, Inc., 4.50%, 9/15/20	2,220,000	2,364,766
Verizon Communications, Inc., 5.15%, 9/15/23	4,470,000	4,802,313
Verizon Communications, Inc., 6.40%, 9/15/33	4,210,000	4,688,391
Verizon Communications, Inc., 7.35%, 4/1/39	2,160,000	2,646,838
Verizon Communications, Inc., 4.75%, 11/1/41	1,120,000	1,003,764
Verizon Communications, Inc., 6.55%, 9/15/43	1,950,000	2,208,835
Windstream Corp., 7.875%, 11/1/17	1,110,000	1,243,200
		72,056,805
ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	266,000	307,230
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	3,484,000	3,963,050
Jabil Circuit, Inc., 5.625%, 12/15/20	690,000	714,150
		4,677,200
ENERGY EQUIPMENT AND SERVICES — 0.4%
Ensco plc, 3.25%, 3/15/16	2,580,000	2,695,130
Ensco plc, 4.70%, 3/15/21	3,005,000	3,195,676
Pride International, Inc., 6.875%, 8/15/20	800,000	955,046
Transocean, Inc., 5.05%, 12/15/16	150,000	164,545

13

	Principal Amount	Value
Transocean, Inc., 2.50%, 10/15/17	$ 4,440,000	$ 4,456,996
Transocean, Inc., 6.50%, 11/15/20	2,190,000	2,448,873
Transocean, Inc., 6.375%, 12/15/21	1,030,000	1,147,171
Weatherford International Ltd., 9.625%, 3/1/19	2,400,000	3,025,570
		18,089,007
FOOD AND STAPLES RETAILING — 0.4%
Kroger Co. (The), 6.40%, 8/15/17	2,000,000	2,307,282
Kroger Co. (The), 5.15%, 8/1/43	1,370,000	1,345,718
Safeway, Inc., 4.75%, 12/1/21	2,220,000	2,233,786
Wal-Mart Stores, Inc., 2.55%, 4/11/23	2,500,000	2,317,383
Wal-Mart Stores, Inc., 5.875%, 4/5/27	1,060,000	1,283,564
Wal-Mart Stores, Inc., 5.625%, 4/1/40	940,000	1,060,486
Wal-Mart Stores, Inc., 4.875%, 7/8/40	2,440,000	2,482,822
Wal-Mart Stores, Inc., 5.00%, 10/25/40	1,150,000	1,190,305
Walgreen Co., 1.80%, 9/15/17	2,140,000	2,149,788
Walgreen Co., 3.10%, 9/15/22	3,790,000	3,574,599
		19,945,733
FOOD PRODUCTS — 0.3%
Kellogg Co., 4.45%, 5/30/16	1,000,000	1,089,970
Kraft Foods Group, Inc., 6.125%, 8/23/18	2,071,000	2,438,433
Kraft Foods Group, Inc., 5.00%, 6/4/42	2,000,000	1,988,430
Kraft Foods, Inc., 5.375%, 2/10/20	1,740,000	1,968,016
Mondelez International, Inc., 6.50%, 2/9/40	3,010,000	3,544,492
Tyson Foods, Inc., 6.60%, 4/1/16	2,580,000	2,894,830
Tyson Foods, Inc., 4.50%, 6/15/22	2,060,000	2,142,688
		16,066,859
GAS UTILITIES — 1.3%
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	1,450,000	1,370,250
El Paso Corp., 7.25%, 6/1/18	4,040,000	4,552,123
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	3,360,000	3,881,690
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	2,867,966
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,092,788
Energy Transfer Partners LP, 5.20%, 2/1/22	1,610,000	1,695,988
Energy Transfer Partners LP, 3.60%, 2/1/23	1,530,000	1,428,552
Energy Transfer Partners LP, 6.50%, 2/1/42	1,880,000	1,990,929
Enterprise Products Operating LLC, 6.30%, 9/15/17	2,295,000	2,657,596
Enterprise Products Operating LLC, 4.85%, 3/15/44	1,960,000	1,833,568
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	3,530,000	3,930,786
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	2,030,000	2,407,771
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	2,340,000	2,574,056
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	3,851,000	3,794,906
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,270,000	3,561,776
Magellan Midstream Partners LP, 6.55%, 7/15/19	3,450,000	4,124,061
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	2,560,000	2,425,600
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	1,880,000	1,991,121
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	3,070,000	3,039,122
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	4,630,000	4,318,753
TransCanada PipeLines Ltd., 2.50%, 8/1/22	1,500,000	1,382,921
Williams Cos., Inc. (The), 3.70%, 1/15/23	2,650,000	2,398,907
Williams Partners LP, 4.125%, 11/15/20	4,003,000	4,059,162
		63,380,392
HEALTH CARE EQUIPMENT AND SUPPLIES†
Baxter International, Inc., 3.20%, 6/15/23	1,670,000	1,633,506

14

	Principal Amount	Value
HEALTH CARE PROVIDERS AND SERVICES — 0.6%
Aetna, Inc., 2.75%, 11/15/22	$ 1,540,000	$ 1,424,595
Express Scripts Holding Co., 2.65%, 2/15/17	3,000,000	3,095,853
Express Scripts Holding Co., 7.25%, 6/15/19	4,890,000	5,991,306
HCA, Inc., 7.875%, 2/15/20	4,980,000	5,381,513
NYU Hospitals Center, 4.43%, 7/1/42	2,180,000	1,803,948
UnitedHealth Group, Inc., 2.875%, 3/15/23	2,460,000	2,320,675
UnitedHealth Group, Inc., 4.25%, 3/15/43	2,730,000	2,495,351
Universal Health Services, Inc., 7.125%, 6/30/16	4,140,000	4,641,975
WellPoint, Inc., 3.125%, 5/15/22	2,120,000	2,017,613
WellPoint, Inc., 3.30%, 1/15/23	970,000	916,526
		30,089,355
HOTELS, RESTAURANTS AND LEISURE — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	3,630,000	3,539,250
Wyndham Worldwide Corp., 2.95%, 3/1/17	2,340,000	2,403,625
Yum! Brands, Inc., 3.75%, 11/1/21	1,010,000	1,003,938
		6,946,813
HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc., 3.625%, 2/15/18	2,690,000	2,659,737
D.R. Horton, Inc., 5.75%, 8/15/23	2,020,000	2,038,938
Lennar Corp., 4.75%, 12/15/17	2,100,000	2,168,250
Mohawk Industries, Inc., 3.85%, 2/1/23	1,360,000	1,301,815
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	2,908,200
		11,076,940
INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(4)	750,000	748,125
General Electric Co., 5.25%, 12/6/17	4,251,000	4,843,772
General Electric Co., 2.70%, 10/9/22	1,000,000	945,522
General Electric Co., 4.125%, 10/9/42	2,140,000	1,972,301
		8,509,720
INSURANCE — 1.5%
Allstate Corp. (The), 4.50%, 6/15/43	1,100,000	1,070,407
American International Group, Inc., 6.40%, 12/15/20	5,270,000	6,221,398
American International Group, Inc., 4.875%, 6/1/22	3,310,000	3,558,518
American International Group, Inc., MTN, 5.85%, 1/16/18	6,430,000	7,326,824
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	2,770,000	2,971,146
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,030,000	1,976,150
Berkshire Hathaway, Inc., 3.75%, 8/15/21	1,230,000	1,281,314
Berkshire Hathaway, Inc., 4.50%, 2/11/43	2,460,000	2,301,042
Genworth Holdings, Inc., 7.20%, 2/15/21	1,680,000	1,938,700
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	2,070,000	2,294,392
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	1,190,000	1,337,805
ING U.S., Inc., 5.50%, 7/15/22	3,250,000	3,506,224
ING U.S., Inc., 5.70%, 7/15/43(4)	2,500,000	2,489,913
ING U.S., Inc., VRN, 5.65%, 5/15/23	700,000	642,341
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)	440,000	455,950
Liberty Mutual Group, Inc., 6.50%, 5/1/42(4)	1,590,000	1,721,393
Lincoln National Corp., 6.25%, 2/15/20	4,240,000	4,940,384
Markel Corp., 4.90%, 7/1/22	4,070,000	4,280,476
Markel Corp., 3.625%, 3/30/23	1,000,000	952,591
MetLife, Inc., 6.75%, 6/1/16	2,070,000	2,374,031
MetLife, Inc., 1.76%, 12/15/17	2,250,000	2,236,068
MetLife, Inc., 4.125%, 8/13/42	2,140,000	1,888,770
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)	2,870,000	2,711,998
Principal Financial Group, Inc., 3.30%, 9/15/22	100,000	97,371

15

	Principal Amount	Value
Prudential Financial, Inc., MTN, 7.375%, 6/15/19	$ 3,690,000	$ 4,575,733
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,000,000	1,130,032
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,376,818
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	1,640,000	1,757,065
Travelers Cos., Inc. (The), 4.60%, 8/1/43	2,050,000	2,034,121
WR Berkley Corp., 4.625%, 3/15/22	2,450,000	2,538,055
		73,987,030
INTERNET SOFTWARE AND SERVICES†
IAC/InterActiveCorp, 4.75%, 12/15/22	1,000,000	925,000
IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	2,520,000	2,559,690
Fidelity National Information Services, Inc., 3.50%, 4/15/23	1,300,000	1,172,205
International Business Machines Corp., 1.95%, 7/22/16	5,940,000	6,122,091
		9,853,986
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	1,030,000	1,015,604
MACHINERY†
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,000,000	957,790
MEDIA — 1.7%
CBS Corp., 3.375%, 3/1/22	1,530,000	1,464,686
CBS Corp., 4.85%, 7/1/42	1,240,000	1,111,366
Comcast Corp., 5.90%, 3/15/16	5,857,000	6,551,224
Comcast Corp., 6.40%, 5/15/38	3,700,000	4,400,310
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	2,630,000	2,734,145
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	3,590,000	3,682,170
Discovery Communications LLC, 5.625%, 8/15/19	2,803,000	3,202,526
Discovery Communications LLC, 3.25%, 4/1/23	500,000	471,496
DISH DBS Corp., 7.00%, 10/1/13	1,815,000	1,815,000
DISH DBS Corp., 7.125%, 2/1/16	5,130,000	5,649,412
DISH DBS Corp., 4.625%, 7/15/17	2,300,000	2,363,250
Lamar Media Corp., 9.75%, 4/1/14	3,380,000	3,523,650
NBCUniversal Media LLC, 5.15%, 4/30/20	3,950,000	4,486,864
NBCUniversal Media LLC, 4.375%, 4/1/21	5,630,000	6,072,856
NBCUniversal Media LLC, 2.875%, 1/15/23	1,350,000	1,287,006
News America, Inc., 3.00%, 9/15/22	1,070,000	1,005,029
News America, Inc., 6.90%, 8/15/39	3,110,000	3,626,506
Qwest Corp., 7.50%, 10/1/14	800,000	847,869
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,797,000	1,949,745
Time Warner Cable, Inc., 6.75%, 7/1/18	3,650,000	4,081,284
Time Warner Cable, Inc., 4.50%, 9/15/42	2,090,000	1,533,230
Time Warner, Inc., 3.15%, 7/15/15	1,390,000	1,447,570
Time Warner, Inc., 4.875%, 3/15/20	3,450,000	3,759,803
Time Warner, Inc., 3.40%, 6/15/22	590,000	574,051
Time Warner, Inc., 7.70%, 5/1/32	2,740,000	3,458,949
Time Warner, Inc., 5.375%, 10/15/41	1,120,000	1,121,122
Viacom, Inc., 4.375%, 9/15/14	3,580,000	3,696,511
Viacom, Inc., 4.50%, 3/1/21	2,500,000	2,610,922
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,577,830
Virgin Media Secured Finance plc, 6.50%, 1/15/18	4,700,000	4,905,625
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	2,430,000	2,236,562
		87,248,569
METALS AND MINING — 0.5%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	1,480,000	1,329,921
ArcelorMittal, 5.75%, 8/5/20	1,110,000	1,140,525
Barrick North America Finance LLC, 4.40%, 5/30/21	2,750,000	2,560,085
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(4)	1,170,000	1,081,232

16

	Principal Amount	Value
Newmont Mining Corp., 3.50%, 3/15/22	$ 450,000	$ 394,358
Newmont Mining Corp., 6.25%, 10/1/39	2,140,000	1,985,603
Southern Copper Corp., 5.25%, 11/8/42	1,290,000	1,046,685
Teck Resources Ltd., 5.375%, 10/1/15	1,589,000	1,712,945
Teck Resources Ltd., 3.15%, 1/15/17	2,620,000	2,690,004
Vale Overseas Ltd., 5.625%, 9/15/19	5,950,000	6,492,081
Vale Overseas Ltd., 4.625%, 9/15/20	3,510,000	3,569,754
Xstrata Canada Financial Corp., 2.85%, 11/10/14(4)	1,000,000	1,015,300
Xstrata Canada Financial Corp., 4.95%, 11/15/21(4)	2,560,000	2,565,496
		27,583,989
MULTI-UTILITIES — 1.5%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	180,000	151,300
CMS Energy Corp., 4.25%, 9/30/15	1,210,000	1,276,381
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	5,351,495
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	1,810,005
Constellation Energy Group, Inc., 5.15%, 12/1/20	2,700,000	2,928,839
Consumers Energy Co., 2.85%, 5/15/22	1,050,000	1,024,292
Consumers Energy Co., 3.375%, 8/15/23	180,000	180,117
Dominion Resources, Inc., 6.40%, 6/15/18	4,350,000	5,159,291
Dominion Resources, Inc., 2.75%, 9/15/22	1,690,000	1,582,535
Dominion Resources, Inc., 4.90%, 8/1/41	3,320,000	3,295,887
DPL, Inc., 6.50%, 10/15/16	2,520,000	2,683,800
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	1,300,000	1,601,798
Duke Energy Corp., 3.95%, 9/15/14	4,010,000	4,137,482
Duke Energy Corp., 1.625%, 8/15/17	2,120,000	2,114,081
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,697,665
Duke Energy Florida, Inc., 6.35%, 9/15/37	1,307,000	1,598,206
Edison International, 3.75%, 9/15/17	2,920,000	3,094,885
Exelon Generation Co. LLC, 5.20%, 10/1/19	3,000,000	3,290,661
Exelon Generation Co. LLC, 4.00%, 10/1/20	393,000	393,790
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,447,968
FirstEnergy Corp., 4.25%, 3/15/23	2,020,000	1,851,621
Florida Power Corp., 3.85%, 11/15/42	2,670,000	2,331,820
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,438,085
Ipalco Enterprises, Inc., 5.00%, 5/1/18	1,180,000	1,230,150
Niagara Mohawk Power Corp., 4.88%, 8/15/19(4)	1,600,000	1,791,822
Nisource Finance Corp., 4.45%, 12/1/21	1,600,000	1,655,344
Nisource Finance Corp., 5.25%, 2/15/43	240,000	231,423
Northern States Power Co., 3.40%, 8/15/42	1,580,000	1,305,533
Pacific Gas & Electric Co., 5.80%, 3/1/37	1,000,000	1,088,081
Pacific Gas & Electric Co., 4.45%, 4/15/42	1,130,000	1,028,411
PacifiCorp, 6.00%, 1/15/39	2,340,000	2,787,892
Progress Energy, Inc., 3.15%, 4/1/22	2,690,000	2,577,910
Public Service Company of Colorado, 4.75%, 8/15/41	100,000	103,330
San Diego Gas & Electric Co., 3.00%, 8/15/21	2,470,000	2,480,846
Sempra Energy, 6.50%, 6/1/16	2,090,000	2,375,621
Sempra Energy, 9.80%, 2/15/19	1,840,000	2,465,604
Sempra Energy, 2.875%, 10/1/22	1,070,000	996,215
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,089,047
Xcel Energy, Inc., 4.80%, 9/15/41	1,410,000	1,389,070
		76,038,303
MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	1,127,000	1,273,505
Macy’s Retail Holdings, Inc., 3.875%, 1/15/22	2,400,000	2,384,465
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	1,200,000	1,213,057
Target Corp., 4.00%, 7/1/42	1,570,000	1,400,341
		6,271,368

17

Principal Amount	Value

OFFICE ELECTRONICS†
Xerox Corp., 2.95%, 3/15/17	$ 1,670,000	$ 1,714,419
OIL, GAS AND CONSUMABLE FUELS — 1.9%
Anadarko Petroleum Corp., 5.95%, 9/15/16	2,650,000	2,978,322
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,808,532
Apache Corp., 2.625%, 1/15/23	2,580,000	2,370,050
Apache Corp., 4.75%, 4/15/43	1,200,000	1,140,113
BP Capital Markets plc, 2.25%, 11/1/16	4,290,000	4,420,056
BP Capital Markets plc, 4.50%, 10/1/20	1,320,000	1,428,776
Chevron Corp., 2.43%, 6/24/20	1,500,000	1,485,241
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	500,000	450,521
ConocoPhillips, 5.75%, 2/1/19	4,200,000	4,904,218
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,889,000	2,390,497
Denbury Resources, Inc., 4.625%, 7/15/23	2,770,000	2,548,400
Devon Energy Corp., 1.875%, 5/15/17	1,000,000	1,003,246
Devon Energy Corp., 5.60%, 7/15/41	1,870,000	1,918,065
EOG Resources, Inc., 5.625%, 6/1/19	1,800,000	2,100,346
EOG Resources, Inc., 4.10%, 2/1/21	2,390,000	2,534,758
FMC Technologies, Inc., 2.00%, 10/1/17	920,000	910,921
Hess Corp., 6.00%, 1/15/40	1,150,000	1,238,056
Marathon Petroleum Corp., 3.50%, 3/1/16	1,660,000	1,744,743
Newfield Exploration Co., 6.875%, 2/1/20	3,570,000	3,766,350
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,256,566
Peabody Energy Corp., 7.375%, 11/1/16	1,580,000	1,773,550
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,510,000	1,602,125
Petro-Canada, 6.80%, 5/15/38	2,340,000	2,791,026
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	4,120,000	4,302,771
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	3,830,000	3,867,967
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	4,014,000
Petroleos Mexicanos, 4.875%, 1/24/22	2,090,000	2,137,025
Petroleos Mexicanos, 3.50%, 1/30/23	200,000	182,371
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	1,832,595
Petroleos Mexicanos, 5.50%, 6/27/44	1,620,000	1,478,598
Phillips 66, 4.30%, 4/1/22	4,730,000	4,832,438
Pioneer Natural Resources Co., 3.95%, 7/15/22	3,190,000	3,211,408
Shell International Finance BV, 2.375%, 8/21/22	2,100,000	1,936,605
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,561,452
Shell International Finance BV, 4.55%, 8/12/43	1,590,000	1,572,521
Statoil ASA, 2.45%, 1/17/23	4,670,000	4,278,010
Statoil ASA, 3.95%, 5/15/43	1,060,000	943,175
Talisman Energy, Inc., 7.75%, 6/1/19	3,720,000	4,516,835
Tesoro Corp., 5.375%, 10/1/22	1,120,000	1,075,200
Total Capital SA, 2.125%, 8/10/18	2,550,000	2,576,484
		95,883,933
PAPER AND FOREST PRODUCTS — 0.2%
Domtar Corp., 4.40%, 4/1/22	3,030,000	2,930,495
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	4,910,000	5,504,365
International Paper Co., 6.00%, 11/15/41	2,370,000	2,541,401
		10,976,261
PERSONAL PRODUCTS†
Procter & Gamble Co. (The), 1.45%, 8/15/16	820,000	834,116
PHARMACEUTICALS — 0.8%
AbbVie, Inc., 1.20%, 11/6/15	1,590,000	1,596,705
AbbVie, Inc., 1.75%, 11/6/17	5,390,000	5,352,027
Actavis, Inc., 1.875%, 10/1/17	2,370,000	2,357,802
Actavis, Inc., 4.625%, 10/1/42	1,420,000	1,265,779
Bristol-Myers Squibb Co., 3.25%, 8/1/42	2,100,000	1,687,627
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,230,000	1,182,869

18

Principal Amount	Value

Merck & Co., Inc., 2.40%, 9/15/22	$ 5,330,000	$ 4,966,036
Merck & Co., Inc., 2.80%, 5/18/23	750,000	711,127
Merck & Co., Inc., 3.60%, 9/15/42	720,000	610,743
Mylan, Inc., 3.125%, 1/15/23(4)	2,840,000	2,589,370
Roche Holdings, Inc., 6.00%, 3/1/19(4)	5,447,000	6,482,131
Sanofi, 4.00%, 3/29/21	2,172,000	2,308,197
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	6,850,000	7,086,435
		38,196,848
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
American Tower Corp., 5.05%, 9/1/20	2,090,000	2,171,788
American Tower Corp., 4.70%, 3/15/22	2,370,000	2,307,607
Boston Properties LP, 5.00%, 6/1/15	1,500,000	1,600,493
BRE Properties, Inc., 3.375%, 1/15/23	2,780,000	2,587,424
DDR Corp., 4.75%, 4/15/18	5,930,000	6,408,610
Digital Realty Trust LP, 4.50%, 7/15/15	860,000	901,569
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	2,993,406
Essex Portfolio LP, 3.25%, 5/1/23	1,010,000	928,421
HCP, Inc., 3.75%, 2/1/16	4,600,000	4,846,569
Health Care REIT, Inc., 2.25%, 3/15/18	960,000	951,156
Health Care REIT, Inc., 3.75%, 3/15/23	2,590,000	2,455,781
Host Hotels & Resorts LP, 6.00%, 10/1/21	1,370,000	1,497,890
Host Hotels & Resorts LP, 3.75%, 10/15/23	2,450,000	2,273,492
Kilroy Realty LP, 3.80%, 1/15/23	5,200,000	4,893,236
ProLogis LP, 4.25%, 8/15/23	2,730,000	2,721,870
Reckson Operating Partnership LP, 6.00%, 3/31/16	1,660,000	1,804,241
Simon Property Group LP, 5.10%, 6/15/15	60,000	64,415
Simon Property Group LP, 5.75%, 12/1/15	4,410,000	4,827,724
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership LP, 7.75%, 3/15/20	3,805,000	4,502,966
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	2,960,000	3,093,579
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	3,030,000	3,182,748
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	730,000	770,236
WEA Finance LLC, 4.625%, 5/10/21(4)	2,040,000	2,156,123
		59,941,344
ROAD AND RAIL — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	4,310,000	4,476,633
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	1,480,000	1,478,211
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,780,000	2,719,024
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	2,030,000	1,853,587
CSX Corp., 4.25%, 6/1/21	1,400,000	1,488,672
Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	2,958,784
Norfolk Southern Corp., 3.25%, 12/1/21	2,000,000	1,989,046
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(4)	3,420,000	3,486,122
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(4)	630,000	630,412
Union Pacific Corp., 4.00%, 2/1/21	2,030,000	2,156,156
Union Pacific Corp., 4.75%, 9/15/41	1,020,000	1,020,306
		24,256,953
SOFTWARE — 0.2%
Intuit, Inc., 5.75%, 3/15/17	5,123,000	5,713,175
Oracle Corp., 2.50%, 10/15/22	3,880,000	3,585,465
Oracle Corp., 3.625%, 7/15/23	1,570,000	1,569,711
		10,868,351
SPECIALTY RETAIL — 0.2%
Home Depot, Inc. (The), 5.95%, 4/1/41	4,720,000	5,545,604
Staples, Inc., 4.375%, 1/12/23	2,000,000	1,931,500
United Rentals North America, Inc., 5.75%, 7/15/18	3,140,000	3,312,700
		10,789,804

19

Principal Amount	Value

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Gap, Inc. (The), 5.95%, 4/12/21	$ 1,650,000	$ 1,831,622
Hanesbrands, Inc., 6.375%, 12/15/20	1,280,000	1,385,600
L Brands, Inc., 6.90%, 7/15/17	1,830,000	2,077,050
PVH Corp., 4.50%, 12/15/22	2,670,000	2,536,500
		7,830,772
TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19	1,194,000	1,579,036
Altria Group, Inc., 2.85%, 8/9/22	5,970,000	5,480,502
Philip Morris International, Inc., 4.125%, 5/17/21	4,240,000	4,471,928
		11,531,466
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Alltel Corp., 7.875%, 7/1/32	600,000	783,968
America Movil SAB de CV, 5.00%, 3/30/20	1,200,000	1,296,599
America Movil SAB de CV, 3.125%, 7/16/22	4,460,000	4,118,078
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	4,070,000	4,133,822
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	400,000	513,256
Vodafone Group plc, 5.625%, 2/27/17	3,320,000	3,729,950
Vodafone Group plc, 2.50%, 9/26/22	1,540,000	1,370,728
		15,946,401
TOTAL CORPORATE BONDS (Cost $1,316,255,459)		1,348,457,002
Commercial Mortgage-Backed Securities(2) — 4.9%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	4,023,224	4,038,385
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	118,439	118,875
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/13	4,550,000	4,904,120
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	10,900,000	10,267,865
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41	1,389,629	1,396,897
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	4,890,000	4,901,834
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.39%, 10/1/13	3,225,807	3,257,090
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 10/1/13	9,300,000	10,007,688
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	5,498,942	5,518,207
Commercial Mortgage Trust, Series 2004-GG1, Class A7 SEQ, VRN, 5.32%, 10/1/13	5,163,417	5,213,967
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 10/1/13	10,935,000	10,991,599
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/13	8,700,000	9,000,807
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 10/1/13	4,050,000	4,217,099
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/13	11,948,171	12,186,549
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	18,096,000	18,930,642
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	14,215,000	14,852,329
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	9,192,000	9,141,439
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/13(4)	9,575,000	9,109,631

20

Principal Amount	Value

LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	$ 7,199,879	$ 7,287,717
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	8,867,682	8,929,157
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 10/11/13	7,600,000	7,725,271
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/13	2,875,000	2,985,460
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	4,435,003	4,495,393
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/13	15,000,000	16,016,685
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	3,311,684	3,314,171
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	1,702,878	1,706,311
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	13,435,417	13,856,067
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, VRN, 5.48%, 10/1/13	20,503,716	20,759,838
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	664,081	669,321
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	20,850,000	21,501,448
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $251,991,122)		247,301,862
Collateralized Mortgage Obligations(2) — 4.4%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.8%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	1,984,994	1,468,013
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	3,168,703	3,252,969
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	7,000,000	7,193,756
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.85%, 10/1/13	6,342,719	6,187,592
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	429,954	420,930
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	2,391,064	2,458,612
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.30%, 10/1/13	1,717,982	1,735,406
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.30%, 10/1/13	3,699,329	3,614,389
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	937,078	968,733
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	4,751,324	4,909,719
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,836,430	1,911,117
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	271,133	266,145
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	1,273,968	1,275,142
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.72%, 10/1/13	1,224,832	1,224,783
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.25%, 10/1/13	5,264,294	5,157,461

21

Principal Amount	Value

GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	$ 159,390	$ 159,389
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.86%, 10/1/13	3,602,215	3,566,537
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 10/1/13	11,562,171	11,522,073
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	1,311,223	1,324,975
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.25%, 10/1/13	4,913,009	5,076,514
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.78%, 10/1/13	3,616,350	3,575,051
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.69%, 10/1/13	6,176,009	5,779,774
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.89%, 10/1/13	5,815,004	5,688,708
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/13(4)	5,383,822	5,118,270
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 10/1/13	4,327,478	4,487,021
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.53%, 10/1/13	7,832,625	7,678,170
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 10/1/13	2,513,311	2,609,535
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/13	2,685,075	2,676,566
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,895,799	2,010,710
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.74%, 10/1/13	1,823,739	1,843,319
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.73%, 10/1/13	1,943,739	1,959,415
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 10/1/13	12,109,372	12,256,839
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,456,198	1,469,726
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	1,089,632	1,145,892
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	4,609,973	4,739,577
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 10/1/13	2,715,023	2,802,956
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.70%, 10/1/13	2,084,893	2,121,520
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	8,401,761	8,625,538
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	6,498,271	6,585,670
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	3,227,499	3,102,500
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	629,921	631,283
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	2,661,148	2,745,022
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.21%, 10/1/13	1,901,421	1,675,058
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.39%, 10/1/13	853,883	831,606
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	3,334,859	3,342,939

22

Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	$ 7,305,664	$ 7,621,229
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	4,382,367	4,592,944
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,913,451	1,981,928
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	4,341,587	4,437,733
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 10/1/13	4,280,398	4,238,972
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	7,875,896	8,121,825
		190,191,551
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
FHLB, Series 00-1239, Class 1, 4.81%, 8/20/15	491,490	519,984
FHLMC, Series 2684, Class FP, VRN, 0.68%, 10/15/13	6,747,578	6,755,280
FHLMC, Series 2840, Class VK, 5.50%, 7/15/15	842,918	864,193
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	1,472,260	1,630,808
FHLMC, Series 3397, Class GF, VRN, 0.68%, 10/15/13	2,926,588	2,945,416
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	9,113	10,350
FNMA, Series 2006-43, Class FM, VRN, 0.48%, 10/25/13	3,512,281	3,508,576
FNMA, Series 2007-36, Class FB, VRN, 0.58%, 10/25/13	7,008,512	7,042,766
GNMA, Series 2007-5, Class FA, VRN, 0.32%, 10/20/13	6,915,039	6,923,299
		30,200,672
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $217,870,771)		220,392,223
Sovereign Governments and Agencies — 3.8%
BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19	6,130,000	6,966,745
Brazilian Government International Bond, 4.875%, 1/22/21	2,680,000	2,891,050
		9,857,795
CANADA — 0.2%
Hydro-Quebec, 8.40%, 1/15/22	246,000	331,232
Province of Ontario Canada, 5.45%, 4/27/16	3,630,000	4,059,778
Province of Ontario Canada, 1.60%, 9/21/16	3,900,000	3,972,774
		8,363,784
CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	2,580,000	2,567,100
Chile Government International Bond, 3.625%, 10/30/42	1,500,000	1,226,250
		3,793,350
COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	5,510,000	5,702,850
ITALY†
Italy Government International Bond, 6.875%, 9/27/23	1,920,000	2,324,006
MEXICO — 0.4%
Mexico Government International Bond, 5.625%, 1/15/17	2,435,000	2,729,635
Mexico Government International Bond, MTN, 5.95%, 3/19/19	9,100,000	10,556,000
Mexico Government International Bond, 5.125%, 1/15/20	3,290,000	3,683,155
Mexico Government International Bond, 6.05%, 1/11/40	1,480,000	1,625,780
Mexico Government International Bond, MTN, 4.75%, 3/8/44	2,840,000	2,584,400
		21,178,970

23

Principal Amount	Value

NORWAY — 1.6%
Norway Government Bond, 3.75%, 5/25/21 NOK	453,000,000	$ 81,262,396
PERU — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	$ 680,000	807,500
Peruvian Government International Bond, 5.625%, 11/18/50	2,640,000	2,739,000
		3,546,500
POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15	1,260,000	1,324,638
Poland Government International Bond, 5.125%, 4/21/21	2,400,000	2,616,000
Poland Government International Bond, 3.00%, 3/17/23	2,210,000	2,029,885
		5,970,523
SOUTH KOREA — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16	3,690,000	3,914,931
Korea Development Bank (The), 3.25%, 3/9/16	3,480,000	3,632,971
Korea Development Bank (The), 4.00%, 9/9/16	2,470,000	2,640,993
		10,188,895
TURKEY†
Turkey Government International Bond, 3.25%, 3/23/23	2,450,000	2,125,375
UNITED KINGDOM — 0.8%
United Kingdom Gilt, 4.50%, 12/7/42 GBP	19,660,000	37,849,342
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	$ 1,630,000	1,304,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $193,028,368)		193,467,786
Municipal Securities — 1.4%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	1,610,000	1,635,309
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	2,100,000	2,542,680
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	1,694,000	2,089,430
California GO, (Building Bonds), 6.65%, 3/1/22	1,660,000	1,990,821
California GO, (Building Bonds), 7.55%, 4/1/39	1,325,000	1,724,766
California GO, (Building Bonds), 7.30%, 10/1/39	1,700,000	2,149,905
California GO, (Building Bonds), 7.60%, 11/1/40	1,055,000	1,384,149
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	5,602,000	4,968,918
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(5)	7,700,000	7,771,379
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	1,665,000	1,690,724
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	3,100,000	3,854,261
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	620,000	680,121
Los Angeles Unified School District GO, Series 2010 J, (Election of 2005), 5.98%, 5/1/27	1,000,000	1,149,740
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	795,000	882,450
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	2,235,000	2,659,605
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	1,470,000	1,773,188
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	2,050,000	2,236,038
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	1,680,000	2,192,602

24

Principal Amount	Value

New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	$ 1,000,000	$ 1,262,090
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	2,830,000	2,864,979
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	1,420,000	1,654,030
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	1,385,000	1,467,394
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,000,000	1,919,180
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	2,000,000	1,694,320
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	3,695,000	3,987,829
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	2,385,000	2,606,185
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	2,620,000	2,756,371
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	1,700,000	2,002,566
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	2,375,000	2,664,607
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	2,990,000	3,275,605
TOTAL MUNICIPAL SECURITIES (Cost $65,615,299)		71,531,242
U.S. Government Agency Securities — 1.0%
FHLMC, 2.375%, 1/13/22	28,300,000	27,606,876
FNMA, 6.625%, 11/15/30	17,680,000	23,696,133
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $52,069,562)		51,303,009
Asset-Backed Securities(2) — 0.5%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	3,651,619	3,692,820
CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16	18,550,000	18,534,771
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 11/15/25	3,279,000	3,033,075
TOTAL ASSET-BACKED SECURITIES (Cost $25,512,473)		25,260,666

25

Principal Amount	Value

Temporary Cash Investments — 4.5%
BNP Paribas Finance, Inc., 0.01%, 10/1/13(6)	$ 146,000,000	$ 145,999,518
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $4,526,006), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $4,438,961)		4,438,957
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $5,423,636), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $5,326,750)		5,326,749
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $5,434,047), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $5,326,751)		5,326,748

	Principal Amount/ Shares	Value
SSgA U.S. Government Money Market Fund	8,204,632	$ 8,204,632
U.S. Treasury Bills, 0.08%, 11/21/13(6)	$ 30,000,000	29,999,430
U.S. Treasury Bills, 0.08%, 11/21/13(6)	30,000,000	29,999,430
TOTAL TEMPORARY CASH INVESTMENTS (Cost $229,290,754)		229,295,464
TOTAL INVESTMENT SECURITIES — 106.6% (Cost $5,334,789,799)		5,384,367,219
OTHER ASSETS AND LIABILITIES(7) — (6.6)%		(331,951,656)
TOTAL NET ASSETS — 100.0%		$5,052,415,563

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
USD	35,670,379	GBP	22,562,623	HSBC Holdings plc	11/21/13	$(842,414)
USD	81,325,818	NOK	481,847,341	Deutsche Bank	11/21/13	1,343,201
						$500,787

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
785	U.S. Treasury 10-Year Notes	December 2013	$99,216,641	$(1,753,875)
70	U.S. Treasury Long Bonds	December 2013	9,336,250	(225,470)
316	U.S. Treasury Ultra Long Bonds	December 2013	44,901,625	(1,181,667)
			$153,454,516	$(3,161,012)

Notes to Schedule of Investments

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GBP = British Pound

GNMA = Government National Mortgage Association

GO = General Obligation

MTN = Medium Term Note

NOK = Norwegian Krone

SEQ = Sequential Payer

USD = United States Dollar

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $2,715,847.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Forward commitment. Settlement date is indicated.

(4)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $111,248,907, which represented 2.2% of total net assets.

(5)	Escrowed to maturity in U.S. government securities or state and local government securities.

(6)	The rate indicated is the yield to maturity at purchase.

(7)	Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities

SEPTEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,334,789,799)	$5,384,367,219
Foreign currency holdings, at value (cost of $181)	190
Receivable for investments sold	474,342,070
Receivable for capital shares sold	5,727,065
Receivable for variation margin on futures contracts	26,828
Unrealized gain on forward foreign currency exchange contracts	1,343,201
Interest receivable	31,220,442
5,897,027,015

Liabilities
Payable for investments purchased	827,470,116
Payable for capital shares redeemed	13,690,222
Unrealized loss on forward foreign currency exchange contracts	842,414
Accrued management fees	2,078,151
Distribution and service fees payable	211,733
Dividends payable	318,816
844,611,452

Net Assets	$5,052,415,563

Net Assets Consist of:
Capital paid in	$5,008,903,125
Distributions in excess of net investment income	(13,154,048)
Undistributed net realized gain	9,740,969
Net unrealized appreciation	46,925,517
$5,052,415,563

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$1,634,690,618	152,898,025	$10.69
Institutional Class	$2,820,685,138	263,822,520	$10.69
A Class	$441,441,688	41,282,582	$10.69*
B Class	$8,427,828	788,332	$10.69
C Class	$118,214,633	11,055,608	$10.69
R Class	$28,930,610	2,705,237	$10.69
R6 Class	$25,048	2,343	$10.69

*Maximum offering price $11.19 (net asset value divided by 0.955).

See Notes to Financial Statements.

27

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$72,218,766

Expenses:
Management fees	13,995,187
Distribution and service fees:
A Class	691,963
B Class	47,382
C Class	734,592
R Class	77,014
Trustees’ fees and expenses	170,753
Other expenses	351
15,717,242

Net investment income (loss)	56,501,524

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(27,452,041)
Futures contract transactions	5,551,057
Foreign currency transactions	1,757,473
(20,143,511)

Change in net unrealized appreciation (depreciation) on:
Investments	(182,333,320)
Futures contracts	(3,598,178)
Translation of assets and liabilities in foreign currencies	(3,385,800)
(189,317,298)

Net realized and unrealized gain (loss)	(209,460,809)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(152,959,285)

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MARCH 31, 2013
Increase (Decrease) in Net Assets	September 30, 2013	March 31, 2013
Operations
Net investment income (loss)	$56,501,524	$126,980,362
Net realized gain (loss)	(20,143,511)	79,049,094
Change in net unrealized appreciation (depreciation)	(189,317,298)	21,341,232
Net increase (decrease) in net assets resulting from operations	(152,959,285)	227,370,688

Distributions to Shareholders
From net investment income:
Investor Class	(20,676,956)	(45,728,033)
Institutional Class	(41,229,570)	(81,528,772)
A Class	(5,724,072)	(15,259,975)
B Class	(62,472)	(165,871)
C Class	(967,756)	(2,571,831)
R Class	(280,104)	(630,273)
R6 Class	(113)	—
From net realized gains:
Investor Class	—	(16,999,950)
Institutional Class	—	(29,227,374)
A Class	—	(6,264,375)
B Class	—	(97,919)
C Class	—	(1,594,625)
R Class	—	(284,909)
Decrease in net assets from distributions	(68,941,043)	(200,353,907)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(769,089,938)	696,373,074

Net increase (decrease) in net assets	(990,990,266)	723,389,855

Net Assets
Beginning of period	6,043,405,829	5,320,015,974
End of period	$5,052,415,563	$6,043,405,829

Distributions in excess of net investment income	$(13,154,048)	$(714,529)

See Notes to Financial Statements.

29

Notes to Financial Statements

SEPTEMBER 30, 2013 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

30

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

31

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the period ended September 30, 2013 was 0.60% for the Investor Class, A Class, B Class, C Class and R Class, 0.40% for the Institutional Class and 0.35% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 13% of the shares of the fund.

32

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2013 totaled $4,601,846,825, of which $4,137,930,114 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2013 totaled $5,310,377,966, of which $4,693,330,768 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2013(1)		Year ended March 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	21,493,935	$233,614,459	54,237,039	$606,077,609
Issued in reinvestment of distributions	1,778,025	19,229,712	5,124,238	57,351,307
Redeemed	(39,571,326)	(426,349,071)	(47,647,296)	(531,626,742)
	(16,299,366)	(173,504,900)	11,713,981	131,802,174
Institutional Class
Sold	49,573,427	537,328,894	115,656,322	1,293,469,694
Issued in reinvestment of distributions	3,763,412	40,687,049	9,720,380	108,776,771
Redeemed	(87,477,202)	(933,986,044)	(72,256,736)	(804,953,354)
	(34,140,363)	(355,970,101)	53,119,966	597,293,111
A Class
Sold	4,139,789	44,893,294	17,054,074	190,819,452
Issued in reinvestment of distributions	489,825	5,304,619	1,751,324	19,601,709
Redeemed	(22,318,093)	(241,133,928)	(21,202,255)	(236,489,859)
	(17,688,479)	(190,936,015)	(2,396,857)	(26,068,698)
B Class
Sold	631	6,830	32,199	358,139
Issued in reinvestment of distributions	4,740	51,271	18,537	207,442
Redeemed	(152,470)	(1,644,138)	(199,145)	(2,221,279)
	(147,099)	(1,586,037)	(148,409)	(1,655,698)
C Class
Sold	626,118	6,816,024	3,049,007	34,116,783
Issued in reinvestment of distributions	61,592	666,766	244,949	2,741,290
Redeemed	(4,818,363)	(51,918,764)	(3,813,355)	(42,509,427)
	(4,130,653)	(44,435,974)	(519,399)	(5,651,354)
R Class
Sold	405,558	4,403,649	1,372,011	15,311,391
Issued in reinvestment of distributions	25,774	278,831	81,331	910,284
Redeemed	(680,676)	(7,364,504)	(1,395,196)	(15,568,136)
	(249,344)	(2,682,024)	58,146	653,539
R6 Class			N/A
Sold	2,332	25,000
Issued in reinvestment of distributions	11	113
	2,343	25,113
Net increase (decrease)	(72,652,961)	$(769,089,938)	61,827,428	$696,373,074

(1)	July 26, 2013 (commencement of sale) through September 30, 2013 for the R6 Class.

33

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$1,570,036,981	—
U.S. Government Agency Mortgage-Backed Securities	—	1,427,320,984	—
Corporate Bonds	—	1,348,457,002	—
Commercial Mortgage-Backed Securities	—	247,301,862	—
Collateralized Mortgage Obligations	—	220,392,223	—
Sovereign Governments and Agencies	—	193,467,786	—
Municipal Securities	—	71,531,242	—
U.S. Government Agency Securities	—	51,303,009	—
Asset-Backed Securities	—	25,260,666	—
Temporary Cash Investments	$8,204,632	221,090,832	—
Total Value of Investment Securities	$8,204,632	$5,376,162,587	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$500,787	—
Futures Contracts	$(3,161,012)	—	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$(3,161,012)	$500,787	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change

34

in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund purchased and sold interest rate risk derivative instruments throughout the reporting period and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.

Value of Derivative Instruments as of September 30, 2013
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$1,343,201	Unrealized loss on forward foreign currency exchange contracts	$842,414
Interest Rate Risk	Receivable for variation margin on futures contracts *	26,828	Payable for variation margin on futures contracts *	—
		$1,370,029		$842,414
*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2013
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$1,521,597	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(3,408,167)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	5,551,057	Change in net unrealized appreciation (depreciation) on futures contracts	(3,598,178)
		$7,072,654		$(7,006,345)

35

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,335,637,838
Gross tax appreciation of investments	$119,971,513
Gross tax depreciation of investments	(71,242,132)
Net tax appreciation (depreciation) of investments	$48,729,381

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

36

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
			Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013	(3)	$11.08	0.10	(0.36)	(0.26)	(0.13)	—	(0.13)	$10.69	(2.39)%	0.60	%(4)	0.60	%(4)	1.89	%(4)	1.89	%(4)	79%	$1,634,691
2013		$11.01	0.24	0.20	0.44	(0.27)	(0.10)	(0.37)	$11.08	4.02%	0.60%		0.60%		2.11%		2.11%		115%	$1,875,447
2012		$10.70	0.33	0.51	0.84	(0.39)	(0.14)	(0.53)	$11.01	8.02%	0.61%		0.61%		2.95%		2.95%		91%	$1,733,194
2011		$10.64	0.34	0.17	0.51	(0.36)	(0.09)	(0.45)	$10.70	4.89%	0.60%		0.61%		3.13%		3.12%		65%	$2,510,294
2010		$10.29	0.37	0.39	0.76	(0.38)	(0.03)	(0.41)	$10.64	7.44%	0.58%		0.61%		3.47%		3.44%		79%	$1,850,363
2009		$10.48	0.41	(0.02)	0.39	(0.46)	(0.12)	(0.58)	$10.29	4.02%	0.62%		0.62%		3.95%		3.95%		198%	$806,163
Institutional Class
2013	(3)	$11.08	0.11	(0.36)	(0.25)	(0.14)	—	(0.14)	$10.69	(2.29)%	0.40	%(4)	0.40	%(4)	2.09	%(4)	2.09	%(4)	79%	$2,820,685
2013		$11.01	0.26	0.21	0.47	(0.30)	(0.10)	(0.40)	$11.08	4.23%	0.40%		0.40%		2.31%		2.31%		115%	$3,302,704
2012		$10.70	0.34	0.52	0.86	(0.41)	(0.14)	(0.55)	$11.01	8.23%	0.41%		0.41%		3.15%		3.15%		91%	$2,694,616
2011		$10.64	0.36	0.17	0.53	(0.38)	(0.09)	(0.47)	$10.70	5.09%	0.40%		0.41%		3.33%		3.32%		65%	$1,422,399
2010		$10.29	0.39	0.39	0.78	(0.40)	(0.03)	(0.43)	$10.64	7.66%	0.38%		0.41%		3.67%		3.64%		79%	$911,584
2009		$10.48	0.43	(0.02)	0.41	(0.48)	(0.12)	(0.60)	$10.29	4.22%	0.42%		0.42%		4.15%		4.15%		198%	$294,827

37

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
			Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013	(3)	$11.09	0.09	(0.38)	(0.29)	(0.11)	—	(0.11)	$10.69	(2.60)%	0.85	%(4)	0.85	%(4)	1.64	%(4)	1.64	%(4)	79%	$441,442
2013		$11.01	0.21	0.21	0.42	(0.24)	(0.10)	(0.34)	$11.09	3.86%	0.85%		0.85%		1.86%		1.86%		115%	$653,771
2012		$10.71	0.30	0.50	0.80	(0.36)	(0.14)	(0.50)	$11.01	7.65%	0.86%		0.86%		2.70%		2.70%		91%	$675,514
2011		$10.64	0.31	0.19	0.50	(0.34)	(0.09)	(0.43)	$10.71	4.72%	0.85%		0.86%		2.88%		2.87%		65%	$640,980
2010		$10.29	0.34	0.39	0.73	(0.35)	(0.03)	(0.38)	$10.64	7.18%	0.83%		0.86%		3.22%		3.19%		79%	$711,445
2009		$10.48	0.35	0.02	0.37	(0.44)	(0.12)	(0.56)	$10.29	3.76%	0.87%		0.87%		3.70%		3.70%		198%	$394,278
B Class
2013	(3)	$11.08	0.05	(0.37)	(0.32)	(0.07)	—	(0.07)	$10.69	(2.88)%	1.60	%(4)	1.60	%(4)	0.89	%(4)	0.89	%(4)	79%	$8,428
2013		$11.00	0.13	0.21	0.34	(0.16)	(0.10)	(0.26)	$11.08	2.99%	1.60%		1.60%		1.11%		1.11%		115%	$10,368
2012		$10.70	0.21	0.51	0.72	(0.28)	(0.14)	(0.42)	$11.00	6.94%	1.61%		1.61%		1.95%		1.95%		91%	$11,928
2011		$10.64	0.23	0.17	0.40	(0.25)	(0.09)	(0.34)	$10.70	3.85%	1.60%		1.61%		2.13%		2.12%		65%	$13,643
2010		$10.29	0.26	0.39	0.65	(0.27)	(0.03)	(0.30)	$10.64	6.38%	1.58%		1.61%		2.47%		2.44%		79%	$16,393
2009		$10.48	0.28	0.01	0.29	(0.36)	(0.12)	(0.48)	$10.29	2.98%	1.62%		1.62%		2.95%		2.95%		198%	$8,045
C Class
2013	(3)	$11.09	0.05	(0.38)	(0.33)	(0.07)	—	(0.07)	$10.69	(2.97)%	1.60	%(4)	1.60	%(4)	0.89	%(4)	0.89	%(4)	79%	$118,215
2013		$11.01	0.13	0.21	0.34	(0.16)	(0.10)	(0.26)	$11.09	3.08%	1.60%		1.60%		1.11%		1.11%		115%	$168,357
2012		$10.70	0.22	0.51	0.73	(0.28)	(0.14)	(0.42)	$11.01	6.94%	1.61%		1.61%		1.95%		1.95%		91%	$172,879
2011		$10.64	0.23	0.17	0.40	(0.25)	(0.09)	(0.34)	$10.70	3.85%	1.60%		1.61%		2.13%		2.12%		65%	$163,760
2010		$10.29	0.26	0.39	0.65	(0.27)	(0.03)	(0.30)	$10.64	6.38%	1.58%		1.61%		2.47%		2.44%		79%	$187,027
2009		$10.48	0.27	0.02	0.29	(0.36)	(0.12)	(0.48)	$10.29	2.99%	1.62%		1.62%		2.95%		2.95%		198%	$82,026

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
			Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
R Class
2013	(3)	$11.09	0.08	(0.38)	(0.30)	(0.10)	—	(0.10)	$10.69	(2.72)%	1.10	%(4)	1.10	%(4)	1.39	%(4)	1.39	%(4)	79%		$28,931
2013		$11.01	0.18	0.22	0.40	(0.22)	(0.10)	(0.32)	$11.09	3.60%	1.10%		1.10%		1.61%		1.61%		115%		$32,758
2012		$10.71	0.27	0.51	0.78	(0.34)	(0.14)	(0.48)	$11.01	7.38%	1.11%		1.11%		2.45%		2.45%		91%		$31,886
2011		$10.64	0.29	0.18	0.47	(0.31)	(0.09)	(0.40)	$10.71	4.46%	1.10%		1.11%		2.63%		2.62%		65%		$26,787
2010		$10.29	0.31	0.39	0.70	(0.32)	(0.03)	(0.35)	$10.64	6.91%	1.08%		1.11%		2.97%		2.94%		79%		$14,516
2009		$10.48	0.30	0.04	0.34	(0.41)	(0.12)	(0.53)	$10.29	3.50%	1.12%		1.12%		3.45%		3.45%		198%		$4,301
R6 Class
2013	(5)	$10.72	0.04	(0.02)	0.02	(0.05)	—	(0.05)	$10.69	0.17%	0.35	%(4)	0.35	%(4)	2.11	%(4)	2.11	%(4)	79	%(6)	$25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2013 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through September 30, 2013 (unaudited).

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2013.

See Notes to Financial Statements.

39

Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

40

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

41

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

42

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

43

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

44

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

45

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

46

Notes

47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79789 1311

SEMIANNUAL REPORT     |     SEPTEMBER 30, 2013

High-Yield Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	23
Statement of Operations	24
Statement of Changes in Net Assets	25
Notes to Financial Statements	26
Financial Highlights	34
Approval of Management Agreement	37
Additional Information	42

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

         Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Bond Yields and Stock Indices Soared Together Until September

U.S. government bond yields and stock indices traced roughly parallel upward paths during most of the six months ended September 30, 2013. The 10-year U.S. Treasury yield began the period at 1.85%, compressed in large part by the scale of the Federal Reserve’s (the Fed’s) bond-buying program ($85 billion of quantitative easing, or QE, each month).

Hints from the Fed that it might taper QE by year end sent bond yields soaring from early May to early September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before finishing the reporting period at 2.61%. Bond yields generally declined in September on weaker-than-expected economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the impending partial shutdown of the U.S. government.

Even with the September rally, bonds significantly underperformed stocks for the full reporting period. The 10-year Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market) returned –5.20% and –1.77%, respectively. By contrast, the S&P 500 Index gained 8.31% as the U.S. economy showed signs of attaining sustainable growth, fueled in part by Fed stimulus. Improvements in the housing and job markets helped trigger optimism, though their absolute numbers still fell short of pre-2008 levels.

Full recovery from 2008 remains a distant goal. Economic growth is still subpar compared with past recoveries, hampered further by the fiscal sequester and partial government shutdown. Faced with these challenges, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this uncertain environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of September 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHIX	0.52%	6.10%	10.67%(2)	7.25%(2)	5.11%(2)	9/30/97
Barclays U.S. High-Yield 2% Issuer Capped Bond Index	—	0.81%	7.14%	13.51%	8.84%	7.10%	—
Institutional Class	ACYIX	0.62%	6.31%	10.89%(2)	—	7.30%(2)	8/2/04
A Class(3) No sales charge* With sales charge*	AHYVX	0.39% -4.18%	5.84% 1.11%	10.40%(2) 9.37%(2)	6.98%(2) 6.49%(2)	7.33%(2) 6.91%(2)	3/8/02
C Class No sales charge* With sales charge*	AHDCX	0.02% -0.96%	5.05% 5.05%	9.58%(2) 9.58%(2)	6.20%(2) 6.20%(2)	6.47%(2) 6.47%(2)	12/10/01
R Class	AHYRX	0.27%	5.58%	10.13%(2)	—	6.42%(2)	7/29/05
R6 Class	AHYDX	—	—	—	—	-0.05%(1)	7/26/13

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
0.87%	0.67%	1.12%	1.87%	1.37%	0.62%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater liquidity risk and credit risk.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2013
Portfolio at a Glance
Average Duration (effective)	3.8 years
Weighted Average Life	5.4 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	94.6%
Municipal Securities	1.9%
Asset-Backed Securities	0.5%
Common Stocks	0.3%
Exchange-Traded Funds	0.1%
Preferred Stocks	—*
Temporary Cash Investments	1.2%
Other Assets and Liabilities	1.4%
*Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13		Expenses Paid During Period(1) 4/1/13 – 9/30/13	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,005.20		$4.27	0.85%
Investor Class (before waiver)	$1,000	$1,005.20	(2)	$4.27	0.85%
Institutional Class (after waiver)	$1,000	$1,006.20		$3.27	0.65%
Institutional Class (before waiver)	$1,000	$1,006.20	(2)	$3.27	0.65%
A Class (after waiver)	$1,000	$1,003.90		$5.53	1.10%
A Class (before waiver)	$1,000	$1,003.90	(2)	$5.53	1.10%
C Class (after waiver)	$1,000	$1,000.20		$9.28	1.85%
C Class (before waiver)	$1,000	$1,000.20	(2)	$9.28	1.85%
R Class (after waiver)	$1,000	$1,002.70		$6.78	1.35%
R Class (before waiver)	$1,000	$1,002.70	(2)	$6.78	1.35%
R6 Class (after waiver)	$1,000	$999.50	(3)	$1.10(4)	0.60%
R6 Class (before waiver)	$1,000	$999.50	(2)(3)	$1.10(4)	0.60%
Hypothetical
Investor Class (after waiver)	$1,000	$1,020.81		$4.31	0.85%
Investor Class (before waiver)	$1,000	$1,020.81		$4.31	0.85%
Institutional Class (after waiver)	$1,000	$1,021.81		$3.29	0.65%
Institutional Class (before waiver)	$1,000	$1,021.81		$3.29	0.65%
A Class (after waiver)	$1,000	$1,019.55		$5.57	1.10%
A Class (before waiver)	$1,000	$1,019.55		$5.57	1.10%
C Class (after waiver)	$1,000	$1,015.79		$9.35	1.85%
C Class (before waiver)	$1,000	$1,015.79		$9.35	1.85%
R Class (after waiver)	$1,000	$1,018.30		$6.83	1.35%
R Class (before waiver)	$1,000	$1,018.30		$6.83	1.35%
R6 Class (after waiver)	$1,000	$1,022.06	(5)	$3.04(5)	0.60%
R6 Class (before waiver)	$1,000	$1,022.06	(5)	$3.04(5)	0.60%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

(3)	Ending account value based on actual return from July 26, 2013 (commencement of sale) through September 30, 2013.

(4)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 67, the number of days in the period from July 26, 2013 (commencement of sale) through September 30, 2013, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5)

Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

6

Schedule of Investments

SEPTEMBER 30, 2013 (UNAUDITED)

	Principal Amount	Value
Corporate Bonds — 94.6%
AEROSPACE AND DEFENSE — 0.3%
B/E Aerospace, Inc., 5.25%, 4/1/22	$2,000,000	$ 1,995,000
AIRLINES†
United Continental Holdings, Inc., 6.375%, 6/1/18	250,000	255,625
AUTO COMPONENTS — 1.5%
Allison Transmission, Inc., 7.125%, 5/15/19(1)	700,000	747,250
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17(1)	350,000	374,504
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	500,000	517,500
Dana Holding Corp., 6.75%, 2/15/21	975,000	1,040,812
Delphi Corp., 5.875%, 5/15/19	1,725,000	1,839,281
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	750,000	841,875
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	1,450,000	1,515,250
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	241,000	263,895
TRW Automotive, Inc., 8.875%, 12/1/17(1)	500,000	528,130
UCI International, Inc., 8.625%, 2/15/19	1,250,000	1,281,250
Visteon Corp., 6.75%, 4/15/19	729,000	778,208
		9,727,955
AUTOMOBILES — 1.0%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	2,900,000	3,219,000
General Motors Co., 3.50%, 10/2/18(1)	1,750,000	1,754,375
General Motors Financial Co., Inc., 3.25%, 5/15/18(1)	1,250,000	1,218,750
Jaguar Land Rover Automotive plc, 8.125%, 5/15/21(1)	250,000	279,375
		6,471,500
BEVERAGES — 0.1%
Constellation Brands, Inc., 7.25%, 9/1/16	750,000	856,875
BUILDING PRODUCTS — 0.6%
Masco Corp., 6.125%, 10/3/16	1,000,000	1,111,250
Masco Corp., 5.95%, 3/15/22	1,200,000	1,263,000
Masonite International Corp., 8.25%, 4/15/21(1)	250,000	275,625
USG Corp., 8.375%, 10/15/18(1)	800,000	872,000
USG Corp., 7.875%, 3/30/20(1)	250,000	272,188
		3,794,063
CAPITAL MARKETS — 0.7%
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	2,500,000	2,495,000
E*TRADE Financial Corp., 6.75%, 6/1/16	250,000	267,500
E*TRADE Financial Corp., 6.00%, 11/15/17	700,000	740,250
HBOS Capital Funding No. 2 LP, VRN, 6.07%, 6/30/14(1)	1,000,000	983,750
		4,486,500
CHEMICALS — 1.3%
Ashland, Inc., 4.75%, 8/15/22	1,250,000	1,178,125
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,450,000	1,508,000
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20	1,500,000	1,507,500
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	1,000,000	982,500
Huntsman International LLC, 8.625%, 3/15/21	500,000	557,500
Ineos Finance plc, 8.375%, 2/15/19(1)	600,000	663,750
Ineos Finance plc, 7.50%, 5/1/20(1)	950,000	1,023,625
Momentive Performance Materials, Inc., 9.00%, 1/15/21	1,000,000	862,500
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	475,000	479,750
		8,763,250
COMMERCIAL BANKS — 2.2%
Barclays Bank plc, 7.625%, 11/21/22	1,000,000	993,750
KBC Bank NV, VRN, 8.00%, 1/25/18	1,200,000	1,222,500
LBG Capital No.1 plc, 7.875%, 11/1/20(1)	1,000,000	1,069,000
LBG Capital No.1 plc, VRN, 8.00%, 6/15/20(1)	1,000,000	1,048,800
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	2,750,000	2,571,250

7

	Principal Amount	Value
Regions Bank, 6.45%, 6/26/37	$2,500,000	$ 2,623,230
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/29/17	3,100,000	2,976,000
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	1,750,000	1,811,250
		14,315,780
COMMERCIAL SERVICES AND SUPPLIES — 1.4%
ACCO Brands Corp., 6.75%, 4/30/20	450,000	452,812
Brickman Group Holdings, Inc., 9.125%, 11/1/18(1)	1,100,000	1,182,500
Ceridian Corp., 8.875%, 7/15/19(1)	1,600,000	1,840,000
Clean Harbors, Inc., 5.25%, 8/1/20	1,100,000	1,094,500
Emergency Medical Services Corp., 8.125%, 6/1/19	2,250,000	2,441,250
Global A&T Electronics Ltd., 10.00%, 2/1/19(1)	250,000	214,375
Iron Mountain, Inc., 8.375%, 8/15/21	274,000	295,920
Iron Mountain, Inc., 5.75%, 8/15/24	1,500,000	1,357,500
ServiceMaster Co., 8.00%, 2/15/20	600,000	597,000
		9,475,857
COMMUNICATIONS EQUIPMENT — 1.3%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	1,001,000	850,850
Avaya, Inc., 7.00%, 4/1/19(1)	1,450,000	1,363,000
CommScope, Inc., 8.25%, 1/15/19(1)	1,250,000	1,371,875
Crown Castle International Corp., 5.25%, 1/15/23	2,500,000	2,312,500
DreamWorks Animation SKG, Inc., 6.875%, 8/15/20(1)	1,100,000	1,146,750
Nokia Oyj, 5.375%, 5/15/19	700,000	714,000
SBA Communications Corp., 5.625%, 10/1/19	1,000,000	987,500
		8,746,475
COMPUTERS AND PERIPHERALS — 0.3%
Dell, Inc., 5.875%, 6/15/19	1,250,000	1,239,268
NCR Corp., 5.00%, 7/15/22	500,000	467,500
Seagate HDD Cayman, 4.75%, 6/1/23(1)	500,000	483,750
Seagate Technology HDD Holdings, 6.80%, 10/1/16	86,000	97,610
		2,288,128
CONSTRUCTION AND ENGINEERING — 0.2%
Tutor Perini Corp., 7.625%, 11/1/18	1,000,000	1,055,000
CONSTRUCTION MATERIALS — 1.4%
Associated Materials LLC, 9.125%, 11/1/17	950,000	1,014,125
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	1,000,000	1,002,500
Building Materials Corp. of America, 6.75%, 5/1/21(1)	1,060,000	1,142,150
Covanta Holding Corp., 7.25%, 12/1/20	1,050,000	1,131,288
Headwaters, Inc., 7.625%, 4/1/19	500,000	527,500
Interline Brands, Inc., PIK, 10.00%, 11/15/18	1,100,000	1,207,250
Louisiana-Pacific Corp., 7.50%, 6/1/20	400,000	435,500
Nortek, Inc., 8.50%, 4/15/21	500,000	546,250
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	1,000,000	1,060,000
Vulcan Materials Co., 7.00%, 6/15/18	800,000	906,000
		8,972,563
CONSUMER FINANCE — 3.1%
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20(1)(2)	750,000	742,969
Caesars Entertainment Resort Properties LLC, 11.00%, 10/1/21(1)(2)	1,500,000	1,455,937
CIT Group, Inc., 4.75%, 2/15/15(1)	1,225,000	1,270,938
CIT Group, Inc., 4.25%, 8/15/17	3,500,000	3,578,750
CIT Group, Inc., 5.50%, 2/15/19(1)	1,500,000	1,582,500
CIT Group, Inc., 5.00%, 8/15/22	1,000,000	981,772
Interactive Data Corp., 10.25%, 8/1/18	250,000	278,125
National Money Mart Co., 10.375%, 12/15/16	700,000	736,750
RSI Home Products, Inc., 6.875%, 3/1/18(1)	100,000	103,750
SLM Corp., 5.50%, 1/25/23	4,250,000	3,914,080
SLM Corp., MTN, 6.00%, 1/25/17	1,000,000	1,065,000
Springleaf Finance Corp., 7.75%, 10/1/21(1)	200,000	208,500
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	500,000	520,000
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	2,250,000	2,362,500

8

Principal Amount	Value

TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	$1,000,000	$ 1,087,500
Wolverine World Wide, Inc., 6.125%, 10/15/20	250,000	260,625
		20,149,696
CONTAINERS AND PACKAGING — 1.7%
AEP Industries, Inc., 8.25%, 4/15/19	1,975,000	2,133,000
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)	1,400,000	1,505,000
Ardagh Packaging Finance plc, 9.125%, 10/15/20(1)	1,200,000	1,272,000
Ball Corp., 5.00%, 3/15/22	1,450,000	1,413,750
Ball Corp., 4.00%, 11/15/23	500,000	451,250
Berry Plastics Corp., 9.75%, 1/15/21	600,000	696,000
BWAY Holding Co., 10.00%, 6/15/18	1,000,000	1,095,000
Consolidated Container Co., 10.125%, 7/15/20(1)	350,000	376,250
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23(1)	1,100,000	1,012,000
Packaging Dynamics Corp., 8.75%, 2/1/16(1)	1,100,000	1,144,000
		11,098,250
DIVERSIFIED CONSUMER SERVICES — 0.3%
Laureate Education, Inc., 9.25%, 9/1/19(1)	750,000	813,750
Service Corp. International/US, 5.375%, 1/15/22(1)	1,000,000	956,250
		1,770,000
DIVERSIFIED FINANCIAL SERVICES — 3.7%
Ally Financial, Inc., 8.30%, 2/12/15	4,090,000	4,417,200
Ally Financial, Inc., 4.625%, 6/26/15	1,000,000	1,035,039
Ally Financial, Inc., 5.50%, 2/15/17	2,500,000	2,634,112
Ally Financial, Inc., 6.25%, 12/1/17	2,150,000	2,307,571
Ally Financial, Inc., 8.00%, 3/15/20	1,000,000	1,155,000
Ally Financial, Inc., 8.00%, 11/1/31	750,000	847,500
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	2,250,000	2,401,875
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(1)(2)	750,000	732,188
Hockey Merger Sub 2, Inc., 7.875%, 10/1/21(1)(2)	1,000,000	1,006,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	950,000	982,063
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	950,000	997,500
Serta Simmons Holdings LLC, 8.125%, 10/1/20(1)	2,300,000	2,432,250
Societe Generale SA, VRN, 5.92%, 4/5/17(1)	1,000,000	1,025,156
UBS AG, MTN, VRN, 7.25%, 2/22/17	1,000,000	1,076,525
UPCB Finance III Ltd., 6.625%, 7/1/20(1)	1,500,000	1,597,500
		24,647,729
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.4%
CenturyLink, Inc., 5.625%, 4/1/20	2,000,000	1,962,500
CenturyLink, Inc., 7.65%, 3/15/42	1,250,000	1,118,750
Cincinnati Bell, Inc., 8.75%, 3/15/18	2,000,000	2,122,500
Frontier Communications Corp., 7.125%, 3/15/19	2,275,000	2,425,719
Frontier Communications Corp., 8.50%, 4/15/20	500,000	555,000
Frontier Communications Corp., 7.125%, 1/15/23	250,000	251,875
Hughes Satellite Systems Corp., 6.50%, 6/15/19	1,000,000	1,062,500
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	2,860,000	3,074,500
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	950,000	1,018,875
Intelsat Jackson Holdings SA, 6.625%, 12/15/22(1)	500,000	498,750
Intelsat Luxembourg SA, 7.75%, 6/1/21(1)	500,000	519,375
Level 3 Financing, Inc., 10.00%, 2/1/18	1,200,000	1,290,000
Level 3 Financing, Inc., 7.00%, 6/1/20	1,000,000	1,015,000
Level 3 Financing, Inc., 8.625%, 7/15/20	3,350,000	3,676,625
Softbank Corp., 4.50%, 4/15/20(1)	1,500,000	1,441,875
Sprint Capital Corp., 6.90%, 5/1/19	2,600,000	2,684,500
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	1,021,250
Virgin Media Finance plc, 8.375%, 10/15/19	902,000	980,925
Windstream Corp., 7.875%, 11/1/17	250,000	280,000

9

Principal Amount	Value

Windstream Corp., 7.75%, 10/15/20	$1,200,000	$ 1,245,000
Windstream Corp., 6.375%, 8/1/23	1,000,000	920,000
		29,165,519
ELECTRIC UTILITIES — 0.5%
AES Corp. (The), 8.00%, 10/15/17	211,000	243,705
AES Corp. (The), 4.875%, 5/15/23	500,000	470,000
Atlantic Power Corp., 9.00%, 11/15/18	2,500,000	2,525,000
		3,238,705
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Jabil Circuit, Inc., 5.625%, 12/15/20	750,000	776,250
Sanmina Corp., 7.00%, 5/15/19(1)	2,650,000	2,802,375
Viasystems, Inc., 7.875%, 5/1/19(1)	700,000	747,250
		4,325,875
ENERGY EQUIPMENT AND SERVICES — 1.3%
Basic Energy Services, Inc., 7.75%, 2/15/19	2,200,000	2,233,000
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	1,500,000	1,443,750
Offshore Group Investment Ltd., 7.125%, 4/1/23	1,250,000	1,225,000
Pacific Drilling SA, 5.375%, 6/1/20(1)	500,000	488,750
Parker Drilling Co., 9.125%, 4/1/18	500,000	537,500
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)	1,000,000	1,090,000
Pioneer Drilling Co., 9.875%, 3/15/18	775,000	840,875
SESI LLC, 6.375%, 5/1/19	750,000	796,875
		8,655,750
FOOD AND STAPLES RETAILING — 1.3%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(1)	2,500,000	2,775,000
Rite Aid Corp., 9.25%, 3/15/20	1,700,000	1,938,000
Rite Aid Corp., 6.75%, 6/15/21(1)	1,500,000	1,565,625
SUPERVALU, Inc., 8.00%, 5/1/16	2,340,000	2,574,000
		8,852,625
FOOD PRODUCTS — 1.6%
ARAMARK Corp., 5.75%, 3/15/20(1)	700,000	710,500
Del Monte Corp., 7.625%, 2/15/19	1,800,000	1,876,500
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(1)	950,000	1,004,625
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21(1)	750,000	757,500
Michael Foods Group, Inc., 9.75%, 7/15/18	1,603,000	1,761,296
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21(1)	1,000,000	935,000
Post Holdings, Inc., 7.375%, 2/15/22	2,400,000	2,535,000
Smithfield Foods, Inc., 6.625%, 8/15/22	750,000	775,313
		10,355,734
GAS UTILITIES — 2.8%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	1,000,000	1,032,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20(1)	250,000	256,250
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20(1)	500,000	512,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(1)	1,500,000	1,417,500
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22	1,000,000	1,032,500
El Paso Corp., 7.25%, 6/1/18	700,000	788,734
Energy Transfer Equity LP, 7.50%, 10/15/20	1,200,000	1,290,000
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(1)	3,100,000	3,378,110
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	295,000	320,075
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	325,000	343,688
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.50%, 2/15/23	500,000	503,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	800,000	758,000

10

Principal Amount	Value

NGPL PipeCo LLC, 7.12%, 12/15/17(1)	$ 750,000	$ 665,625
NGPL PipeCo LLC, 9.625%, 6/1/19(1)	250,000	233,750
Regency Energy Partners LP / Regency Energy Finance Corp., 4.50%, 11/1/23(1)	1,500,000	1,365,000
Rockies Express Pipeline LLC, 3.90%, 4/15/15(1)	1,000,000	1,000,000
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21(1)	1,000,000	983,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	562,000	587,290
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23(1)	2,436,000	2,216,760
		18,685,782
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.2%
Alere, Inc., 6.50%, 6/15/20	1,250,000	1,245,313
Biomet, Inc., 6.50%, 8/1/20	2,400,000	2,490,000
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	250,000	253,750
Hologic, Inc., 6.25%, 8/1/20	250,000	261,563
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	2,402,000	2,663,217
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	650,000	685,750
		7,599,593
HEALTH CARE PROVIDERS AND SERVICES — 4.9%
Capella Healthcare, Inc., 9.25%, 7/1/17	1,100,000	1,179,750
Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	250,000	252,813
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	1,500,000	1,580,625
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	700,000	707,875
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	650,000	684,125
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	850,000	907,375
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,350,000	1,341,562
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,350,000	1,390,500
Gentiva Health Services, Inc., 11.50%, 9/1/18	1,498,000	1,561,665
HCA Holdings, Inc., 7.75%, 5/15/21	1,500,000	1,599,375
HCA, Inc., 6.50%, 2/15/16	1,350,000	1,466,437
HCA, Inc., 8.50%, 4/15/19	1,500,000	1,616,250
HCA, Inc., 7.875%, 2/15/20	210,000	226,931
HCA, Inc., 7.25%, 9/15/20	1,000,000	1,090,000
HCA, Inc., 7.50%, 2/15/22	2,250,000	2,475,000
HCA, Inc., 5.875%, 3/15/22	500,000	516,250
HCA, Inc., 7.69%, 6/15/25	2,400,000	2,469,000
Health Management Associates, Inc., 7.375%, 1/15/20	1,450,000	1,595,906
Healthsouth Corp., 8.125%, 2/15/20	700,000	765,625
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	2,950,000	3,075,375
Radiation Therapy Services, Inc., 8.875%, 1/15/17	1,200,000	1,197,000
Radiation Therapy Services, Inc., 9.875%, 4/15/17	305,000	221,125
Tenet Healthcare Corp., 8.00%, 8/1/20	1,600,000	1,700,000
Tenet Healthcare Corp., 6.00%, 10/1/20(1)	1,100,000	1,126,813
Tenet Healthcare Corp., 4.50%, 4/1/21	500,000	470,625
Universal Health Services, Inc., 7.00%, 10/1/18	1,300,000	1,381,250
		32,599,252
HOTELS, RESTAURANTS AND LEISURE — 5.2%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18	1,000,000	1,085,000
Boyd Gaming Corp., 9.125%, 12/1/18	1,600,000	1,748,000
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	2,750,000	2,798,125
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	3,400,000	1,802,000
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	2,250,000	2,077,031
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	750,000	761,250
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16	1,450,000	1,526,125
Dave & Buster’s, Inc., 11.00%, 6/1/18	700,000	777,000
DineEquity, Inc., 9.50%, 10/30/18	1,000,000	1,117,500

11

Principal Amount	Value

Fiesta Restaurant Group, Inc., 8.875%, 8/15/16	$ 250,000	$ 267,500
Graton Economic Development Authority, 9.625%, 9/1/19(1)	1,100,000	1,215,500
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21(1)(2)	100,000	100,438
Marina District Finance Co., Inc., 9.50%, 10/15/15	1,215,000	1,277,269
Marina District Finance Co., Inc., 9.875%, 8/15/18	350,000	381,500
MCE Finance Ltd., 5.00%, 2/15/21(1)	1,750,000	1,684,375
MGM Resorts International, 6.625%, 7/15/15	500,000	541,250
MGM Resorts International, 7.625%, 1/15/17	3,350,000	3,760,375
MGM Resorts International, 8.625%, 2/1/19	750,000	866,250
MGM Resorts International, 7.75%, 3/15/22	250,000	272,187
Pinnacle Entertainment, 7.50%, 4/15/21	3,100,000	3,386,750
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21(1)	1,000,000	942,500
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	950,000	1,066,375
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	800,000	780,000
Station Casinos LLC, 7.50%, 3/1/21	1,700,000	1,806,250
Wyndham Worldwide Corp., 5.625%, 3/1/21	500,000	541,090
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	1,100,000	1,240,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	750,000	757,500
		34,579,390
HOUSEHOLD DURABLES — 2.1%
Beazer Homes USA, Inc., 8.125%, 6/15/16	750,000	825,000
Beazer Homes USA, Inc., 7.25%, 2/1/23	209,000	201,685
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	750,000	738,750
KB Home, 8.00%, 3/15/20	500,000	542,500
Lennar Corp., 6.95%, 6/1/18	800,000	886,000
Lennar Corp., Series B, 5.60%, 5/31/15	500,000	530,000
Lennar Corp., Series B, 6.50%, 4/15/16	500,000	542,500
Libbey Glass, Inc., 6.875%, 5/15/20	225,000	240,750
Meritage Homes Corp., 7.00%, 4/1/22	750,000	798,750
Ryland Group, Inc. (The), 5.375%, 10/1/22	500,000	470,000
Standard Pacific Corp., 8.375%, 5/15/18	2,750,000	3,121,250
Taylor Morrison, Inc., 7.75%, 4/15/20(1)	1,079,000	1,184,202
Toll Brothers Finance Corp., 6.75%, 11/1/19	680,000	754,800
WCI Communities, Inc., 6.875%, 8/15/21(1)	2,000,000	1,925,000
William Lyon Homes, Inc., 8.50%, 11/15/20	1,000,000	1,060,000
		13,821,187
HOUSEHOLD PRODUCTS — 1.8%
American Achievement Corp., 10.875%, 4/15/16(1)	1,000,000	1,036,250
Central Garden and Pet Co., 8.25%, 3/1/18	2,220,000	2,203,350
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.50%, 5/15/18	1,250,000	1,312,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	400,000	427,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	1,000,000	1,055,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	975,000	1,077,375
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	1,450,000	1,580,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,500,000	1,513,125
Spectrum Brands Escrow Corp., 6.375%, 11/15/20(1)	600,000	627,000

12

Principal Amount	Value

Spectrum Brands, Inc., 6.75%, 3/15/20	$ 625,000	$ 667,187
YCC Holdings LLC / Yankee Finance, Inc., PIK, 10.25%, 2/15/16	500,000	512,500
		12,011,787
INDUSTRIAL CONGLOMERATES — 1.2%
Bombardier, Inc., 7.50%, 3/15/18(1)	900,000	1,014,750
Bombardier, Inc., 5.75%, 3/15/22(1)	1,000,000	997,500
Harland Clarke Holdings Corp., 9.50%, 5/15/15	330,000	331,237
Harland Clarke Holdings Corp., VRN, 6.00%, 11/15/13	250,000	249,375
HD Supply, Inc., 8.125%, 4/15/19	950,000	1,059,250
HD Supply, Inc., 7.50%, 7/15/20(1)	2,700,000	2,804,625
Milacron LLC / Mcron Finance Corp., 7.75%, 2/15/21(1)	100,000	103,750
Schaeffler Finance BV, 7.75%, 2/15/17(1)	750,000	843,750
SPX Corp., 7.625%, 12/15/14	650,000	697,125
		8,101,362
INSURANCE — 3.0%
AIG Life Holdings, Inc., 7.57%, 12/1/45(1)	500,000	560,000
Aircastle Ltd., 6.75%, 4/15/17	1,225,000	1,316,875
American International Group, Inc., VRN, 8.18%, 5/15/38	1,000,000	1,175,500
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(1)	1,250,000	1,356,250
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	1,400,000	1,230,250
Hub International Ltd., 8.125%, 10/15/18(1)	1,000,000	1,118,750
ING U.S., Inc., VRN, 5.65%, 5/15/23	750,000	688,222
International Lease Finance Corp., 5.75%, 5/15/16	2,500,000	2,663,717
International Lease Finance Corp., 8.75%, 3/15/17	2,200,000	2,535,500
International Lease Finance Corp., 6.25%, 5/15/19	1,250,000	1,318,750
International Lease Finance Corp., MTN, 6.625%, 11/15/13	1,000,000	1,005,625
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	2,400,000	2,448,000
Onex USI Aquisition Corp., 7.75%, 1/15/21(1)	500,000	502,500
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(1)	500,000	527,774
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(1)	1,000,000	1,050,194
		19,497,907
INTERNET AND CATALOG RETAIL — 0.1%
Netflix, Inc., 5.375%, 2/1/21(1)	500,000	498,750
INTERNET SOFTWARE AND SERVICES — 0.4%
Equinix, Inc., 4.875%, 4/1/20	500,000	487,500
Equinix, Inc., 7.00%, 7/15/21	500,000	534,375
IAC/InterActiveCorp, 4.75%, 12/15/22	1,000,000	925,000
VeriSign, Inc., 4.625%, 5/1/23(1)	500,000	472,500
Zayo Group LLC / Zayo Capital, Inc., 8.125%, 1/1/20	250,000	274,688
		2,694,063
IT SERVICES — 1.8%
First Data Corp., 11.25%, 3/31/16	2,480,000	2,492,400
First Data Corp., 7.375%, 6/15/19(1)	2,500,000	2,643,750
First Data Corp., 8.875%, 8/15/20(1)	1,000,000	1,107,500
First Data Corp., 8.25%, 1/15/21(1)	3,499,000	3,630,212
First Data Corp., 12.625%, 1/15/21	349,000	385,645
j2 Global, Inc., 8.00%, 8/1/20	200,000	216,000
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,250,000	1,328,125
		11,803,632
MACHINERY — 1.0%
Case New Holand, Inc., 7.875%, 12/1/17	2,200,000	2,568,500
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	950,000	1,028,375
Navistar International Corp., 8.25%, 11/1/21	1,024,000	1,041,920
Oshkosh Corp., 8.25%, 3/1/17	850,000	911,625
Oshkosh Corp., 8.50%, 3/1/20	350,000	387,625
Terex Corp., 6.50%, 4/1/20	500,000	527,500
Terex Corp., 6.00%, 5/15/21	250,000	254,063
		6,719,608

13

Principal Amount	Value

MARINE — 0.1%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	$ 250,000	$ 254,063
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.125%, 2/15/19	500,000	498,750
		752,813
MEDIA — 9.4%
AMC Entertainment, Inc., 9.75%, 12/1/20	1,000,000	1,145,000
AMC Networks, Inc., 7.75%, 7/15/21	200,000	223,500
Cablevision Systems Corp., 8.625%, 9/15/17	1,500,000	1,728,750
Cablevision Systems Corp., 5.875%, 9/15/22	1,500,000	1,477,500
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	35,000	37,144
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	2,900,000	3,077,625
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	500,000	542,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,400,000	2,232,000
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(1)(3)(4)	1,129,000	237,090
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	750,000	710,625
Cinemark USA, Inc., 5.125%, 12/15/22	600,000	565,500
Clear Channel Communications, Inc., 10.75%, 8/1/16	2,235,000	2,017,088
Clear Channel Communications, Inc., 9.00%, 3/1/21	750,000	729,375
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	375,000	386,250
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	2,375,000	2,464,062
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	270,000	275,400
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	730,000	748,250
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(1)	500,000	524,375
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16(1)	500,000	686,250
CSC Holdings LLC, 6.75%, 11/15/21	1,200,000	1,290,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	1,350,000	1,407,375
DISH DBS Corp., 7.125%, 2/1/16	2,450,000	2,698,062
DISH DBS Corp., 4.625%, 7/15/17	1,500,000	1,541,250
DISH DBS Corp., 6.75%, 6/1/21	2,450,000	2,587,812
DISH DBS Corp., 5.00%, 3/15/23	1,250,000	1,165,625
Griffey Intermediate, Inc. / Griffey Finance Sub LLC, 7.00%, 10/15/20(1)	850,000	646,000
Lamar Media Corp., 7.875%, 4/15/18	300,000	321,750
Lamar Media Corp., 5.875%, 2/1/22	1,450,000	1,457,250
Lamar Media Corp., 5.00%, 5/1/23	1,400,000	1,305,500
McClatchy Co. (The), 9.00%, 12/15/22	900,000	954,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.75%, 4/1/21(1)	250,000	266,250
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19	750,000	823,125
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	500,000	525,000
Nara Cable Funding Ltd., 8.875%, 12/1/18(1)	1,000,000	1,060,000
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	1,028,000	994,590
RR Donnelley & Sons Co., 7.25%, 5/15/18	415,000	460,650
RR Donnelley & Sons Co., 8.25%, 3/15/19	1,050,000	1,170,750
Sable International Finance Ltd., 8.75%, 2/1/20(1)	1,450,000	1,602,250
SBA Telecommunications, Inc., 8.25%, 8/15/19	650,000	705,250

14

Principal Amount	Value

SBA Telecommunications, Inc., 5.75%, 7/15/20	$ 250,000	$ 249,375
Sinclair Television Group, Inc., 8.375%, 10/15/18	1,000,000	1,100,000
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,000,000	955,000
Sinclair Television Group, Inc., 6.125%, 10/1/22	250,000	249,375
Sirius XM Radio, Inc., 4.25%, 5/15/20(1)	1,000,000	937,500
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	750,000	758,438
Sirius XM Radio, Inc., 5.75%, 8/1/21(1)	1,000,000	1,000,000
Sirius XM Radio, Inc., 5.25%, 8/15/22(1)	400,000	388,000
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	500,000	497,500
Univision Communications, Inc., 6.875%, 5/15/19(1)	2,750,000	2,956,250
Univision Communications, Inc., 8.50%, 5/15/21(1)	1,100,000	1,210,000
UPCB Finance VI Ltd., 6.875%, 1/15/22(1)	500,000	532,500
Valassis Communications, Inc., 6.625%, 2/1/21	1,000,000	992,500
Videotron Ltee, 9.125%, 4/15/18	234,000	246,578
Videotron Ltee, 5.00%, 7/15/22	1,000,000	955,000
Visant Corp., 10.00%, 10/1/17	1,700,000	1,589,500
Wind Acquisition Finance SA, 11.75%, 7/15/17(1)	2,750,000	2,925,312
Wind Acquisition Finance SA, 7.25%, 2/15/18(1)	1,200,000	1,248,000
WMG Acquisition Corp., 6.00%, 1/15/21(1)	225,000	234,563
		61,816,164
METALS AND MINING — 3.6%
AK Steel Corp., 7.625%, 5/15/20	750,000	633,750
Aleris International, Inc., 7.625%, 2/15/18	700,000	735,875
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20	2,000,000	2,065,000
ArcelorMittal, 4.25%, 8/5/15	2,000,000	2,067,500
ArcelorMittal, 5.00%, 2/25/17	2,500,000	2,612,500
ArcelorMittal, 6.125%, 6/1/18	2,500,000	2,659,375
ArcelorMittal, 7.25%, 3/1/41	2,900,000	2,682,500
Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19	500,000	550,000
FMG Resources Pty Ltd., 7.00%, 11/1/15(1)	2,250,000	2,325,937
FMG Resources Pty Ltd., 6.875%, 2/1/18(1)	1,250,000	1,310,938
FMG Resources Pty Ltd., 8.25%, 11/1/19(1)	1,200,000	1,299,000
Inmet Mining Corp., 8.75%, 6/1/20(1)	700,000	752,500
Inmet Mining Corp., 7.50%, 6/1/21(1)	250,000	257,500
Novelis, Inc., 8.375%, 12/15/17	1,000,000	1,076,250
Ryerson, Inc. / Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17	100,000	104,000
Steel Dynamics, Inc., 7.625%, 3/15/20	400,000	434,500
Steel Dynamics, Inc., 5.25%, 4/15/23(1)	1,000,000	947,500
United States Steel Corp., 7.375%, 4/1/20	500,000	516,250
Vulcan Materials Co., 6.50%, 12/1/16	500,000	552,500
		23,583,375
MULTI-UTILITIES — 2.8%
Ameren Energy Generating Co., 7.00%, 4/15/18	300,000	252,750
Calpine Corp., 7.25%, 10/15/17(1)	13,000	13,553
Calpine Corp., 7.875%, 7/31/20(1)	1,950,000	2,110,875
Calpine Corp., 7.50%, 2/15/21(1)	975,000	1,040,812
Dynegy, Inc., 5.875%, 6/1/23(1)	500,000	457,500
EDP Finance BV, 6.00%, 2/2/18(1)	1,250,000	1,296,875
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20(1)	1,000,000	1,055,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	1,976,000	2,092,090
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 12.25%, 3/1/22(1)	500,000	565,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., PIK, 11.25%, 12/1/18(1)	414,416	275,587
GenOn Energy, Inc., 9.50%, 10/15/18	2,000,000	2,260,000

15

Principal Amount	Value

Ipalco Enterprises, Inc., 5.00%, 5/1/18	$1,000,000	$ 1,042,500
NRG Energy, Inc., 7.625%, 1/15/18	2,595,000	2,886,937
NRG Energy, Inc., 7.625%, 5/15/19	2,125,000	2,252,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.25%, 11/1/15	1,750,000	48,125
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(1)	1,000,000	696,250
		18,346,354
MULTILINE RETAIL — 0.3%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	850,000	799,000
J.C. Penney Corp., Inc., 7.65%, 8/15/16	750,000	648,750
J.C. Penney Corp., Inc., 5.75%, 2/15/18	500,000	395,000
		1,842,750
OFFICE ELECTRONICS — 0.1%
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	650,000	716,625
OIL, GAS AND CONSUMABLE FUELS — 8.4%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	1,000,000	840,000
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	1,200,000	1,281,000
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,000,000	1,040,000
Antero Resources Finance Corp., 7.25%, 8/1/19	1,000,000	1,060,000
Arch Coal, Inc., 8.75%, 8/1/16	1,000,000	1,005,000
Arch Coal, Inc., 7.00%, 6/15/19	500,000	392,500
Arch Coal, Inc., 7.25%, 10/1/20	600,000	457,500
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/1/19	100,000	110,250
Chesapeake Energy Corp., 9.50%, 2/15/15	950,000	1,050,937
Chesapeake Energy Corp., 6.625%, 8/15/20	2,900,000	3,132,000
Chesapeake Energy Corp., 5.375%, 6/15/21	1,000,000	1,002,500
Chesapeake Energy Corp., 5.75%, 3/15/23	1,000,000	1,007,500
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	955,000	976,488
Concho Resources, Inc., 5.50%, 10/1/22	2,200,000	2,205,500
Concho Resources, Inc., 5.50%, 4/1/23	750,000	744,375
Consol Energy, Inc., 8.00%, 4/1/17	2,200,000	2,348,500
Continental Resources, Inc., 5.00%, 9/15/22	1,450,000	1,466,312
Denbury Resources, Inc., 8.25%, 2/15/20	1,096,000	1,208,340
Denbury Resources, Inc., 6.375%, 8/15/21	100,000	106,750
Denbury Resources, Inc., 4.625%, 7/15/23	750,000	690,000
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	500,000	557,500
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	1,200,000	1,254,000
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	3,000,000	3,390,000
EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 9/1/22	250,000	272,500
Forest Oil Corp., 7.50%, 9/15/20	1,250,000	1,250,000
Halcon Resources Corp., 8.875%, 5/15/21	1,000,000	1,030,000
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	2,725,000	2,629,625
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	1,500,000	1,558,125
MEG Energy Corp., 6.50%, 3/15/21(1)	500,000	506,250
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	500,000	520,000
Peabody Energy Corp., 7.375%, 11/1/16	500,000	561,250
Peabody Energy Corp., 6.00%, 11/15/18	2,710,000	2,716,775
Peabody Energy Corp., 6.50%, 9/15/20	350,000	346,500
QEP Resources, Inc., 5.25%, 5/1/23	250,000	234,375
Range Resources Corp., 5.75%, 6/1/21	1,000,000	1,055,000
Range Resources Corp., 5.00%, 8/15/22	1,500,000	1,458,750

16

Principal Amount	Value

Sabine Pass LNG LP, 7.50%, 11/30/16	$2,590,000	$ 2,861,950
Sabine Pass LNG LP, 6.50%, 11/1/20(1)	250,000	255,000
Samson Investment Co., 10.25%, 2/15/20(1)	1,200,000	1,278,000
SandRidge Energy, Inc., 7.50%, 3/15/21	3,000,000	3,045,000
SandRidge Energy, Inc., 7.50%, 2/15/23	100,000	99,500
SM Energy Co., 6.50%, 1/1/23	250,000	256,250
Stone Energy Corp., 8.625%, 2/1/17	750,000	796,875
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/1/18	1,044,000	1,122,300
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	600,000	643,500
Tesoro Corp., 4.25%, 10/1/17	1,000,000	1,030,000
Venoco, Inc., 8.875%, 2/15/19	1,450,000	1,468,125
WPX Energy, Inc., 5.25%, 1/15/17	1,250,000	1,325,000
		55,647,602
PAPER AND FOREST PRODUCTS — 0.3%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	500,000	522,500
Sappi Papier Holding GmbH, 6.625%, 4/15/21(1)	1,500,000	1,410,000
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	500,000	167,500
		2,100,000
PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc., 7.375%, 3/15/21	1,500,000	1,612,500
PHARMACEUTICALS — 1.3%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	1,200,000	1,242,000
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	300,000	309,000
Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	250,000	250,000
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)	650,000	676,000
Valeant Pharmaceuticals International, 6.875%, 12/1/18(1)	1,000,000	1,062,500
Valeant Pharmaceuticals International, 7.00%, 10/1/20(1)	500,000	532,500
Valeant Pharmaceuticals International, 6.375%, 10/15/20(1)	1,800,000	1,881,000
Valeant Pharmaceuticals International, 6.75%, 8/15/21(1)	250,000	261,250
Valeant Pharmaceuticals International, 7.25%, 7/15/22(1)	750,000	802,500
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	1,200,000	1,311,000
		8,327,750
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
Corrections Corp. of America, 4.125%, 4/1/20	1,350,000	1,285,875
DuPont Fabros Technology LP, 5.875%, 9/15/21(1)	250,000	251,250
Felcor Lodging LP, 6.75%, 6/1/19	500,000	530,000
Host Hotels & Resorts LP, 6.75%, 6/1/16	187,000	189,717
iStar Financial, Inc., 3.875%, 7/1/16	100,000	100,750
iStar Financial, Inc., 9.00%, 6/1/17	100,000	114,000
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	1,500,000	1,586,250
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	500,000	502,500
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	975,000	1,053,000
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership LP, 7.75%, 3/15/20	750,000	887,576
Weyerhaeuser Co., 7.375%, 3/15/32	750,000	915,859
		7,416,777
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.4%
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	800,000	858,000
CBRE Services, Inc., 5.00%, 3/15/23	1,250,000	1,178,125
Realogy Corp., 7.875%, 2/15/19(1)	750,000	823,125
		2,859,250

17

Principal Amount	Value

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	$2,730,000	$ 2,866,500
Amkor Technology, Inc., 6.375%, 10/1/22	1,000,000	960,000
Freescale Semiconductor, Inc., 10.125%, 3/15/18(1)	138,000	151,179
Freescale Semiconductor, Inc., 9.25%, 4/15/18(1)	1,050,000	1,141,875
Freescale Semiconductor, Inc., 8.05%, 2/1/20	2,250,000	2,379,375
MEMC Electronic Materials, Inc., 7.75%, 4/1/19	1,000,000	1,040,000
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	1,000,000	1,012,500
NXP BV / NXP Funding LLC, 9.75%, 8/1/18(1)	129,000	145,254
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	500,000	510,000
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	250,000	248,125
		10,454,808
SOFTWARE — 0.5%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	250,000	250,938
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	250,000	260,625
Infor US, Inc., 9.375%, 4/1/19	850,000	954,125
Nuance Communications, Inc., 5.375%, 8/15/20(1)	754,000	716,300
Sabre, Inc., 8.50%, 5/15/19(1)	750,000	813,750
		2,995,738
SPECIALTY RETAIL — 3.2%
Asbury Automotive Group, Inc., 8.375%, 11/15/20	500,000	553,750
Ashtead Capital Inc., 6.50%, 7/15/22(1)	250,000	265,625
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	1,200,000	1,308,000
Building Materials Holding Corp., 9.00%, 9/15/18(1)	1,000,000	1,025,000
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	100,000	111,250
Claire’s Stores, Inc., 7.75%, 6/1/20(1)	750,000	736,875
Hertz Corp. (The), 4.25%, 4/1/18(1)	100,000	98,750
Hertz Corp. (The), 6.75%, 4/15/19	750,000	796,875
Hertz Corp. (The), 5.875%, 10/15/20	450,000	465,750
Hertz Corp. (The), 7.375%, 1/15/21	1,550,000	1,674,000
Michaels FinCo Holdings LLC / Michaels FinCo, Inc., PIK, 7.50%, 8/1/18(1)	1,000,000	1,017,500
Michaels Stores, Inc., 7.75%, 11/1/18	500,000	540,000
Party City Holdings, Inc., 8.875%, 8/1/20(1)	1,200,000	1,296,000
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000,000	1,077,500
Petco Holdings, Inc., PIK, 8.50%, 10/15/17(1)	500,000	510,000
Rent-A-Center, Inc., 6.625%, 11/15/20	700,000	738,500
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,350,000	1,485,000
Sonic Automotive, Inc., 7.00%, 7/15/22	800,000	860,000
Sonic Automotive, Inc., 5.00%, 5/15/23	850,000	782,000
Stewart Enterprises, Inc., 6.50%, 4/15/19	600,000	639,000
Toys “R” Us Delaware, Inc., 7.375%, 9/1/16(1)	200,000	203,000
Toys “R” Us Property Co. II LLC, 8.50%, 12/1/17	900,000	947,250
United Rentals North America, Inc., 5.75%, 7/15/18	1,000,000	1,055,000
United Rentals North America, Inc., 7.375%, 5/15/20	250,000	270,625
United Rentals North America, Inc., 8.375%, 9/15/20	2,450,000	2,725,625
United Rentals North America, Inc., 7.625%, 4/15/22	250,000	273,125
		21,456,000
TEXTILES, APPAREL AND LUXURY GOODS — 2.2%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	2,200,000	2,458,500
Fifth & Pacific Cos, Inc., 10.50%, 4/15/19	100,000	109,500
Gymboree Corp., 9.125%, 12/1/18	2,450,000	2,407,125
Hanesbrands, Inc., 8.00%, 12/15/16	250,000	264,065
Hanesbrands, Inc., 6.375%, 12/15/20	2,250,000	2,435,625

18

Principal Amount	Value

L Brands, Inc., 6.90%, 7/15/17	$1,000,000	$ 1,135,000
L Brands, Inc., 7.00%, 5/1/20	500,000	555,000
L Brands, Inc., 6.625%, 4/1/21	750,000	814,687
L Brands, Inc., 5.625%, 2/15/22	2,250,000	2,317,500
Phillips-Van Heusen Corp., 7.375%, 5/15/20	200,000	219,000
Polymer Group, Inc., 7.75%, 2/1/19	1,360,000	1,460,300
PVH Corp., 4.50%, 12/15/22	500,000	475,000
		14,651,302
TRANSPORTATION INFRASTRUCTURE — 0.1%
CEVA Group plc, 8.375%, 12/1/17(1)	750,000	759,375
WIRELESS TELECOMMUNICATION SERVICES — 2.6%
Cricket Communications, Inc., 7.75%, 10/15/20	3,010,000	3,420,112
MetroPCS Wireless, Inc., 7.875%, 9/1/18	1,000,000	1,085,000
MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,250,000	1,300,000
NII Capital Corp., 7.625%, 4/1/21	500,000	357,500
NII International Telecom SCA, 7.875%, 8/15/19(1)	500,000	456,250
Sprint Communications, 6.00%, 12/1/16	3,230,000	3,431,875
Sprint Communications, 9.125%, 3/1/17	250,000	288,750
Sprint Communications, 9.00%, 11/15/18(1)	1,000,000	1,175,000
Sprint Communications, 7.00%, 3/1/20(1)	1,100,000	1,188,000
Sprint Communications, 6.00%, 11/15/22	1,750,000	1,618,750
Sprint Corp., 7.25%, 9/15/21(1)	2,000,000	2,025,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 6.49%, 2/2/16(1)	250,000	265,625
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(1)	700,000	756,000
		17,367,862
TOTAL CORPORATE BONDS (Cost $606,016,558)		624,783,812

	Principal Amount/ Shares	Value
Municipal Securities — 1.9%
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	$5,245,000	$ 3,649,471
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	3,600,000	2,471,796
Puerto Rico GO, Series 2011 A, (Public Improvement) 5.75%, 7/1/41	4,000,000	2,792,480
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	3,640,000	2,466,937
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	1,460,000	983,164
TOTAL MUNICIPAL SECURITIES (Cost $12,964,224)		12,363,848
Asset-Backed Securities(5) — 0.5%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(1)	816,914	837,337
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	1,249,779	1,299,770
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 5/15/23	1,000,000	950,000
TOTAL ASSET-BACKED SECURITIES (Cost $3,072,496)		3,087,107
Common Stocks — 0.3%
BUILDING PRODUCTS†
Nortek, Inc.(3)	650	44,662
COMMERCIAL BANKS — 0.1%
CIT Group, Inc.(3)	9,111	444,343
HEALTH CARE PROVIDERS AND SERVICES — 0.1%
Express Scripts Holding Co.(3)	10,800	667,224
MEDIA — 0.1%
Charter Communications, Inc., Class A(3)	5,213	702,504
TOTAL COMMON STOCKS (Cost $1,685,158)		1,858,733
Exchange-Traded Funds — 0.1%
iShares iBoxx $ High Yield Corporate Bond Fund (Cost $946,896)	10,600	970,536

19

	Shares	Value
Preferred Stocks†
CONSUMER FINANCE†
Ally Financial, Inc., 7.00%(1) (Cost $164,281)	175	$ 167,223
Temporary Cash Investments — 1.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $1,519,807), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $1,490,577)		1,490,576
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $1,821,226), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $1,788,691)		1,788,691
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $1,824,722), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $1,788,693)		1,788,692
SSgA U.S. Government Money Market Fund	2,754,917	2,754,917
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,822,876)		7,822,876
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $632,672,489)		651,054,135
OTHER ASSETS AND LIABILITIES — 1.4%		9,100,296
TOTAL NET ASSETS — 100.0%		$660,154,431

20

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
AUD	1,150,000	USD	1,085,761	Barclays Bank plc	11/21/13	$(16,423)
AUD	4,550,000	USD	4,216,394	Westpac Group	11/21/13	14,467
USD	2,919,790	AUD	3,150,807	Westpac Group	11/21/13	(10,018)
CAD	983,488	USD	950,000	Barclays Bank plc	11/21/13	3,596
CAD	771,848	USD	750,000	Barclays Bank plc	11/21/13	(1,612)
CAD	563,074	USD	550,000	Barclays Bank plc	11/21/13	(4,040)
CAD	2,751,575	USD	2,653,911	Deutsche Bank	11/21/13	14,034
USD	2,649,135	CAD	2,746,226	HSBC Holdings plc	11/21/13	(13,624)
CHF	1,092,096	USD	1,200,000	Barclays Bank plc	11/21/13	8,086
USD	5,747	CHF	5,368	UBS AG	11/21/13	(192)
CZK	22,403,861	USD	1,153,732	Deutsche Bank	11/21/13	26,492
CZK	15,233,824	USD	800,000	Deutsche Bank	11/21/13	2,510
USD	550,000	CZK	10,645,910	Barclays Bank plc	11/21/13	(10,821)
EUR	1,300,000	USD	1,759,719	Barclays Bank plc	11/21/13	(784)
EUR	649,712	USD	861,888	Barclays Bank plc	11/21/13	17,190
USD	862,148	EUR	649,908	Barclays Bank plc	11/21/13	(17,195)
GBP	250,000	USD	393,064	HSBC Holdings plc	11/21/13	11,508
GBP	350,000	USD	558,600	Westpac Group	11/21/13	7,800
USD	7	JPY	699	Westpac Group	11/21/13	—
KRW	1,850,672,999	USD	1,702,504	HSBC Holdings plc	11/21/13	12,506
KRW	2,409,467,003	USD	2,217,233	Westpac Group	11/21/13	15,608
USD	1,800,000	KRW	1,945,080,000	HSBC Holdings plc	11/21/13	(2,496)
NOK	6,825,710	USD	1,150,000	Barclays Bank plc	11/21/13	(16,989)
NOK	4,089,974	USD	700,000	Barclays Bank plc	11/21/13	(21,099)
NOK	11,575,005	USD	1,950,000	Deutsche Bank	11/21/13	(28,646)
USD	2,763,356	NOK	16,403,003	Deutsche Bank	11/21/13	40,595
NZD	2,200,000	USD	1,767,623	Westpac Group	11/21/13	53,384
NZD	950,000	USD	776,435	Westpac Group	11/21/13	9,909
USD	763,292	NZD	950,000	Westpac Group	11/21/13	(23,052)
SEK	8,488,870	USD	1,300,000	Barclays Bank plc	11/21/13	19,348
SEK	7,352,777	USD	1,150,000	Barclays Bank plc	11/21/13	(7,224)
USD	201,160	SEK	1,320,293	Deutsche Bank	11/21/13	(4,041)
SGD	1,562,363	USD	1,250,000	Barclays Bank plc	11/21/13	(4,553)
SGD	1,371,631	USD	1,100,000	Barclays Bank plc	11/21/13	(6,596)
SGD	4,120,318	USD	3,250,000	HSBC Holdings plc	11/21/13	34,536
USD	4,657,504	SGD	5,904,737	HSBC Holdings plc	11/21/13	(49,492)
TWD	91,024,750	USD	3,074,018	Westpac Group	11/21/13	9,924
TWD	29,911,250	USD	1,010,140	Westpac Group	11/21/13	3,261
USD	1,250,000	TWD	37,050,000	Westpac Group	11/21/13	(5,264)
USD	950,000	TWD	28,001,250	Westpac Group	11/21/13	1,310
USD	900,000	TWD	26,572,500	Westpac Group	11/21/13	(283)
						$ 61,620

21

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
221	U.S. Treasury 10-Year Notes	December 2013	$27,932,328	$(483,613)

Credit Default Swap Agreements
Counterparty/Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America N.A./CDX North America High Yield 14 Index(6)	$5,760,000	Sell*	5.00%	6/20/15	$(63,684)	$416,291	$352,607
Barclays Bank plc/CDX North America High Yield 11 Index	1,660,000	Sell*	5.00%	12/20/13	(16,756)	30,204	13,448
					$(80,440)	$446,495	$366,055

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity’s credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Notes to Schedule of Investments

AUD = Australian Dollar

CAD = Canadian Dollar

CDX = Credit Derivatives Indexes

CHF = Swiss Franc

CZK = Czech Koruna

EUR = Euro

GBP = British Pound

GO = General Obligation

JPY = Japanese Yen

KRW = South Korea Won

MTN = Medium Term Note

NOK = Norwegian Krone

NZD = New Zealand Dollar

OJSC = Open Joint Stock Company

PIK = Payment in Kind

SEK = Swedish Krona

SGD = Singapore Dollar

TWD = Taiwanese Dollar

USD = United States Dollar

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $168,752,424, which represented 25.6% of total net assets. None of these securities were considered illiquid.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Non-income producing.

(4)	Security is in default.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $498,318.

See Notes to Financial Statements.

22

Statement of Assets and Liabilities

SEPTEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $632,672,489)	$651,054,135
Deposits with broker for futures contracts	325,975
Receivable for investments sold	1,768,330
Receivable for capital shares sold	278,794
Unrealized gain on forward foreign currency exchange contracts	306,064
Swap agreements, at value (including net premiums paid (received) of $(80,440))	366,055
Dividends and interest receivable	12,104,492
666,203,845

Liabilities
Payable for investments purchased	4,469,802
Payable for capital shares redeemed	720,126
Payable for variation margin on futures contracts	10,359
Unrealized loss on forward foreign currency exchange contracts	244,444
Accrued management fees	401,942
Distribution and service fees payable	29,783
Dividends payable	172,958
6,049,414

Net Assets	$660,154,431

Net Assets Consist of:
Capital paid in	$631,185,698
Distributions in excess of net investment income	(159,310)
Undistributed net realized gain	10,721,895
Net unrealized appreciation	18,406,148
$660,154,431

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$265,754,836	43,303,931	$6.14
Institutional Class	$319,220,186	51,997,440	$6.14
A Class	$50,502,845	8,227,269	$6.14*
C Class	$22,336,599	3,638,614	$6.14
R Class	$2,307,609	375,850	$6.14
R6 Class	$32,356	5,275	$6.13
*Maximum offering price $6.43 (net asset value divided by 0.955).

See Notes to Financial Statements.

23

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$ 22,229,123
Dividends	189,907
22,419,030

Expenses:
Management fees	2,569,713
Distribution and service fees:
A Class	65,220
C Class	116,876
R Class	5,784
Trustees’ fees and expenses	19,575
Other expenses	2,472
2,779,640
Fees waived	(13,822)
2,765,818

Net investment income (loss)	19,653,212

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,384,713
Futures contract transactions	682,490
Swap agreement transactions	246,541
Foreign currency transactions	(875,976)
4,437,768

Change in net unrealized appreciation (depreciation) on:
Investments	(20,947,482)
Futures contracts	(527,963)
Swap agreements	(187,130)
Translation of assets and liabilities in foreign currencies	(76,126)
(21,738,701)

Net realized and unrealized gain (loss)	(17,300,933)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,352,279

See Notes to Financial Statements.

24

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MARCH 31, 2013
Increase (Decrease) in Net Assets	September 30, 2013	March 31, 2013
Operations
Net investment income (loss)	$ 19,653,212	$ 37,199,815
Net realized gain (loss)	4,437,768	7,297,680
Change in net unrealized appreciation (depreciation)	(21,738,701)	22,942,231
Net increase (decrease) in net assets resulting from operations	2,352,279	67,439,726

Distributions to Shareholders
From net investment income:
Investor Class	(8,785,597)	(18,364,421)
Institutional Class	(9,029,123)	(14,784,803)
A Class	(1,456,433)	(3,252,994)
C Class	(565,439)	(1,182,445)
R Class	(61,788)	(125,809)
R6 Class	(342)	—
From net realized gains:
Investor Class	—	(2,912,638)
Institutional Class	—	(2,287,266)
A Class	—	(540,080)
C Class	—	(229,657)
R Class	—	(22,705)
Decrease in net assets from distributions	(19,898,722)	(43,702,818)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(10,696,193)	88,680,342

Net increase (decrease) in net assets	(28,242,636)	112,417,250

Net Assets
Beginning of period	688,397,067	575,979,817
End of period	$660,154,431	$688,397,067

Undistributed (distributions in excess of) net investment income	$(159,310)	$86,200

See Notes to Financial Statements.

25

Notes to Financial Statements

SEPTEMBER 30, 2013 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

26

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

27

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5425% to 0.6600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The investment advisor voluntarily agreed to waive 0.05% of its management fee on all of the fund’s daily net assets in excess of $600 million from April 1, 2013 through July 31, 2013, at which time the waiver was terminated. The total amount of the waiver for each class for the period ended September 30, 2013 was $6,407, $5,820, $1,070, $479, $46 and $0 for the Investor Class, Institutional Class, A Class, C Class, R Class and R6 Class, respectively. The effective annual management fee for each class for the period ended September 30, 2013 was 0.85% for the Investor Class, A Class, C Class and R Class, 0.65% for the Institutional Class and 0.60% for the R6 Class.

28

The impact of the management fee waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the period ended September 30, 2013.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2013 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 52% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2013 were $123,760,407 and $104,409,099, respectively.

29

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2013(1)		Year ended March 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	18,277,129	$ 113,732,633	37,479,990	$ 230,292,902
Issued in reinvestment of distributions	1,299,527	8,075,149	3,163,984	19,522,539
Redeemed	(27,969,165)	(172,998,880)	(37,888,149)	(231,312,613)
	(8,392,509)	(51,191,098)	2,755,825	18,502,828
Institutional Class
Sold	7,832,288	48,664,647	16,322,719	101,445,106
Issued in reinvestment of distributions	1,427,916	8,861,609	2,663,585	16,438,293
Redeemed	(2,151,305)	(13,425,333)	(8,027,463)	(49,585,344)
	7,108,899	44,100,923	10,958,841	68,298,055
A Class
Sold	2,116,630	13,166,201	3,686,003	22,789,169
Issued in reinvestment of distributions	199,341	1,238,464	526,612	3,246,544
Redeemed	(2,759,763)	(17,215,710)	(4,188,186)	(26,016,075)
	(443,792)	(2,811,045)	24,429	19,638
C Class
Sold	601,639	3,754,367	1,143,750	7,045,774
Issued in reinvestment of distributions	64,511	400,237	144,675	893,137
Redeemed	(809,359)	(5,036,242)	(951,504)	(5,876,123)
	(143,209)	(881,638)	336,921	2,062,788
R Class
Sold	70,073	436,075	137,159	849,806
Issued in reinvestment of distributions	9,891	61,404	23,753	146,596
Redeemed	(71,421)	(443,496)	(195,511)	(1,199,369)
	8,543	53,983	(34,599)	(202,967)
R6 Class			N/A
Sold	5,219	32,340
Issued in reinvestment of distributions	56	342
	5,275	32,682
Net increase (decrease)	(1,856,793)	$ (10,696,193)	14,041,417	$ 88,680,342

(1)	July 26, 2013 (commencement of sale) through September 30, 2013 for the R6 Class.

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

30

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	—	$624,783,812	—
Municipal Securities	—	12,363,848	—
Asset-Backed Securities	—	3,087,107	—
Common Stocks	$1,858,733	—	—
Exchange-Traded Funds	970,536	—	—
Preferred Stocks	—	167,223	—
Temporary Cash Investments	2,754,917	5,067,959	—
Total Value of Investment Securities	$5,584,186	$645,469,949	—

Other Financial Instruments
Swap Agreements	—	$446,495	—
Forward Foreign Currency Exchange Contracts	—	61,620	—
Futures Contracts	$(483,613)	—	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$(483,613)	$508,115	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized

31

gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund purchased and sold interest rate risk derivative instruments throughout the reporting period and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.

Value of Derivative Instruments as of September 30, 2013
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$366,055	Swap agreements	—
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	306,064	Unrealized loss on forward foreign currency exchange contracts	$244,444
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	10,359
		$672,119		$254,803
*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2013
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$246,541	Change in net unrealized appreciation (depreciation) on swap agreements	$(187,130)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(875,976)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(76,126)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	682,490	Change in net unrealized appreciation (depreciation) on futures contracts	(527,963)
		$ 53,055		$(791,219)

32

8. Risk Factors

The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$632,708,619
Gross tax appreciation of investments	$ 29,901,213
Gross tax depreciation of investments	(11,555,697)
Net tax appreciation (depreciation) of investments	$ 18,345,516

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
			Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)		Operating Expenses (before expense waiver)(3)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013	(4)	$6.29	0.18	(0.15)	0.03	(0.18)	—	(0.18)	$6.14	0.52%	0.85	%(5)	0.85	%(5)	5.76	%(5)	5.76	%(5)	16%	$265,755
2013		$6.04	0.38	0.31	0.69	(0.38)	(0.06)	(0.44)	$6.29	11.92%	0.85%		0.85%		6.14%		6.14%		28%	$325,228
2012		$6.21	0.41	(0.09)	0.32	(0.42)	(0.07)	(0.49)	$6.04	5.56%	0.84%		0.86%		6.84%		6.82%		28%	$295,571
2011		$5.92	0.45	0.30	0.75	(0.46)	—	(0.46)	$6.21	13.23%	0.79%		0.86%		7.49%		7.42%		39%	$188,918
2010		$4.75	0.46	1.17	1.63	(0.46)	—	(0.46)	$5.92	35.43%	0.77%		0.86%		8.36%		8.27%		36%	$129,231
2009		$5.97	0.40	(1.17)	(0.77)	(0.45)	—	(0.45)	$4.75	(13.36)%	0.80%		0.87%		7.66%		7.59%		33%	$71,445
Institutional Class
2013	(4)	$6.29	0.19	(0.15)	0.04	(0.19)	—	(0.19)	$6.14	0.62%	0.65	%(5)	0.65	%(5)	5.96	%(5)	5.96	%(5)	16%	$319,220
2013		$6.04	0.39	0.32	0.71	(0.40)	(0.06)	(0.46)	$6.29	12.14%	0.65%		0.65%		6.34%		6.34%		28%	$282,497
2012		$6.21	0.42	(0.09)	0.33	(0.43)	(0.07)	(0.50)	$6.04	5.77%	0.64%		0.66%		7.04%		7.02%		28%	$204,947
2011		$5.92	0.46	0.30	0.76	(0.47)	—	(0.47)	$6.21	13.46%	0.59%		0.66%		7.69%		7.62%		39%	$144,594
2010		$4.75	0.48	1.16	1.64	(0.47)	—	(0.47)	$5.92	35.70%	0.57%		0.66%		8.56%		8.47%		36%	$88,626
2009		$5.97	0.41	(1.17)	(0.76)	(0.46)	—	(0.46)	$4.75	(13.19)%	0.60%		0.67%		7.86%		7.79%		33%	$39,655

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
			Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)		Operating Expenses (before expense waiver)(3)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013	(4)	$6.29	0.17	(0.15)	0.02	(0.17)	—	(0.17)	$6.14	0.39%	1.10	%(5)	1.10	%(5)	5.51	%(5)	5.51	%(5)	16%	$50,503
2013		$6.04	0.36	0.32	0.68	(0.37)	(0.06)	(0.43)	$6.29	11.64%	1.10%		1.10%		5.89%		5.89%		28%	$54,563
2012		$6.21	0.39	(0.09)	0.30	(0.40)	(0.07)	(0.47)	$6.04	5.30%	1.09%		1.11%		6.59%		6.57%		28%	$52,227
2011		$5.92	0.44	0.30	0.74	(0.45)	—	(0.45)	$6.21	12.95%	1.04%		1.11%		7.24%		7.17%		39%	$45,285
2010		$4.75	0.45	1.17	1.62	(0.45)	—	(0.45)	$5.92	35.10%	1.02%		1.11%		8.11%		8.02%		36%	$33,769
2009		$5.97	0.39	(1.17)	(0.78)	(0.44)	—	(0.44)	$4.75	(13.57)%	1.05%		1.12%		7.41%		7.34%		33%	$15,289
C Class
2013	(4)	$6.29	0.15	(0.15)	—	(0.15)	—	(0.15)	$6.14	0.02%	1.85	%(5)	1.85	%(5)	4.76	%(5)	4.76	%(5)	16%	$22,337
2013		$6.04	0.32	0.31	0.63	(0.32)	(0.06)	(0.38)	$6.29	10.81%	1.85%		1.85%		5.14%		5.14%		28%	$23,797
2012		$6.21	0.35	(0.09)	0.26	(0.36)	(0.07)	(0.43)	$6.04	4.51%	1.84%		1.86%		5.84%		5.82%		28%	$20,807
2011		$5.92	0.39	0.30	0.69	(0.40)	—	(0.40)	$6.21	12.12%	1.79%		1.86%		6.49%		6.42%		39%	$19,096
2010		$4.75	0.41	1.17	1.58	(0.41)	—	(0.41)	$5.92	34.11%	1.77%		1.86%		7.36%		7.27%		36%	$13,589
2009		$5.97	0.35	(1.17)	(0.82)	(0.40)	—	(0.40)	$4.75	(14.22)%	1.80%		1.87%		6.66%		6.59%		33%	$3,120
R Class
2013	(4)	$6.29	0.17	(0.15)	0.02	(0.17)	—	(0.17)	$6.14	0.27%	1.35	%(5)	1.35	%(5)	5.26	%(5)	5.26	%(5)	16%	$2,308
2013		$6.04	0.35	0.31	0.66	(0.35)	(0.06)	(0.41)	$6.29	11.37%	1.35%		1.35%		5.64%		5.64%		28%	$2,312
2012		$6.21	0.38	(0.09)	0.29	(0.39)	(0.07)	(0.46)	$6.04	5.03%	1.34%		1.36%		6.34%		6.32%		28%	$2,428
2011		$5.92	0.42	0.30	0.72	(0.43)	—	(0.43)	$6.21	12.67%	1.29%		1.36%		6.99%		6.92%		39%	$1,967
2010		$4.75	0.45	1.16	1.61	(0.44)	—	(0.44)	$5.92	34.77%	1.27%		1.36%		7.86%		7.77%		36%	$1,025
2009		$5.97	0.37	(1.16)	(0.79)	(0.43)	—	(0.43)	$4.75	(13.79)%	1.30%		1.37%		7.16%		7.09%		33%	$86

35

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
			Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)		Operating Expenses (before expense waiver)(3)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
R6 Class
2013	(6)	$6.20	0.07	(0.07)	—	(0.07)	—	(0.07)	$6.13	(0.05)%	0.60	%(5)	0.60%	(5)	6.12%	(5)	6.12%	(5)	16%	(7)	$32

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended September 30, 2013 (unaudited).

(5)	Annualized.

(6)	July 26, 2013 (commencement of sale) through September 30, 2013 (unaudited).

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2013.

See Notes to Financial Statements.

36

Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

37

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

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The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue

39

to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

40

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

41

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

43

Notes

44

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79790 1311

SEMIANNUAL REPORT     |     SEPTEMBER 30, 2013

NT Diversified Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	30
Statement of Operations	31
Statement of Changes in Net Assets	32
Notes to Financial Statements	33
Financial Highlights	40
Approval of Management Agreement	42
Additional Information	47

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Bond Yields and Stock Indices Soared Together Until September

U.S. government bond yields and stock indices traced roughly parallel upward paths during most of the six months ended September 30, 2013. The 10-year U.S. Treasury yield began the period at 1.85%, compressed in large part by the scale of the Federal Reserve’s (the Fed’s) bond-buying program ($85 billion of quantitative easing, or QE, each month).

Hints from the Fed that it might taper QE by year end sent bond yields soaring from early May to early September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before finishing the reporting period at 2.61%. Bond yields generally declined in September on weaker-than-expected economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the impending partial shutdown of the U.S. government.

Even with the September rally, bonds significantly underperformed stocks for the full reporting period. The 10-year Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market) returned –5.20% and –1.77%, respectively. By contrast, the S&P 500 Index gained 8.31% as the U.S. economy showed signs of attaining sustainable growth, fueled in part by Fed stimulus. Improvements in the housing and job markets helped trigger optimism, though their absolute numbers still fell short of pre-2008 levels.

Full recovery from 2008 remains a distant goal. Economic growth is still subpar compared with past recoveries, hampered further by the fiscal sequester and partial government shutdown. Faced with these challenges, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this uncertain environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

Performance

Total Returns as of September 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLDX	-2.40%	-2.17%	5.47%	5.74%	5/12/06
Barclays U.S. Aggregate Bond Index	—	-1.77%	-1.68%	5.41%	5.46%	—
R6 Class	ACDDX	—	—	—	0.15%(1)	7/26/13

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class	R6 Class
0.40%	0.35%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Institutional Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

SEPTEMBER 30, 2013
Portfolio at a Glance
Average Duration (effective)	5.0 years
Weighted Average Life	6.5 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	39.5%
U.S. Government Agency Mortgage-Backed Securities	26.8%
Corporate Bonds	23.7%
Collateralized Mortgage Obligations	3.6%
Commercial Mortgage-Backed Securities	3.4%
Sovereign Governments and Agencies	2.8%
Municipal Securities	1.2%
U.S. Government Agency Securities	0.9%
Asset-Backed Securities	0.4%
Temporary Cash Investments	11.0%
Other Assets and Liabilities	(13.3)%*

*Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period(1) 4/1/13 – 9/30/13	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$976.00	$1.98	0.40%
R6 Class	$1,000	$1,001.50(2)	$0.64(3)	0.35%
Hypothetical
Institutional Class	$1,000	$1,023.06	$2.03	0.40%
R6 Class	$1,000	$1,023.31(4)	$1.78(4)	0.35%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from July 26, 2013 (commencement of sale) through September 30, 2013.

(3)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 67, the number of days in the period from July 26, 2013 (commencement of sale) through September 30, 2013, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)

Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

Schedule of Investments

SEPTEMBER 30, 2013 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Securities — 39.5%
U.S. Treasury Bonds, 10.625%, 8/15/15	$ 1,580,000	$ 1,884,768
U.S. Treasury Bonds, 6.75%, 8/15/26	600,000	846,281
U.S. Treasury Bonds, 5.50%, 8/15/28	3,250,000	4,161,271
U.S. Treasury Bonds, 5.25%, 2/15/29	5,227,000	6,537,017
U.S. Treasury Bonds, 5.375%, 2/15/31	19,400,000	24,751,665
U.S. Treasury Bonds, 4.375%, 11/15/39	12,100,000	13,694,744
U.S. Treasury Bonds, 4.375%, 5/15/41	3,600,000	4,068,562
U.S. Treasury Bonds, 3.125%, 11/15/41	350,000	315,547
U.S. Treasury Bonds, 2.75%, 11/15/42	8,150,000	6,745,396
U.S. Treasury Bonds, 3.125%, 2/15/43	18,700,000	16,754,041
U.S. Treasury Bonds, 2.875%, 5/15/43	7,850,000	6,662,688
U.S. Treasury Notes, 0.50%, 10/15/13	23,000,000	23,004,485
U.S. Treasury Notes, 2.00%, 11/30/13	20,000,000	20,064,840
U.S. Treasury Notes, 0.75%, 12/15/13	10,000,000	10,014,840
U.S. Treasury Notes, 0.25%, 1/31/14	35,000,000	35,026,670
U.S. Treasury Notes, 1.25%, 3/15/14	8,000,000	8,043,904
U.S. Treasury Notes, 1.25%, 4/15/14	37,000,000	37,235,579
U.S. Treasury Notes, 0.625%, 7/15/14	22,000,000	22,092,378
U.S. Treasury Notes, 0.50%, 10/15/14	25,000,000	25,096,675
U.S. Treasury Notes, 2.25%, 1/31/15	20,000,000	20,550,780
U.S. Treasury Notes, 0.375%, 3/15/15	30,000,000	30,075,000
U.S. Treasury Notes, 0.25%, 5/31/15	25,000,000	24,997,550
U.S. Treasury Notes, 1.875%, 6/30/15	15,000,000	15,418,065
U.S. Treasury Notes, 0.25%, 7/15/15	12,000,000	11,992,968
U.S. Treasury Notes, 0.25%, 7/31/15	17,600,000	17,589,352
U.S. Treasury Notes, 0.375%, 11/15/15(1)	39,000,000	39,012,168
U.S. Treasury Notes, 2.125%, 12/31/15	3,993,000	4,148,507
U.S. Treasury Notes, 0.375%, 1/15/16	26,500,000	26,486,538
U.S. Treasury Notes, 0.50%, 6/15/16	20,000,000	19,985,940
U.S. Treasury Notes, 1.50%, 6/30/16	7,500,000	7,693,357
U.S. Treasury Notes, 1.50%, 7/31/16	18,000,000	18,459,144
U.S. Treasury Notes, 0.875%, 11/30/16	9,500,000	9,545,647
U.S. Treasury Notes, 0.875%, 1/31/17	8,100,000	8,122,145
U.S. Treasury Notes, 0.875%, 2/28/17	4,000,000	4,006,876
U.S. Treasury Notes, 0.75%, 6/30/17	13,000,000	12,900,979
U.S. Treasury Notes, 4.75%, 8/15/17	1,092,000	1,248,805
U.S. Treasury Notes, 0.75%, 10/31/17	20,500,000	20,226,140
U.S. Treasury Notes, 0.875%, 1/31/18	21,900,000	21,622,834
U.S. Treasury Notes, 2.625%, 4/30/18	8,355,000	8,868,047
U.S. Treasury Notes, 1.00%, 5/31/18	30,280,000	29,900,319
U.S. Treasury Notes, 1.375%, 6/30/18	43,070,000	43,199,555
U.S. Treasury Notes, 1.375%, 7/31/18	24,500,000	24,550,715
U.S. Treasury Notes, 1.375%, 9/30/18	2,200,000	2,199,054
U.S. Treasury Notes, 1.375%, 11/30/18	23,500,000	23,435,751
U.S. Treasury Notes, 1.75%, 5/15/23	33,950,000	31,474,026
TOTAL U.S. TREASURY SECURITIES (Cost $749,265,104)		744,711,613
U.S. Government Agency Mortgage-Backed Securities(2) — 26.8%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.3%
FHLMC, VRN, 1.75%, 10/15/13	1,682,438	1,690,164
FHLMC, VRN, 1.85%, 10/15/13	2,927,359	2,956,406

	Principal Amount	Value
FHLMC, VRN, 1.97%, 10/15/13	$ 2,148,207	$ 2,182,051
FHLMC, VRN, 1.98%, 10/15/13	2,298,552	2,334,490
FHLMC, VRN, 2.07%, 10/15/13	4,667,366	4,679,692
FHLMC, VRN, 2.36%, 10/15/13	4,978,950	4,883,642
FHLMC, VRN, 2.37%, 10/15/13	6,581,483	6,445,225
FHLMC, VRN, 2.43%, 10/15/13	1,739,358	1,843,588
FHLMC, VRN, 2.58%, 10/15/13	530,807	551,597
FHLMC, VRN, 2.89%, 10/15/13	1,403,451	1,418,694
FHLMC, VRN, 3.23%, 10/15/13	738,553	778,367
FHLMC, VRN, 3.28%, 10/15/13	2,875,687	2,978,706
FHLMC, VRN, 3.56%, 10/15/13	672,418	711,610
FHLMC, VRN, 3.76%, 10/15/13	644,424	675,475
FHLMC, VRN, 3.80%, 10/15/13	1,654,138	1,734,549
FHLMC, VRN, 4.05%, 10/15/13	1,035,644	1,092,556
FHLMC, VRN, 4.36%, 10/15/13	3,909,219	4,058,226
FHLMC, VRN, 5.18%, 10/15/13	1,237,695	1,292,486
FHLMC, VRN, 5.20%, 10/15/13	1,385,512	1,466,683
FHLMC, VRN, 5.40%, 10/15/13	1,089,110	1,145,466
FHLMC, VRN, 5.79%, 10/15/13	3,349,709	3,490,722
FHLMC, VRN, 5.95%, 10/15/13	3,231,736	3,432,948
FHLMC, VRN, 6.13%, 10/15/13	998,609	1,060,115
FNMA, VRN, 2.70%, 10/25/13	2,324,279	2,332,976
FNMA, VRN, 3.09%, 10/25/13	680,654	706,280
FNMA, VRN, 3.31%, 10/25/13	574,215	591,232
FNMA, VRN, 3.36%, 10/25/13	812,695	865,291
FNMA, VRN, 3.81%, 10/25/13	1,051,504	1,104,809
FNMA, VRN, 3.93%, 10/25/13	1,448,498	1,525,107
FNMA, VRN, 5.39%, 10/25/13	1,750,701	1,887,653
FNMA, VRN, 6.03%, 10/25/13	300,095	327,356
		62,244,162
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 23.5%
FHLMC, 7.00%, 11/1/13	12	12
FHLMC, 7.00%, 6/1/14	239	243
FHLMC, 6.50%, 6/1/16	3,119	3,264
FHLMC, 6.50%, 6/1/16	1,551	1,640
FHLMC, 5.00%, 4/1/19	1,364,322	1,448,296
FHLMC, 7.00%, 9/1/27	606	689
FHLMC, 6.50%, 1/1/28	934	1,056
FHLMC, 7.00%, 2/1/28	160	180
FHLMC, 6.50%, 3/1/29	5,456	6,092
FHLMC, 6.50%, 6/1/29	4,886	5,488
FHLMC, 7.00%, 8/1/29	545	618
FHLMC, 6.50%, 5/1/31	121	134
FHLMC, 6.50%, 5/1/31	3,125	3,511
FHLMC, 6.50%, 6/1/31	77	85
FHLMC, 6.50%, 6/1/31	89	99
FHLMC, 6.50%, 6/1/31	371	411
FHLMC, 5.50%, 12/1/33	77,443	85,214
FHLMC, 6.00%, 2/1/38	895,839	976,050
FHLMC, 5.50%, 4/1/38	499,636	541,315
FHLMC, 6.00%, 5/1/38	859,105	933,949
FHLMC, 6.00%, 8/1/38	66,672	72,901
FHLMC, 5.50%, 9/1/38	2,328,074	2,518,281
FHLMC, 4.00%, 4/1/41	6,799,871	7,145,170
FHLMC, 6.50%, 7/1/47	12,390	13,285
FNMA, 3.00%, 11/13/13(3)	13,000,000	12,672,969
FNMA, 3.50%, 11/13/13(3)	58,000,000	58,915,313
FNMA, 4.00%, 11/13/13(3)	55,400,000	57,918,972
FNMA, 4.50%, 11/13/13(3)	25,000,000	26,636,719
FNMA, 5.00%, 11/13/13(3)	49,000,000	53,004,231
FNMA, 5.50%, 11/13/13(3)	25,000,000	27,210,945
FNMA, 6.00%, 12/1/13	108	109
FNMA, 6.00%, 1/1/14	73	73
FNMA, 6.00%, 2/1/14	118	119
FNMA, 6.00%, 4/1/14	292	295
FNMA, 5.50%, 12/1/16	14,356	15,146
FNMA, 5.50%, 12/1/16	3,487	3,676
FNMA, 6.50%, 1/1/26	3,901	4,517
FNMA, 7.00%, 12/1/27	697	786
FNMA, 6.50%, 1/1/28	562	622
FNMA, 7.50%, 4/1/28	2,668	3,043
FNMA, 7.00%, 5/1/28	2,574	2,765

Principal Amount	Value

FNMA, 7.00%, 6/1/28	$ 179	$ 201
FNMA, 6.50%, 1/1/29	879	1,000
FNMA, 6.50%, 4/1/29	2,567	2,868
FNMA, 7.00%, 7/1/29	3,060	3,468
FNMA, 7.50%, 7/1/29	7,293	8,364
FNMA, 7.50%, 9/1/30	1,921	2,284
FNMA, 5.00%, 7/1/31	6,217,989	6,880,000
FNMA, 7.00%, 9/1/31	10,067	11,397
FNMA, 6.50%, 1/1/32	5,703	6,678
FNMA, 6.50%, 8/1/32	14,448	16,214
FNMA, 5.50%, 6/1/33	42,122	45,972
FNMA, 5.50%, 7/1/33	285,459	312,282
FNMA, 5.50%, 8/1/33	103,049	112,689
FNMA, 5.50%, 9/1/33	133,796	146,716
FNMA, 5.00%, 11/1/33	571,803	623,111
FNMA, 6.00%, 12/1/33	2,063,016	2,286,828
FNMA, 5.50%, 1/1/34	126,630	138,485
FNMA, 5.50%, 12/1/34	363,890	396,755
FNMA, 4.50%, 1/1/35	417,352	447,854
FNMA, 5.00%, 8/1/35	257,930	279,567
FNMA, 5.00%, 2/1/36	2,057,635	2,234,619
FNMA, 5.50%, 7/1/36	151,148	164,706
FNMA, 5.50%, 2/1/37	62,336	67,948
FNMA, 6.00%, 4/1/37	541,522	598,592
FNMA, 6.00%, 7/1/37	1,615,375	1,783,659
FNMA, 6.00%, 8/1/37	1,159,293	1,273,497
FNMA, 6.50%, 8/1/37	122,263	132,114
FNMA, 6.00%, 9/1/37	1,231,801	1,346,592
FNMA, 6.00%, 11/1/37	485,116	530,859
FNMA, 5.50%, 2/1/38	3,010,116	3,284,283
FNMA, 5.50%, 2/1/38	479,910	522,958
FNMA, 5.50%, 6/1/38	895,482	978,368
FNMA, 5.00%, 1/1/39	612,159	662,460
FNMA, 4.50%, 2/1/39	1,330,622	1,422,666
FNMA, 5.50%, 3/1/39	2,660,027	2,898,632
FNMA, 4.50%, 4/1/39	873,247	941,416
FNMA, 4.50%, 5/1/39	2,207,548	2,394,968
FNMA, 6.50%, 5/1/39	569,999	630,959
FNMA, 4.50%, 6/1/39	9,643,786	10,383,091
FNMA, 4.50%, 6/1/39	1,618,301	1,739,255
FNMA, 5.00%, 8/1/39	1,327,663	1,452,199
FNMA, 4.50%, 9/1/39	3,516,631	3,795,520
FNMA, 4.50%, 10/1/39	3,390,915	3,662,180
FNMA, 5.00%, 4/1/40	4,564,427	4,951,353
FNMA, 4.00%, 10/1/40	3,198,537	3,359,271
FNMA, 4.50%, 11/1/40	2,981,316	3,204,059
FNMA, 4.50%, 4/1/41	8,475,575	9,103,087
FNMA, 4.00%, 5/1/41	5,484,942	5,765,167
FNMA, 4.50%, 7/1/41	6,742,890	7,242,341
FNMA, 4.00%, 8/1/41	5,701,722	5,983,616
FNMA, 4.50%, 9/1/41	3,279,748	3,514,153
FNMA, 3.50%, 10/1/41	4,476,667	4,572,338
FNMA, 4.00%, 1/1/42	4,130,685	4,335,501
FNMA, 3.50%, 5/1/42	3,555,609	3,627,301
FNMA, 3.50%, 6/1/42	3,292,597	3,360,060
FNMA, 3.50%, 9/1/42	7,014,445	7,155,992
FNMA, 6.50%, 8/1/47	29,349	31,601
FNMA, 6.50%, 8/1/47	23,753	25,602
FNMA, 6.50%, 9/1/47	99,783	107,400
FNMA, 6.50%, 9/1/47	3,053	3,288
FNMA, 6.50%, 9/1/47	9,035	9,732
FNMA, 6.50%, 9/1/47	27,826	29,948
FNMA, 6.50%, 9/1/47	8,764	9,430
GNMA, 3.50%, 10/21/13(3)	10,000,000	10,275,000
GNMA, 4.00%, 10/21/13(3)	16,000,000	16,872,501
GNMA, 7.00%, 11/15/22	1,701	1,887
GNMA, 7.00%, 4/20/26	578	676
GNMA, 7.50%, 8/15/26	1,169	1,400
GNMA, 8.00%, 8/15/26	582	658
GNMA, 7.50%, 5/15/27	1,032	1,173
GNMA, 8.00%, 6/15/27	1,423	1,501
GNMA, 7.50%, 11/15/27	226	235
GNMA, 7.00%, 2/15/28	498	511
GNMA, 7.50%, 2/15/28	444	458
GNMA, 6.50%, 3/15/28	1,519	1,705
GNMA, 7.00%, 4/15/28	258	260
GNMA, 6.50%, 5/15/28	4,115	4,623
GNMA, 7.00%, 12/15/28	820	861
GNMA, 7.00%, 5/15/31	5,482	6,491
GNMA, 6.00%, 7/15/33	1,517,172	1,696,967
GNMA, 4.50%, 8/15/33	1,849,712	2,008,056
GNMA, 5.00%, 3/20/36	265,669	291,576
GNMA, 5.00%, 4/20/36	558,288	611,379
GNMA, 5.00%, 5/20/36	851,443	934,494
GNMA, 5.50%, 1/15/39	1,731,248	1,960,848
GNMA, 6.00%, 1/20/39	129,238	142,111
GNMA, 6.00%, 2/20/39	739,305	818,096
GNMA, 4.50%, 6/15/39	5,311,293	5,763,305
GNMA, 5.50%, 9/15/39	261,683	288,229
GNMA, 5.00%, 10/15/39	2,748,475	3,028,060
GNMA, 4.50%, 1/15/40	3,354,296	3,622,898
GNMA, 4.00%, 11/20/40	7,491,077	7,948,983
GNMA, 4.00%, 12/15/40	2,647,504	2,820,332
GNMA, 4.50%, 6/15/41	1,627,718	1,776,586

Principal Amount	Value

GNMA, 4.50%, 7/20/41	$ 3,484,241	$ 3,759,622
GNMA, 3.50%, 6/20/42	866,414	894,645
GNMA, 3.50%, 7/20/42	5,709,932	5,896,138
		442,596,062
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $502,386,557)		504,840,224
Corporate Bonds — 23.7%
AEROSPACE AND DEFENSE — 0.3%
L-3 Communications Corp., 5.20%, 10/15/19	60,000	65,300
L-3 Communications Corp., 4.75%, 7/15/20	520,000	545,563
Lockheed Martin Corp., 7.65%, 5/1/16	220,000	257,501
Lockheed Martin Corp., 4.25%, 11/15/19	1,100,000	1,197,472
Raytheon Co., 2.50%, 12/15/22	560,000	514,727
United Technologies Corp., 6.125%, 2/1/19	410,000	489,794
United Technologies Corp., 3.10%, 6/1/22	330,000	325,378
United Technologies Corp., 6.05%, 6/1/36	230,000	272,350
United Technologies Corp., 5.70%, 4/15/40	1,420,000	1,627,437
United Technologies Corp., 4.50%, 6/1/42	600,000	585,062
		5,880,584
AUTOMOBILES — 0.7%
American Honda Finance Corp., 2.50%, 9/21/15(4)	1,090,000	1,125,528
American Honda Finance Corp., 1.50%, 9/11/17(4)	930,000	920,143
Daimler Finance North America LLC, 1.30%, 7/31/15(4)	900,000	904,449
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	950,000	980,144
Ford Motor Co., 4.75%, 1/15/43	240,000	214,963
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	730,000	790,493
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	2,630,000	2,888,458
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,150,000	1,434,865
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	980,000	1,091,502
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(4)	1,800,000	1,807,546
Volkswagen International Finance NV, 1.625%, 3/22/15(4)	570,000	577,562
		12,735,653
BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	2,270,000	2,860,157
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	900,000	1,036,176
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	2,380,000	2,206,988
Coca-Cola Co. (The), 1.80%, 9/1/16	770,000	792,316
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	410,000	425,734
Pernod-Ricard SA, 2.95%, 1/15/17(4)	810,000	841,141
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	1,000,000	1,028,375
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)	1,050,000	1,060,643
		10,251,530
BIOTECHNOLOGY — 0.2%
Amgen, Inc., 2.125%, 5/15/17	680,000	690,816
Amgen, Inc., 5.85%, 6/1/17	400,000	456,836
Amgen, Inc., 4.10%, 6/15/21	810,000	838,569
Amgen, Inc., 5.375%, 5/15/43	950,000	949,535
Celgene Corp., 3.25%, 8/15/22	480,000	456,205
Gilead Sciences, Inc., 4.40%, 12/1/21	1,070,000	1,148,525
		4,540,486
CAPITAL MARKETS — 0.2%
Ameriprise Financial, Inc., 5.30%, 3/15/20	350,000	398,495
Ameriprise Financial, Inc., 4.00%, 10/15/23	1,040,000	1,054,817
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	1,830,000	2,137,102
Jefferies Group LLC, 5.125%, 1/20/23	180,000	181,819
Jefferies Group, Inc., 5.125%, 4/13/18	510,000	549,903
		4,322,136
CHEMICALS — 0.4%
Ashland, Inc., 4.75%, 8/15/22	400,000	377,000

Principal Amount	Value

Dow Chemical Co. (The), 2.50%, 2/15/16	$ 890,000	$ 919,957
Dow Chemical Co. (The), 4.25%, 11/15/20	880,000	922,261
Eastman Chemical Co., 2.40%, 6/1/17	810,000	822,529
Eastman Chemical Co., 3.60%, 8/15/22	1,370,000	1,335,701
Ecolab, Inc., 3.00%, 12/8/16	450,000	472,447
Ecolab, Inc., 4.35%, 12/8/21	1,090,000	1,150,856
LYB International Finance BV, 4.00%, 7/15/23	320,000	318,019
LyondellBasell Industries NV, 5.00%, 4/15/19	1,380,000	1,521,239
		7,840,009
COMMERCIAL BANKS — 1.7%
Bank of America N.A., 5.30%, 3/15/17	1,500,000	1,654,722
Bank of America N.A., 6.00%, 10/15/36	650,000	730,833
Bank of Montreal, MTN, 1.45%, 4/9/18	780,000	763,225
Bank of Nova Scotia, 2.55%, 1/12/17	900,000	933,309
Barclays Bank plc, 5.14%, 10/14/20	600,000	627,817
BB&T Corp., MTN, 5.70%, 4/30/14	250,000	257,747
BB&T Corp., MTN, 3.20%, 3/15/16	390,000	409,002
BB&T Corp., MTN, 2.05%, 6/19/18	570,000	568,473
Capital One Financial Corp., 2.15%, 3/23/15	700,000	711,572
Capital One Financial Corp., 1.00%, 11/6/15	450,000	448,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	1,270,000	1,274,291
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22	480,000	461,601
HBOS plc, MTN, 6.75%, 5/21/18(4)	470,000	524,713
HSBC Bank plc, 3.50%, 6/28/15(4)	880,000	921,100
ING Bank NV, 2.00%, 9/25/15(4)	420,000	425,955
Intesa Sanpaolo SpA, 3.875%, 1/16/18	310,000	305,118
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	2,070,000	2,309,919
KFW, 4.125%, 10/15/14	690,000	717,610
KFW, 2.00%, 6/1/16	2,920,000	3,026,253
KFW, 2.00%, 10/4/22	2,630,000	2,452,315
Northern Trust Co. (The), MTN, 6.50%, 8/15/18	430,000	517,528
PNC Funding Corp., 3.625%, 2/8/15	420,000	436,178
PNC Funding Corp., 4.375%, 8/11/20	230,000	247,437
Regions Bank, 7.50%, 5/15/18	670,000	789,672
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	1,300,000	1,388,990
Standard Chartered plc, 5.20%, 1/26/24(4)	830,000	835,930
SunTrust Banks, Inc., 3.60%, 4/15/16	196,000	207,089
Toronto-Dominion Bank (The), 2.375%, 10/19/16	1,160,000	1,200,947
Toronto-Dominion Bank (The), MTN, 2.50%, 7/14/16	460,000	478,474
U.S. Bancorp., 3.44%, 2/1/16	450,000	470,641
U.S. Bancorp., MTN, 3.00%, 3/15/22	650,000	635,396
U.S. Bancorp., MTN, 2.95%, 7/15/22	290,000	273,456
Wachovia Bank N.A., 4.80%, 11/1/14	228,000	238,383
Wachovia Bank N.A., 5.00%, 8/15/15	250,000	268,417
Wachovia Bank N.A., 5.85%, 2/1/37	890,000	996,334
Wachovia Bank N.A., MTN, 5.60%, 3/15/16	500,000	552,688
Wells Fargo & Co., 3.68%, 6/15/16	560,000	597,337
Wells Fargo & Co., 5.625%, 12/11/17	190,000	218,530
Wells Fargo & Co., MTN, 2.10%, 5/8/17	1,020,000	1,042,438
Wells Fargo & Co., MTN, 4.60%, 4/1/21	1,405,000	1,528,629
		32,448,069
COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Republic Services, Inc., 3.80%, 5/15/18	270,000	287,885
Republic Services, Inc., 3.55%, 6/1/22	1,410,000	1,379,370
Waste Management, Inc., 2.60%, 9/1/16	860,000	889,561
Waste Management, Inc., 4.75%, 6/30/20	830,000	902,342
		3,459,158

Principal Amount	Value

COMMUNICATIONS EQUIPMENT — 0.2%
Apple, Inc., 1.00%, 5/3/18	$ 920,000	$ 887,372
Apple, Inc., 2.40%, 5/3/23	1,240,000	1,125,302
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	830,000	819,221
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	650,000	587,515
Cisco Systems, Inc., 5.90%, 2/15/39	300,000	349,167
Crown Castle International Corp., 5.25%, 1/15/23	440,000	407,000
		4,175,577
COMPUTERS AND PERIPHERALS — 0.2%
Dell, Inc., 2.30%, 9/10/15	480,000	480,306
Dell, Inc., 3.10%, 4/1/16	180,000	180,177
Hewlett-Packard Co., 4.30%, 6/1/21	1,250,000	1,216,759
Hewlett-Packard Co., 4.65%, 12/9/21	710,000	698,725
Seagate HDD Cayman, 4.75%, 6/1/23(4)	1,360,000	1,315,800
		3,891,767
CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	600,000	586,670
CONSUMER FINANCE — 0.6%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	1,450,000	1,683,285
American Express Co., 1.55%, 5/22/18	1,530,000	1,497,667
American Express Credit Corp., 1.30%, 7/29/16	520,000	523,591
American Express Credit Corp., MTN, 2.75%, 9/15/15	330,000	342,649
American Express Credit Corp., MTN, 2.375%, 3/24/17	1,470,000	1,518,459
Discover Bank, 2.00%, 2/21/18	1,700,000	1,664,223
Equifax, Inc., 3.30%, 12/15/22	800,000	752,103
HSBC Bank USA N.A., 5.875%, 11/1/34	420,000	453,325
John Deere Capital Corp., MTN, 3.15%, 10/15/21	370,000	369,821
PNC Bank N.A., 6.00%, 12/7/17	860,000	996,824
PNC Bank N.A., 3.80%, 7/25/23	800,000	784,743
SLM Corp., MTN, 5.00%, 10/1/13	640,000	640,000
SLM Corp., MTN, 6.25%, 1/25/16	360,000	384,750
		11,611,440
CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20	840,000	912,450
Ball Corp., 4.00%, 11/15/23	600,000	541,500
		1,453,950
DIVERSIFIED CONSUMER SERVICES — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17	225,000	220,407
Catholic Health Initiatives, 2.95%, 11/1/22	710,000	661,058
Johns Hopkins University, 4.08%, 7/1/53	260,000	235,380
		1,116,845
DIVERSIFIED FINANCIAL SERVICES — 4.3%
Bank of America Corp., 4.50%, 4/1/15	1,560,000	1,638,983
Bank of America Corp., 3.75%, 7/12/16	960,000	1,018,186
Bank of America Corp., 6.50%, 8/1/16	1,050,000	1,191,011
Bank of America Corp., 5.75%, 12/1/17	3,465,000	3,913,180
Bank of America Corp., 5.625%, 7/1/20	2,320,000	2,603,866
Bank of America Corp., 5.70%, 1/24/22	1,730,000	1,936,463
Bank of America Corp., 4.10%, 7/24/23	660,000	657,499
BNP Paribas SA, MTN, 2.70%, 8/20/18	720,000	729,226
Citigroup, Inc., 4.75%, 5/19/15	100,000	105,879
Citigroup, Inc., 4.45%, 1/10/17	3,200,000	3,468,029
Citigroup, Inc., 5.50%, 2/15/17	910,000	997,294
Citigroup, Inc., 6.125%, 11/21/17	3,860,000	4,443,837
Citigroup, Inc., 1.75%, 5/1/18	2,050,000	1,990,829
Citigroup, Inc., 2.50%, 9/26/18	1,250,000	1,244,786
Citigroup, Inc., 4.50%, 1/14/22	1,970,000	2,068,973
Citigroup, Inc., 4.05%, 7/30/22	400,000	389,353
Deutsche Bank AG, VRN, 4.30%, 5/24/23	830,000	751,377
General Electric Capital Corp., 2.25%, 11/9/15	710,000	729,357

Principal Amount	Value

General Electric Capital Corp., MTN, 5.00%, 1/8/16	$ 1,000,000	$ 1,087,398
General Electric Capital Corp., MTN, 5.625%, 9/15/17	2,050,000	2,338,427
General Electric Capital Corp., MTN, 6.00%, 8/7/19	5,490,000	6,398,738
General Electric Capital Corp., MTN, 4.65%, 10/17/21	2,880,000	3,075,572
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	840,000	883,887
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	2,850,000	3,225,345
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	550,000	546,763
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	1,760,000	1,776,500
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	3,790,000	4,210,307
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	700,000	732,666
Goldman Sachs Group, Inc. (The), MTN, 3.70%, 8/1/15	520,000	542,793
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	1,940,000	2,140,495
HSBC Holdings plc, 5.10%, 4/5/21	1,530,000	1,688,575
HSBC Holdings plc, 4.00%, 3/30/22	290,000	295,721
JPMorgan Chase & Co., 6.00%, 1/15/18	400,000	459,854
JPMorgan Chase & Co., 4.625%, 5/10/21	2,860,000	3,054,002
JPMorgan Chase & Co., 3.25%, 9/23/22	3,180,000	3,006,999
Morgan Stanley, 4.75%, 3/22/17	1,830,000	1,977,983
Morgan Stanley, 5.75%, 1/25/21	450,000	500,467
Morgan Stanley, 4.875%, 11/1/22	240,000	240,658
Morgan Stanley, 3.75%, 2/25/23	2,600,000	2,512,455
Morgan Stanley, MTN, 6.00%, 4/28/15	1,000,000	1,073,328
Morgan Stanley, MTN, 6.625%, 4/1/18	3,170,000	3,684,580
Morgan Stanley, MTN, 5.625%, 9/23/19	1,160,000	1,296,452
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	560,000	566,341
Syngenta Finance NV, 3.125%, 3/28/22	510,000	499,484
UBS AG (Stamford Branch), 5.875%, 12/20/17	2,191,000	2,532,417
Union Bank N.A., 2.625%, 9/26/18	600,000	606,870
		80,833,205
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc., 3.875%, 8/15/21	1,780,000	1,806,285
AT&T, Inc., 2.625%, 12/1/22	2,450,000	2,201,234
AT&T, Inc., 6.55%, 2/15/39	1,240,000	1,382,528
AT&T, Inc., 4.30%, 12/15/42	950,000	793,852
British Telecommunications plc, 5.95%, 1/15/18	1,470,000	1,686,699
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	620,000	646,350
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	2,900,000	2,945,101
Orange SA, 4.375%, 7/8/14	540,000	554,517
Telecom Italia Capital SA, 7.00%, 6/4/18	525,000	579,161
Telefonica Emisiones SAU, 5.88%, 7/15/19	400,000	434,355
Telefonica Emisiones SAU, 5.46%, 2/16/21	580,000	595,544
Verizon Communications, Inc., 3.65%, 9/14/18	3,270,000	3,450,239
Verizon Communications, Inc., 4.50%, 9/15/20	820,000	873,472
Verizon Communications, Inc., 5.15%, 9/15/23	1,630,000	1,751,179
Verizon Communications, Inc., 6.40%, 9/15/33	1,570,000	1,748,402
Verizon Communications, Inc., 7.35%, 4/1/39	300,000	367,617
Verizon Communications, Inc., 4.75%, 11/1/41	700,000	627,353
Verizon Communications, Inc., 6.55%, 9/15/43	640,000	724,951
Windstream Corp., 7.875%, 11/1/17	230,000	257,600
		23,426,439
ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	43,000	49,665
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	690,000	784,875
Jabil Circuit, Inc., 5.625%, 12/15/20	190,000	196,650
		981,525

Principal Amount	Value

ENERGY EQUIPMENT AND SERVICES — 0.3%
Ensco plc, 3.25%, 3/15/16	$ 540,000	$ 564,097
Ensco plc, 4.70%, 3/15/21	1,650,000	1,754,698
Pride International, Inc., 6.875%, 8/15/20	100,000	119,381
Transocean, Inc., 5.05%, 12/15/16	280,000	307,150
Transocean, Inc., 2.50%, 10/15/17	1,040,000	1,043,981
Transocean, Inc., 6.50%, 11/15/20	300,000	335,462
Transocean, Inc., 6.375%, 12/15/21	230,000	256,164
Weatherford International Ltd., 9.625%, 3/1/19	400,000	504,262
		4,885,195
FOOD AND STAPLES RETAILING — 0.5%
CVS Caremark Corp., 2.75%, 12/1/22	1,345,000	1,245,773
Kroger Co. (The), 6.40%, 8/15/17	530,000	611,430
Kroger Co. (The), 5.15%, 8/1/43	410,000	402,733
Safeway, Inc., 4.75%, 12/1/21	660,000	664,099
Wal-Mart Stores, Inc., 2.55%, 4/11/23	1,050,000	973,301
Wal-Mart Stores, Inc., 5.875%, 4/5/27	235,000	284,564
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	462,552
Wal-Mart Stores, Inc., 4.875%, 7/8/40	970,000	987,023
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,010,000	1,141,930
Walgreen Co., 1.80%, 9/15/17	430,000	431,967
Walgreen Co., 3.10%, 9/15/22	1,470,000	1,386,454
		8,591,826
FOOD PRODUCTS — 0.3%
Kellogg Co., 4.45%, 5/30/16	320,000	348,791
Kraft Foods Group, Inc., 6.125%, 8/23/18	414,000	487,451
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,330,000	1,322,306
Mondelez International, Inc., 6.50%, 2/9/40	1,490,000	1,754,582
Tyson Foods, Inc., 6.60%, 4/1/16	300,000	336,608
Tyson Foods, Inc., 4.50%, 6/15/22	720,000	748,901
		4,998,639
GAS UTILITIES — 1.2%
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	300,000	283,500
El Paso Corp., 7.25%, 6/1/18	710,000	800,002
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	1,160,000	1,340,107
Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	627,005
Enbridge Energy Partners LP, 5.20%, 3/15/20	220,000	238,033
Energy Transfer Partners LP, 4.15%, 10/1/20	1,220,000	1,256,075
Energy Transfer Partners LP, 5.20%, 2/1/22	340,000	358,159
Energy Transfer Partners LP, 3.60%, 2/1/23	1,170,000	1,092,422
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	444,782
Enterprise Products Operating LLC, 3.70%, 6/1/15	420,000	439,373
Enterprise Products Operating LLC, 6.30%, 9/15/17	520,000	602,157
Enterprise Products Operating LLC, 5.20%, 9/1/20	780,000	869,526
Enterprise Products Operating LLC, 4.85%, 3/15/44	930,000	870,010
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	1,190,000	1,325,109
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	210,000	249,080
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	550,000	605,013
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	2,290,000	2,256,644
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	1,260,000	1,372,427
Magellan Midstream Partners LP, 6.55%, 7/15/19	640,000	765,043
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	940,000	890,650
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	270,000	285,959

Principal Amount	Value

Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	$ 1,490,000	$ 1,475,014
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	1,070,000	998,070
TransCanada PipeLines Ltd., 2.50%, 8/1/22	880,000	811,313
Williams Cos., Inc. (The), 3.70%, 1/15/23	630,000	570,306
Williams Partners LP, 4.125%, 11/15/20	1,050,000	1,064,732
		21,890,511
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	680,000	665,140
Medtronic, Inc., 2.75%, 4/1/23	900,000	847,489
		1,512,629
HEALTH CARE PROVIDERS AND SERVICES — 0.5%
Aetna, Inc., 2.75%, 11/15/22	670,000	619,792
Express Scripts Holding Co., 2.65%, 2/15/17	2,950,000	3,044,255
Express Scripts Holding Co., 7.25%, 6/15/19	980,000	1,200,712
HCA, Inc., 7.875%, 2/15/20	920,000	994,175
NYU Hospitals Center, 4.43%, 7/1/42	400,000	331,000
UnitedHealth Group, Inc., 2.875%, 3/15/23	830,000	782,992
UnitedHealth Group, Inc., 4.25%, 3/15/43	700,000	639,834
Universal Health Services, Inc., 7.125%, 6/30/16	630,000	706,387
WellPoint, Inc., 3.125%, 5/15/22	970,000	923,153
WellPoint, Inc., 3.30%, 1/15/23	280,000	264,564
		9,506,864
HOTELS, RESTAURANTS AND LEISURE — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	920,000	897,000
Wyndham Worldwide Corp., 2.95%, 3/1/17	600,000	616,314
		1,513,314
HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc., 3.625%, 2/15/18	1,040,000	1,028,300
D.R. Horton, Inc., 5.75%, 8/15/23	650,000	656,094
Lennar Corp., 4.75%, 12/15/17	600,000	619,500
Mohawk Industries, Inc., 3.85%, 2/1/23	520,000	497,753
Toll Brothers Finance Corp., 6.75%, 11/1/19	720,000	799,200
		3,600,847
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	360,000	359,100
General Electric Co., 5.25%, 12/6/17	900,000	1,025,499
General Electric Co., 2.70%, 10/9/22	590,000	557,858
General Electric Co., 4.125%, 10/9/42	850,000	783,390
		2,725,847
INSURANCE — 1.2%
Allstate Corp. (The), 4.50%, 6/15/43	480,000	467,087
American International Group, Inc., 6.40%, 12/15/20	1,880,000	2,219,398
American International Group, Inc., 4.875%, 6/1/22	2,290,000	2,461,935
American International Group, Inc., MTN, 5.85%, 1/16/18	1,410,000	1,606,660
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	655,000	702,563
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	430,000	418,593
Berkshire Hathaway, Inc., 3.75%, 8/15/21	190,000	197,927
Berkshire Hathaway, Inc., 4.50%, 2/11/43	1,000,000	935,383
Genworth Holdings, Inc., 7.20%, 2/15/21	230,000	265,417
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	430,000	476,613
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	390,000	427,749
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	280,000	314,778
ING U.S., Inc., 5.50%, 7/15/22	710,000	765,975
ING U.S., Inc., 5.70%, 7/15/43(4)	900,000	896,368
ING U.S., Inc., VRN, 5.65%, 5/15/23	200,000	183,526
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)	440,000	455,950

Principal Amount	Value

Liberty Mutual Group, Inc., 6.50%, 5/1/42(4)	$ 330,000	$ 357,270
Lincoln National Corp., 6.25%, 2/15/20	780,000	908,844
Markel Corp., 4.90%, 7/1/22	1,100,000	1,156,885
Markel Corp., 3.625%, 3/30/23	350,000	333,407
MetLife, Inc., 6.75%, 6/1/16	520,000	596,375
MetLife, Inc., 1.76%, 12/15/17	470,000	467,090
MetLife, Inc., 4.125%, 8/13/42	450,000	397,171
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)	1,120,000	1,058,341
Principal Financial Group, Inc., 3.30%, 9/15/22	330,000	321,324
Prudential Financial, Inc., MTN, 7.375%, 6/15/19	660,000	818,424
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	730,000	824,923
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	183,576
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	1,160,000	1,242,802
Travelers Cos., Inc. (The), 4.60%, 8/1/43	620,000	615,197
WR Berkley Corp., 4.625%, 3/15/22	750,000	776,956
		22,854,507
INTERNET SOFTWARE AND SERVICES†
IAC/InterActiveCorp, 4.75%, 12/15/22	370,000	342,250
IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	550,000	558,662
Fidelity National Information Services, Inc., 3.50%, 4/15/23	600,000	541,018
International Business Machines Corp., 1.95%, 7/22/16	1,750,000	1,803,646
International Business Machines Corp., 3.375%, 8/1/23	1,100,000	1,088,000
		3,991,326
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	330,000	325,388
MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,043,991
Deere & Co., 5.375%, 10/16/29	530,000	595,652
		1,639,643
MEDIA — 1.5%
CBS Corp., 3.375%, 3/1/22	900,000	861,580
CBS Corp., 4.85%, 7/1/42	360,000	322,655
Comcast Corp., 5.90%, 3/15/16	600,000	671,117
Comcast Corp., 3.125%, 7/15/22	1,720,000	1,679,584
Comcast Corp., 6.40%, 5/15/38	350,000	416,246
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	560,000	582,176
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	2,000,000	2,051,348
Discovery Communications LLC, 5.625%, 8/15/19	640,000	731,222
Discovery Communications LLC, 3.25%, 4/1/23	770,000	726,103
DISH DBS Corp., 7.00%, 10/1/13	200,000	200,000
DISH DBS Corp., 7.125%, 2/1/16	1,040,000	1,145,300
DISH DBS Corp., 4.625%, 7/15/17	500,000	513,750
Lamar Media Corp., 9.75%, 4/1/14	420,000	437,850
NBCUniversal Media LLC, 5.15%, 4/30/20	670,000	761,063
NBCUniversal Media LLC, 4.375%, 4/1/21	2,430,000	2,621,144
NBCUniversal Media LLC, 2.875%, 1/15/23	1,490,000	1,420,474
News America, Inc., 3.00%, 9/15/22	1,490,000	1,399,526
News America, Inc., 6.90%, 8/15/39	710,000	827,916
Omnicom Group, Inc., 3.625%, 5/1/22	240,000	230,696
Qwest Corp., 7.50%, 10/1/14	120,000	127,180
SBA Telecommunications, Inc., 8.25%, 8/15/19	260,000	282,100
Time Warner Cable, Inc., 6.75%, 7/1/18	640,000	715,622
Time Warner Cable, Inc., 4.50%, 9/15/42	1,340,000	983,028
Time Warner, Inc., 3.15%, 7/15/15	540,000	562,365
Time Warner, Inc., 4.875%, 3/15/20	1,790,000	1,950,738

Principal Amount	Value

Time Warner, Inc., 3.40%, 6/15/22	$ 330,000	$ 321,079
Time Warner, Inc., 7.70%, 5/1/32	440,000	555,452
Time Warner, Inc., 5.375%, 10/15/41	650,000	650,651
Viacom, Inc., 4.375%, 9/15/14	640,000	660,829
Viacom, Inc., 4.50%, 3/1/21	1,140,000	1,190,581
Viacom, Inc., 3.125%, 6/15/22	560,000	522,831
Virgin Media Secured Finance plc, 6.50%, 1/15/18	900,000	939,375
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	710,000	653,481
		27,715,062
METALS AND MINING — 0.4%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	320,000	287,550
ArcelorMittal, 5.75%, 8/5/20	355,000	364,762
Barrick North America Finance LLC, 4.40%, 5/30/21	670,000	623,730
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	500,000	497,271
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(4)	320,000	295,722
Newmont Mining Corp., 3.50%, 3/15/22	260,000	227,851
Newmont Mining Corp., 6.25%, 10/1/39	290,000	269,077
Southern Copper Corp., 5.25%, 11/8/42	340,000	275,871
Teck Resources Ltd., 5.375%, 10/1/15	210,000	226,380
Teck Resources Ltd., 3.15%, 1/15/17	460,000	472,291
Vale Overseas Ltd., 5.625%, 9/15/19	1,205,000	1,314,783
Vale Overseas Ltd., 4.625%, 9/15/20	1,720,000	1,749,281
Xstrata Canada Financial Corp., 2.85%, 11/10/14(4)	1,000,000	1,015,300
Xstrata Canada Financial Corp., 4.95%, 11/15/21(4)	650,000	651,396
		8,271,265
MULTI-UTILITIES — 1.1%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	300,000	252,166
CMS Energy Corp., 4.25%, 9/30/15	290,000	305,909
CMS Energy Corp., 8.75%, 6/15/19	890,000	1,144,911
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	520,000	463,646
Constellation Energy Group, Inc., 5.15%, 12/1/20	750,000	813,566
Consumers Energy Co., 2.85%, 5/15/22	230,000	224,369
Consumers Energy Co., 3.375%, 8/15/23	700,000	700,456
Dominion Resources, Inc., 6.40%, 6/15/18	810,000	960,695
Dominion Resources, Inc., 2.75%, 9/15/22	540,000	505,662
Dominion Resources, Inc., 4.90%, 8/1/41	1,560,000	1,548,670
DPL, Inc., 6.50%, 10/15/16	830,000	883,950
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	400,000	492,861
Duke Energy Corp., 3.95%, 9/15/14	260,000	268,266
Duke Energy Corp., 1.625%, 8/15/17	500,000	498,604
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,255,429
Duke Energy Florida, Inc., 6.35%, 9/15/37	263,000	321,598
Edison International, 3.75%, 9/15/17	390,000	413,358
Exelon Generation Co. LLC, 5.20%, 10/1/19	330,000	361,973
Exelon Generation Co. LLC, 4.00%, 10/1/20	680,000	681,367
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	393,157
FirstEnergy Corp., 4.25%, 3/15/23	550,000	504,154
Florida Power Corp., 3.85%, 11/15/42	1,410,000	1,231,411
Georgia Power Co., 4.30%, 3/15/42	410,000	370,827
Ipalco Enterprises, Inc., 5.00%, 5/1/18	210,000	218,925
Niagara Mohawk Power Corp., 4.88%, 8/15/19(4)	200,000	223,978
Nisource Finance Corp., 4.45%, 12/1/21	510,000	527,641
Nisource Finance Corp., 5.25%, 2/15/43	290,000	279,636
Northern States Power Co., 3.40%, 8/15/42	320,000	264,412
Pacific Gas & Electric Co., 5.80%, 3/1/37	491,000	534,248

Principal Amount	Value

Pacific Gas & Electric Co., 4.45%, 4/15/42	$ 250,000	$ 227,524
PacifiCorp, 6.00%, 1/15/39	710,000	845,899
Progress Energy, Inc., 3.15%, 4/1/22	320,000	306,666
Public Service Company of Colorado, 4.75%, 8/15/41	190,000	196,328
San Diego Gas & Electric Co., 3.00%, 8/15/21	390,000	391,712
Sempra Energy, 6.50%, 6/1/16	660,000	750,196
Sempra Energy, 9.80%, 2/15/19	130,000	174,200
Sempra Energy, 2.875%, 10/1/22	1,000,000	931,042
Southern Power Co., 5.15%, 9/15/41	190,000	188,108
Xcel Energy, Inc., 4.80%, 9/15/41	540,000	531,984
		21,189,504
MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	466,000	526,578
Macy’s Retail Holdings, Inc., 3.875%, 1/15/22	1,090,000	1,082,945
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	610,000	616,637
Target Corp., 4.00%, 7/1/42	660,000	588,678
		2,814,838
OFFICE ELECTRONICS†
Xerox Corp., 2.95%, 3/15/17	440,000	451,703
OIL, GAS AND CONSUMABLE FUELS — 1.6%
Anadarko Petroleum Corp., 5.95%, 9/15/16	780,000	876,638
Anadarko Petroleum Corp., 6.45%, 9/15/36	350,000	403,176
Apache Corp., 2.625%, 1/15/23	1,980,000	1,818,875
Apache Corp., 4.75%, 4/15/43	220,000	209,021
BP Capital Markets plc, 3.20%, 3/11/16	560,000	588,348
BP Capital Markets plc, 2.25%, 11/1/16	810,000	834,556
BP Capital Markets plc, 4.50%, 10/1/20	360,000	389,666
BP Capital Markets plc, 2.75%, 5/10/23	540,000	494,447
Chevron Corp., 2.43%, 6/24/20	420,000	415,868
ConocoPhillips, 5.75%, 2/1/19	710,000	829,046
ConocoPhillips Holding Co., 6.95%, 4/15/29	598,000	756,759
Denbury Resources, Inc., 4.625%, 7/15/23	650,000	598,000
Devon Energy Corp., 1.875%, 5/15/17	330,000	331,071
Devon Energy Corp., 5.60%, 7/15/41	630,000	646,193
EOG Resources, Inc., 5.625%, 6/1/19	390,000	455,075
EOG Resources, Inc., 4.10%, 2/1/21	940,000	996,934
FMC Technologies, Inc., 2.00%, 10/1/17	360,000	356,448
Hess Corp., 6.00%, 1/15/40	230,000	247,611
Marathon Petroleum Corp., 3.50%, 3/1/16	670,000	704,203
Newfield Exploration Co., 6.875%, 2/1/20	585,000	617,175
Noble Energy, Inc., 4.15%, 12/15/21	1,070,000	1,116,305
Peabody Energy Corp., 7.375%, 11/1/16	270,000	303,075
Pemex Project Funding Master Trust, 6.625%, 6/15/35	850,000	901,858
Petro-Canada, 6.80%, 5/15/38	670,000	799,140
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	1,310,000	1,368,114
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	1,660,000	1,676,456
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	535,200
Petroleos Mexicanos, 4.875%, 1/24/22	670,000	685,075
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	118,541
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	333,199
Petroleos Mexicanos, 5.50%, 6/27/44	440,000	401,595
Phillips 66, 4.30%, 4/1/22	1,381,000	1,410,908
Pioneer Natural Resources Co., 3.95%, 7/15/22	970,000	976,510
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,659,947
Shell International Finance BV, 3.625%, 8/21/42	730,000	640,371
Shell International Finance BV, 4.55%, 8/12/43	830,000	820,876
Statoil ASA, 2.45%, 1/17/23	1,060,000	971,026

Principal Amount	Value

Statoil ASA, 3.95%, 5/15/43	$ 290,000	$ 258,039
Talisman Energy, Inc., 7.75%, 6/1/19	830,000	1,007,788
Tesoro Corp., 5.375%, 10/1/22	230,000	220,800
Total Capital Canada Ltd., 2.75%, 7/15/23	570,000	535,876
Total Capital SA, 2.125%, 8/10/18	1,000,000	1,010,386
		30,320,195
PAPER AND FOREST PRODUCTS — 0.2%
Domtar Corp., 4.40%, 4/1/22	750,000	725,370
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	2,510,000	2,813,840
International Paper Co., 6.00%, 11/15/41	710,000	761,348
		4,300,558
PERSONAL PRODUCTS†
Procter & Gamble Co. (The), 1.45%, 8/15/16	600,000	610,329
PHARMACEUTICALS — 0.7%
AbbVie, Inc., 1.20%, 11/6/15	330,000	331,392
AbbVie, Inc., 1.75%, 11/6/17	1,670,000	1,658,235
Actavis, Inc., 1.875%, 10/1/17	680,000	676,500
Actavis, Inc., 4.625%, 10/1/42	450,000	401,127
Bristol-Myers Squibb Co., 3.25%, 8/1/42	400,000	321,453
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	750,000	721,261
Merck & Co., Inc., 2.40%, 9/15/22	1,030,000	959,665
Merck & Co., Inc., 2.80%, 5/18/23	500,000	474,084
Merck & Co., Inc., 3.60%, 9/15/42	960,000	814,324
Mylan, Inc., 3.125%, 1/15/23(4)	610,000	556,167
Roche Holdings, Inc., 6.00%, 3/1/19(4)	1,772,000	2,108,746
Roche Holdings, Inc., 7.00%, 3/1/39(4)	350,000	463,722
Sanofi, 4.00%, 3/29/21	436,000	463,340
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	2,236,000	2,313,178
		12,263,194
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
American Tower Corp., 5.05%, 9/1/20	280,000	290,957
American Tower Corp., 4.70%, 3/15/22	1,400,000	1,363,144
Boston Properties LP, 5.00%, 6/1/15	300,000	320,098
BRE Properties, Inc., 3.375%, 1/15/23	720,000	670,124
DDR Corp., 4.75%, 4/15/18	1,180,000	1,275,238
Digital Realty Trust LP, 4.50%, 7/15/15	270,000	283,051
Essex Portfolio LP, 3.625%, 8/15/22	710,000	681,192
Essex Portfolio LP, 3.25%, 5/1/23	270,000	248,192
HCP, Inc., 3.75%, 2/1/16	990,000	1,043,066
Health Care REIT, Inc., 2.25%, 3/15/18	390,000	386,407
Health Care REIT, Inc., 3.75%, 3/15/23	860,000	815,433
Host Hotels & Resorts LP, 6.00%, 10/1/21	290,000	317,071
Host Hotels & Resorts LP, 3.75%, 10/15/23	660,000	612,451
Kilroy Realty LP, 3.80%, 1/15/23	1,350,000	1,270,359
ProLogis LP, 4.25%, 8/15/23	860,000	857,439
Reckson Operating Partnership LP, 6.00%, 3/31/16	800,000	869,514
Simon Property Group LP, 5.10%, 6/15/15	200,000	214,717
Simon Property Group LP, 5.75%, 12/1/15	990,000	1,083,775
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership LP, 7.75%, 3/15/20	540,000	639,054
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	790,000	825,651
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	640,000	672,264
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	320,000	337,637
WEA Finance LLC, 4.625%, 5/10/21(4)	460,000	486,185
		15,563,019
ROAD AND RAIL — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,484,000	1,541,374
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	200,000	199,758
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	575,000	562,388

Principal Amount	Value

Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	$ 1,190,000	$ 1,086,585
CSX Corp., 4.25%, 6/1/21	760,000	808,136
Norfolk Southern Corp., 5.75%, 4/1/18	700,000	809,042
Norfolk Southern Corp., 3.25%, 12/1/21	606,000	602,681
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(4)	670,000	682,954
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(4)	640,000	640,419
Union Pacific Corp., 4.00%, 2/1/21	600,000	637,288
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,190,357
		8,760,982
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17	760,000	751,093
SOFTWARE — 0.3%
Intuit, Inc., 5.75%, 3/15/17	1,000,000	1,115,201
Oracle Corp., 2.50%, 10/15/22	1,735,000	1,603,294
Oracle Corp., 3.625%, 7/15/23	1,990,000	1,989,634
		4,708,129
SPECIALTY RETAIL — 0.2%
Home Depot, Inc. (The), 5.95%, 4/1/41	1,960,000	2,302,835
Staples, Inc., 4.375%, 1/12/23	690,000	666,368
United Rentals North America, Inc., 5.75%, 7/15/18	830,000	875,650
		3,844,853
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	320,000	355,224
Hanesbrands, Inc., 6.375%, 12/15/20	450,000	487,125
L Brands, Inc., 6.90%, 7/15/17	450,000	510,750
PVH Corp., 4.50%, 12/15/22	700,000	665,000
		2,018,099
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Alltel Corp., 7.875%, 7/1/32	90,000	117,595
America Movil SAB de CV, 5.00%, 3/30/20	370,000	399,785
America Movil SAB de CV, 3.125%, 7/16/22	2,130,000	1,966,706
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	1,290,000	1,310,228
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	520,000	667,232
Vodafone Group plc, 5.625%, 2/27/17	870,000	977,427
Vodafone Group plc, 2.50%, 9/26/22	320,000	284,827
		5,723,800
TOTAL CORPORATE BONDS (Cost $446,745,966)		447,290,117
Collateralized Mortgage Obligations(2) — 3.6%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	421,811	311,953
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 3.04%, 10/1/13	1,420,806	1,409,928
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	348,842	358,118
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	800,000	822,144
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.85%, 10/1/13	991,050	966,811
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	38,503	37,695
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	441,427	453,898
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.30%, 10/1/13	1,472,556	1,487,490
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.30%, 10/1/13	867,030	847,122
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	362,323	377,058

Principal Amount	Value

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	$ 36,432	$ 35,762
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	186,389	186,561
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.72%, 10/1/13	214,346	214,337
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.25%, 10/1/13	1,579,288	1,547,238
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	21,866	21,866
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.86%, 10/1/13	1,080,664	1,069,961
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 10/1/13	3,303,477	3,292,021
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	174,830	176,663
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.25%, 10/1/13	793,640	820,052
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.78%, 10/1/13	1,282,394	1,267,749
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.69%, 10/1/13	900,971	843,167
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.89%, 10/1/13	1,352,326	1,322,955
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/13(4)	1,743,748	1,657,739
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 10/1/13	1,730,991	1,794,808
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	174,731	184,615
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.53%, 10/1/13	2,610,875	2,559,390
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 10/1/13	591,367	614,008
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/13	824,365	821,753
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	303,328	321,714
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.74%, 10/1/13	260,534	263,331
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.73%, 10/1/13	1,166,244	1,175,649
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 10/1/13	5,550,129	5,617,718
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-14, Class 2A1, 5.50%, 12/25/35	1,665,739	1,777,023
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,049,817	1,059,570
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	229,584	241,438
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	823,209	846,353
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A9 SEQ, 5.25%, 10/25/35	1,935,831	1,990,821
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 10/1/13	619,025	639,074
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 10/1/13	4,022,744	4,101,938
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.66%, 10/1/13	1,483,825	1,513,090

Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	$ 1,791,420	$ 1,839,134
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	2,723,085	2,759,709
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	565,860	543,945
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	85,406	85,591
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	887,049	915,007
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	802,836	804,782
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	2,143,517	2,236,105
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	1,249,786	1,309,840
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	376,540	390,015
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 10/1/13	531,360	526,217
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	3,427,473	3,534,498
		59,995,424
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
FHLMC, Series 2684, Class FP, VRN, 0.68%, 10/15/13	1,476,938	1,478,624
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	337,453	373,793
FHLMC, Series 3397, Class GF, VRN, 0.68%, 10/15/13	4,912,486	4,944,091
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	1,065	1,210
FNMA, Series 2006-43, Class FM, VRN, 0.48%, 10/25/13	616,190	615,540
FNMA, Series 2007-36, Class FB, VRN, 0.58%, 10/25/13	484,071	486,437
		7,899,695
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,472,813)		67,895,119
Commercial Mortgage-Backed Securities(2) — 3.4%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	707,899	710,566
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/13	600,000	642,097
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/13	1,125,000	1,212,557
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)	2,000,000	1,908,026
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	2,300,000	2,166,614
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41	261,700	263,069
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	960,000	962,323
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.39%, 10/1/13	628,183	634,276
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 10/1/13	1,611,000	1,733,590
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	1,493,090	1,498,321
Commercial Mortgage Trust, Series 2004-GG1, Class A7 SEQ, VRN, 5.32%, 10/1/13	1,179,396	1,190,942

Principal Amount	Value

Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 10/1/13	$ 3,100,000	$ 3,116,046
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/13	800,000	827,660
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 10/1/13	800,000	833,007
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/13	2,227,232	2,271,668
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	3,055,000	3,195,906
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	4,865,000	5,083,122
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	2,675,000	2,660,286
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/13(4)	2,625,000	2,497,418
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	1,325,945	1,342,121
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	1,960,694	1,974,286
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 10/11/13	1,150,000	1,168,956
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/13	500,000	519,211
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	2,218,769	2,248,981
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	5,013,100	5,230,415
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/13	3,225,000	3,443,587
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 10/11/13	1,775,000	1,914,422
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	3,000,000	2,855,316
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	712,429	712,964
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	307,401	308,021
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	3,907,608	4,029,951
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, VRN, 5.48%, 10/1/13	4,787,408	4,847,210
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	106,253	107,091
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $65,399,584)		64,110,026
Sovereign Governments and Agencies — 2.8%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	920,000	1,045,580
Brazilian Government International Bond, 4.875%, 1/22/21	1,810,000	1,952,537
		2,998,117
CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	29,000	39,048
Province of Ontario Canada, 5.45%, 4/27/16	550,000	615,118
Province of Ontario Canada, 1.00%, 7/22/16	900,000	902,970
Province of Ontario Canada, 1.60%, 9/21/16	720,000	733,435
		2,290,571

Principal Amount	Value

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	$ 920,000	$ 915,400
Chile Government International Bond, 3.625%, 10/30/42	500,000	408,750
		1,324,150
COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	1,170,000	1,210,950
ITALY†
Italy Government International Bond, 6.875%, 9/27/23	400,000	484,168
MEXICO — 0.3%
Mexico Government International Bond, 5.625%, 1/15/17	300,000	336,300
Mexico Government International Bond, MTN, 5.95%, 3/19/19	1,450,000	1,682,000
Mexico Government International Bond, 5.125%, 1/15/20	1,820,000	2,037,490
Mexico Government International Bond, 6.05%, 1/11/40	270,000	296,595
Mexico Government International Bond, MTN, 4.75%, 3/8/44	1,030,000	937,300
		5,289,685
NORWAY — 1.3%
Norway Government Bond, 3.75%, 5/25/21 NOK	138,000,000	24,755,432
PERU — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	730,000	866,875
Peruvian Government International Bond, 5.625%, 11/18/50	650,000	674,375
		1,541,250
POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15	170,000	178,721
Poland Government International Bond, 5.125%, 4/21/21	450,000	490,500
Poland Government International Bond, 3.00%, 3/17/23	550,000	505,175
		1,174,396
SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	750,000	795,717
Korea Development Bank (The), 3.25%, 3/9/16	540,000	563,737
Korea Development Bank (The), 4.00%, 9/9/16	710,000	759,152
		2,118,606
TURKEY†
Turkey Government International Bond, 3.25%, 3/23/23	760,000	659,300
UNITED KINGDOM — 0.5%
United Kingdom Gilt, 4.50%, 12/7/42 GBP	4,895,000	9,423,832
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	340,000	272,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $53,853,021)		53,542,457
Municipal Securities — 1.2%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	295,000	299,637
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	360,000	435,888
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	380,000	468,703
California GO, (Building Bonds), 6.65%, 3/1/22	240,000	287,830
California GO, (Building Bonds), 7.55%, 4/1/39	700,000	911,197
California GO, (Building Bonds), 7.30%, 10/1/39	510,000	644,971
California GO, (Building Bonds), 7.60%, 11/1/40	345,000	452,637
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	2,043,000	1,812,121
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(5)	1,900,000	1,917,613

Principal Amount	Value

Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	$ 230,000	$ 233,554
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	400,000	497,324
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	935,000	1,121,738
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	370,000	405,879
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	275,000	305,250
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	790,000	940,084
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	470,000	566,937
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	555,000	605,366
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	450,000	587,304
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	730,000	921,326
New York City Municipal Water Finance Authority Water & Sewer System Rev., (Building Bonds), 5.95%, 6/15/42	325,000	376,529
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	335,000	391,444
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	390,000	394,820
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	200,000	232,962
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	420,000	444,986
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	383,836
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,680,000	1,423,229
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	1,205,000	1,300,496
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	375,000	409,778
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	350,000	368,218
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	280,000	329,834
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	440,000	493,654
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	620,000	679,222
University of California Rev., Series 2013 AJ, 4.60%, 5/15/31(6)	500,000	505,345
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	630,000	663,264
TOTAL MUNICIPAL SECURITIES (Cost $21,231,553)		21,812,976

Principal Amount	Value

U.S. Government Agency Securities — 0.9%
FHLMC, 2.375%, 1/13/22	$ 8,400,000	$ 8,194,267
FNMA, 6.625%, 11/15/30	6,260,000	8,390,147
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $16,790,480)		16,584,414
Asset-Backed Securities(2) — 0.4%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	499,367	505,001
CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16	6,700,000	6,694,499
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 11/15/25	950,000	878,750
TOTAL ASSET-BACKED SECURITIES (Cost $8,157,326)		8,078,250
Temporary Cash Investments — 11.0%
BNP Paribas Finance, Inc., 0.01%, 10/1/13(7)	50,000,000	49,999,835
BNP Paribas Finance, Inc., 0.01%, 10/1/13(7)	40,000,000	39,999,868
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $17,193,782), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $16,863,105)		16,863,091

	Principal Amount/ Shares	Value

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30,

valued at $20,603,774), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $20,235,716)

		$ 20,235,710
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $20,643,325), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $20,235,720)		20,235,709
SSgA U.S. Government Money Market Fund	31,166,895	31,166,895
U.S. Treasury Bills, 0.08%, 11/21/13(7)	$15,000,000	14,999,715
U.S. Treasury Bills, 0.08%, 11/21/13(7)	15,000,000	14,999,715
TOTAL TEMPORARY CASH INVESTMENTS (Cost $208,498,239)		208,500,538
TOTAL INVESTMENT SECURITIES — 113.3% (Cost $2,139,800,643)		2,137,365,734
OTHER ASSETS AND LIABILITIES(8) — (13.3)%		(250,289,286)
TOTAL NET ASSETS — 100.0%		$1,887,076,448

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
AUD	2,300,000	USD	2,171,522	Barclays Bank plc	11/21/13	$(32,845)
AUD	9,750,000	USD	9,035,130	Westpac Group	11/21/13	31,000
USD	6,423,720	AUD	6,931,972	Westpac Group	11/21/13	(22,040)
CAD	2,727,195	USD	2,650,000	Barclays Bank plc	11/21/13	(5,694)
CAD	1,915,213	USD	1,850,000	Barclays Bank plc	11/21/13	7,003
CAD	6,664,654	USD	6,428,100	Deutsche Bank	11/21/13	33,993
USD	6,386,680	CAD	6,620,752	HSBC Holdings plc	11/21/13	(32,845)
CHF	2,229,696	USD	2,450,000	Barclays Bank plc	11/21/13	16,509
USD	17,416	CHF	16,269	UBS AG	11/21/13	(580)
CZK	40,665,222	USD	2,094,138	Deutsche Bank	11/21/13	48,086
EUR	2,600,000	USD	3,519,438	Barclays Bank plc	11/21/13	(1,567)
EUR	1,219,641	USD	1,617,939	Barclays Bank plc	11/21/13	32,268
USD	1,610,797	EUR	1,214,257	Barclays Bank plc	11/21/13	(32,126)
USD	7,138,038	GBP	4,540,000	HSBC Holdings plc	11/21/13	(208,984)
USD	282,099	JPY	28,315,257	Westpac Group	11/21/13	(6,045)
KRW	3,331,622,496	USD	3,064,886	HSBC Holdings plc	11/21/13	22,513
KRW	5,265,914,755	USD	4,845,785	Westpac Group	11/21/13	34,112
USD	3,650,000	KRW	3,944,190,000	HSBC Holdings plc	11/21/13	(5,062)
NOK	13,651,420	USD	2,300,000	Barclays Bank plc	11/21/13	(33,979)
NOK	12,562,063	USD	2,150,000	Barclays Bank plc	11/21/13	(64,803)
NOK	25,227,575	USD	4,250,000	Deutsche Bank	11/21/13	(62,434)
USD	30,603,462	NOK	181,659,092	Deutsche Bank	11/21/13	449,576
USD	1,350,000	NOK	8,125,826	Deutsche Bank	11/21/13	1,181
USD	764,422	NOK	4,518,651	Deutsche Bank	11/21/13	14,364
NZD	3,200,000	USD	2,571,088	Westpac Group	11/21/13	77,649
NZD	1,850,000	USD	1,512,005	Westpac Group	11/21/13	19,296
USD	522,252	NZD	650,000	Westpac Group	11/21/13	(15,772)
SEK	14,692,275	USD	2,250,000	Barclays Bank plc	11/21/13	33,487
SEK	14,385,869	USD	2,250,000	Barclays Bank plc	11/21/13	(14,135)
USD	3,050	SEK	20,021	Deutsche Bank	11/21/13	(61)
SGD	3,187,220	USD	2,550,000	Barclays Bank plc	11/21/13	(9,289)
SGD	2,680,916	USD	2,150,000	Barclays Bank plc	11/21/13	(12,892)
SGD	8,304,025	USD	6,550,000	HSBC Holdings plc	11/21/13	69,603
USD	9,350,394	SGD	11,854,336	HSBC Holdings plc	11/21/13	(99,361)
TWD	234,924,200	USD	7,933,680	Westpac Group	11/21/13	25,612
TWD	11,881,750	USD	401,261	Westpac Group	11/21/13	1,295
USD	2,700,000	TWD	80,028,000	Westpac Group	11/21/13	(11,369)
USD	1,850,000	TWD	54,528,750	Westpac Group	11/21/13	2,552
USD	1,800,000	TWD	53,145,000	Westpac Group	11/21/13	(566)
						$247,650

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
175	U.S. Treasury 10-Year Notes	December 2013	$22,118,359	$(283,364)
55	U.S. Treasury Long Bonds	December 2013	7,335,625	(121,493)
41	U.S. Treasury Ultra Long Bonds	December 2013	5,825,844	(120,098)
			$35,279,828	$(524,955)

Credit Default Swap Agreements
Counterparty/Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America, N.A./CDX North America Investment Grade 15 Index	$7,500,000	Sell*	1.00%	12/20/15	$24,364	$100,892	$125,256

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity’s credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Notes to Schedule of Investments

AUD = Australian Dollar

CAD = Canadian Dollar

CDX = Credit Derivatives Indexes

CHF = Swiss Franc

CZK = Czech Koruna

EUR = Euro

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GBP = British Pound

GNMA = Government National Mortgage Association

GO = General Obligation

JPY = Japanese Yen

KRW = South Korea Won

MTN = Medium Term Note

NOK = Norwegian Krone

NZD = New Zealand Dollar

SEK = Swedish Krona

SEQ = Sequential Payer

SGD = Singapore Dollar

TWD = Taiwanese Dollar

USD = United States Dollar

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $605,189.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Forward commitment. Settlement date is indicated.

(4)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $40,169,671, which represented 2.1% of total net assets.

(5)	Escrowed to maturity in U.S. government securities or state and local government securities.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,139,800,643)	$2,137,365,734
Foreign currency holdings, at value (cost of $216)	224
Receivable for investments sold	239,932,626
Receivable for variation margin on futures contracts	2,922
Unrealized gain on forward foreign currency exchange contracts	920,099
Swap agreements, at value (including net premiums paid (received) of $24,364)	125,256
Interest receivable	10,072,896
2,388,419,757

Liabilities
Payable for investments purchased	498,343,373
Payable for capital shares redeemed	1,725,817
Unrealized loss on forward foreign currency exchange contracts	672,449
Accrued management fees	601,670
501,343,309

Net Assets	$1,887,076,448

Net Assets Consist of:
Capital paid in	$1,896,380,199
Distributions in excess of net investment income	(3,858,528)
Accumulated net realized loss	(2,835,377)
Net unrealized depreciation	(2,609,846)
$1,887,076,448

	Net assets	Shares outstanding	Net asset value per share
Institutional Class	$1,886,999,620	177,477,344	$10.63
R6 Class	$76,828	7,226	$10.63

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$ 17,716,989

Expenses:
Management fees	3,442,043
Trustees’ fees and expenses	47,375
Other expenses	146
3,489,564

Net investment income (loss)	14,227,425

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(6,972,278)
Futures contract transactions	1,359,614
Swap agreement transactions	32,829
Foreign currency transactions	(1,358,999)
(6,938,834)

Change in net unrealized appreciation (depreciation) on:
Investments	(45,773,106)
Futures contracts	(624,599)
Swap agreements	12,722
Translation of assets and liabilities in foreign currencies	(826,680)
(47,211,663)

Net realized and unrealized gain (loss)	(54,150,497)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(39,923,072)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MARCH 31, 2013
Increase (Decrease) in Net Assets	September 30, 2013	March 31, 2013
Operations
Net investment income (loss)	$ 14,227,425	$ 26,724,373
Net realized gain (loss)	(6,938,834)	17,995,128
Change in net unrealized appreciation (depreciation)	(47,211,663)	9,306,374
Net increase (decrease) in net assets resulting from operations	(39,923,072)	54,025,875

Distributions to Shareholders
From net investment income:
Institutional Class	(17,088,961)	(30,666,732)
R6 Class	(245)	—
From net realized gains:
Institutional Class	—	(15,061,200)
Decrease in net assets from distributions	(17,089,206)	(45,727,932)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	344,109,549	434,912,435

Net increase (decrease) in net assets	287,097,271	443,210,378

Net Assets
Beginning of period	1,599,979,177	1,156,768,799
End of period	$1,887,076,448	$1,599,979,177

Distributions in excess of net investment income	$(3,858,528)	$(996,747)

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2013 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. NT Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is not the result of any difference in advisory or custodial fees or other expenses related to management of the fund’s assets, which do not vary by class. The fund’s R6 Class shares are available for purchase exclusively by certain American Century Investments funds of funds that are offered only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Because financial intermediaries do not receive any service, distribution or administrative fees for offering such funds of funds, American Century Investment Management, Inc. (ACIM) (the investment advisor) is able to charge the R6 Class a lower unified management fee. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the period ended September 30, 2013 was 0.40% for the Institutional Class and 0.35% for the R6 Class.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund.Related parties do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2013 totaled $2,254,122,585, of which $2,030,258,356 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2013 totaled $1,967,993,467, of which $1,870,673,629 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2013(1)		Year ended March 31, 2013
	Shares	Amount	Shares	Amount
Institutional Class
Sold	31,448,053	$338,236,407	52,577,858	$582,094,081
Issued in reinvestment of distributions	1,591,490	17,088,961	4,113,528	45,727,932
Redeemed	(1,056,749)	(11,292,683)	(17,254,647)	(192,909,578)
	31,982,794	344,032,685	39,436,739	434,912,435
R6 Class			N/A
Sold	7,203	76,619
Issued in reinvestment of distributions	23	245
	7,226	76,864
Net increase (decrease)	31,990,020	$344,109,549	39,436,739	$434,912,435

(1)	July 26, 2013 (commencement of sale) through September 30, 2013 for the R6 Class.

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$744,711,613	—
U.S. Government Agency Mortgage-Backed Securities	—	504,840,224	—
Corporate Bonds	—	447,290,117	—
Collateralized Mortgage Obligations	—	67,895,119	—
Commercial Mortgage-Backed Securities	—	64,110,026	—
Sovereign Governments and Agencies	—	53,542,457	—
Municipal Securities	—	21,812,976	—
U.S. Government Agency Securities	—	16,584,414	—
Asset-Backed Securities	—	8,078,250	—
Temporary Cash Investments	$31,166,895	177,333,643	—
Total Value of Investment Securities	$31,166,895	$2,106,198,839	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$247,650	—
Swap Agreements	—	100,892	—
Futures Contracts	$(524,955)	—	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$(524,955)	$348,542	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund purchased and sold interest rate risk derivative instruments throughout the reporting period and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.

Value of Derivative Instruments as of September 30, 2013

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$ 125,256	Swap agreements	—
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	920,099	Unrealized loss on forward foreign currency exchange contracts	$672,449
Interest Rate Risk	Receivable for variation margin on futures contracts *	2,922	Payable for variation margin on futures contracts *	—
		$1,048,277		$672,449

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2013

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$ 32,829	Change in net unrealized appreciation (depreciation) on swap agreements	$ 12,722
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(1,435,184)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(830,893)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	1,359,614	Change in net unrealized appreciation (depreciation) on futures contracts	(624,599)
		$ (42,741)		$(1,442,770)

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,140,532,239
Gross tax appreciation of investments	$22,281,393
Gross tax depreciation of investments	(25,447,898)
Net tax appreciation (depreciation) of investments	$(3,166,505)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
			Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
Institutional Class
2013	(3)	$11.00	0.09	(0.35)	(0.26)	(0.11)	—	(0.11)	$10.63	(2.40)%	0.40	%(4)	0.40	%(4)	1.64	%(4)	1.64	%(4)	114%		$1,887,000
2013		$10.91	0.23	0.25	0.48	(0.26)	(0.13)	(0.39)	$11.00	4.41%	0.40%		0.40%		2.04%		2.04%		154%		$1,599,979
2012		$10.57	0.31	0.54	0.85	(0.37)	(0.14)	(0.51)	$10.91	8.16%	0.41%		0.41%		2.89%		2.89%		109%		$1,156,769
2011		$10.51	0.35	0.18	0.53	(0.37)	(0.10)	(0.47)	$10.57	5.00%	0.39%		0.40%		3.24%		3.23%		77%		$827,585
2010		$10.12	0.37	0.43	0.80	(0.38)	(0.03)	(0.41)	$10.51	7.99%	0.38%		0.41%		3.53%		3.50%		104%		$527,888
2009		$10.56	0.43	(0.10)	0.33	(0.47)	(0.30)	(0.77)	$10.12	3.36%	0.42%		0.42%		4.17%		4.17%		299%		$253,411
R6 Class
2013	(5)	$10.65	0.03	(0.01)	0.02	(0.04)	—	(0.04)	$10.63	0.15%	0.35	%(4)	0.35	%(4)	1.64	%(4)	1.64	%(4)	114	%(6)	$77

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2013 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through September 30, 2013 (unaudited).

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2013.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount. .

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available upon request by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79800 1311

SEMIANNUAL REPORT     |     SEPTEMBER 30, 2013

Premium Money Market Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	22
Approval of Management Agreement	23
Additional Information	28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Bond Yields and Stock Indices Soared Together Until September

U.S. government bond yields and stock indices traced roughly parallel upward paths during most of the six months ended September 30, 2013. The 10-year U.S. Treasury yield began the period at 1.85%, compressed in large part by the scale of the Federal Reserve’s (the Fed’s) bond-buying program ($85 billion of quantitative easing, or QE, each month).

Hints from the Fed that it might taper QE by year end sent bond yields soaring from early May to early September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before finishing the reporting period at 2.61%. Bond yields generally declined in September on weaker-than-expected economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the impending partial shutdown of the U.S. government.

Even with the September rally, bonds significantly underperformed stocks for the full reporting period. The 10-year Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market) returned –5.20% and –1.77%, respectively. By contrast, the S&P 500 Index gained 8.31% as the U.S. economy showed signs of attaining sustainable growth, fueled in part by Fed stimulus. Improvements in the housing and job markets helped trigger optimism, though their absolute numbers still fell short of pre-2008 levels.

Full recovery from 2008 remains a distant goal. Economic growth is still subpar compared with past recoveries, hampered further by the fiscal sequester and partial government shutdown. Faced with these challenges, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this uncertain environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of September 30, 2013
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TCRXX	0.01%(2)	0.01%(2)	0.24%(2)	1.71%(2)	3.00%(2)	4/1/93

Premium Money Market acquired all of the net assets of American Century Premium Capital Reserve Fund and the American Century Premium Government Reserve Fund on December 3, 2001, pursuant to a plan approved by the acquired funds’ shareholders on November 16, 2001. Performance information prior to December 3, 2001 is that of the American Century Premium Capital Reserve Fund.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.46%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

SEPTEMBER 30, 2013
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.28%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	43 days
Weighted Average Life	44 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	68%
31-90 days	19%
91-180 days	8%
More than 180 days	5%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period(1) 4/1/13 - 9/30/13	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$0.95	0.19%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.31	0.46%
Hypothetical
Investor Class (after waiver)	$1,000	$1,024.12	$0.96	0.19%
Investor Class (before waiver)	$1,000	$1,022.76	$2.33	0.46%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2013 (UNAUDITED)

	Principal Amount	Value
Commercial Paper(1) — 39.5%
American Honda Finance Corp., 0.10%, 10/8/13	$13,000,000	$12,999,747
Catholic Health Initiatives, 0.17%, 11/7/13	4,150,000	4,149,275
Catholic Health Initiatives, 0.16%, 12/4/13	4,000,000	3,998,862
Chariot Funding LLC, 0.24%, 2/26/14(2)	8,000,000	7,992,107
Chariot Funding LLC, 0.24%, 2/27/14(2)	7,800,000	7,792,252
Chariot Funding LLC, 0.24%, 3/18/14(2)	26,000,000	25,970,880
Charta LLC, 0.20%, 10/11/13(2)	15,000,000	14,999,167
Charta LLC, 0.22%, 10/11/13(2)	23,000,000	22,998,594
Charta LLC, 0.18%, 10/29/13(2)	10,000,000	9,998,600
Charta LLC, 0.20%, 11/1/13(2)	5,000,000	4,999,139
City of Austin, 0.17%, 12/10/13 (LOC: JPMorgan Chase Bank N.A.)	2,000,000	1,999,339
City of Chicago, 0.17%, 1/14/14 (LOC: Wells Fargo Bank N.A.)	21,004,000	20,993,586
Coca-Cola Co., 0.23%, 4/17/14(2)	8,000,000	7,989,880
CRC Funding LLC, 0.15%, 11/1/13(2)	9,000,000	8,998,837
Crown Point Capital Co. LLC, 0.16%, 10/16/13(2)	15,000,000	14,999,000
General Electric Capital Corp., 0.15%, 11/27/13	15,000,000	14,996,437
Govco LLC, 0.19%, 10/10/13(2)	2,800,000	2,799,867
Govco LLC, 0.21%, 10/10/13(2)	10,000,000	9,999,475
Govco LLC, 0.16%, 11/5/13(2)	35,000,000	34,994,556
Jupiter Securitization Co. LLC, 0.18%, 12/10/13(2)	1,600,000	1,599,440
Jupiter Securitization Co. LLC, 0.24%, 3/27/14(2)	22,000,000	21,974,040
Lexington Parker Capital, 0.16%, 10/4/13(2)	15,000,000	14,999,800
Liberty Street Funding LLC, 0.18%, 12/5/13 (LOC: Bank of Nova Scotia)(2)	24,500,000	24,492,037
Municipal Electricity Authority of Georgia, 0.18%, 10/2/13 (LOC: Wells Fargo Bank N.A.)	10,032,000	10,032,000
Old Line Funding LLC, 0.15%, 10/17/13 (LOC: Royal Bank of Canada)(2)	8,000,000	7,999,467
Old Line Funding LLC, 0.19%, 12/19/13 (LOC: Royal Bank of Canada)(2)	39,000,000	38,983,739
San Diego County Water Authority, 0.23%, 1/8/14	5,000,000	5,000,000
State of California GO, 0.17%, 11/6/13 (LOC: Wells Fargo Bank N.A. and California State Teacher’s Retirement System)	21,695,000	21,695,000
Thunder Bay Funding LLC, 0.20%, 10/10/13 (LOC: Royal Bank of Canada)(2)	9,000,000	8,999,550
Thunder Bay Funding LLC, 0.20%, 10/24/13 (LOC: Royal Bank of Canada)(2)	13,000,000	12,998,339
Toyota Motor Credit Corp., 0.15%, 10/28/13	10,000,000	9,998,875
Toyota Motor Credit Corp., 0.16%, 10/28/13	30,000,000	29,996,400
University of California, 0.17%, 11/19/13	14,827,000	14,823,569
TOTAL COMMERCIAL PAPER		457,261,856
Municipal Securities — 39.0%
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2002 A, (Fine Arts Building), VRDN, 0.16%, 10/3/13 (LOC: FNMA)	1,885,000	1,885,000
Alabama Industrial Development Authority (Simcala, Inc.), VRDN, 0.20%, 10/3/13 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
Alameda County Industrial Development Authority Rev., (Malberg Engineering, Inc.), VRDN, 0.12%, 10/3/13 (LOC: Comerica Bank)	1,955,000	1,955,000
Alameda County Industrial Development Authority Rev., (White Brothers), VRDN, 0.12%, 10/3/13 (LOC: Comerica Bank)	2,150,000	2,150,000

7

	Principal Amount	Value
Alameda County Industrial Development Authority Rev., Series 2004 A, (Bema Electronic Manufacturing), VRDN, 0.12%, 10/3/13 (LOC: Comerica Bank)	$2,840,000	$2,840,000
Alameda Public Financing Authority Rev., Series 2003-B, (Alameda Point), VRDN, 0.15%, 10/2/13 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement System)	1,450,000	1,450,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.08%, 10/1/13	2,100,000	2,100,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.08%, 10/1/13	3,900,000	3,900,000
Arlington County Industrial Development Authority Rev., (Gates Ballston Apartments), VRDN, 0.10%, 10/2/13 (LOC: PNC Bank N.A.)	3,375,000	3,375,000
Arlington County Industrial Development Authority Rev., Series 2005 B, (Woodbury), VRDN, 0.22%, 10/3/13 (LOC: FHLMC)	465,000	465,000
Baltimore Industrial Development Authority Rev., (Baltimore Cap Acquisition), VRDN, 0.11%, 10/2/13 (LOC: Bayerische Landesbank)	32,000,000	32,000,000
Bowie County Industrial Development Corp. Rev., (Texarkana Newspaper, Inc.), VRDN, 0.11%, 10/1/13 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.18%, 10/2/13	2,000,000	2,000,000
Brevard County Housing Finance Authority Rev., Series 2004 A, (Wickham Club Apartments), VRDN, 0.10%, 10/2/13 (LOC: FNMA)	4,035,000	4,035,000
California Infrastructure & Economic Development Bank (Bay Photo, Inc.), VRDN, 0.38%, 10/3/13 (LOC: Comerica Bank)	$765,000	$765,000
California Infrastructure & Economic Development Bank (iWorks, Inc.), VRDN, 0.21%, 10/3/13 (LOC: City National Bank and FHLB)	1,665,000	1,665,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.17%, 10/3/13 (LOC: Comerica Bank)	4,375,000	4,375,000
California Municipal Finance Authority Rev., (High Desert), VRDN, 0.33%, 10/3/13 (LOC: Union Bank N.A.)	400,000	400,000
California Pollution Control Financing Authority Rev., (Milk Time Dairy Farms), VRDN, 0.17%, 10/3/13 (LOC: Rabobank Nederland N.V.)	1,400,000	1,400,000
California Pollution Control Financing Authority Rev., (Ratto Group, Inc.), VRDN, 0.13%, 10/2/13 (LOC: Union Bank N.A.)	5,500,000	5,500,000
California State Enterprise Development Authority, Series 2008 B, (Pocino Foods), VRDN, 0.30%, 10/3/13 (LOC: City National Bank and FHLB)	375,000	375,000
California State Enterprise Development Authority, Series 2008 B, (Ramar International Corp.), VRDN, 0.30%, 10/3/13 (LOC: Bank of the West)	75,000	75,000
California State Enterprise Development Authority, Series 2008 B, (Sconza Candy), VRDN, 0.32%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	2,580,000	2,580,000
California Statewide Communities Development Authority Rev., (Canyon Springs Apartments), VRDN, 0.10%, 10/3/13 (LOC: FNMA)	1,000,000	1,000,000

8

Principal Amount	Value

California Statewide Communities Development Authority Rev., (Encanto Homes), VRDN, 0.21%, 10/3/13 (LOC: East West Bank and FHLB)	$1,200,000	$1,200,000
Charles K Blandin Foundation Rev., Series 2004 B, VRDN, 0.13%, 10/1/13 (LOC: Wells Fargo Bank N.A.)	930,000	930,000
City of Chicago Rev., (Uptown Preservation Apartments), VRDN, 0.12%, 10/3/13 (LOC: Bank of America N.A.)	1,960,000	1,960,000
City of Gary (Chemcoaters LLC), VRDN, 0.28%, 10/3/13 (LOC: American Bank & Trust and FHLB)	6,500,000	6,500,000
City of Hutchinson (Kroger Co.), VRDN, 0.14%, 10/3/13 (LOC: Bank of Nova Scotia)	1,000,000	1,000,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.17%, 10/2/13 (LOC: JPMorgan Chase Bank N.A.)	1,630,000	1,630,000
City of Montebello, COP, VRDN, 0.28%, 10/2/13 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement System)	5,475,000	5,475,000
City of New York GO, Series 1993 A-4, VRDN, 0.10%, 10/1/13 (LOC: Bayerische Landesbank)	3,500,000	3,500,000
City of New York GO, Series 1994 B, VRDN, 0.09%, 10/2/13 (LOC: Bayerische Landesbank)	1,700,000	1,700,000
City of North Vernon Rev., (Oak Meadows Apartments), VRDN, 0.23%, 10/2/13 (LOC: FHLB)	1,840,000	1,840,000
City of Plymouth (The Lake Apartments), VRDN, 0.10%, 10/3/13 (LOC: FHLMC)	5,715,000	5,715,000
City of Salinas, COP, (Fairways Golf), VRDN, 0.25%, 10/3/13 (LOC: Rabobank N.A. and Cooperative Centrale)	4,610,000	4,610,000
City of Shawnee (Simmons Co.), VRDN, 0.22%, 10/2/13 (LOC: Wells Fargo Bank N.A.)	910,000	910,000
City of Wright City Rev., (Watlow Process Systems, Inc.), VRDN, 0.22%, 10/3/13 (LOC: Bank of America N.A.)	900,000	900,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.11%, 10/1/13 (LOC: Bank of America N.A.)	1,220,000	1,220,000
Collier County Industrial Development Authority Rev., (Allete Inc.), VRDN, 0.12%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Colorado Educational & Cultural Facilities Authority Rev., (Telluride Mountain School), VRDN, 0.17%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	875,000	875,000
Colorado Housing & Finance Authority Economic Development, Series 2005 B, (Closet Factory), VRDN, 0.33%, 10/3/13 (LOC: Colorado Business Bank and FHLB)	745,000	745,000
Connecticut Housing Finance Authority Rev., Series 2009 A-1, VRDN, 0.07%, 10/1/13 (LOC: JPMorgan Chase Bank N.A.)	4,175,000	4,175,000
County of Buchanan, Series 2009 A, (Lifeline Foods, LLC), VRDN, 0.10%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	4,075,000	4,075,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.08%, 10/1/13	12,600,000	12,600,000
County of Lake (Rosewood Apartment), VRDN, 0.09%, 10/3/13 (LOC: FHLMC)	1,120,000	1,120,000
County of Lake Rev., (Northpoint Association LLC), VRDN, 0.12%, 10/2/13 (LOC: Northern Trust Company)	1,200,000	1,200,000
County of Will (BASF Corp.), VRDN, 0.23%, 10/2/13	1,700,000	1,700,000
Florida Housing Finance Corp. Rev., Series 2002 A-2, (Brentwood Apartments), VRDN, 0.16%, 10/3/13 (LOC: FNMA)	1,160,000	1,160,000

9

Principal Amount	Value

Forsyth Pollution Control Rev., Series 2007, (PacifiCorp. Project), VRDN, 0.06%, 10/1/13 (LOC: JPMorgan Chase Bank N.A.)	$1,100,000	$1,100,000
Idaho Housing & Finance Association Rev., (Traditions), VRDN, 0.18%, 10/2/13 (LOC: East West Bank and FHLMC) (SBBPA: FHLB)	1,100,000	1,100,000
Illinois Finance Authority Rev., (Murphy Machine Products, Inc.), VRDN, 0.22%, 10/3/13 (LOC: Bank of America N.A.)	2,030,000	2,030,000
Illinois Health Facilities Authority Rev., (Memorial Health System), VRDN, 0.08%, 10/1/13 (LOC: JPMorgan Chase Bank N.A.)	11,290,000	11,290,000
Lake County Industrial Development Authority Rev., (Senninger Irrigation), VRDN, 0.12%, 10/2/13 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
Lansing Economic Development Corp. (Accident Fund), VRDN, 0.18%, 10/3/13 (LOC: FHLB)	8,900,000	8,900,000
Lee County Housing Finance Authority Rev., Series 2002 B, (University Club Apartment), VRDN, 0.19%, 10/3/13 (LOC: FNMA)	920,000	920,000
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.11%, 10/1/13 (LOC: Bayerische Landesbank)	17,250,000	17,250,000
Long Island Power Authority Electric System Rev., Series 1998 A1, VRDN, 0.16%, 10/2/13 (LOC: Bayerische Landesbank)	8,800,000	8,800,000
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Hollybrook Enterprises LLC), VRDN, 0.17%, 10/3/13 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)	1,440,000	1,440,000
Maine State Housing Authority Mortgage Rev., Series 2005 G, VRDN, 0.11%, 10/3/13 (SBBPA: State Street Bank & Trust Co.)	3,100,000	3,100,000
Maine State Housing Authority Mortgage Rev., Series 2006 D3, VRDN, 0.11%, 10/3/13 (LOC: State Street Bank & Trust Co.)	3,000,000	3,000,000
Maricopa County Industrial Development Authority Rev., Series 2003 A, (Sonora Vista Apartments), VRDN, 0.22%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	1,245,000	1,245,000
Massachusetts Bay Transportation Authority Rev., (General Transportation System), VRDN, 0.08%, 10/2/13 (SBBPA: Landesbank Baden-Wurttemberg)	1,045,000	1,045,000
Massachusetts Development Finance Agency Rev., (Decas Cranberry Products Inc.), VRDN, 0.15%, 10/2/13 (LOC: TD Bank N.A.)	525,000	525,000
Massachusetts Housing Finance Agency Rev., Series 2009 B, VRDN, 0.22%, 10/2/13 (LOC: Bank of New York Mellon)	6,204,000	6,204,000
Meadow Springs Country Club Rev., VRDN, 0.17%, 10/3/13 (LOC: U.S. Bank N.A.)	925,000	925,000
Medford Hospital Facilities Authority Rev., (Rogue Valley Manor Project), VRDN, 0.08%, 10/1/13 (LOC: Bank of America N.A.)	2,025,000	2,025,000
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.22%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	1,575,000	1,575,000
Mississippi Business Finance Corp., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.20%, 10/3/13 (LOC: Trustmark National Bank and FHLB)	6,185,000	6,185,000
Missouri Development Finance Board Rev., Series 2000 B, (St. Louis Center), VRDN, 0.17%, 10/3/13 (LOC: U.S. Bank N.A.)	3,910,000	3,910,000

10

Principal Amount	Value

Mobile Industrial Development Board Solid Waste Disposal (Alabama Power-Barry Plant), VRDN, 0.08%, 10/1/13	$3,000,000	$3,000,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.11%, 10/1/13 (LOC: Bank of America N.A.)	840,000	840,000
Morgan Hill Redevelopment Agency, Tax Allocation, Series 2008 B, (Ojo de Agua Redevelopment Area), VRDN, 0.25%, 10/3/13 (LOC: Bank of Nova Scotia)	11,845,000	11,845,000
Moultrie-Colquitt Counties Development Authority (Kenda Properties LP), VRDN, 0.22%, 10/3/13 (LOC: Branch Banking & Trust)	2,210,000	2,210,000
Nassau County Industrial Development Agency Rev., (Seaview Realty Association), VRDN, 0.60%, 10/3/13 (LOC: Citibank N.A.)	1,425,000	1,425,000
Nassau Health Care Corp. Rev., Series 2009 A, VRDN, 0.15%, 10/2/13 (LOC: JPMorgan Chase Bank N.A.)	5,555,000	5,555,000
Nevada Housing Division Rev., (Multi Unit Housing), VRDN, 0.17%, 10/3/13 (LOC: Citibank N.A.)	1,065,000	1,065,000
Nevada Housing Division Rev., Series 1997 A, (Multi-Unit Housing), VRDN, 0.10%, 10/3/13 (LOC: U.S. Bank N.A. and FHLB)	2,000,000	2,000,000
Nevada Housing Division, Series 2002 B, (Multi-Unit Housing), VRDN, 0.21%, 10/3/13 (LOC: FNMA)	190,000	190,000
New Jersey Economic Development Authority Rev., Series 1999 B, (El Dorado Terminals), VRDN, 0.06%, 10/1/13 (LOC: Wells Fargo Bank N.A.)	2,100,000	2,100,000
New Jersey Economic Development Authority Rev., Series 2008 C, (Cascade Corporation), VRDN, 1.20%, 10/2/13 (LOC: Bank of America N.A.)	790,000	790,000
New York City Housing Development Corp. Rev., Series 2006 B, (Rivereast Apartments), VRDN, 0.13%, 10/2/13 (LOC: FHLMC)	3,220,000	3,220,000
New York City Housing Development Corp., Series 2003 A, (Upper East Lease Associations), VRDN, 0.13%, 10/2/13 (LOC: Landesbank Baden-Wurttemberg)	18,600,000	18,600,000
New York City Transitional Finance Authority Rev., Series 2001 B, (Future Tax Secured Bonds), VRDN, 0.10%, 10/1/13 (SBBPA: Landesbank Baden-Wurttemberg)	1,500,000	1,500,000
New York City Transitional Finance Authority Rev., Series 2002 1D, (Future Tax Secured Bonds), VRDN, 0.09%, 10/1/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,650,000	1,650,000
New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.10%, 10/1/13 (SBBPA: Landesbank Baden-Wurttemberg)	14,745,000	14,745,000
New York State Housing Finance Agency Rev., (West 37th Street), VRDN, 0.11%, 10/2/13 (LOC: FHLMC)	9,020,000	9,020,000
New York State Urban Development Corp. Rev., Series 2010 B, (Personal Income Tax) 2.03%, 12/15/13	3,400,000	3,411,728
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.08%, 10/1/13 (LOC: Bank of America N.A.)	8,715,000	8,715,000
North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.17%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	705,000	705,000
Pennsylvania Economic Development Financing Authority Rev., Series 1991 A, VRDN, 0.20%, 10/3/13 (LOC: PNC Bank N.A.)	1,065,000	1,065,000

11

Principal Amount	Value

Pennsylvania Economic Development Financing Authority Rev., Series 1994 C, (Delancey Corp.), VRDN, 0.20%, 10/3/13 (LOC: PNC Bank N.A.)	$600,000	$600,000
Pennsylvania Economic Development Financing Authority Rev., Series 2007 A1, VRDN, 0.16%, 10/3/13 (LOC: PNC Bank N.A.)	900,000	900,000
Philadelphia Authority for Industrial Development Rev., (Girard Estate Aramark), VRDN, 0.11%, 10/3/13 (LOC: JPMorgan Chase Bank N.A.)	1,150,000	1,150,000
Phoenix Industrial Development Authority Rev., Series 2002 A, (Centertree), VRDN, 0.10%, 10/3/13 (LOC: East West Bank and FHLB)	7,110,000	7,110,000
Port of Corpus Christi Authority of Nueces County Rev., (Flint Hills Resources), VRDN, 0.10%, 10/2/13 (GA: Flint Hills Resources LLC)	5,000,000	5,000,000
Putnam County Development Authority Rev., Series 1998, (Georgia Power Co.- Plant Branch), VRDN, 0.08%, 10/1/13	6,925,000	6,925,000
Putnam Hospital Center (Multi-Mode), VRDN, 0.16%, 10/2/13 (LOC: JPMorgan Chase Bank N.A.)	2,240,000	2,240,000
Rhode Island Housing & Mortgage Finance Corp. Multifamily Rev., (Fairfield University Heights), VRDN, 0.13%, 10/3/13 (LOC: FHLMC)	2,100,000	2,100,000
Riverside County Industrial Development Authority Rev., (Cryogenic), VRDN, 0.20%, 10/3/13 (LOC: Bank of America N.A.)	500,000	500,000
San Francisco City & County Multifamily Housing Rev., Series 2002 B, (Carter Terrace Apartments), VRDN, 0.12%, 10/3/13 (LOC: Citibank N.A.)	4,175,000	4,175,000
San Francisco City & County Redevelopment Agency Rev., Series 2002 D, (Derek Silva Community), VRDN, 0.12%, 10/3/13 (LOC: Citibank N.A.)	1,645,000	1,645,000
San Jose Financing Authority Rev., Series 2008 F, VRDN, 0.13%, 10/3/13 (LOC: Bank of America N.A.)	5,240,000	5,240,000
South Carolina Jobs-Economic Development Authority Rev., (Health Sciences Medical University), VRDN, 0.17%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	3,600,000	3,600,000
South Carolina State Housing Finance & Development Authority Rev., (Rocky Creek Apartments), VRDN, 0.12%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	7,135,000	7,135,000
South Dakota Housing Development Authority Rev., Series 2003 C-1, (Home Ownership Mortgage), VRDN, 0.15%, 10/3/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,000,000	1,000,000
St. Paul Port Authority Rev., (Public Radio), VRDN, 0.08%, 10/1/13 (LOC: JPMorgan Chase Bank N.A.)	720,000	720,000
St. Paul’s Episcopal Church Rev., VRDN, 0.18%, 10/2/13 (LOC: JPMorgan Chase Bank N.A.)	5,400,000	5,400,000
State of California Rev., Series 2013 A-2, 2.00%, 6/23/14	3,000,000	3,038,473
State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.10%, 10/2/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,945,000	4,945,000
State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.10%, 10/2/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,300,000	4,300,000
State of Texas GO, Series 2003 A, (Veterans Housing Fund), VRDN, 0.11%, 10/2/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	3,200,000	3,200,000

12

Principal Amount	Value

Town of Dover-Foxcroft Rev., (Pleasant River Lumber Company), VRDN, 0.19%, 10/3/13 (LOC: Cobank ACB and Wells Fargo Bank N.A.)	$870,000	$870,000
Washington Economic Development Finance Authority Rev., Series 2002 B, (B&H Dental Laboratory), VRDN, 0.13%, 10/3/13 (LOC: U.S. Bank N.A.)	1,320,000	1,320,000
Washington Economic Development Finance Authority, Series 1997 A, (Lyn-Tron Inc.), VRDN, 0.13%, 10/3/13 (LOC: U.S. Bank N.A.)	1,975,000	1,975,000
Washington Economic Development Finance Authority, Series 2006 G, (Wesmar Co., Inc.), VRDN, 0.33%, 10/3/13 (LOC: U.S. Bank N.A.)	1,305,000	1,305,000
Washington Economic Development Finance Authority, Series 2008 D, (Skagit Valley Publishing), VRDN, 0.22%, 10/3/13 (LOC: U.S. Bank N.A.)	2,820,000	2,820,000
Washington State Housing Finance Commission Rev., (Essex Wandering Creek LLC), VRDN, 0.12%, 10/2/13 (LOC: FHLMC)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., (Hamilton Place Apartments), VRDN, 0.12%, 10/3/13 (LOC: FNMA)	1,725,000	1,725,000
Washington State Housing Finance Commission Rev., (Silver Creek), VRDN, 0.11%, 10/3/13 (LOC: East West Bank and FHLB)	12,240,000	12,240,000
Washington State Housing Finance Commission Rev., (Traditions South), VRDN, 0.18%, 10/2/13 (LOC: East West Bank and FHLB)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., Series 2003 B, (Rosemont Apartments), VRDN, 0.19%, 10/3/13 (LOC: East West Bank and FHLB)	2,000,000	2,000,000
Washington State Housing Finance Commission Rev., Series 2004 B, (Renton Centre), VRDN, 0.19%, 10/3/13 (LOC: FNMA)	955,000	955,000
Washington State Housing Finance Commission Rev., Series 2004 B, (Silver Creek), VRDN, 0.17%, 10/3/13 (LOC: East West Bank and FHLB)	2,485,000	2,485,000
Washington State Housing Finance Commission Rev., Series 2005 A, (Vista Retirement), VRDN, 0.09%, 10/3/13 (LOC: East West Bank and FHLB)	12,200,000	12,200,000
Washington State Housing Finance Commission Rev., Series 2005 B, (Fairwinds), VRDN, 0.17%, 10/3/13 (LOC: East West Bank and FHLB)	3,700,000	3,700,000
West Memphis Public Facilities Board Rev., (Meadows 1998 Apartments LP), VRDN, 0.12%, 10/3/13 (LOC: FHLMC)	2,000,000	2,000,000
Wisconsin Health & Educational Facilities Authority Rev., (Meriter Hospital Inc.), VRDN, 0.08%, 10/1/13 (LOC: JPMorgan Chase Bank N.A.)	7,075,000	7,075,000
TOTAL MUNICIPAL SECURITIES		451,944,201
Corporate Bonds — 13.1%
2880 Stevens Creek LLC, VRDN, 0.27%, 10/2/13 (LOC: Bank of the West)	4,530,000	4,530,000
Bank of Nova Scotia, 2.375%, 12/17/13	1,400,000	1,406,436
Chipmatic/Ottawa Property Group, VRDN, 0.33%, 10/3/13 (LOC: Comerica Bank)	2,145,000	2,145,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.18%, 10/3/13 (LOC: FHLB)	7,927,000	7,927,000
D & I Properties LLC, VRDN, 0.13%, 10/2/13 (LOC: Wells Fargo Bank N.A.)	1,400,000	1,400,000
DCC Development Corp., VRDN, 0.18%, 10/3/13	4,400,000	4,400,000

13

Principal Amount	Value

EMF LLC, VRDN, 0.32%, 10/2/13 (LOC: Comerica Bank)	$4,395,000	$4,395,000
Fairfield North Texas Associates LP, VRDN, 0.18%, 10/3/13 (LOC: FHLB)	4,800,000	4,800,000
First Baptist Church of Opelika, VRDN, 0.20%, 10/4/13 (LOC: FHLB)	5,135,000	5,135,000
Flatley Hospitality LLC, VRDN, 0.18%, 10/3/13 (LOC: FHLB)	595,000	595,000
GFRE Holdings LLC, VRDN, 0.18%, 10/3/13 (LOC: FHLB)	1,555,000	1,555,000
Grace Community Church of Amarillo, VRDN, 0.22%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	1,670,000	1,670,000
Greenback San Juan Associates LP, VRDN, 0.16%, 10/3/13 (LOC: FHLB)	7,800,000	7,800,000
Hart Family Holdings LLC, VRDN, 0.15%, 10/3/13 (LOC: FHLB)	14,850,000	14,850,000
HHH Investment Co., VRDN, 0.27%, 10/2/13 (LOC: Bank of the West)	7,640,000	7,640,000
High Track LLC, VRDN, 0.18%, 10/2/13 (LOC: FHLB)	8,205,000	8,205,000
Labcon North America, VRDN, 0.44%, 10/2/13 (LOC: Bank of the West)	2,015,000	2,015,000
Lakeport Group LLC, VRDN, 0.31%, 10/2/13 (LOC: Union Bank N.A.)	4,035,000	4,035,000
Manse on Marsh LP, VRDN, 0.28%, 10/3/13 (LOC: FHLB)	10,740,000	10,740,000
Melair Associates LLC, VRDN, 0.39%, 10/3/13 (LOC: FHLB)	1,350,000	1,350,000
Ness Family Partners LP, VRDN, 0.44%, 10/2/13 (LOC: Bank of the West)	1,380,000	1,380,000
Norlan Partners LP, VRDN, 0.39%, 10/3/13 (LOC: FHLB)(2)	2,385,000	2,385,000
PepsiCo, Inc., 0.875%, 10/25/13	2,750,000	2,751,065
Portland Clinic LLP (The), VRDN, 0.14%, 10/2/13 (LOC: U.S. Bank N.A.)	11,075,000	11,075,000

	Principal Amount/ Shares	Value
Provence LLC, VRDN, 0.39%, 10/3/13 (LOC: FHLB)(2)	$3,475,000	$3,475,000
Relay Relay LLC, VRDN, 0.93%, 10/3/13 (LOC: FHLB)	6,655,000	6,655,000
Renaissance Anaheim Associates LP, VRDN, 0.16%, 10/3/13 (LOC: FHLB)	8,600,000	8,600,000
RMD Note Issue LLC, VRDN, 0.18%, 10/2/13 (LOC: FHLB)	165,000	165,000
Salvation Army (The), VRDN, 0.13%, 10/3/13 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Salvation Army (The), VRDN, 0.13%, 10/3/13 (LOC: Bank of New York Mellon)	2,000,000	2,000,000
Shell International Finance BV, 4.00%, 3/21/14 (LOC: Royal Dutch Shell, plc)	4,115,000	4,185,649
XTO Energy, Inc., 5.75%, 12/15/13	5,000,000	5,056,491
TOTAL CORPORATE BONDS		151,821,641
U.S. Government Agency Securities — 6.9%
Federal Farm Credit Bank, Series 1, VRN, 0.18%, 10/1/13	2,800,000	2,801,366
Federal Home Loan Bank, 0.10%, 12/20/13	35,000,000	34,998,514
Federal Home Loan Bank, 0.20%, 6/19/14	10,000,000	9,999,520
Federal Home Loan Bank, 0.17%, 8/20/14	15,000,000	14,998,407
Federal Home Loan Bank, 0.20%, 8/29/14	7,500,000	7,500,000
Federal Home Loan Bank, 0.17%, 9/12/14	10,000,000	9,998,345
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		80,296,152
Temporary Cash Investments — 0.1%
SSgA U.S. Government Money Market Fund	997,474	997,474
TOTAL INVESTMENT SECURITIES — 98.6%		1,142,321,324
OTHER ASSETS AND LIABILITIES — 1.4%		16,753,123
TOTAL NET ASSETS — 100.0%		$1,159,074,447

14

Notes to Schedule of Investments

COP = Certificates of Participation

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GA = Guaranty Agreement

GO = General Obligation

LOC = Letter of Credit

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)

Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $312,438,766, which represented 27.0% of total net assets. None of these securities were considered illiquid.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

SEPTEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,142,321,324
Receivable for investments sold	13,767,423
Receivable for capital shares sold	3,360,436
Interest receivable	262,427
1,159,711,610

Liabilities
Payable for capital shares redeemed	486,766
Accrued management fees	150,383
Dividends payable	14
637,163

Net Assets	$1,159,074,447

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	1,159,405,235

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$1,159,400,427
Accumulated net realized loss	(325,980)
$1,159,074,447

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,108,973

Expenses:
Management fees	2,541,131
Trustees’ fees and expenses	30,865
Other expenses	1,046
2,573,042
Fees waived	(1,520,268)
1,052,774

Net investment income (loss)	56,199

Net realized gain (loss) on investment transactions	2,278

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,477

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MARCH 31, 2013
Increase (Decrease) in Net Assets	September 30, 2013	March 31, 2013
Operations
Net investment income (loss)	$56,199	$101,205
Net realized gain (loss)	2,278	369
Net increase (decrease) in net assets resulting from operations	58,477	101,574

Distributions to Shareholders
From net investment income	(56,199)	(101,205)

Capital Share Transactions
Proceeds from shares sold	229,947,692	390,018,356
Proceeds from reinvestment of distributions	55,964	100,640
Payments for shares redeemed	(154,737,315)	(285,009,782)
Net increase (decrease) in net assets from capital share transactions	75,266,341	105,109,214

Net increase (decrease) in net assets	75,268,619	105,109,583

Net Assets
Beginning of period	1,083,805,828	978,696,245
End of period	$1,159,074,447	$1,083,805,828

Transactions in Shares of the Fund
Sold	229,947,692	390,018,356
Issued in reinvestment of distributions	55,964	100,640
Redeemed	(154,737,315)	(285,009,782)
Net increase (decrease) in shares of the fund	75,266,341	105,109,214

See Notes to Financial Statements.

18

Notes to Financial Statements

SEPTEMBER 30, 2013 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Premium Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objective is to earn the highest level of current income while preserving the value of your investment.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

19

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment manager), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1170% to 0.2300%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The effective annual management fee for the six months ended September 30, 2013 was 0.45% before waiver and 0.18% after waiver.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. Various funds in a series issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 38% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

4. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

20

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Commercial Paper	—	$457,261,856	—
Municipal Securities	—	451,944,201	—
Corporate Bonds	—	151,821,641	—
U.S. Government Agency Securities	—	80,296,152	—
Temporary Cash Investments	$997,474	—	—
Total Value of Investment Securities	$997,474	$1,141,323,850	—

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2013, the fund had accumulated short-term capital losses of $(328,258), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(327,622) and $(636) expire in 2017 and 2018, respectively.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2013(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.19%(4)	0.46%(4)	0.01%(4)	(0.26)%(4)	$1,159,074
2013	$1.00	—(3)	—(3)	$1.00	0.01%	0.29%	0.46%	0.01%	(0.16)%	$1,083,806
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.28%	0.46%	0.01%	(0.17)%	$978,696
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.38%	0.46%	0.01%	(0.07)%	$959,219
2010	$1.00	—(3)	—(3)	$1.00	0.25%	0.46%	0.47%	0.26%	0.25%	$989,075
2009	$1.00	0.02	(0.02)	$1.00	2.20%	0.47%	0.49%	2.18%	2.16%	$1,129,499

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2013 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

22

Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

23

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

24

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue

25

to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

26

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

28

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79792 1311

SEMIANNUAL REPORT     |     SEPTEMBER 30, 2013

Prime Money Market Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Notes to Financial Statements	18
Financial Highlights	22
Approval of Management Agreement	24
Additional Information	29

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Bond Yields and Stock Indices Soared Together Until September

U.S. government bond yields and stock indices traced roughly parallel upward paths during most of the six months ended September 30, 2013. The 10-year U.S. Treasury yield began the period at 1.85%, compressed in large part by the scale of the Federal Reserve’s (the Fed’s) bond-buying program ($85 billion of quantitative easing, or QE, each month).

Hints from the Fed that it might taper QE by year end sent bond yields soaring from early May to early September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before finishing the reporting period at 2.61%. Bond yields generally declined in September on weaker-than-expected economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the impending partial shutdown of the U.S. government.

Even with the September rally, bonds significantly underperformed stocks for the full reporting period. The 10-year Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market) returned –5.20% and –1.77%, respectively. By contrast, the S&P 500 Index gained 8.31% as the U.S. economy showed signs of attaining sustainable growth, fueled in part by Fed stimulus. Improvements in the housing and job markets helped trigger optimism, though their absolute numbers still fell short of pre-2008 levels.

Full recovery from 2008 remains a distant goal. Economic growth is still subpar compared with past recoveries, hampered further by the fiscal sequester and partial government shutdown. Faced with these challenges, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this uncertain environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of September 30, 2013
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BPRXX	0.01%(2)	0.01%(2)	0.24%(2)	1.64%(2)	2.95%(2)	11/17/93
A Class No sales charge* With sales charge*	ACAXX	0.01%(2) -0.99%(2)	0.01%(2) 0.01%(2)	0.20%(2) 0.20%(2)	1.49%(2) 1.49%(2)	2.10%(2) 2.10%(2)	8/28/98
B Class No sales charge* With sales charge*	BPMXX	0.01%(2) -4.99%(2)	0.01%(2) -3.99%(2)	0.10%(2) -0.10%(2)	1.11%(2) 1.11%(2)	1.07%(2) 1.07%(2)	1/31/03
C Class No sales charge* With sales charge*	ARCXX	0.01%(2) -0.99%(2)	0.01%(2) 0.01%(2)	0.13%(2) 0.13%(2)	1.23%(2) 1.23%(2)	1.12%(2) 1.12%(2)	5/7/02

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class and C Class shares may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee and/or distribution and service fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	A Class	B Class	C Class
0.58%	0.83%	1.58%	1.33%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

SEPTEMBER 30, 2013
7-Day Current Yields	Investor Class	A Class	B Class	C Class
After waiver(1)	0.01%	0.01%	0.01%	0.01%
Before waiver	-0.39%	-0.64%	-1.39%	-1.14%
7-Day Effective Yields	Investor Class	A Class	B Class	C Class
After waiver(1)	0.01%	0.01%	0.01%	0.01%
(1)Yields would have been lower if a portion of the management fee and/or distribution and service fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	57 days
Weighted Average Life	67 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	56%
31-90 days	24%
91-180 days	12%
More than 180 days	8%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period(1) 4/1/13 – 9/30/13	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$0.85	0.17%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.91	0.58%
A Class (after waiver)	$1,000	$1,000.10	$0.85	0.17%
A Class (before waiver)	$1,000	$1,000.10(2)	$4.16	0.83%
B Class (after waiver)	$1,000	$1,000.10	$0.85	0.17%
B Class (before waiver)	$1,000	$1,000.10(2)	$7.92	1.58%
C Class (after waiver)	$1,000	$1,000.10	$0.85	0.17%
C Class (before waiver)	$1,000	$1,000.10(2)	$6.67	1.33%
Hypothetical
Investor Class (after waiver)	$1,000	$1,024.22	$0.86	0.17%
Investor Class (before waiver)	$1,000	$1,022.16	$2.94	0.58%
A Class (after waiver)	$1,000	$1,024.22	$0.86	0.17%
A Class (before waiver)	$1,000	$1,020.91	$4.20	0.83%
B Class (after waiver)	$1,000	$1,024.22	$0.86	0.17%
B Class (before waiver)	$1,000	$1,017.15	$7.99	1.58%
C Class (after waiver)	$1,000	$1,024.22	$0.86	0.17%
C Class (before waiver)	$1,000	$1,018.40	$6.73	1.33%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee and/or distribution and service fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2013 (UNAUDITED)

	Principal Amount	Value
Commercial Paper(1) — 47.0%
Bank of Montreal, 0.17%, 1/14/14	$50,000,000	$ 50,000,000
Bank of Nova Scotia, 0.02%, 12/12/13	50,000,000	49,998,000
Barclays Bank PLC, 0.18%, 11/27/13(2)	50,000,000	49,985,750
Catholic Health Initiatives, 0.16%, 10/2/13	2,000,000	1,999,991
Catholic Health Initiatives, 0.17%, 11/7/13	5,000,000	4,999,126
Catholic Health Initiatives, 0.16%, 12/4/13	6,000,000	5,998,293
Chariot Funding LLC, 0.18%, 10/10/13(2)	25,000,000	24,998,875
Chariot Funding LLC, 0.24%, 1/21/14(2)	25,000,000	24,981,333
Chariot Funding LLC, 0.24%, 2/26/14(2)	7,000,000	6,993,093
Chariot Funding LLC, 0.24%, 2/27/14(2)	16,200,000	16,183,908
Chariot Funding LLC, 0.24%, 3/18/14(2)	24,000,000	23,973,120
Charta LLC, 0.20%, 10/11/13(2)	5,000,000	4,999,722
Charta LLC, 0.20%, 11/1/13(2)	20,000,000	19,996,556
Charta LLC, 0.16%, 11/7/13(2)	20,000,000	19,996,711
Charta LLC, 0.21%, 11/20/13(2)	1,150,000	1,149,665
City of Austin, 0.17%, 12/10/13 (LOC: JPMorgan Chase Bank N.A.)	2,007,000	2,006,337
City of Chicago, 0.17%, 1/14/14 (LOC: Wells Fargo Bank N.A.)	30,000,000	29,985,125
Coca-Cola Co., 0.23%, 4/17/14(2)	42,000,000	41,946,870
County of Oakland-Alameda, 0.23%, 11/1/13 (LOC: Bank of New York Mellon)	29,400,000	29,400,000
CRC Funding LLC, 0.20%, 11/14/13(2)	29,500,000	29,492,789
CRC Funding LLC, 0.18%, 11/15/13(2)	31,500,000	31,492,913
Crown Point Capital Co. LLC, 0.16%, 10/4/13(2)	35,000,000	34,999,533
General Electric Capital Corp., 0.15%, 11/27/13	45,000,000	44,989,312
Govco LLC, 0.19%, 10/10/13(2)	7,000,000	6,999,668
Govco LLC, 0.21%, 10/10/13(2)	38,000,000	37,998,005
Govco LLC, 0.16%, 11/12/13(2)	15,000,000	14,997,200
Govco LLC, 0.20%, 12/2/13(2)	49,375,000	49,357,993
Jupiter Securitization Co. LLC, 0.24%, 3/18/14(2)	50,000,000	49,944,000
Jupiter Securitization Co. LLC, 0.24%, 3/24/14(2)	25,000,000	24,971,000
Legacy Capital LLC, 0.15%, 10/25/13(2)	50,000,000	49,995,000
Lexington Parker Capital, 0.16%, 10/4/13(2)	35,000,000	34,999,533
Liberty Street Funding LLC, 0.18%, 12/2/13 (LOC: Bank of Nova Scotia)(2)	11,200,000	11,196,528
Old Line Funding LLC, 0.15%, 10/17/13 (LOC: Royal Bank of Canada)(2)	20,000,000	19,998,667
Old Line Funding LLC, 0.19%, 12/19/13 (LOC: Royal Bank of Canada)(2)	20,000,000	19,991,661
Old Line Funding LLC, 0.22%, 12/27/13 (LOC: Royal Bank of Canada)(2)	20,000,000	19,989,367
Royal Bank of Canada, 0.31%, 2/3/14	17,000,000	17,007,723
San Francisco City & County Public Utilities Commission, 0.10%, 11/7/13	24,000,000	24,000,000
San Francisco City & County Public Utilities Commission, 0.10%, 11/7/13	16,000,000	16,000,000
Thunder Bay Funding LLC, 0.20%, 10/10/13 (LOC: Royal Bank of Canada)(2)	51,000,000	50,997,450
Toronto-Dominion Bank (The), 0.16%, 10/17/13	55,000,000	55,000,000
Union Bank N.A., 0.15%, 11/5/13	50,000,000	50,000,000
University of California, 0.15%, 10/7/13	12,480,000	12,479,688
University of California, 0.16%, 10/17/13	10,000,000	9,999,289
University of California, 0.14%, 10/21/13	3,000,000	2,999,767
University of California, 0.17%, 11/19/13	11,000,000	10,997,455
TOTAL COMMERCIAL PAPER		1,140,487,016

7

Principal Amount	Value

Municipal Securities — 30.6%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.11%, 10/1/13 (LOC: Bank of America N.A.)	$ 2,640,000	$ 2,640,000
ABAG Finance Authority for Nonprofit Corps. Series 2001 B (Public Policy Institute), VRDN, 0.30%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Alameda County Industrial Development Authority (Autumn Press Inc.), VRDN, 0.10%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	1,652,000	1,652,000
Alameda County Industrial Development Authority (Segale Bros. Wood Products), VRDN, 0.25%, 10/3/13 (LOC: Bank of the West)	1,590,000	1,590,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.08%, 10/1/13	10,900,000	10,900,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.08%, 10/1/13	4,400,000	4,400,000
Burke County Development Authority Rev., (Georgia Power Company), VRDN, 0.08%, 10/1/13	6,700,000	6,700,000
California Pollution Control Financing Authority Rev., (Alameda County Industries), VRDN, 0.26%, 10/2/13 (LOC: Bank of the West)	2,570,000	2,570,000
Catawba County Industrial Facilities & Pollution Control Financing Authority Rev., (Von Drehle Properties LLC), VRDN, 0.15%, 10/3/13 (LOC: Branch Banking & Trust)	2,035,000	2,035,000
City of Chicago (Lufthansa German), VRDN, 0.14%, 10/2/13 (LOC: Bayerische Landesbank)	4,870,000	4,870,000
City of Chicago Rev., (Victoria Limited LLC Project), VRDN, 0.25%, 10/3/13 (LOC: Bank of America N.A.)	2,450,000	2,450,000
City of Fort Collins Rev., Series 2008 A, (LTD Liability Company), VRDN, 0.22%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	3,280,000	3,280,000
City of Indianapolis (Nora Pines Apartments), VRDN, 0.09%, 10/3/13 (LOC: FNMA)	9,275,000	9,275,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.17%, 10/2/13 (LOC: JPMorgan Chase Bank N.A.)	4,520,000	4,520,000
City of Kansas City Rev., Series 2009 D, (Chouteau I-35), VRDN, 0.17%, 10/2/13 (LOC: JPMorgan Chase Bank N.A.)	4,590,000	4,590,000
City of Oakdale Rev., (Housing Cottage Homesteads), VRDN, 0.10%, 10/3/13 (LOC: FHLMC)	2,900,000	2,900,000
City of Portland (Pension Buildings), VRDN, 0.21%, 10/2/13 (SBBPA: JPMorgan Chase Bank N.A.)	29,000,000	29,000,000
County of Buchanan, Series 2009 A, (Lifeline Foods, LLC), VRDN, 0.10%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	6,450,000	6,450,000
County of Carroll Rev., (Shelter System / DLH Obligated Group), VRDN, 0.15%, 10/3/13 (LOC: Branch Banking & Trust)	3,600,000	3,600,000
County of Cherokee Rev., (Oshkosh Truck Project), VRDN, 0.25%, 10/2/13 (LOC: Bank of America N.A.)	3,000,000	3,000,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.08%, 10/1/13	19,700,000	19,700,000
Davidson County Industrial Facilities & Pollution Control Financing Authority Rev., (Childress Winery LLC), VRDN, 0.15%, 10/3/13 (LOC: Branch Banking & Trust)	3,250,000	3,250,000
Florida Housing Finance Corp. Rev., Series 2004 B (Victoria Park Apartments), VRDN, 0.22%, 10/3/13 (LOC: FNMA)	2,400,000	2,400,000

8

	Principal Amount	Value
Forsyth Pollution Control Rev., Series 2007, (PacifiCorp. Project), VRDN, 0.06%, 10/1/13 (LOC: JPMorgan Chase Bank N.A.)	$ 3,800,000	$ 3,800,000
Harris County Cultural Education Facilities Finance Corp. Rev, Series 2008 C1, (Methodist Hospital System), VRDN, 0.05%, 10/1/13	16,500,000	16,500,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C2, (Methodist Hospital System), VRDN, 0.05%, 10/1/13	3,800,000	3,800,000
Harrisonburg Redevelopment & Housing Authority Multi-Family (Stoney Ridge/Dale Forest), VRDN, 0.12%, 10/3/13 (LOC: FHLMC)	5,100,000	5,100,000
Hawaii State Department of Budget & Finance Rev., (Wailuku River Hydroelectric Power), VRDN, 0.11%, 10/1/13 (LOC: Union Bank of California N.A.)	8,232,000	8,232,000
Houston County Development Authority Rev., (Clean Control Corporation), VRDN, 0.15%, 10/3/13 (LOC: Branch Banking & Trust)	1,225,000	1,225,000
Indiana Finance Authority Rev., (New Holland Dairy Leasing), VRDN, 0.39%, 10/3/13 (LOC: Bank of America N.A.)	1,000,000	1,000,000
Iowa Finance Authority Private College (Central College), VRDN, 0.08%, 10/1/13 (LOC: Wells Fargo Bank N.A.)	1,050,000	1,050,000
JJB Properties LLC (Rental Property), VRDN, 0.15%, 10/3/13 (LOC: Arvest Bank and FHLB)	3,950,000	3,950,000
Johnson City Health & Educational Facilities Board Rev., (Mountain Street), VRDN, 0.13%, 10/2/13 (LOC: U.S. Bank N.A.)	11,075,000	11,075,000
Kansas Development Finance Authority Rev., 2.23%, 3/1/14	2,300,000	2,318,236
Kentucky Higher Education Student Loan Corp. Rev., Series 2008 A1, VRDN, 0.09%, 10/2/13 (LOC: State Street Bank & Trust Co.)	22,000,000	22,000,000
Kentucky Housing Corp. Rev., Series 2006 T, (Taxable), VRDN, 0.36%, 10/2/13	8,665,000	8,665,000
King County Housing Authority (Auburn Court Apartments), VRDN, 0.09%, 10/3/13 (LOC: FNMA)	11,445,000	11,445,000
Lansing Economic Development Corp. (Accident Fund), VRDN, 0.18%, 10/3/13 (LOC: FHLB)	10,825,000	10,825,000
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.11%, 10/1/13 (LOC: Bayerische Landesbank)	21,840,000	21,840,000
Long Island Power Authority Electric System Rev., Series 1998 A1, VRDN, 0.16%, 10/2/13 (LOC: Bayerische Landesbank)	2,500,000	2,500,000
Louisiana Public Facilities Authority Rev., (Dynamic Fuels LLC), VRDN, 0.07%, 10/1/13 (LOC: JPMorgan Chase Bank N.A.)	15,365,000	15,365,000
Maine State Housing Authority Rev., Series 2004 B-3, VRDN, 0.11%, 10/3/13 (SBBPA: State Street Bank & Trust Co.)	5,000,000	5,000,000
Maine State Housing Authority Rev., Series 2005 D3, VRDN, 0.11%, 10/3/13 (SBBPA: State Street Bank & Trust Co.)	3,300,000	3,300,000
Maine State Housing Authority Rev., Series 2008 D, VRDN, 0.13%, 10/3/13 (SBBPA: Mellon Bank N.A.)	20,000,000	20,000,000
Maryland Community Development Administration Rev., Series 2008 C, (Multi-Family Development), VRDN, 0.09%, 10/3/13 (LOC: FHLMC)	5,875,000	5,875,000

9

Principal Amount	Value

Massachusetts Development Finance Agency Rev., (Worcester Polytechnic Institute), VRDN, 0.13%, 10/2/13 (LOC: TD Banknorth N.A.)	$ 3,025,000	$ 3,025,000
Massachusetts Water Resources Authority Rev., Series 1999 B, VRDN, 0.09%, 10/2/13 (LOC: Landesbank Hessen-Thuringen Girozentrale)	22,700,000	22,700,000
Metropolitan Washington Airports Authority Rev., Series 2009 D1, VRDN, 0.08%, 10/3/13 (LOC: TD Bank N.A.)	15,020,000	15,020,000
Miami-Dade County Industrial Development Authority Rev., (Ram Investments), VRDN, 0.16%, 10/3/13 (LOC: PNC Bank N.A.)	2,065,000	2,065,000
Michigan Strategic Fund Rev., (Consumers Energy Co.), VRDN, 0.08%, 10/2/13 (LOC: JPMorgan Chase Bank N.A.)	15,000,000	15,000,000
Michigan Strategic Fund Ltd. Obligation, (Orchestra Place), VRDN, 0.40%, 10/2/13 (LOC: Bank of America N.A.)	950,000	950,000
Mississippi Business Finance Corp., (Medical Development Properties LLC), VRDN, 0.20%, 10/3/13 (LOC: BancorpSouth Bank and FHLB)	4,390,000	4,390,000
Mississippi Business Finance Corp., Rev., Series 2007 B (Taxable Gulfport), VRDN, 0.19%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	2,195,000	2,195,000
Mississippi Business Finance Corp., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.20%, 10/3/13 (LOC: Trustmark National Bank and FHLB)	3,065,000	3,065,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.14%, 10/1/13 (LOC: Commerce Bank N.A.)	4,345,000	4,345,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.10%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	6,767,000	6,767,000
Montgomery County Industrial Development Authority Rev., Series 2007 B, (LaSalle College), VRDN, 0.20%, 10/3/13 (LOC: PNC Bank N.A.)	890,000	890,000
Nassau County Industrial Development Agency Continuing Care Rev., Series 2007 C (Amsterdam at Harborside), VRDN, 0.37%, 10/2/13 (LOC: Bank of America N.A.)	3,935,000	3,935,000
Nevada Housing Division Rev., (Vista Creek Apartments), VRDN, 0.07%, 10/3/13 (LOC: East West Bank and FHLB)	4,440,000	4,440,000
New Hampshire Business Finance Authority Rev., (Littleton Regional Hospital), VRDN, 0.07%, 10/1/13 (LOC: TD Banknorth N.A.)	14,750,000	14,750,000
New Mexico Hospital Equipment Loan Council Rev., Series 2010 B, (San Juan Regional Medical Center), VRDN, 0.17%, 10/2/13 (LOC: Wells Fargo Bank N.A.)	8,480,000	8,480,000
New York City Housing Development Corp. Rev., Series 2003 B, VRDN, 0.29%, 10/2/13 (LOC: Landesbank Baden-Wurttemberg)	1,700,000	1,700,000
New York City Housing Development Corp. Rev., Series 2006 B, VRDN, 0.09%, 10/2/13 (LOC: FNMA)	1,870,000	1,870,000
New York City Housing Development Corp., Series 2003 A, (Upper East Lease Associations), VRDN, 0.13%, 10/2/13 (LOC: Landesbank Baden-Wurttemberg)	10,900,000	10,900,000
New York City Transitional Finance Authority Rev., Series 2002 1D, (Future Tax Secured Bonds), VRDN, 0.09%, 10/1/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	2,665,000	2,665,000

10

Principal Amount	Value

New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.10%, 10/1/13 (SBBPA: Landesbank Baden-Wurttemberg)	$ 3,370,000	$ 3,370,000
New York State Housing Finance Agency Rev., Series 2007 B (316 Eleventh Avenue), VRDN, 0.09%, 10/2/13 (LOC: FNMA)	6,800,000	6,800,000
New York State Housing Finance Agency Rev., Series 2010 B (8 East 102nd Street), VRDN, 0.11%, 10/2/13 (LOC: TD Bank N.A.)	8,010,000	8,010,000
North Carolina Medical Care Commission Rev., (FirstHealth of the Carolinas, Inc.), VRDN, 0.11%, 10/2/13 (SBBPA: Branch Banking & Trust)	24,340,000	24,340,000
Northstar Student Loan Trust II Rev., (Adjustable Student Loan), VRDN, 0.13%, 10/3/13 (LOC: Royal Bank of Canada)	4,598,000	4,598,000
Oklahoma Development Finance Authority Health Facilities Rev., (Duncan Regional Hospital, Inc.), VRDN, 0.08%, 10/1/13 (LOC: JPMorgan Chase Bank N.A.)	6,300,000	6,300,000
Oregon State Facilities Authority, Series 2003 A, (Housing Vintage at Bend Apartments), VRDN, 0.10%, 10/3/13 (LOC: FNMA)	5,500,000	5,500,000
Oregon State Housing & Community Services Department, Series 2009 B1, (Pearl Family Housing), VRDN, 0.07%, 10/3/13 (LOC: U.S. Bank N.A.)	3,545,000	3,545,000
Osceola County Housing Finance Authority Rev., Series 2002 B (Regatta Bay Apartments), VRDN, 0.15%, 10/2/13 (LOC: FNMA)	1,210,000	1,210,000
Pennsylvania Economic Development Financing Authority (NHS-AVS LLC), VRDN, 0.07%, 10/1/13 (LOC: TD Bank N.A.)	8,830,000	8,830,000
Port Freeport (BASF Corp.), VRDN, 0.23%, 10/2/13	6,600,000	6,600,000
Port Freeport (Multi Mode-BASF Corp), VRDN, 0.23%, 10/2/13	4,000,000	4,000,000
Port of Corpus Christi Authority of Nueces County (Flint Hills Resources), VRDN, 0.10%, 10/2/13 (GA: Flint Hills Resources LLC)	10,000,000	10,000,000
Port of Corpus Christi Authority of Nueces County, Series 2002 A, (Flint Hillls Resources), VRDN, 0.08%, 10/2/13 (GA: Flint Hills Resources LLC)	15,000,000	15,000,000
Putnam County Development Authority Rev., Series 1996, (Georgia Power Co.- Plant Branch), VRDN, 0.08%, 10/1/13	8,000,000	8,000,000
Putnam County Development Authority Rev., Series 1998, (Georgia Power Co.- Plant Branch), VRDN, 0.08%, 10/1/13	6,800,000	6,800,000
San Francisco City & County Redevelopment Agency Rev., Series 1999 D, VRDN, 0.11%, 10/2/13 (LOC: FNMA)	2,600,000	2,600,000
Scranton Redevelopment Authority Rev., VRDN, 0.20%, 10/3/13 (LOC: PNC Bank N.A.)	5,880,000	5,880,000
Seminole County Industrial Development Authority Rev., (3100 Camp Rd. LLC), VRDN, 0.16%, 10/3/13 (LOC: PNC Bank N.A.)	2,465,000	2,465,000
Sheridan Redevelopment Agency Tax Allocation Rev., (South Santa Fe Drive), VRDN, 0.12%, 10/3/13 (LOC: JPMorgan Chase Bank N.A.)	10,000,000	10,000,000
South Dakota Health & Educational Facilities Authority Rev., (Regional Health, Inc.), VRDN, 0.08%, 10/1/13 (LOC: U.S. Bank N.A.)	33,370,000	33,370,000
South Dakota Housing Development Authority Rev., Series 2005 G, (Homeownership Mortgage), VRDN, 0.08%, 10/3/13	6,300,000	6,300,000

11

Principal Amount	Value

Southwestern Illinois Development Authority Rev., (Waste Management Inc.), VRDN, 0.12%, 10/3/13 (LOC: JPMorgan Chase Bank N.A.)	$ 3,700,000	$ 3,700,000
State of California Rev., Series 2013 A-2, 2.00%, 6/23/14	2,500,000	2,532,061
State of Texas GO, Series 2002 IB, (Veterans Housing), VRDN, 0.12%, 10/2/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	12,870,000	12,870,000
State of Texas GO, Series 2003 A, (Veterans Housing Fund), VRDN, 0.11%, 10/2/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,515,000	5,515,000
Town of Hillsborough COP, Series 2000 B, (Water & Sewer System), VRDN, 0.13%, 10/3/13 (SBBPA: JPMorgan Chase Bank N.A.)	6,100,000	6,100,000
University of California Rev., Series 2013 AG (Taxable General), 0.18%, 5/15/14	3,500,000	3,497,384
University of Kansas Hospital Authority (Health System), VRDN, 0.08%, 10/1/13 (LOC: U.S. Bank N.A.)	5,660,000	5,660,000
Washington State Housing Finance Commission (Vintage Chehalis Senior Living), VRDN, 0.10%, 10/3/13 (LOC: FNMA)	8,190,000	8,190,000
Washington State Housing Finance Commission Rev., (Merrill Gardens Queen Anne LLC), VRDN, 0.19%, 10/3/13 (LOC: FNMA)	1,005,000	1,005,000
Washington State Housing Finance Commission Rev., Series 2005 B (Taxable Cedar Ridge), VRDN, 0.15%, 10/3/13 (LOC: East West Bank and FHLB)	2,895,000	2,895,000
Washington State Housing Finance Commission Rev., Series 2005 B (The Lodge At Eagle Ridge), VRDN, 0.16%, 10/3/13 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
Washington State Housing Finance Commission, Series 1996 A, (Brittany Park LLC), VRDN, 0.10%, 10/3/13 (LOC: FNMA)	8,930,000	8,930,000
Washington State Housing Finance Commission, Series 2004 A (Vintage Burien Senior Living), VRDN, 0.10%, 10/3/13 (LOC: FNMA)	6,570,000	6,570,000
West Covina Public Financing Authority Rev., Series 1999, (Subordinate Lien), VRDN, 0.24%, 10/3/13 (LOC: Wells Fargo Bank N.A.)	1,840,000	1,840,000
Westchester County Healthcare Corp. Rev., Series 2010 D, (Senior Lien), VRDN, 0.12%, 10/2/13 (LOC: TD Bank N.A.)	5,500,000	5,500,000
Wisconsin Health & Educational Facilities Authority Rev, Series 2008 B, (ProHealth Care, Inc.), VRDN, 0.08%, 10/1/13 (LOC: JPMorgan Chase Bank N.A.)	13,190,000	13,190,000
Wisconsin Health & Educational Facilities Authority Rev., (Edgewood College), VRDN, 0.08%, 10/1/13 (LOC: U.S. Bank N.A.)	2,940,000	2,940,000
Wisconsin Health & Educational Facilities Authority Rev., (National Regency of New Berlin), VRDN, 0.08%, 10/1/13 (LOC: JPMorgan Chase Bank N.A.)	7,155,000	7,155,000
Wisconsin Health & Educational Facilities Authority Rev., Series 2007 A, (Fort Healthcare, Inc.), VRDN, 0.08%, 10/1/13 (LOC: JPMorgan Chase Bank N.A.)	2,365,000	2,365,000
Wisconsin Housing & Economic Development Authority Rev., Series 2007 D, (Taxable), VRDN, 0.45%, 10/2/13 (SBBPA: BNP Paribas Fortis SA/NV)	5,100,000	5,100,000

12

Principal Amount	Value

Wisconsin Housing & Economic Development Authority Rev., Series 2007 D, (Taxable), VRDN, 0.45%, 10/2/13 (SBBPA: BNP Paribas Fortis SA/NV)	$ 1,725,000	$ 1,725,000
TOTAL MUNICIPAL SECURITIES		742,446,681
Corporate Bonds — 12.5%
Bottling Group LLC, 5.00%, 11/15/13	5,955,000	5,989,841
Bottling Group LLC, 6.95%, 3/15/14 (LOC: PepsiCo, Inc.)	6,207,000	6,390,334
Calvert Crossing Golf Club LLC, VRDN, 0.21%, 10/3/13 (LOC: FHLB)	1,776,000	1,776,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.18%, 10/3/13 (LOC: FHLB)	19,383,000	19,383,000
General Electric Capital Corp., 2.10%, 1/7/14	19,844,000	19,941,911
General Electric Capital Corp., MTN, VRN, 0.90%, 10/3/13	5,000,000	5,017,650
Herman & Kittle Capital LLC, VRDN, 0.35%, 10/3/13 (LOC: FHLB)	1,205,000	1,205,000
HHH Investment Co., VRDN, 0.27%, 10/2/13 (LOC: Bank of the West)	6,560,000	6,560,000
High Track LLC, VRDN, 0.18%, 10/3/13 (LOC: FHLB)	2,400,000	2,400,000
International Business Machines Corp., 6.50%, 10/15/13	27,020,000	27,084,118
KDF Claremont LP, VRDN, 0.16%, 10/3/13 (LOC: FHLB)	12,500,000	12,500,000
Labcon North America, VRDN, 0.44%, 10/2/13 (LOC: Bank of the West)	1,640,000	1,640,000
Merck & Co., Inc., 5.30%, 12/1/13	64,578,000	65,119,971
Northcreek Church, VRDN, 0.35%, 10/3/13 (LOC: FHLB)	10,180,000	10,180,000
PepsiAmericas, Inc., 4.375%, 2/15/14 (LOC: PepsiCo, Inc.)	9,750,000	9,890,629
PepsiCo, Inc., 0.875%, 10/25/13	24,090,000	24,099,988
Providence Health & Services - Washington, VRDN, 0.16%, 10/3/13 (LOC: U.S. Bank N.A.)	5,950,000	5,950,000
RMD Note Issue LLC, VRDN, 0.18%, 10/2/13 (LOC: FHLB)	9,305,000	9,305,000
Saddleback Valley Community Church, VRDN, 0.11%, 10/3/13 (LOC: FHLB)	8,765,000	8,765,000
Salvation Army (The), VRDN, 0.13%, 10/3/13 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Salvation Army (The), VRDN, 0.13%, 10/3/13 (LOC: Bank of New York Mellon)	8,000,000	8,000,000
Shell International Finance BV, 4.00%, 3/21/14 (LOC: Royal Dutch Shell, plc)	19,130,000	19,455,550
Sidal Realty Co. LP, VRDN, 0.35%, 10/1/13 (LOC: Wells Fargo Bank N.A.)	6,350,000	6,350,000
Varenna Care Center LP, VRDN, 0.16%, 10/3/13 (LOC: FHLB)	8,765,000	8,765,000
XTO Energy, Inc., 5.75%, 12/15/13	10,000,000	10,112,981
TOTAL CORPORATE BONDS		303,381,973
U.S. Government Agency Securities — 8.0%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES — 3.1%
Federal Farm Credit Bank, VRN, 0.11%, 10/8/13	20,000,000	20,000,000
Federal Home Loan Bank, VRN, 0.12%, 10/5/13	25,000,000	25,000,000
Federal Home Loan Bank, VRN, 0.15%, 10/6/13	30,000,000	30,000,000
		75,000,000
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 4.9%
Federal Farm Credit Bank, 2.625%, 4/17/14	1,000,000	1,013,150
Federal Farm Credit Bank, 4.375%, 6/30/14	1,000,000	1,031,100
Federal Home Loan Bank, 0.375%, 1/29/14	500,000	500,415
Federal Home Loan Bank, 0.30%, 2/13/14	1,000,000	1,000,425
Federal Home Loan Bank, 3.75%, 3/14/14	1,000,000	1,015,957

13

Principal Amount	Value

Federal Home Loan Bank, 0.375%, 6/12/14	$ 500,000	$ 500,602
Federal Home Loan Bank, 2.50%, 6/13/14	1,000,000	1,016,073
Federal Home Loan Bank, 0.20%, 6/19/14	20,000,000	19,999,039
Federal Home Loan Bank, 0.17%, 8/20/14	35,000,000	34,996,283
Federal Home Loan Bank, 0.20%, 8/29/14	7,500,000	7,500,000
Federal Home Loan Bank, 0.125%, 9/3/14	30,000,000	29,984,097
Federal Home Loan Bank, 0.17%, 9/12/14	20,000,000	19,996,690
Federal National Mortgage Association, MTN, 5.12%, 10/9/13	1,000,000	1,001,079
		119,554,910
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		194,554,910

	Principal Amount/ Shares	Value
U.S. Treasury Securities — 1.3%
U.S. Treasury Notes, 2.625%, 7/31/14	$30,000,000	$ 30,609,867
Temporary Cash Investments — 0.1%
SSgA U.S. Government Money Market Fund	2,799,061	2,799,061
TOTAL INVESTMENT SECURITIES — 99.5%		2,414,279,508
OTHER ASSETS AND LIABILITIES — 0.5%		12,053,451
TOTAL NET ASSETS — 100.0%		$2,426,332,959

Notes to Schedule of Investments

COP = Certificates of Participation

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GA = Guaranty Agreement

GO = General Obligation

LOC = Letter of Credit

MTN = Medium Term Note

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)

Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $722,626,910, which represented 29.8% of total net assets. None of these securities were considered illiquid.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

SEPTEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,414,279,508
Receivable for investments sold	13,813,385
Receivable for capital shares sold	9,024,770
Interest receivable	2,936,480
2,440,054,143

Liabilities
Payable for investments purchased	5,028,286
Payable for capital shares redeemed	8,364,156
Accrued management fees	328,650
Dividends payable	92
13,721,184

Net Assets	$2,426,332,959

Net Assets Consist of:
Capital paid in	$2,427,000,323
Undistributed net investment income	18
Accumulated net realized loss	(667,382)
$2,426,332,959

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$2,178,133,379	2,178,778,998	$1.00
A Class	$239,064,717	239,098,598	$1.00
B Class	$505,651	506,037	$1.00
C Class	$8,629,212	8,630,284	$1.00

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,133,946

Expenses:
Management fees	6,711,618
Distribution and service fees:
A Class	255,556
B Class	3,040
C Class	30,242
Trustees’ fees and expenses	65,459
Other expenses	2,708
7,068,623
Fees waived	(5,044,647)
2,023,976

Net investment income (loss)	109,970

Net realized gain (loss) on investment transactions	40,045

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 150,015

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MARCH 31, 2013
Increase (Decrease) in Net Assets	September 30, 2013	March 31, 2013
Operations
Net investment income (loss)	$109,970	$211,959
Net realized gain (loss)	40,045	20,504
Net increase (decrease) in net assets resulting from operations	150,015	232,463

Distributions to Shareholders
From net investment income:
Investor Class	(99,463)	(198,290)
A Class	(10,096)	(13,021)
B Class	(22)	(63)
C Class	(389)	(585)
Decrease in net assets from distributions	(109,970)	(211,959)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	220,469,280	22,376,140

Net increase (decrease) in net assets	220,509,325	22,396,644

Net Assets
Beginning of period	2,205,823,634	2,183,426,990
End of period	$2,426,332,959	$2,205,823,634

Undistributed net investment income	$18	$18

See Notes to Financial Statements.

17

Notes to Financial Statements

SEPTEMBER 30, 2013 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objective is to earn the highest level of current income while preserving the value of your investment.

The fund offers the Investor Class, the A Class, the B Class and the C Class. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2370% to 0.3500%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class and C Class. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. This fee waiver may be revised or terminated at any time without notice. The total amount of the waiver for each class for the six months ended September 30, 2013 was $4,322,052, $416,149, $1,223 and $16,385 for the Investor Class, A Class, B Class and C Class, respectively. The effective annual management fee before waiver for each class for the six months ended September 30, 2013 was 0.57%. The effective annual management fee after waiver for each class for the six months ended September 30, 2013 was 0.17%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2013 are detailed in the Statement of Operations.

In order to maintain a positive yield, all or a portion of the distribution and/or service fee may voluntarily be waived on a daily basis. The fee waiver may be revised or terminated at any time without notice. For the A Class, B Class, and C Class for the six months ended September 30, 2013, the total amount of the waiver was $255,556, $3,040 and $30,242, respectively, and the effective annual distribution and service fee after waiver was 0.00% for each class.

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Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. ACIM owns 11% of the fund’s outstanding shares. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 6% of the shares of the fund.

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2013		Year ended March 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	846,574,754	$846,574,754	1,470,230,960	$1,470,230,960
Issued in reinvestment of distributions	98,809	98,809	198,290	198,290
Redeemed	(699,929,544)	(699,929,544)	(1,519,628,655)	(1,519,628,655)
	146,744,019	146,744,019	(49,199,405)	(49,199,405)
A Class
Sold	189,608,942	189,608,942	158,447,790	158,447,790
Issued in reinvestment of distributions	10,037	10,037	12,846	12,846
Redeemed	(117,130,070)	(117,130,070)	(88,009,717)	(88,009,717)
	72,488,909	72,488,909	70,450,919	70,450,919
B Class
Sold	12,309	12,309	225,933	225,933
Issued in reinvestment of distributions	22	22	55	55
Redeemed	(164,278)	(164,278)	(610,906)	(610,906)
	(151,947)	(151,947)	(384,918)	(384,918)
C Class
Sold	5,000,093	5,000,093	5,720,205	5,720,205
Issued in reinvestment of distributions	369	369	569	569
Redeemed	(3,612,163)	(3,612,163)	(4,211,230)	(4,211,230)
	1,388,299	1,388,299	1,509,544	1,509,544
Net increase (decrease)	220,469,280	$220,469,280	22,376,140	$ 22,376,140

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

20

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Commercial Paper	—	$1,140,487,016	—
Municipal Securities	—	742,446,681	—
Corporate Bonds	—	303,381,973	—
U.S. Government Agency Securities	—	194,554,910	—
U.S. Treasury Securities	—	30,609,867	—
Temporary Cash Investments	$2,799,061	—	—
Total Value of Investment Securities	$2,799,061	$2,411,480,447	—

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2013, the fund had accumulated short-term capital losses of $(707,427), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2017	2018	Unlimited (Short-Term)
$(459,307)	$(16,038)	$(232,082)

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
								Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return(1)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Net Assets, End of Period (in thousands)
Investor Class
2013(2)	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.17	%(4)	0.58	%(4)	0.01	%(4)	(0.40	)%(4)	$2,178,133
2013	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.23%		0.58%		0.01%		(0.34)%		$2,031,353
2012	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.25%		0.58%		0.01%		(0.32)%		$2,080,533
2011	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.36%		0.58%		0.01%		(0.21)%		$2,129,346
2010	$1.00	—	(3)	—	(3)	$1.00	0.20%	0.50%		0.59%		0.21%		0.12%		$2,437,700
2009	$1.00	0.02		(0.02)		$1.00	2.19%	0.57%		0.61%		2.16%		2.12%		$2,769,906
A Class
2013(2)	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.17	%(4)	0.83	%(4)	0.01	%(4)	(0.65	)%(4)	$239,065
2013	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.23%		0.83%		0.01%		(0.59)%		$166,572
2012	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.25%		0.83%		0.01%		(0.57)%		$96,120
2011	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.36%		0.83%		0.01%		(0.46)%		$96,777
2010	$1.00	—	(3)	—	(3)	$1.00	0.10%	0.62%		0.84%		0.09%		(0.13)%		$115,082
2009	$1.00	0.02		(0.02)		$1.00	1.94%	0.82%		0.86%		1.91%		1.87%		$181,371

22

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
								Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return(1)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Net Assets, End of Period (in thousands)
B Class
2013(2)	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.17	%(4)	1.58	%(4)	0.01	%(4)	(1.40	)%(4)	$506
2013	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.23%		1.58%		0.01%		(1.34)%		$658
2012	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.25%		1.58%		0.01%		(1.32)%		$1,043
2011	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.36%		1.58%		0.01%		(1.21)%		$1,246
2010	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.74%		1.59%		(0.03)%		(0.88)%		$1,765
2009	$1.00	0.01		(0.01)		$1.00	1.19%	1.55%		1.61%		1.18%		1.12%		$3,189
C Class
2013(2)	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.17	%(4)	1.33	%(4)	0.01	%(4)	(1.15	)%(4)	$8,629
2013	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.23%		1.33%		0.01%		(1.09)%		$7,241
2012	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.25%		1.33%		0.01%		(1.07)%		$5,731
2011	$1.00	—	(3)	—	(3)	$1.00	0.01%	0.36%		1.33%		0.01%		(0.96)%		$2,806
2010	$1.00	—	(3)	—	(3)	$1.00	0.02%	0.74%		1.34%		(0.03)%		(0.63)%		$2,575
2009	$1.00	0.01		(0.01)		$1.00	1.44%	1.32%		1.36%		1.41%		1.37%		$5,602

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2013 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

23

Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

24

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

25

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

26

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

27

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

28

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

29

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79793 1311

SEMIANNUAL REPORT     |     SEPTEMBER 30, 2013

Short Duration Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	19
Statement of Operations	20
Statement of Changes in Net Assets	21
Notes to Financial Statements	22
Financial Highlights	29
Approval of Management Agreement	32
Additional Information	37

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

         Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Bond Yields and Stock Indices Soared Together Until September

U.S. government bond yields and stock indices traced roughly parallel upward paths during most of the six months ended September 30, 2013. The 10-year U.S. Treasury yield began the period at 1.85%, compressed in large part by the scale of the Federal Reserve’s (the Fed’s) bond-buying program ($85 billion of quantitative easing, or QE, each month).

Hints from the Fed that it might taper QE by year end sent bond yields soaring from early May to early September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before finishing the reporting period at 2.61%. Bond yields generally declined in September on weaker-than-expected economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the impending partial shutdown of the U.S. government.

Even with the September rally, bonds significantly underperformed stocks for the full reporting period. The 10-year Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market) returned –5.20% and –1.77%, respectively. By contrast, the S&P 500 Index gained 8.31% as the U.S. economy showed signs of attaining sustainable growth, fueled in part by Fed stimulus. Improvements in the housing and job markets helped trigger optimism, though their absolute numbers still fell short of pre-2008 levels.

Full recovery from 2008 remains a distant goal. Economic growth is still subpar compared with past recoveries, hampered further by the fiscal sequester and partial government shutdown. Faced with these challenges, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this uncertain environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of September 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACSNX	-0.33%	0.11%	2.93%	3.52%	11/30/06
Barclays U.S. 1-3 Year Government/Credit Bond Index	—	0.27%	0.62%	2.52%	3.17%	—
Institutional Class	ACSUX	-0.23%	0.31%	3.14%	3.73%	11/30/06
A Class No sales charge* With sales charge*	ACSQX	-0.46% -2.67%	-0.14% -2.36%	2.68% 2.22%	3.26% 2.92%	11/30/06
C Class No sales charge* With sales charge*	ACSKX	-0.86% -1.85%	-0.89% -0.89%	1.89% 1.89%	2.49% 2.49%	11/30/06
R Class	ACSPX	-0.68%	-0.39%	2.40%	3.00%	11/30/06

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.60%	0.40%	0.85%	1.60%	1.10%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2013
Portfolio at a Glance
Average Duration (effective)	1.7 years
Weighted Average Life	2.0 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	43.0%
U.S. Treasury Securities	33.7%
Collateralized Mortgage Obligations	7.4%
Commercial Mortgage-Backed Securities	4.5%
U.S. Government Agency Mortgage-Backed Securities	3.6%
Municipal Securities	2.4%
Sovereign Governments and Agencies	0.5%
Asset-Backed Securities	0.4%
U.S. Government Agency Securities	0.2%
Temporary Cash Investments	4.7%
Other Assets and Liabilities	(0.4)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period(1) 4/1/13 – 9/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$996.70	$3.00	0.60%
Institutional Class	$1,000	$997.70	$2.00	0.40%
A Class	$1,000	$995.40	$4.25	0.85%
C Class	$1,000	$991.40	$7.99	1.60%
R Class	$1,000	$993.20	$5.50	1.10%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
Institutional Class	$1,000	$1,023.06	$2.03	0.40%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%
R Class	$1,000	$1,019.55	$5.57	1.10%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2013 (UNAUDITED)

	Principal Amount	Value
Corporate Bonds — 43.0%
AUTOMOBILES — 2.0%
American Honda Finance Corp., 1.85%, 9/19/14(1)	$1,000,000	$1,013,840
American Honda Finance Corp., 1.00%, 8/11/15(1)	1,000,000	1,005,045
Daimler Finance North America LLC, 1.30%, 7/31/15(1)	750,000	753,707
Daimler Finance North America LLC, 1.25%, 1/11/16(1)	1,000,000	1,000,646
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	1,000,000	1,000,000
Ford Motor Credit Co. LLC, 3.875%, 1/15/15	2,000,000	2,069,316
Ford Motor Credit Co. LLC, 2.50%, 1/15/16	1,000,000	1,020,295
Toyota Motor Credit Corp., 0.875%, 7/17/15	1,000,000	1,007,461
Toyota Motor Credit Corp., MTN, 1.25%, 11/17/14	1,000,000	1,010,796
Volkswagen International Finance NV, 1.625%, 3/22/15(1)	400,000	405,307
		10,286,413
BEVERAGES — 1.3%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	2,000,000	2,010,078
Coca-Cola Enterprises, Inc., 1.125%, 11/12/13	1,000,000	1,000,733
PepsiCo, Inc., 0.80%, 8/25/14	1,400,000	1,405,054
PepsiCo, Inc., 0.70%, 8/13/15	1,000,000	1,001,927
SABMiller Holdings, Inc., 1.85%, 1/15/15(1)	1,000,000	1,012,787
		6,430,579
BIOTECHNOLOGY — 0.2%
Amgen, Inc., 1.875%, 11/15/14	1,250,000	1,267,769
BUILDING PRODUCTS — 0.1%
Masco Corp., 6.125%, 10/3/16	550,000	611,187
CAPITAL MARKETS — 0.1%
Mellon Funding Corp., 5.00%, 12/1/14	500,000	522,455
CHEMICALS — 0.7%
Ashland, Inc., 3.00%, 3/15/16	1,000,000	1,020,000
Ecolab, Inc., 2.375%, 12/8/14	1,000,000	1,019,467
Ecolab, Inc., 1.00%, 8/9/15	330,000	330,327
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	900,000	936,000
		3,305,794
COMMERCIAL BANKS — 3.9%
Bank of Nova Scotia, 2.375%, 12/17/13	460,000	462,126
Bank of Nova Scotia, 1.85%, 1/12/15	1,000,000	1,017,832
Barclays Bank plc, 5.00%, 9/22/16	800,000	883,702
BB&T Corp., MTN, 5.70%, 4/30/14	500,000	515,495
Capital One Financial Corp., 2.125%, 7/15/14	1,300,000	1,314,706
Capital One Financial Corp., 1.00%, 11/6/15	1,000,000	995,556
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/15	500,000	512,527
Fifth Third Bancorp, 3.625%, 1/25/16	1,000,000	1,055,784
HSBC Bank plc, 3.50%, 6/28/15(1)	500,000	523,352
HSBC Bank plc, 3.10%, 5/24/16(1)	1,000,000	1,052,490
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	500,000	557,952
PNC Funding Corp., 3.625%, 2/8/15	740,000	768,503
Royal Bank of Canada, MTN, 1.45%, 10/30/14	1,300,000	1,315,202
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	1,300,000	1,388,990
Sumitomo Mitsui Banking Corp., 1.45%, 7/19/16	1,000,000	1,005,447
US Bank N.A., 6.30%, 2/4/14	1,000,000	1,020,297
Wachovia Bank N.A., 5.00%, 8/15/15	1,500,000	1,610,504
Wachovia Bank N.A., MTN, 5.60%, 3/15/16	2,400,000	2,652,902
Wells Fargo & Co., 3.68%, 6/15/16	1,000,000	1,066,673
		19,720,040
COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Waste Management, Inc., 2.60%, 9/1/16	1,000,000	1,034,373

7

Principal Amount	Value

COMMUNICATIONS EQUIPMENT — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	$300,000	$296,104
COMPUTERS AND PERIPHERALS — 0.6%
Dell, Inc., 2.30%, 9/10/15	210,000	210,134
Hewlett-Packard Co., 2.65%, 6/1/16	1,500,000	1,539,240
Seagate HDD Cayman, 6.875%, 5/1/20	1,000,000	1,100,000
		2,849,374
CONSUMER FINANCE — 1.0%
American Express Credit Corp., MTN, 1.75%, 6/12/15	2,000,000	2,037,434
Credit Suisse (New York), 5.50%, 5/1/14	380,000	391,289
John Deere Capital Corp., 0.95%, 6/29/15	1,000,000	1,006,986
John Deere Capital Corp., MTN, 1.25%, 12/2/14	500,000	505,269
SLM Corp., MTN, 5.00%, 10/1/13	420,000	420,000
SLM Corp., MTN, 6.25%, 1/25/16	500,000	534,375
		4,895,353
CONTAINERS AND PACKAGING — 0.2%
Ball Corp., 6.75%, 9/15/20	1,000,000	1,086,250
DIVERSIFIED FINANCIAL SERVICES — 6.9%
Ally Financial, Inc., 4.50%, 2/11/14	1,000,000	1,011,610
Ally Financial, Inc., 8.30%, 2/12/15	210,000	226,800
Bank of America Corp., 4.50%, 4/1/15	3,260,000	3,425,054
Bank of America Corp., 3.75%, 7/12/16	1,500,000	1,590,915
Caterpillar Financial Services Corp., MTN, 1.10%, 5/29/15	1,000,000	1,008,625
Citigroup, Inc., 6.01%, 1/15/15	3,000,000	3,192,525
Citigroup, Inc., 4.875%, 5/7/15	500,000	525,252
Citigroup, Inc., 4.75%, 5/19/15	850,000	899,967
Citigroup, Inc., 1.25%, 1/15/16	1,000,000	999,976
Citigroup, Inc., 3.95%, 6/15/16	2,000,000	2,130,902
General Electric Capital Corp., 2.15%, 1/9/15	3,500,000	3,573,906
General Electric Capital Corp., 1.00%, 12/11/15	2,000,000	2,003,640
General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,000,000	1,087,398
Goldman Sachs Group, Inc. (The), 5.00%, 10/1/14	1,000,000	1,042,174
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	400,000	420,898
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	2,700,000	2,843,759
JPMorgan Chase & Co., 3.45%, 3/1/16	1,000,000	1,053,776
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,575,237
JPMorgan Chase & Co., MTN, 1.875%, 3/20/15	2,000,000	2,032,234
Morgan Stanley, 2.875%, 1/24/14	800,000	805,422
Morgan Stanley, 1.75%, 2/25/16	1,000,000	1,005,598
Morgan Stanley, MTN, 6.00%, 4/28/15	2,000,000	2,146,656
		34,602,324
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc., 2.50%, 8/15/15	1,000,000	1,030,569
AT&T, Inc., 0.80%, 12/1/15	1,000,000	997,741
Deutsche Telekom International Finance BV, 3.125%, 4/11/16(1)	1,000,000	1,041,060
Orange SA, 2.125%, 9/16/15	730,000	741,635
Telecom Italia Capital SA, 5.25%, 11/15/13	500,000	502,274
Telefonica Emisiones SAU, 3.73%, 4/27/15	500,000	515,916
Verizon Communications, Inc., 1.95%, 3/28/14	1,000,000	1,006,313
Verizon Communications, Inc., 1.25%, 11/3/14	1,000,000	1,006,187
Verizon Communications, Inc., 2.50%, 9/15/16	3,000,000	3,094,959
		9,936,654
ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 7.75%, 10/15/15	670,000	747,050
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	500,000	568,750
ENERGY EQUIPMENT AND SERVICES — 0.4%
Ensco plc, 3.25%, 3/15/16	1,000,000	1,044,624
Transocean, Inc., 5.05%, 12/15/16	800,000	877,572
		1,922,196

8

Principal Amount	Value

FOOD AND STAPLES RETAILING — 0.3%
Dollar General Corp., 4.125%, 7/15/17	$200,000	$212,775
Walgreen Co., 1.00%, 3/13/15	1,500,000	1,505,037
		1,717,812
FOOD PRODUCTS — 1.3%
ConAgra Foods, Inc., 1.30%, 1/25/16	1,000,000	1,001,793
General Mills, Inc., 0.875%, 1/29/16	500,000	500,161
Kraft Foods Group, Inc., 1.625%, 6/4/15	2,000,000	2,032,130
Mondelez International, Inc., 4.125%, 2/9/16	1,865,000	1,992,766
Tyson Foods, Inc., 6.60%, 4/1/16	750,000	841,520
		6,368,370
GAS UTILITIES — 1.4%
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	800,000	851,114
Enterprise Products Operating LLC, 5.60%, 10/15/14	1,000,000	1,051,260
Enterprise Products Operating LLC, 1.25%, 8/13/15	670,000	673,875
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	500,000	504,360
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	1,250,000	1,316,865
TransCanada PipeLines Ltd., 0.875%, 3/2/15	1,500,000	1,505,254
Williams Partners LP, 3.80%, 2/15/15	1,300,000	1,349,894
		7,252,622
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.4%
Biomet, Inc., 6.50%, 8/1/20	855,000	887,062
Covidien International Finance SA, 1.35%, 5/29/15	1,000,000	1,010,253
		1,897,315
HEALTH CARE PROVIDERS AND SERVICES — 1.1%
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	855,000	849,656
Express Scripts Holding Co., 2.75%, 11/21/14	750,000	766,500
Express Scripts Holding Co., 2.10%, 2/12/15	1,500,000	1,524,532
Healthsouth Corp., 8.125%, 2/15/20	815,000	891,406
UnitedHealth Group, Inc., 0.85%, 10/15/15	1,000,000	1,003,110
Universal Health Services, Inc., 7.125%, 6/30/16	290,000	325,163
		5,360,367
HOTELS, RESTAURANTS AND LEISURE — 0.3%
Carnival Corp., 1.20%, 2/5/16	650,000	646,409
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	650,000	732,875
		1,379,284
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc., 3.625%, 2/15/18	1,000,000	988,750
Lennar Corp., 4.75%, 12/15/17	1,000,000	1,032,500
		2,021,250
HOUSEHOLD PRODUCTS — 0.2%
Jarden Corp., 7.50%, 1/15/20	1,000,000	1,088,750
INDUSTRIAL CONGLOMERATES — 0.3%
General Electric Co., 0.85%, 10/9/15	1,000,000	1,002,884
Tyco Electronics Group SA, 1.60%, 2/3/15	500,000	503,923
		1,506,807
INSURANCE — 1.2%
American International Group, Inc., 4.875%, 9/15/16	1,000,000	1,096,394
Berkshire Hathaway Finance Corp., 1.50%, 1/10/14	1,000,000	1,003,056
Berkshire Hathaway, Inc., 0.80%, 2/11/16	1,000,000	1,001,844
Hartford Financial Services Group, Inc., 4.00%, 3/30/15	410,000	427,321
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	400,000	443,361
International Lease Finance Corp., 4.875%, 4/1/15	600,000	622,840
MetLife, Inc., 2.375%, 2/6/14	500,000	503,627
Metropolitan Life Global Funding I, 1.70%, 6/29/15(1)	1,000,000	1,014,016
		6,112,459

9

Principal Amount	Value

IT SERVICES — 0.6%
Computer Sciences Corp., 2.50%, 9/15/15	$1,000,000	$1,024,087
International Business Machines Corp., 0.875%, 10/31/14	2,000,000	2,013,504
		3,037,591
LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Thermo Fisher Scientific, Inc., 2.05%, 2/21/14	1,000,000	1,005,056
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	1,200,000	1,251,000
		2,256,056
MACHINERY — 0.2%
Caterpillar, Inc., 0.95%, 6/26/15	1,000,000	1,005,227
MEDIA — 2.9%
Comcast Corp., 5.30%, 1/15/14	1,560,000	1,581,994
Comcast Corp., 5.90%, 3/15/16	500,000	559,265
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	1,500,000	1,559,398
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.50%, 3/1/16	1,295,000	1,351,049
Discovery Communications LLC, 3.70%, 6/1/15	500,000	523,233
DISH DBS Corp., 7.00%, 10/1/13	750,000	750,000
DISH DBS Corp., 7.125%, 2/1/16	500,000	550,625
Embarq Corp., 7.08%, 6/1/16	1,000,000	1,125,727
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14	410,000	430,500
Lamar Media Corp., 9.75%, 4/1/14	250,000	260,625
NBCUniversal Media LLC, 2.10%, 4/1/14	1,220,000	1,230,010
Time Warner, Inc., 3.15%, 7/15/15	1,250,000	1,301,771
Univision Communications, Inc., 6.875%, 5/15/19(1)	850,000	913,750
Viacom, Inc., 4.375%, 9/15/14	1,500,000	1,548,818
Virgin Media Secured Finance plc, 6.50%, 1/15/18	1,000,000	1,043,750
		14,730,515
METALS AND MINING — 0.8%
ArcelorMittal, 4.25%, 2/25/15	1,100,000	1,130,250
Barrick Gold Corp., 1.75%, 5/30/14	1,000,000	1,003,794
Glencore Funding LLC, 1.70%, 5/27/16(1)	1,000,000	986,150
Xstrata Canada Financial Corp., 2.85%, 11/10/14(1)	1,000,000	1,015,300
		4,135,494
MULTI-UTILITIES — 1.7%
Calpine Corp., 7.875%, 7/31/20(1)	1,000,000	1,082,500
CMS Energy Corp., 4.25%, 9/30/15	530,000	559,076
Commonwealth Edison Co., 1.625%, 1/15/14	980,000	983,542
Dominion Resources, Inc., 2.25%, 9/1/15	1,000,000	1,027,526
DPL, Inc., 6.50%, 10/15/16	500,000	532,500
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	1,000,000	1,005,829
NextEra Energy Capital Holdings, Inc., 1.34%, 9/1/15	1,000,000	1,004,019
Pacific Gas & Electric Co., 6.25%, 12/1/13	1,000,000	1,008,933
Sempra Energy, 2.00%, 3/15/14	1,163,000	1,170,478
		8,374,403
MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	800,000	903,996
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 4.25%, 2/15/15	500,000	521,540
OIL, GAS AND CONSUMABLE FUELS — 2.6%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	240,000	201,600
Anadarko Petroleum Corp., 5.75%, 6/15/14	600,000	620,227
Anadarko Petroleum Corp., 5.95%, 9/15/16	400,000	449,558
BP Capital Markets plc, 3.20%, 3/11/16	1,000,000	1,050,621
Chevron Corp., 0.89%, 6/24/16	1,000,000	1,004,797
CNOOC Finance 2013 Ltd., 1.125%, 5/9/16	1,000,000	990,195
Encana Corp., 4.75%, 10/15/13	1,000,000	1,001,218

10

	Principal Amount	Value
EOG Resources, Inc., 2.95%, 6/1/15	$400,000	$415,541
Marathon Petroleum Corp., 3.50%, 3/1/16	985,000	1,035,284
Peabody Energy Corp., 7.375%, 11/1/16	400,000	449,000
Petrobras Global Finance BV, 2.00%, 5/20/16	1,000,000	996,243
Petrobras International Finance Co. – Pifco, 2.875%, 2/6/15	1,000,000	1,017,064
Petrohawk Energy Corp., 7.875%, 6/1/15	1,000,000	1,020,358
Phillips 66, 1.95%, 3/5/15	1,000,000	1,015,576
Plains Exploration & Production Co., 6.125%, 6/15/19	1,000,000	1,072,853
Total Capital International SA, 1.00%, 8/12/16	1,000,000	1,003,353
		13,343,488
PERSONAL PRODUCTS — 0.5%
Procter & Gamble Co. (The), 0.70%, 8/15/14	1,300,000	1,304,620
Procter & Gamble Co. (The), 4.85%, 12/15/15	1,000,000	1,093,531
		2,398,151
PHARMACEUTICALS — 1.7%
AbbVie, Inc., 1.20%, 11/6/15	2,700,000	2,711,386
GlaxoSmithKline Capital plc, 0.75%, 5/8/15	1,000,000	1,004,359
Mylan, Inc., 1.80%, 6/24/16(1)	1,000,000	1,005,014
Sanofi, 1.20%, 9/30/14	950,000	958,772
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)	1,000,000	1,040,000
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	1,000,000	1,034,516
Zoetis, Inc., 1.15%, 2/1/16(1)	1,000,000	1,004,690
		8,758,737
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.7%
American Tower Corp., 4.625%, 4/1/15	600,000	627,190
Boston Properties LP, 5.00%, 6/1/15	900,000	960,295
HCP, Inc., 3.75%, 2/1/16	600,000	632,161
HCP, Inc., 6.00%, 1/30/17	900,000	1,013,062
Health Care REIT, Inc., 3.625%, 3/15/16	650,000	682,284
ProLogis LP, 6.125%, 12/1/16	1,055,000	1,193,843
Reckson Operating Partnership LP, 6.00%, 3/31/16	800,000	869,514
Simon Property Group LP, 5.75%, 12/1/15	1,000,000	1,094,722
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	1,200,000	1,254,154
		8,327,225
ROAD AND RAIL — 0.6%
Norfolk Southern Corp., 5.26%, 9/17/14	121,000	126,247
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 7/11/14(1)	1,000,000	1,011,363
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	620,000	631,987
Union Pacific Corp., 4.875%, 1/15/15	1,275,000	1,343,456
		3,113,053
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Broadcom Corp., 1.50%, 11/1/13	670,000	670,517
SOFTWARE — 0.2%
Adobe Systems, Inc., 3.25%, 2/1/15	100,000	103,275
Intuit, Inc., 5.75%, 3/15/17	200,000	223,040
Oracle Corp., 3.75%, 7/8/14	650,000	667,004
		993,319
SPECIALTY RETAIL — 0.4%
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,000,000	1,100,000
United Rentals North America, Inc., 5.75%, 7/15/18	850,000	896,750
		1,996,750
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Hanesbrands, Inc., 8.00%, 12/15/16	350,000	369,691
TOBACCO — 0.2%
Altria Group, Inc., 4.125%, 9/11/15	800,000	849,066
WIRELESS TELECOMMUNICATION SERVICES — 1.2%
America Movil SAB de CV, 2.375%, 9/8/16	1,000,000	1,022,029
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	1,500,000	1,523,522
Sprint Communications, 6.00%, 12/1/16	1,000,000	1,062,500

11

Principal Amount	Value

Vodafone Group plc, 5.00%, 12/16/13	$1,320,000	$1,332,533
Vodafone Group plc, 2.875%, 3/16/16	1,000,000	1,038,122
		5,978,706
TOTAL CORPORATE BONDS (Cost $214,981,940)		216,551,226
U.S. Treasury Securities — 33.7%
U.S. Treasury Notes, 0.50%, 10/15/14	12,300,000	12,347,564
U.S. Treasury Notes, 0.375%, 3/15/15	4,000,000	4,010,000
U.S. Treasury Notes, 0.25%, 5/31/15	27,100,000	27,097,344
U.S. Treasury Notes, 0.375%, 6/30/15	15,300,000	15,327,785
U.S. Treasury Notes, 1.875%, 6/30/15	13,000,000	13,362,323
U.S. Treasury Notes, 0.25%, 7/31/15	7,600,000	7,595,402
U.S. Treasury Notes, 1.75%, 7/31/15	45,000,000	46,196,190
U.S. Treasury Notes, 0.375%, 11/15/15(2)	15,500,000	15,504,836
U.S. Treasury Notes, 1.375%, 11/30/15	23,000,000	23,496,846
U.S. Treasury Notes, 0.50%, 6/15/16	4,900,000	4,896,555
TOTAL U.S. TREASURY SECURITIES (Cost $169,659,178)		169,834,845
Collateralized Mortgage Obligations(3) — 7.4%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 4.8%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	738,395	776,727
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 3.04%, 10/1/13	1,051,396	1,043,347
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	174,421	179,059
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 2A1, VRN, 2.99%, 10/1/13	1,335,563	1,308,577
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	400,000	411,072
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	777,350	706,881
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.85%, 10/1/13	396,420	386,725
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.30%, 10/1/13	231,208	225,899
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	140,562	145,310
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	475,132	490,972
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	347,433	361,563
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	13,312	13,067
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.72%, 10/1/13	42,869	42,868
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.25%, 10/1/13	947,573	928,343
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	12,659	12,659
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.86%, 10/1/13	405,249	401,235
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 10/1/13	1,238,804	1,234,508
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	184,542	186,478
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.69%, 10/1/13	1,046,289	979,162
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/13(1)	1,046,249	994,644

12

Principal Amount	Value

MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 10/1/13	$865,496	$897,404
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	249,616	263,735
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.53%, 10/1/13	1,305,438	1,279,695
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	338,732	357,775
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	371,924	392,506
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.74%, 10/1/13	347,379	351,108
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 10/1/13	1,291,666	1,307,396
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	95,660	100,599
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.69%, 10/1/13	720,287	734,600
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 10/1/13	879,975	897,299
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	401,278	411,966
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	872,177	858,090
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	313,993	314,672
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.21%, 10/1/13	241,025	212,331
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.64%, 10/1/13	1,034,420	1,025,654
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 2.71%, 10/1/13	735,228	656,249
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.64%, 10/1/13	1,240,999	1,141,760
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	262,925	256,636
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	403,577	388,356
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	340,241	354,937
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	811,549	850,545
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	126,424	130,949
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	291,700	300,808
		24,314,166
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	68,355	69,901
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	622,585	645,667
FHLMC, Series 2899, Class HA SEQ, 4.00%, 5/15/19	205,309	209,494
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	891,779	915,021
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	465,879	488,317
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	2,649,467	2,778,525
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	607,564	637,159

13

Principal Amount	Value

FNMA, Series 2003-76, Class DE SEQ, 4.00%, 9/25/31	$568,332	$571,605
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	1,513,658	1,586,962
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	1,478,694	1,554,754
FNMA, Series 2006-60, Class KF, VRN, 0.48%, 10/25/13	2,166,359	2,166,679
FNMA, Series 2010-50, Class AB SEQ, 2.50%, 1/25/24	607,394	616,769
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	628,954	645,647
		12,886,500
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,726,934)		37,200,666
Commercial Mortgage-Backed Securities(3) — 4.5%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	471,932	473,711
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	32,571	32,691
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/13	1,100,000	1,177,177
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/13	450,000	485,023
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.39%, 10/1/13	254,669	257,139
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 10/1/13	725,000	780,169
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	437,002	438,533
Commercial Mortgage Trust, Series 2004-GG1, Class A7 SEQ, VRN, 5.32%, 10/1/13	1,068,293	1,078,752
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 SEQ, VRN, 4.75%, 10/1/13	379,512	380,470
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 10/1/13	1,200,000	1,206,211
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 10/1/13	1,452,000	1,479,211
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/13	1,075,000	1,112,169
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/13	1,215,697	1,239,952
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	830,000	868,282
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,500,000	1,567,252
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	530,378	536,848
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 10/11/13	600,000	609,890
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	1,140,429	1,155,958
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	1,000,000	1,043,349
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/13	700,000	747,445
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 10/11/13	600,000	647,129
Morgan Stanley Capital I, Series 2003-IQ6, Class A4 SEQ, 4.97%, 12/15/41	153,507	153,697
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	244,898	245,082
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	68,746	68,884

14

Principal Amount	Value

Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	$1,447,262	$1,492,575
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, VRN, 5.48%, 10/1/13	1,652,506	1,673,149
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	53,126	53,546
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,850,000	1,907,802
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $23,328,516)		22,912,096
U.S. Government Agency Mortgage-Backed Securities(3) — 3.6%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.6%
FHLMC, VRN, 1.75%, 10/15/13	470,093	472,252
FHLMC, VRN, 1.85%, 10/15/13	829,418	837,648
FHLMC, VRN, 1.97%, 10/15/13	601,498	610,974
FHLMC, VRN, 1.98%, 10/15/13	743,831	755,461
FHLMC, VRN, 2.07%, 10/15/13	1,400,210	1,403,908
FHLMC, VRN, 2.36%, 10/15/13	795,428	780,202
FHLMC, VRN, 2.37%, 10/15/13	1,462,552	1,432,272
FHLMC, VRN, 2.43%, 10/15/13	260,904	276,538
FHLMC, VRN, 2.58%, 10/15/13	829,386	861,870
FHLMC, VRN, 2.67%, 10/15/13	1,098,322	1,132,838
FHLMC, VRN, 3.28%, 10/15/13	653,565	676,979
FHLMC, VRN, 3.56%, 10/15/13	874,143	925,093
FHLMC, VRN, 3.76%, 10/15/13	1,082,633	1,134,799
FHLMC, VRN, 4.05%, 10/15/13	388,366	409,709
FHLMC, VRN, 4.36%, 10/15/13	781,844	811,645
FHLMC, VRN, 5.18%, 10/15/13	777,706	812,134
FHLMC, VRN, 5.40%, 10/15/13	479,572	504,387
FHLMC, VRN, 6.13%, 10/15/13	204,843	217,459
FNMA, VRN, 2.66%, 10/25/13	16,759	17,899
FNMA, VRN, 3.02%, 10/25/13	1,216,912	1,237,733
FNMA, VRN, 3.31%, 10/25/13	1,062,298	1,093,780
FNMA, VRN, 3.36%, 10/25/13	363,893	387,444
FNMA, VRN, 3.62%, 10/25/13	451,184	480,525
FNMA, VRN, 5.39%, 10/25/13	550,220	593,262
		17,866,811
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
FHLMC, 5.50%, 12/1/36	10,907	11,798
FNMA, 5.00%, 7/1/20	53,584	57,410
FNMA, 5.50%, 7/1/36	11,627	12,670
		81,878
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $18,081,322)		17,948,689
Municipal Securities — 2.4%
California GO, 5.25%, 4/1/14	1,000,000	1,024,160
Illinois GO, 4.42%, 1/1/15	1,000,000	1,029,590
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(4)	400,000	403,708
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	1,930,000	1,681,281
Puerto Rico Electric Power Authority Rev., Series 2007 TT, 5.00%, 7/1/18	365,000	327,365
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/18	370,000	331,849
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/18	1,870,000	1,695,510
Puerto Rico Electric Power Authority Rev., Series 2012 B, 5.00%, 7/1/16	1,875,000	1,810,200
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/18	2,025,000	1,793,927

15

Principal Amount	Value

Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17	$715,000	$652,666
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	1,010,000	894,749
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/18	405,000	358,786
TOTAL MUNICIPAL SECURITIES (Cost $12,040,202)		12,003,791
Sovereign Governments and Agencies — 0.5%
CANADA — 0.1%
Province of Ontario Canada, 1.375%, 1/27/14	408,000	409,538
MULTI-NATIONAL — 0.4%
European Investment Bank, 0.875%, 12/15/14	2,000,000	2,015,236
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,407,486)		2,424,774
Asset-Backed Securities(3) — 0.4%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	1,047,110	1,058,924
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A1 SEQ, 0.90%, 4/15/18	800,758	804,309
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1 SEQ, 2.12%, 2/1/16	296,146	299,532
TOTAL ASSET-BACKED SECURITIES (Cost $2,160,227)		2,162,765

	Principal Amount/ Shares	Value
U.S. Government Agency Securities — 0.2%
FNMA, 0.875%, 5/21/18	$380,000	$369,772
FNMA, 1.875%, 9/18/18	440,000	445,493
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $818,513)		815,265
Temporary Cash Investments — 4.7%
BNP Paribas Finance, Inc., 0.01%, 10/1/13(5)	23,000,000	22,999,924
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $173,489), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $170,152)		170,152
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $207,896), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $204,183)		204,183
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $208,295), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $204,182)		204,182
SSgA U.S. Government Money Market Fund	315,479	315,479
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,893,996)		23,893,920
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $504,098,314)		505,748,037
OTHER ASSETS AND LIABILITIES — (0.4)%		(1,767,397)
TOTAL NET ASSETS — 100.0%		$503,980,640

16

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
AUD	650,000	USD	613,691	Barclays Bank plc	11/21/13	$(9,282)
AUD	2,650,000	USD	2,455,702	Westpac Group	11/21/13	8,426
USD	1,760,274	AUD	1,899,549	Westpac Group	11/21/13	(6,040)
CAD	720,391	USD	700,000	Barclays Bank plc	11/21/13	(1,504)
CAD	517,625	USD	500,000	Barclays Bank plc	11/21/13	1,893
CAD	1,845,424	USD	1,779,923	Deutsche Bank	11/21/13	9,412
USD	1,776,842	CAD	1,841,963	HSBC Holdings plc	11/21/13	(9,138)
CHF	591,552	USD	650,000	Barclays Bank plc	11/21/13	4,380
USD	2,759	CHF	2,577	UBS AG	11/21/13	(92)
CZK	11,034,425	USD	568,240	Deutsche Bank	11/21/13	13,048
EUR	700,000	USD	947,541	Barclays Bank plc	11/21/13	(422)
EUR	349,821	USD	464,062	Barclays Bank plc	11/21/13	9,255
USD	464,203	EUR	349,927	Barclays Bank plc	11/21/13	(9,258)
GBP	300,000	USD	471,677	HSBC Holdings plc	11/21/13	13,809
USD	64,405	JPY	6,464,539	Westpac Group	11/21/13	(1,380)
KRW	472,783,501	USD	434,931	HSBC Holdings plc	11/21/13	3,195
KRW	1,696,316,347	USD	1,560,979	Westpac Group	11/21/13	10,989
USD	850,000	KRW	918,510,000	HSBC Holdings plc	11/21/13	(1,179)
NOK	3,858,010	USD	650,000	Barclays Bank plc	11/21/13	(9,603)
NOK	3,213,551	USD	550,000	Barclays Bank plc	11/21/13	(16,578)
NOK	6,232,695	USD	1,050,000	Deutsche Bank	11/21/13	(15,425)
USD	1,502,630	NOK	8,919,463	Deutsche Bank	11/21/13	22,074
USD	197,636	NOK	1,168,266	Deutsche Bank	11/21/13	3,714
NZD	900,000	USD	723,119	Westpac Group	11/21/13	21,839
NZD	500,000	USD	408,650	Westpac Group	11/21/13	5,215
USD	160,693	NZD	200,000	Westpac Group	11/21/13	(4,853)
SEK	4,155,918	USD	650,000	Barclays Bank plc	11/21/13	(4,083)
SEK	3,917,940	USD	600,000	Barclays Bank plc	11/21/13	8,930
SEK	993	USD	151	Deutsche Bank	11/21/13	3
SGD	812,429	USD	650,000	Barclays Bank plc	11/21/13	(2,368)
SGD	748,163	USD	600,000	Barclays Bank plc	11/21/13	(3,598)
SGD	2,218,633	USD	1,750,000	HSBC Holdings plc	11/21/13	18,596
USD	2,514,636	SGD	3,188,030	HSBC Holdings plc	11/21/13	(26,721)
TWD	70,360,600	USD	2,376,164	Westpac Group	11/21/13	7,671
USD	750,000	TWD	22,230,000	Westpac Group	11/21/13	(3,158)
USD	500,000	TWD	14,737,500	Westpac Group	11/21/13	690
USD	500,000	TWD	14,762,500	Westpac Group	11/21/13	(157)
USD	95,032	TWD	2,814,000	Westpac Group	11/21/13	(307)
						$37,993

17

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
278	U.S. Treasury 2-Year Notes	December 2013	$61,233,844	$168,781

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
313	U.S. Treasury 5-Year Notes	December 2013	$37,887,672	$(428,540)

Credit Default Swap Agreements
Counterparty/Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Barclays Bank plc/CDX North America High Yield 11 Index	$249,000	Sell*	5.00%	12/20/13	$(2,513)	$4,530	$2,017

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity’s credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Notes to Schedule of Investments

AUD = Australian Dollar

CAD = Canadian Dollar

CDX = Credit Derivatives Indexes

CHF = Swiss Franc

CZK = Czech Koruna

EUR = Euro

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GBP = British Pound

GO = General Obligation

JPY = Japanese Yen

KRW = South Korea Won

MTN = Medium Term Note

NOK = Norwegian Krone

NZD = New Zealand Dollar

SEK = Swedish Krona

SEQ = Sequential Payer

SGD = Singapore Dollar

TWD = Taiwanese Dollar

USD = United States Dollar

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

† Category is less than 0.05% of total net assets.

(1)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $18,507,648, which represented 3.7% of total net assets.

(2)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $255,080.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Escrowed to maturity in U.S. government securities or state and local government securities.

(5)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

18

Statement of Assets and Liabilities

SEPTEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $504,098,314)	$505,748,037
Receivable for investments sold	346,362
Receivable for capital shares sold	1,283,939
Unrealized gain on forward foreign currency exchange contracts	163,139
Swap agreements, at value (including net premiums paid (received) of $(2,513))	2,017
Interest receivable	2,665,712
510,209,206

Liabilities
Payable for investments purchased	4,950,218
Payable for capital shares redeemed	803,386
Payable for variation margin on futures contracts	4,632
Unrealized loss on forward foreign currency exchange contracts	125,146
Accrued management fees	236,988
Distribution and service fees payable	48,604
Dividends payable	59,592
6,228,566

Net Assets	$503,980,640

Net Assets Consist of:
Capital paid in	$503,455,499
Distributions in excess of net investment income	(378,615)
Accumulated net realized loss	(528,731)
Net unrealized appreciation	1,432,487
$503,980,640

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$324,603,480	31,100,572	$10.44
Institutional Class	$50,077,507	4,798,872	$10.44
A Class	$92,021,240	8,817,529	$10.44*
C Class	$35,583,505	3,408,003	$10.44
R Class	$1,694,908	162,330	$10.44

*Maximum offering price $10.68 (net asset value divided by 0.9775).

See Notes to Financial Statements.

19

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,970,425

Expenses:
Management fees	1,420,559
Distribution and service fees:
A Class	124,557
C Class	169,833
R Class	4,583
Trustees’ fees and expenses	15,070
Other expenses	125
1,734,727

Net investment income (loss)	2,235,698

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(560,455)
Futures contract transactions	247,320
Swap agreement transactions	12,113
Foreign currency transactions	(459,848)
(760,870)

Change in net unrealized appreciation (depreciation) on:
Investments	(3,193,262)
Futures contracts	(259,759)
Swap agreements	(12,318)
Translation of assets and liabilities in foreign currencies	(21,909)
(3,487,248)

Net realized and unrealized gain (loss)	(4,248,118)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,012,420)

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MARCH 31, 2013
Increase (Decrease) in Net Assets	September 30, 2013	March 31, 2013
Operations
Net investment income (loss)	$2,235,698	$3,814,277
Net realized gain (loss)	(760,870)	1,308,227
Change in net unrealized appreciation (depreciation)	(3,487,248)	1,393,975
Net increase (decrease) in net assets resulting from operations	(2,012,420)	6,516,479

Distributions to Shareholders
From net investment income:
Investor Class	(1,933,450)	(2,678,426)
Institutional Class	(306,941)	(413,346)
A Class	(496,942)	(1,106,457)
C Class	(28,982)	(48,990)
R Class	(6,757)	(9,465)
From net realized gains:
Investor Class	—	(307,452)
Institutional Class	—	(42,934)
A Class	—	(156,876)
C Class	—	(41,021)
R Class	—	(2,239)
Decrease in net assets from distributions	(2,773,072)	(4,807,206)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	28,150,553	94,557,933

Net increase (decrease) in net assets	23,365,061	96,267,206

Net Assets
Beginning of period	480,615,579	384,348,373
End of period	$503,980,640	$480,615,579

Undistributed (distributions in excess of) net investment income	$(378,615)	$158,759

See Notes to Financial Statements.

21

Notes to Financial Statements

SEPTEMBER 30, 2013 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

22

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

23

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2013 was 0.60% for the Investor Class, A Class, C Class and R Class and 0.40% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 5% of the shares of the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2013 totaled $196,142,884, of which $113,969,091 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2013 totaled $183,882,766, of which $122,727,950 represented U.S. Treasury and Government Agency obligations.

24

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2013		Year ended March 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	12,269,892	$128,514,475	28,298,608	$297,908,457
Issued in reinvestment of distributions	156,493	1,638,705	231,125	2,434,649
Redeemed	(9,075,077)	(94,977,290)	(19,217,069)	(202,466,863)
	3,351,308	35,175,890	9,312,664	97,876,243
Institutional Class
Sold	1,821,724	19,050,610	2,791,242	29,370,718
Issued in reinvestment of distributions	29,325	306,928	43,219	455,378
Redeemed	(775,352)	(8,114,512)	(967,545)	(10,193,918)
	1,075,697	11,243,026	1,866,916	19,632,178
A Class
Sold	2,831,825	29,657,652	6,299,496	66,349,781
Issued in reinvestment of distributions	37,735	395,122	78,893	831,020
Redeemed	(4,904,132)	(51,403,080)	(7,984,113)	(84,107,971)
	(2,034,572)	(21,350,306)	(1,605,724)	(16,927,170)
C Class
Sold	1,138,319	11,914,016	1,156,626	12,178,427
Issued in reinvestment of distributions	1,968	20,610	5,730	60,346
Redeemed	(832,877)	(8,724,716)	(1,750,737)	(18,446,577)
	307,410	3,209,910	(588,381)	(6,207,804)
R Class
Sold	48,361	507,396	123,912	1,307,399
Issued in reinvestment of distributions	641	6,716	1,088	11,467
Redeemed	(61,402)	(642,079)	(107,766)	(1,134,380)
	(12,400)	(127,967)	17,234	184,486
Net increase (decrease)	2,687,443	$28,150,553	9,002,709	$94,557,933

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	—	$216,551,226	—
U.S. Treasury Securities	—	169,834,845	—
Collateralized Mortgage Obligations	—	37,200,666	—
Commercial Mortgage-Backed Securities	—	22,912,096	—
U.S. Government Agency Mortgage-Backed Securities	—	17,948,689	—
Municipal Securities	—	12,003,791	—
Sovereign Governments and Agencies	—	2,424,774	—
Asset-Backed Securities	—	2,162,765	—
U.S. Government Agency Securities	—	815,265	—
Temporary Cash Investments	$315,479	23,578,441	—
Total Value of Investment Securities	$315,479	$505,432,558	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$37,993	—
Swap Agreements	—	4,530	—
Futures Contracts	$(259,759)	—	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$(259,759)	$42,523	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding

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period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund purchased and sold interest rate risk derivative instruments during the last four months of the reporting period. The interest rate risk derivative instruments at period end as disclosed on the fund’s Schedule of Investments are indicative of the fund’s typical volume during that time.

Value of Derivative Instruments as of September 30, 2013

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$2,017	Swap agreements	—
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	163,139	Unrealized loss on forward foreign currency exchange contracts	$125,146
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	4,632
		$165,156		$129,778

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2013

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$12,113	Change in net unrealized appreciation (depreciation) on swap agreements	$(12,318)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(459,848)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(21,908)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	247,320	Change in net unrealized appreciation (depreciation) on futures contracts	(259,759)
		$(200,415)		$(293,985)

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8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$504,100,158
Gross tax appreciation of investments	$3,248,792
Gross tax depreciation of investments	(1,600,913)
Net tax appreciation (depreciation) of investments	$1,647,879

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$10.54	0.05	(0.08)	(0.03)	(0.07)	—	(0.07)	$10.44	(0.33)%	0.60	%(4)	1.02	%(4)	38%	$324,603
2013	$10.50	0.10	0.07	0.17	(0.12)	(0.01)	(0.13)	$10.54	1.61%	0.60%		0.99%		77%	$292,484
2012	$10.51	0.15	0.11	0.26	(0.27)	—	(0.27)	$10.50	2.52%	0.61%		1.48%		100%	$193,624
2011	$10.46	0.19	0.07	0.26	(0.20)	(0.01)	(0.21)	$10.51	2.48%	0.61%		1.77%		72%	$179,159
2010	$10.26	0.23	0.27	0.50	(0.24)	(0.06)	(0.30)	$10.46	4.98%	0.61%		2.25%		111%	$93,643
2009	$10.26	0.29	0.14	0.43	(0.35)	(0.08)	(0.43)	$10.26	4.29%	0.62%		2.90%		182%	$14,083
Institutional Class
2013(3)	$10.54	0.06	(0.08)	(0.02)	(0.08)	—	(0.08)	$10.44	(0.23)%	0.40	%(4)	1.22	%(4)	38%	$50,078
2013	$10.50	0.12	0.07	0.19	(0.14)	(0.01)	(0.15)	$10.54	1.81%	0.40%		1.19%		77%	$39,236
2012	$10.51	0.18	0.10	0.28	(0.29)	—	(0.29)	$10.50	2.72%	0.41%		1.68%		100%	$19,492
2011	$10.46	0.20	0.08	0.28	(0.22)	(0.01)	(0.23)	$10.51	2.69%	0.41%		1.97%		72%	$44,932
2010	$10.26	0.25	0.27	0.52	(0.26)	(0.06)	(0.32)	$10.46	5.19%	0.41%		2.45%		111%	$1,348
2009	$10.26	0.37	0.08	0.45	(0.37)	(0.08)	(0.45)	$10.26	4.49%	0.42%		3.10%		182%	$84

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$10.54	0.04		(0.09)	(0.05)	(0.05)	—	(0.05)	$10.44	(0.46)%	0.85	%(4)	0.77	%(4)	38%	$92,021
2013	$10.50	0.08		0.06	0.14	(0.09)	(0.01)	(0.10)	$10.54	1.35%	0.85%		0.74%		77%	$114,370
2012	$10.51	0.13		0.11	0.24	(0.25)	—	(0.25)	$10.50	2.26%	0.86%		1.23%		100%	$130,824
2011	$10.46	0.16		0.07	0.23	(0.17)	(0.01)	(0.18)	$10.51	2.23%	0.86%		1.52%		72%	$115,063
2010	$10.26	0.21		0.27	0.48	(0.22)	(0.06)	(0.28)	$10.46	4.72%	0.86%		2.00%		111%	$99,307
2009	$10.26	0.26		0.15	0.41	(0.33)	(0.08)	(0.41)	$10.26	4.03%	0.87%		2.65%		182%	$61,314
C Class
2013(3)	$10.54	—	(5)	(0.09)	(0.09)	(0.01)	—	(0.01)	$10.44	(0.86)%	1.60	%(4)	0.02	%(4)	38%	$35,584
2013	$10.51	—	(5)	0.05	0.05	(0.01)	(0.01)	(0.02)	$10.54	0.53%	1.60%		(0.01)%		77%	$32,682
2012	$10.51	0.05		0.12	0.17	(0.17)	—	(0.17)	$10.51	1.59%	1.61%		0.48%		100%	$38,754
2011	$10.46	0.08		0.07	0.15	(0.09)	(0.01)	(0.10)	$10.51	1.47%	1.61%		0.77%		72%	$42,875
2010	$10.26	0.13		0.27	0.40	(0.14)	(0.06)	(0.20)	$10.46	3.94%	1.61%		1.25%		111%	$28,464
2009	$10.26	0.21		0.12	0.33	(0.25)	(0.08)	(0.33)	$10.26	3.25%	1.62%		1.90%		182%	$10,042
R Class
2013(3)	$10.55	0.03		(0.10)	(0.07)	(0.04)	—	(0.04)	$10.44	(0.68)%	1.10	%(4)	0.52	%(4)	38%	$1,695
2013	$10.51	0.05		0.06	0.11	(0.06)	(0.01)	(0.07)	$10.55	1.10%	1.10%		0.49%		77%	$1,843
2012	$10.52	0.10		0.11	0.21	(0.22)	—	(0.22)	$10.51	2.01%	1.11%		0.98%		100%	$1,655
2011	$10.46	0.13		0.09	0.22	(0.15)	(0.01)	(0.16)	$10.52	2.07%	1.11%		1.27%		72%	$2,133
2010	$10.26	0.18		0.27	0.45	(0.19)	(0.06)	(0.25)	$10.46	4.46%	1.11%		1.75%		111%	$432
2009	$10.26	0.33		0.05	0.38	(0.30)	(0.08)	(0.38)	$10.26	3.77%	1.12%		2.40%		182%	$61

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2013 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

31

Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

32

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

33

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

34

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

35

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

36

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

37

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79794 1311

SEMIANNUAL REPORT     |     SEPTEMBER 30, 2013

Short Duration Inflation Protection Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	26
Approval of Management Agreement	29
Additional Information	34

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Bond Yields and Stock Indices Soared Together Until September

U.S. government bond yields and stock indices traced roughly parallel upward paths during most of the six months ended September 30, 2013. The 10-year U.S. Treasury yield began the period at 1.85%, compressed in large part by the scale of the Federal Reserve’s (the Fed’s) bond-buying program ($85 billion of quantitative easing, or QE, each month).

Hints from the Fed that it might taper QE by year end sent bond yields soaring from early May to early September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before finishing the reporting period at 2.61%. Bond yields generally declined in September on weaker-than-expected economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the impending partial shutdown of the U.S. government.

Even with the September rally, bonds significantly underperformed stocks for the full reporting period. The 10-year Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market) returned –5.20% and –1.77%, respectively. By contrast, the S&P 500 Index gained 8.31% as the U.S. economy showed signs of attaining sustainable growth, fueled in part by Fed stimulus. Improvements in the housing and job markets helped trigger optimism, though their absolute numbers still fell short of pre-2008 levels.

Full recovery from 2008 remains a distant goal. Economic growth is still subpar compared with past recoveries, hampered further by the fiscal sequester and partial government shutdown. Faced with these challenges, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this uncertain environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of September 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	APOIX	-2.58%	-1.58%	4.74%(3)	4.28%(3)	5/31/05
Barclays U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index	—	-2.13%	-1.28%	2.93%	3.79%	—
Institutional Class	APISX	-2.48%	-1.47%	4.96%(3)	4.54%(3)	5/31/05
A Class(2) No sales charge* With sales charge*	APOAX	-2.71% -4.88%	-1.93% -4.11%	4.46%(3) 3.99%(3)	4.03%(3) 3.75%(3)	5/31/05
B Class No sales charge* With sales charge*	APOBX	-3.07% -8.07%	-2.58% -6.58%	3.70%(3) 3.53%(3)	3.26%(3) 3.26%(3)	5/31/05
C Class No sales charge* With sales charge*	APOCX	-3.06% -4.03%	-2.58% -2.58%	3.70%(3) 3.70%(3)	3.29%(3) 3.29%(3)	5/31/05
R Class	APORX	-2.78%	-2.14%	4.21%(3)	3.79%(3)	5/31/05
R6 Class	APODX	—	—	—	0.10%(1)	7/26/13

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)

Prior to August 31, 2011, the A Class had a maximum initial sales charge of 4.50%. The maximum initial sales charge is now 2.25%. Performance prior to that date has been adjusted to reflect this change in the initial sales charge.

(3)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class	R6 Class
0.57%	0.37%	0.82%	1.57%	1.57%	1.07%	0.32%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2013
Portfolio at a Glance
Average Duration (effective)	2.2 years
Weighted Average Life	3.0 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	78.2%
Corporate Bonds	7.9%
Collateralized Mortgage Obligations	4.8%
Municipal Securities	1.8%
Commercial Mortgage-Backed Securities	1.6%
Temporary Cash Investments	4.8%
Other Assets and Liabilities	0.9%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period(1) 4/1/13 - 9/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$974.20	$2.82	0.57%
Institutional Class	$1,000	$975.20	$1.83	0.37%
A Class	$1,000	$972.90	$4.06	0.82%
B Class	$1,000	$969.30	$7.75	1.57%
C Class	$1,000	$969.40	$7.75	1.57%
R Class	$1,000	$972.20	$5.29	1.07%
R6 Class	$1,000	$1,001.00(2)	$0.59(3)	0.32%
Hypothetical
Investor Class	$1,000	$1,022.21	$2.89	0.57%
Institutional Class	$1,000	$1,023.21	$1.88	0.37%
A Class	$1,000	$1,020.96	$4.15	0.82%
B Class	$1,000	$1,017.20	$7.94	1.57%
C Class	$1,000	$1,017.20	$7.94	1.57%
R Class	$1,000	$1,019.70	$5.42	1.07%
R6 Class	$1,000	$1,023.46(4)	$1.62(4)	0.32%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from July 26, 2013 (commencement of sale) through September 30, 2013.

(3)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 67, the number of days in the period from July 26, 2013 (commencement of sale) through September 30, 2013, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)

Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

6

Schedule of Investments

SEPTEMBER 30, 2013 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Securities — 78.2%
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	$12,356,037	$12,778,848
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	44,086,519	45,075,027
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	63,169,970	66,735,599
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	45,918,314	49,136,178
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)	103,469,013	106,257,813
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	38,439,122	42,448,207
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	54,812,649	60,837,765
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	156,428,766	161,433,235
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	32,613,476	37,039,223
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	8,920,320	9,812,700
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	78,518,958	80,954,302
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	16,249,050	17,854,911
TOTAL U.S. TREASURY SECURITIES (Cost $690,398,317)		690,363,808
Corporate Bonds — 7.9%
AEROSPACE AND DEFENSE†
L-3 Communications Corp., 5.20%, 10/15/19	200,000	217,668
AUTOMOBILES — 0.3%
American Honda Finance Corp., 1.85%, 9/19/14(2)	500,000	506,920
Daimler Finance North America LLC, 1.30%, 7/31/15(2)	750,000	753,707
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	930,000	1,007,066
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	300,000	329,482
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(2)	390,000	391,635
		2,988,810
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	1,000,000	1,005,039
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 1.875%, 11/15/14	750,000	760,661
BUILDING PRODUCTS — 0.1%
Masco Corp., 6.125%, 10/3/16	750,000	833,438
CHEMICALS — 0.1%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	200,000	208,000
LyondellBasell Industries NV, 5.00%, 4/15/19	400,000	440,939
		648,939
COMMERCIAL BANKS — 0.3%
Capital One Financial Corp., 2.125%, 7/15/14	650,000	657,353
PNC Funding Corp., 3.625%, 2/8/15	140,000	145,392
Royal Bank of Canada, MTN, 1.45%, 10/30/14	700,000	708,186
Wachovia Bank N.A., 5.00%, 8/15/15	750,000	805,252
Wachovia Bank N.A., MTN, 5.60%, 3/15/16	500,000	552,688
		2,868,871
COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.65%, 6/1/16	600,000	615,696
CONSUMER FINANCE — 0.1%
Credit Suisse (New York), 5.50%, 5/1/14	390,000	401,586
SLM Corp., MTN, 5.00%, 10/1/13	430,000	430,000
		831,586
CONTAINERS AND PACKAGING†
Ball Corp., 6.75%, 9/15/20	340,000	369,325
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Ally Financial, Inc., 8.30%, 2/12/15	950,000	1,026,000
Bank of America Corp., 6.50%, 8/1/16	390,000	442,375

7

Principal Amount	Value

Bank of America Corp., 2.00%, 1/11/18	$600,000	$590,788
Citigroup, Inc., 6.01%, 1/15/15	650,000	691,714
Citigroup, Inc., 2.50%, 9/26/18	250,000	248,957
General Electric Capital Corp., 2.25%, 11/9/15	950,000	975,901
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	200,000	206,750
Union Bank N.A., 2.625%, 9/26/18	390,000	394,465
		4,576,950
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 5.50%, 2/1/18	500,000	567,527
Cincinnati Bell, Inc., 8.25%, 10/15/17	860,000	897,195
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	527,560
Virgin Media Finance plc, 8.375%, 10/15/19	585,000	636,187
Windstream Corp., 7.875%, 11/1/17	1,100,000	1,232,000
		3,860,469
ELECTRIC UTILITIES†
AES Corp. (The), 7.75%, 10/15/15	283,000	315,545
AES Corp. (The), 8.00%, 10/15/17	30,000	34,650
		350,195
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Arrow Electronics, Inc., 3.375%, 11/1/15	665,000	688,390
Jabil Circuit, Inc., 7.75%, 7/15/16	470,000	534,625
		1,223,015
ENERGY EQUIPMENT AND SERVICES†
Weatherford International Ltd., 9.625%, 3/1/19	70,000	88,246
FOOD AND STAPLES RETAILING — 0.2%
Dollar General Corp., 4.125%, 7/15/17	1,160,000	1,234,097
Walgreen Co., 1.00%, 3/13/15	750,000	752,519
		1,986,616
FOOD PRODUCTS — 0.2%
Del Monte Corp., 7.625%, 2/15/19	850,000	886,125
TreeHouse Foods, Inc., 7.75%, 3/1/18	850,000	901,000
		1,787,125
GAS UTILITIES — 0.3%
El Paso Corp., 7.25%, 6/1/18	200,000	225,353
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	400,000	435,885
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	322,753
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	1,120,000	1,215,200
TransCanada PipeLines Ltd., 0.875%, 3/2/15	450,000	451,576
		2,650,767
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.2%
Biomet, Inc., 6.50%, 8/1/20	1,515,000	1,571,812
HEALTH CARE PROVIDERS AND SERVICES — 0.5%
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	1,140,000	1,199,850
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,515,000	1,505,531
Express Scripts Holding Co., 3.50%, 11/15/16	230,000	243,658
HCA, Inc., 7.875%, 2/15/20	600,000	648,375
HCA, Inc., 7.69%, 6/15/25	100,000	102,875
Universal Health Services, Inc., 7.125%, 6/30/16	520,000	583,050
		4,283,339
HOTELS, RESTAURANTS AND LEISURE — 0.1%
Carnival Corp., 1.20%, 2/5/16	350,000	348,066
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	350,000	394,625
		742,691
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(2)	1,220,000	1,216,950
INSURANCE — 0.3%
American International Group, Inc., 4.125%, 2/15/24(3)	20,000	20,065
American International Group, Inc., MTN, 5.85%, 1/16/18	475,000	541,251
International Lease Finance Corp., 4.875%, 4/1/15	930,000	965,401
Lincoln National Corp., 6.25%, 2/15/20	120,000	139,822
MetLife, Inc., 6.75%, 6/1/16	300,000	344,063
Prudential Financial, Inc., MTN, 7.375%, 6/15/19	230,000	285,208
		2,295,810

8

Principal Amount	Value

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	$930,000	$944,648
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	280,000	291,900
MEDIA — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	920,000	976,350
Comcast Corp., 5.90%, 3/15/16	250,000	279,632
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	250,000	259,900
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	400,000	414,376
Discovery Communications LLC, 3.70%, 6/1/15	500,000	523,233
DISH DBS Corp., 7.125%, 2/1/16	1,080,000	1,189,350
Lamar Media Corp., 9.75%, 4/1/14	170,000	177,225
Lamar Media Corp., 7.875%, 4/15/18	180,000	193,050
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,085,000	1,177,225
Time Warner, Inc., 3.15%, 7/15/15	750,000	781,063
Univision Communications, Inc., 6.875%, 5/15/19(2)	30,000	32,250
Viacom, Inc., 4.375%, 9/15/14	500,000	516,272
Virgin Media Secured Finance plc, 6.50%, 1/15/18	250,000	260,938
		6,780,864
METALS AND MINING — 0.3%
ArcelorMittal, 4.25%, 2/25/15	400,000	411,000
Barrick Gold Corp., 2.90%, 5/30/16	470,000	476,362
FMG Resources Pty Ltd., 7.00%, 11/1/15(2)	1,200,000	1,240,500
Rio Tinto Finance USA plc, 1.375%, 6/17/16	230,000	230,268
Xstrata Canada Financial Corp., 2.85%, 11/10/14(2)	550,000	558,415
		2,916,545
MULTI-UTILITIES — 0.4%
Calpine Corp., 7.25%, 10/15/17(2)	828,000	863,190
CMS Energy Corp., 4.25%, 9/30/15	160,000	168,778
CMS Energy Corp., 8.75%, 6/15/19	615,000	791,146
Niagara Mohawk Power Corp., 4.88%, 8/15/19(2)	160,000	179,182
NRG Energy, Inc., 7.625%, 1/15/18	700,000	778,750
Pacific Gas & Electric Co., 6.25%, 12/1/13	180,000	181,608
Sempra Energy, 6.50%, 6/1/16	130,000	147,766
		3,110,420
MULTILINE RETAIL†
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	257,000	290,409
OIL, GAS AND CONSUMABLE FUELS — 0.5%
Anadarko Petroleum Corp., 5.75%, 6/15/14	350,000	361,799
Anadarko Petroleum Corp., 5.95%, 9/15/16	380,000	427,080
Arch Coal, Inc., 7.25%, 10/1/20	250,000	190,625
BP Capital Markets plc, 0.70%, 11/6/15	230,000	229,639
Chesapeake Energy Corp., 6.125%, 2/15/21	400,000	417,000
Denbury Resources, Inc., 6.375%, 8/15/21	850,000	907,375
Marathon Petroleum Corp., 3.50%, 3/1/16	200,000	210,210
Newfield Exploration Co., 6.875%, 2/1/20	500,000	527,500
Peabody Energy Corp., 6.50%, 9/15/20	835,000	826,650
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	278,750
SandRidge Energy, Inc., 8.75%, 1/15/20	250,000	266,250
		4,642,878
PERSONAL PRODUCTS — 0.1%
Elizabeth Arden, Inc., 7.375%, 3/15/21	790,000	849,250
PHARMACEUTICALS — 0.4%
AbbVie, Inc., 1.20%, 11/6/15	300,000	301,265
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	1,155,000	1,189,650

9

Principal Amount	Value

Valeant Pharmaceuticals International, 6.50%, 7/15/16(2)	$1,145,000	$1,190,800
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	500,000	517,258
		3,198,973
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
American Tower Corp., 4.625%, 4/1/15	600,000	627,190
Boston Properties LP, 5.00%, 6/1/15	280,000	298,758
HCP, Inc., 3.75%, 2/1/16	600,000	632,161
HCP, Inc., 6.00%, 1/30/17	75,000	84,422
Health Care REIT, Inc., 3.625%, 3/15/16	350,000	367,384
Simon Property Group LP, 5.75%, 12/1/15	400,000	437,889
		2,447,804
ROAD AND RAIL — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 7/11/14(2)	800,000	809,091
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 3/15/16(2)	210,000	214,060
Union Pacific Corp., 4.875%, 1/15/15	400,000	421,476
		1,444,627
SPECIALTY RETAIL — 0.2%
Home Depot, Inc. (The), 2.25%, 9/10/18	230,000	232,756
Rent-A-Center, Inc., 6.625%, 11/15/20	1,120,000	1,181,600
		1,414,356
TEXTILES, APPAREL AND LUXURY GOODS — 0.4%
Gap, Inc. (The), 5.95%, 4/12/21	120,000	133,209
Hanesbrands, Inc., 8.00%, 12/15/16	150,000	158,439
Hanesbrands, Inc., 6.375%, 12/15/20	390,000	422,175
L Brands, Inc., 6.90%, 7/15/17	1,050,000	1,191,750
Polymer Group, Inc., 7.75%, 2/1/19	1,130,000	1,213,337
		3,118,910
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	500,000	507,841
TOTAL CORPORATE BONDS (Cost $67,799,932)		69,733,443
Collateralized Mortgage Obligations(4) — 4.8%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	233,283	242,139
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	261,631	268,589
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 2A1, VRN, 2.99%, 10/1/13	1,411,258	1,382,742
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	1,500,000	1,541,519
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	1,124,397	1,022,467
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.85%, 10/1/13	1,288,365	1,256,855
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 10/1/13	1,073,614	1,043,386
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	231,020	226,172
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.30%, 10/1/13	1,757,181	1,716,835
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,662,964	1,718,402
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.25%, 10/1/13	1,579,288	1,547,238
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 10/1/13	1,651,739	1,646,011
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	233,106	235,551
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.69%, 10/1/13	2,558,070	2,393,952

10

	Principal Amount	Value
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.89%, 10/1/13	$1,352,326	$1,322,955
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 10/1/13(2)	1,307,811	1,243,305
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	379,617	401,089
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.53%, 10/1/13	522,175	511,878
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 10/1/13	369,604	383,755
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	557,886	588,758
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 10/1/13	706,380	714,982
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	812,761	820,312
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	271,037	285,031
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.69%, 10/1/13	1,237,994	1,262,594
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 10/1/13	1,759,950	1,794,598
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	2,228,527	2,287,883
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	2,311,034	2,273,708
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	825,177	836,276
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,266,061	1,305,965
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.21%, 10/1/13	762,443	671,675
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.39%, 10/1/13	569,255	554,404
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.64%, 10/1/13	1,553,355	1,540,190
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	525,851	513,271
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	1,109,836	1,067,979
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	741,080	742,875
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	612,433	638,887
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	1,298,479	1,360,872
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	266,516	276,054
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 10/1/13	531,360	526,217
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,823,124	1,880,052
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,484,033)		42,047,423

11

Principal Amount	Value

Municipal Securities — 1.8%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	$3,120,000	$2,717,926
Puerto Rico Electric Power Authority Rev., Series 2007 TT, 5.00%, 7/1/18	605,000	542,619
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/18	600,000	538,134
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/18	3,015,000	2,733,670
Puerto Rico Electric Power Authority Rev., Series 2012 B, 5.00%, 7/1/16	2,985,000	2,881,838
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/18	3,360,000	2,976,590
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17	1,160,000	1,058,871
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	1,665,000	1,475,007
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/18	665,000	589,117
TOTAL MUNICIPAL SECURITIES (Cost $15,665,137)		15,513,772
Commercial Mortgage-Backed Securities(4) — 1.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 10/1/13	1,725,000	1,856,265
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	764,753	767,433
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 10/1/13	675,000	687,650
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/13	700,000	724,203

	Principal Amount/ Shares	Value
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/13	$1,856,027	$1,893,056
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	1,782,000	1,864,191
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 10/11/13	1,560,000	1,585,713
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/13	350,000	363,447
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	1,267,144	1,284,398
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	1,500,000	1,565,024
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/13	407,000	434,586
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 10/11/13	825,000	889,802
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,172,270)		13,915,768
Temporary Cash Investments — 4.8%
SSgA U.S. Government Money Market Fund (Cost $42,835,856)	42,835,856	42,835,856
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $872,355,545)		874,410,070
OTHER ASSETS AND LIABILITIES — 0.9%		8,212,762
TOTAL NET ASSETS — 100.0%		$882,622,832

12

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
AUD	950,000	USD	896,933	Barclays Bank plc	11/21/13	$(13,566)
AUD	4,350,000	USD	4,031,058	Westpac Group	11/21/13	13,831
USD	2,872,289	AUD	3,099,548	Westpac Group	11/21/13	(9,855)
CAD	828,200	USD	800,000	Barclays Bank plc	11/21/13	3,028
CAD	1,183,500	USD	1,150,000	Barclays Bank plc	11/21/13	(2,471)
CAD	2,959,438	USD	2,854,396	Deutsche Bank	11/21/13	15,094
USD	2,842,277	CAD	2,946,446	HSBC Holdings plc	11/21/13	(14,617)
CHF	955,584	USD	1,050,000	Barclays Bank plc	11/21/13	7,075
USD	5,993	CHF	5,598	UBS AG	11/21/13	(200)
CZK	18,198,810	USD	937,184	Deutsche Bank	11/21/13	21,520
EUR	553,109	USD	733,738	Barclays Bank plc	11/21/13	14,634
EUR	1,100,000	USD	1,488,993	Barclays Bank plc	11/21/13	(663)
USD	731,763	EUR	551,620	Barclays Bank plc	11/21/13	(14,594)
GBP	550,000	USD	864,740	HSBC Holdings plc	11/21/13	25,317
USD	1,015	JPY	101,845	Westpac Group	11/21/13	(22)
KRW	1,490,850,003	USD	1,371,489	HSBC Holdings plc	11/21/13	10,074
KRW	2,305,764,146	USD	2,121,804	Westpac Group	11/21/13	14,937
USD	1,600,000	KRW	1,728,960,000	HSBC Holdings plc	11/21/13	(2,219)
NOK	5,935,400	USD	1,000,000	Barclays Bank plc	11/21/13	(14,773)
NOK	5,258,538	USD	900,000	Barclays Bank plc	11/21/13	(27,127)
NOK	10,684,620	USD	1,800,000	Deutsche Bank	11/21/13	(26,443)
USD	2,485,721	NOK	14,754,989	Deutsche Bank	11/21/13	36,516
USD	314,106	NOK	1,856,743	Deutsche Bank	11/21/13	5,902
NZD	1,950,000	USD	1,566,757	Westpac Group	11/21/13	47,317
NZD	850,000	USD	694,705	Westpac Group	11/21/13	8,866
USD	682,945	NZD	850,000	Westpac Group	11/21/13	(20,625)
SEK	6,529,900	USD	1,000,000	Barclays Bank plc	11/21/13	14,883
SEK	6,074,033	USD	950,000	Barclays Bank plc	11/21/13	(5,968)
USD	441	SEK	2,896	Deutsche Bank	11/21/13	(9)
SGD	1,246,938	USD	1,000,000	Barclays Bank plc	11/21/13	(5,996)
SGD	1,374,879	USD	1,100,000	Barclays Bank plc	11/21/13	(4,007)
SGD	3,676,591	USD	2,900,000	HSBC Holdings plc	11/21/13	30,816
USD	4,174,469	SGD	5,292,350	HSBC Holdings plc	11/21/13	(44,359)
TWD	131,829,350	USD	4,452,040	Westpac Group	11/21/13	14,373
USD	748,708	TWD	22,170,000	Westpac Group	11/21/13	(2,417)
USD	1,250,000	TWD	37,050,000	Westpac Group	11/21/13	(5,264)
USD	800,000	TWD	23,580,000	Westpac Group	11/21/13	1,104
USD	750,000	TWD	22,143,750	Westpac Group	11/21/13	(236)
						$69,856

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
33	U.S. Treasury 5-Year Notes	December 2013	$3,994,547	$(3,426)

13

Credit Default Swap Agreements
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Barclays Bank plc/CDX North America High Yield 11 Index	$830,000	Sell*	5.00%	12/20/13	$(8,378)	$15,102	$6,724

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity’s credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Total Return Swap Agreements
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	$(287,985)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15%	11/16/16	(279,861)
Bank of America N.A.	19,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97%	12/21/16	(140,671)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24%	5/17/18	(145,211)
Barclays Bank plc	8,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10%	10/23/15	(102,619)
Barclays Bank plc	5,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(75,414)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(81,173)
Barclays Bank plc	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35%	9/28/17	(85,418)
Barclays Bank plc	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.22%	5/20/18	(124,259)
Morgan Stanley Capital Services LLC	18,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24%	10/9/15	(283,698)
						$(1,606,309)

14

Notes to Schedule of Investments

AUD = Australian Dollar

CAD = Canadian Dollar

CDX = Credit Derivatives Indexes

CHF = Swiss Franc

CPI = Consumer Price Index

CZK = Czech Koruna

EUR = Euro

GBP = British Pound

GO = General Obligation

JPY = Japanese Yen

KRW = South Korea Won

MTN = Medium Term Note

NOK = Norwegian Krone

NSA = Not Seasonally Adjusted

NZD = New Zealand Dollar

SEK = Swedish Krona

SEQ = Sequential Payer

SGD = Singapore Dollar

TWD = Taiwanese Dollar

USD = United States Dollar

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,576,644.

(2)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $9,635,890, which represented 1.1% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

SEPTEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $872,355,545)	$874,410,070
Receivable for capital shares sold	15,152,067
Unrealized gain on forward foreign currency exchange contracts	285,287
Swap agreements, at value (including net premiums paid (received) of $(8,378))	6,724
Interest receivable	2,730,463
892,584,611

Liabilities
Payable for investments purchased	6,432,643
Payable for capital shares redeemed	1,228,447
Payable for variation margin on futures contracts	2,320
Unrealized loss on forward foreign currency exchange contracts	215,431
Swap agreements, at value	1,606,309
Accrued management fees	355,432
Distribution and service fees payable	121,197
9,961,779

Net Assets	$882,622,832

Net Assets Consist of:
Capital paid in	$879,384,351
Undistributed net investment income	3,786,629
Accumulated net realized loss	(1,077,896)
Net unrealized appreciation	529,748
$882,622,832

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$389,079,212	37,708,147	$10.32
Institutional Class	$174,960,041	16,857,482	$10.38
A Class	$212,622,654	20,756,022	$10.24	*
B Class	$3,910,826	386,432	$10.12
C Class	$76,397,756	7,544,847	$10.13
R Class	$25,627,327	2,440,893	$10.50
R6 Class	$25,016	2,411	$10.38

*Maximum offering price $10.48 (net asset value divided by 0.9775).

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$9,096,017

Expenses:
Management fees	2,184,208
Distribution and service fees:
A Class	279,561
B Class	21,967
C Class	436,983
R Class	70,438
Trustees’ fees and expenses	26,543
Other expenses	120
3,019,820

Net investment income (loss)	6,076,197

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,446,143)
Futures contract transactions	325,329
Swap agreement transactions	53,777
Foreign currency transactions	(742,981)
(1,810,018)

Change in net unrealized appreciation (depreciation) on:
Investments	(24,318,985)
Futures contracts	18,036
Swap agreements	(1,869,598)
Translation of assets and liabilities in foreign currencies	(34,225)
(26,204,772)

Net realized and unrealized gain (loss)	(28,014,790)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(21,938,593)

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MARCH 31, 2013
Increase (Decrease) in Net Assets	September 30, 2013	March 31, 2013
Operations
Net investment income (loss)	$6,076,197	$3,866,847
Net realized gain (loss)	(1,810,018)	3,616,311
Change in net unrealized appreciation (depreciation)	(26,204,772)	6,617,139
Net increase (decrease) in net assets resulting from operations	(21,938,593)	14,100,297

Distributions to Shareholders
From net investment income:
Investor Class	(535,030)	(3,543,092)
Institutional Class	(244,238)	(1,325,294)
A Class	(94,104)	(2,208,336)
B Class	—	(13,380)
C Class	—	(276,249)
R Class	—	(242,360)
From net realized gains:
Investor Class	—	(717,519)
Institutional Class	—	(236,224)
A Class	—	(530,970)
B Class	—	(11,491)
C Class	—	(241,708)
R Class	—	(73,074)
Decrease in net assets from distributions	(873,372)	(9,419,697)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	85,600,883	179,337,441

Net increase (decrease) in net assets	62,788,918	184,018,041

Net Assets
Beginning of period	819,833,914	635,815,873
End of period	$882,622,832	$819,833,914

Undistributed (distributions in excess of) net investment income	$3,786,629	$(1,416,196)

See Notes to Financial Statements.

18

Notes to Financial Statements

SEPTEMBER 30, 2013 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during

19

the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2625% to 0.3800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the period ended September 30, 2013 was 0.57% for the Investor Class, A Class, B Class, C Class and R Class, 0.37% for the Institutional Class and 0.32% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2013 totaled $228,380,484, of which $190,898,381 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2013 totaled $186,444,715, of which $170,830,116 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2013(1)		Year ended March 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	13,671,565	$141,856,413	26,469,034	$279,280,051
Issued in reinvestment of distributions	47,024	486,694	362,021	3,817,720
Redeemed	(9,127,110)	(94,702,514)	(14,041,397)	(148,531,528)
	4,591,479	47,640,593	12,789,658	134,566,243
Institutional Class
Sold	10,304,879	107,277,428	6,873,953	72,948,784
Issued in reinvestment of distributions	21,174	220,423	131,570	1,395,166
Redeemed	(2,233,986)	(23,303,071)	(5,211,221)	(55,449,133)
	8,092,067	84,194,780	1,794,302	18,894,817
A Class
Sold	4,989,907	51,419,371	12,716,753	133,274,905
Issued in reinvestment of distributions	8,757	90,109	244,640	2,562,621
Redeemed	(7,106,204)	(73,307,960)	(8,468,267)	(89,000,250)
	(2,107,540)	(21,798,480)	4,493,126	46,837,276
B Class
Sold	3,085	31,783	7,174	74,680
Issued in reinvestment of distributions	—	—	1,683	17,545
Redeemed	(77,307)	(786,725)	(102,424)	(1,065,470)
	(74,222)	(754,942)	(93,567)	(973,245)
C Class
Sold	270,909	2,766,539	1,663,552	17,323,213
Issued in reinvestment of distributions	—	—	36,125	376,630
Redeemed	(2,230,126)	(22,746,949)	(3,145,119)	(32,760,642)
	(1,959,217)	(19,980,410)	(1,445,442)	(15,060,799)
R Class
Sold	454,691	4,827,358	1,163,944	12,535,448
Issued in reinvestment of distributions	—	—	29,332	315,308
Redeemed	(808,396)	(8,553,016)	(1,650,959)	(17,777,607)
	(353,705)	(3,725,658)	(457,683)	(4,926,851)
R6 Class			N/A
Sold	2,411	25,000
Net increase (decrease)	8,191,273	$85,600,883	17,080,394	$179,337,441

(1)	July 26, 2013 (commencement of sale) through September 30, 2013 for the R6 Class.

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

22

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$690,363,808	—
Corporate Bonds	—	69,733,443	—
Collateralized Mortgage Obligations	—	42,047,423	—
Municipal Securities	—	15,513,772	—
Commercial Mortgage-Backed Securities	—	13,915,768	—
Temporary Cash Investments	$42,835,856	—	—
Total Value of Investment Securities	$42,835,856	$831,574,214	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$69,856	—
Futures Contracts	$(3,426)	—	—
Swap Agreements	—	(1,591,207)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$(3,426)	$(1,521,351)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The other contracts derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

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Value of Derivative Instruments as of September 30, 2013

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$6,724	Swap agreements	—
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	285,287	Unrealized loss on forward foreign currency exchange contracts	$215,431
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	2,320
Other Contracts	Swap agreements	—	Swap agreements	1,606,309
		$292,011		$1,824,060

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2013

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$40,377	Change in net unrealized appreciation (depreciation) on swap agreements	$(41,058)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(742,981)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(34,225)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	325,329	Change in net unrealized appreciation (depreciation) on futures contracts	18,036
Other Contracts	Net realized gain (loss) on swap agreement transactions	13,400	Change in net unrealized appreciation (depreciation) on swap agreements	(1,828,540)
		$(363,875)		$(1,885,787)

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$872,496,000
Gross tax appreciation of investments	$8,085,695
Gross tax depreciation of investments	(6,171,625)
Net tax appreciation (depreciation) of investments	$1,914,070

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data												Ratios and Supplemental Data
			Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013	(3)	$10.61	0.09	(0.36)	(0.27)	(0.02)	—	—	(0.02)	$10.32	(2.58)%	0.57	%(4)	0.57	%(4)	1.67	% (4)	1.67	%(4)	23%	$389,079
2013		$10.56	0.06	0.14	0.20	(0.13)	(0.02)	—	(0.15)	$10.61	1.96%	0.55%		0.57%		0.72%		0.70%		55%	$351,257
2012		$10.71	0.25	0.68	0.93	(0.34)	(0.74)	—	(1.08)	$10.56	8.93%	0.50%		0.58%		2.42%		2.34%		85%	$214,609
2011		$10.33	0.28	0.45	0.73	(0.24)	(0.11)	—	(0.35)	$10.71	7.16%	0.49%		0.58%		2.66%		2.57%		58%	$150,984
2010		$9.86	0.34	0.29	0.63	(0.16)	—	—	(0.16)	$10.33	6.42%	0.51%		0.58%		3.39%		3.32%		24%	$111,327
2009		$10.48	0.07	(0.29)	(0.22)	(0.30)	(0.01)	(0.09)	(0.40)	$9.86	(2.13)%	0.59%		0.59%		0.97%		0.97%		37%	$39,101
Institutional Class
2013	(3)	$10.67	0.09	(0.35)	(0.26)	(0.03)	—	—	(0.03)	$10.38	(2.48)%	0.37	%(4)	0.37	%(4)	1.87	%(4)	1.87	%(4)	23%	$174,960
2013		$10.62	0.10	0.12	0.22	(0.15)	(0.02)	—	(0.17)	$10.67	2.15%	0.35%		0.37%		0.92%		0.90%		55%	$93,508
2012		$10.76	0.31	0.65	0.96	(0.36)	(0.74)	—	(1.10)	$10.62	9.16%	0.30%		0.38%		2.62%		2.54%		85%	$74,012
2011		$10.37	0.30	0.46	0.76	(0.26)	(0.11)	—	(0.37)	$10.76	7.45%	0.29%		0.38%		2.86%		2.77%		58%	$95,487
2010		$9.90	0.34	0.31	0.65	(0.18)	—	—	(0.18)	$10.37	6.61%	0.30%		0.38%		3.60%		3.52%		24%	$22,633
2009		$10.51	(0.20)	— (5)	(0.20)	(0.31)	(0.01)	(0.09)	(0.41)	$9.90	(1.93)%	0.39%		0.39%		1.17%		1.17%		37%	$2,512

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data													Ratios and Supplemental Data
			Income From Investment Operations:				Distributions From:						Ratio to Average Net Assets of:
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013	(3)	$10.53	0.08		(0.37)	(0.29)	— (5)	—	—	— (5)	$10.24	(2.71)%	0.82	%(4)	0.82	%(4)	1.42	%(4)	1.42	%(4)	23%	$212,623
2013		$10.48	0.06		0.12	0.18	(0.11)	(0.02)	—	(0.13)	$10.53	1.62%	0.80%		0.82%		0.47%		0.45%		55%	$240,799
2012		$10.65	0.24		0.65	0.89	(0.32)	(0.74)	—	(1.06)	$10.48	8.68%	0.75%		0.83%		2.17%		2.09%		85%	$192,608
2011		$10.27	0.26		0.44	0.70	(0.21)	(0.11)	—	(0.32)	$10.65	6.93%	0.74%		0.83%		2.41%		2.32%		58%	$181,430
2010		$9.81	0.33		0.27	0.60	(0.14)	—	—	(0.14)	$10.27	6.08%	0.76%		0.83%		3.14%		3.07%		24%	$216,174
2009		$10.43	0.08		(0.31)	(0.23)	(0.29)	(0.01)	(0.09)	(0.39)	$9.81	(2.27)%	0.84%		0.84%		0.72%		0.72%		37%	$112,039
B Class
2013	(3)	$10.44	0.04		(0.36)	(0.32)	—	—	—	—	$10.12	(3.07)%	1.57	%(4)	1.57	%(4)	0.67	%(4)	0.67	%(4)	23%	$3,911
2013		$10.39	—	(5)	0.10	0.10	(0.03)	(0.02)	—	(0.05)	$10.44	0.97%	1.55%		1.57%		(0.28)%		(0.30)%		55%	$4,809
2012		$10.58	0.17		0.64	0.81	(0.26)	(0.74)	—	(1.00)	$10.39	7.80%	1.50%		1.58%		1.42%		1.34%		85%	$5,760
2011		$10.20	0.18		0.44	0.62	(0.13)	(0.11)	—	(0.24)	$10.58	6.17%	1.49%		1.58%		1.66%		1.57%		58%	$6,565
2010		$9.75	0.25		0.26	0.51	(0.06)	—	—	(0.06)	$10.20	5.21%	1.51%		1.58%		2.39%		2.32%		24%	$7,032
2009		$10.41	(0.04)		(0.27)	(0.31)	(0.26)	(0.01)	(0.08)	(0.35)	$9.75	(3.04)%	1.59%		1.59%		(0.03)%		(0.03)%		37%	$4,731
C Class
2013	(3)	$10.45	0.04		(0.36)	(0.32)	—	—	—	—	$10.13	(3.06)%	1.57	%(4)	1.57	%(4)	0.67	%(4)	0.67	%(4)	23%	$76,398
2013		$10.40	—	(5)	0.10	0.10	(0.03)	(0.02)	—	(0.05)	$10.45	0.97%	1.55%		1.57%		(0.28)%		(0.30)%		55%	$99,271
2012		$10.59	0.17		0.64	0.81	(0.26)	(0.74)	—	(1.00)	$10.40	7.79%	1.50%		1.58%		1.42%		1.34%		85%	$113,858
2011		$10.21	0.17		0.45	0.62	(0.13)	(0.11)	—	(0.24)	$10.59	6.16%	1.49%		1.58%		1.66%		1.57%		58%	$120,461
2010		$9.75	0.23		0.29	0.52	(0.06)	—	—	(0.06)	$10.21	5.32%	1.51%		1.58%		2.39%		2.32%		24%	$110,123
2009		$10.41	0.02		(0.33)	(0.31)	(0.26)	(0.01)	(0.08)	(0.35)	$9.75	(3.04)%	1.59%		1.59%		(0.03)%		(0.03)%		37%	$33,530

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data												Ratios and Supplemental Data
			Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
R Class
2013	(3)	$10.80	0.07	(0.37)	(0.30)	—	—	—	—	$10.50	(2.78)%	1.07	%(4)	1.07	%(4)	1.17	%(4)	1.17	%(4)	23%		$25,627
2013		$10.75	0.05	0.10	0.15	(0.08)	(0.02)	—	(0.10)	$10.80	1.43%	1.05%		1.07%		0.22%		0.20%		55%		$30,191
2012		$10.90	0.17	0.72	0.89	(0.30)	(0.74)	—	(1.04)	$10.75	8.35%	1.00%		1.08%		1.92%		1.84%		85%		$34,969
2011		$10.51	0.24	0.45	0.69	(0.19)	(0.11)	—	(0.30)	$10.90	6.60%	0.99%		1.08%		2.16%		2.07%		58%		$20,563
2010		$10.03	0.27	0.32	0.59	(0.11)	—	—	(0.11)	$10.51	5.89%	1.00%		1.08%		2.90%		2.82%		24%		$9,548
2009		$10.68	(0.01)	(0.26)	(0.27)	(0.28)	(0.01)	(0.09)	(0.38)	$10.03	(2.62)%	1.09%		1.09%		0.47%		0.47%		37%		$1,062
R6 Class
2013	(6)	$11.22	0.02	(0.86)	(0.84)	—	—	—	—	$10.38	0.10%	0.32	%(4)	0.32	%(4)	1.03	%(4)	1.03	%(4)	23	%(7)	$25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2013 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through September 30, 2013 (unaudited).

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2013.

See Notes to Financial Statements.

28

Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

29

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

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The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue

31

to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

32

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

33

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

34

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79791 1311

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 29, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 29, 2013